As filed with the Securities and Exchange Commission on April 30, 2008

Registration No. 333-76230

811-10617

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C 20549

RETIREMENT INCOME BUILDER BAI

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  9

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  10

Separate Account VA K

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

Approximate Date of Proposed Public Offering:

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1st 2008 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on pursuant to paragraph (a) (1) of Rule 485

☐	75 days after filing pursuant to paragraph (a) (2)

☐	on pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

2

RETIREMENT INCOME BUILDER - BAI VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA K

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2008

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

An optional Premium Enhancement Rider is available at the time that you purchase your policy. If you elect this rider, the Company will add a credit to your policy value for each premium payment that you make during the first four policy years. While there is no specific charge for the premium enhancement, the surrender charge is higher and lasts longer if you elect the rider. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement rider. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Retirement Income Builder - BAI Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2008. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Initial Class

Transamerica Asset Allocation - Growth VP – Initial Class

Transamerica Asset Allocation - Moderate VP – Initial Class

Transamerica Asset Allocation - Moderate Growth VP – Initial Class

Transamerica International Moderate Growth VP – Initial Class

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Global VP – Initial Class

Transamerica Capital Guardian U.S. Equity VP – Initial Class

Transamerica Capital Guardian Value VP – Initial Class

Subadvised by ING Clarion Real Estate Securities

Transamerica Clarion Global Real Estate Securities VP – Initial Class

Subadvised by Federated Equity Management Company of Pennsylvania

Transamerica Federated Market Opportunity VP – Initial Class

Subadvised by J.P. Morgan Investment Advisors, Inc.

Transamerica JPMorgan Core Bond VP – Initial Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP – Initial Class

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP – Initial Class

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP – Initial Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Initial Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP – Initial Class

Transamerica T. Rowe Price Small Cap VP – Initial Class

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP – Initial Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Convertible Securities VP – Initial Class

Transamerica Equity VP – Initial Class

Transamerica Growth Opportunities VP – Initial Class

Transamerica Money Market VP – Initial Class

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP – Initial Class

AIM VARIABLE INSURANCE FUNDS

Managed by Invesco Aim Advisors, Inc.

AIM V.I. Capital Appreciation Fund – Series II Shares

AIM V.I. Core Equity Fund – Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Global Technology Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Managed by Columbia Management Advisors, LLC

Columbia Asset Allocation Fund, Variable Series – Class A Shares

Columbia Large Cap Value Fund, Variable Series – Class A Shares

Columbia Small Company Growth Fund, Variable Series – Class A Shares

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Managed by Columbia Management Advisors, LLC and Marsico Capital

Management, LLC as Subadviser

Columbia Marsico Focused Equities Fund, Variable Series – Class A Shares

Columbia Marsico Growth Fund, Variable Series – Class A Shares

Columbia Marsico 21st Century Fund, Variable Series – Class A Shares

Managed by Columbia Management Advisors, LLC and MacKay Shields LLC as Subadviser

Columbia High Yield Fund, Variable Series – Class A Shares

Managed by Columbia Management Advisors, LLC

Columbia Mid Cap Growth Fund, Variable Series – Class A Shares

Managed by Columbia Management Advisors, LLC and Marsico Capital

Management, LLC as Subadviser

Columbia Marsico International Opportunities Fund, Variable Series – Class B Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity - VIP Equity-Income Portfolio – Service Class 2

Fidelity - VIP Growth Portfolio – Service Class 2

Fidelity - VIP Growth Opportunities Portfolio – Service Class

Fidelity - VIP Mid Cap Portfolio – Service Class 2

Fidelity - VIP Value Strategies Portfolio – Service Class 2

Managed by Fidelity Management & Research Company and Geode Capital

Management, LLC as subadviser

Fidelity - VIP Index 500 Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Managed by Franklin Advisers, Inc.

Franklin Small-Midcap Growth Securities Fund – Class 2

Managed by Franklin Advisory Services, LLC

Franklin Small Cap Value Securities Fund – Class 2

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund – Class 2

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund – Class 2

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen - Worldwide Growth Portfolio – Service Shares

MFS® VARIABLE INSURANCE TRUSTSM

Managed by MFS® Investment Management

MFS Growth Series – Service Class

MFS Research Series – Service Class

MFS Total Return Series – Service Class

MFS Utilities Series – Service Class

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Managed by OppenheimerFunds, Inc.

Oppenheimer Capital Appreciation Fund/VA – Service Shares

Oppenheimer Main Street Fund/VA – Service Shares

Oppenheimer Strategic Bond Fund/VA – Service Shares

PUTNAM VARIABLE TRUST

Managed by Putnam Investment Management, LLC

Putnam VT Growth and Income Fund – Class IB Shares

Putnam VT Research Fund – Class IB Shares

TABLE OF CONTENTS continued

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month following the month after the annuitant attains age 98. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The adjusted policy value less any applicable surrender charge or excess interest adjustment and rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge or excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, 5 for Life Rider, and the 5 for Life with Growth Rider.

Free Percentage — For the first policy year, the free percentage is 10% of your policy value. For subsequent policy years, the free percentage is 10% of your policy value plus any unused free percentage from prior years up to a maximum of 20%. If you elect certain options or riders, the free percentage is not cumulative (so free percentage amounts not withdrawn in one year do not carry over to subsequent years).

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•

gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Separate Account — Separate Account VA K, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements the Company establishes for such notices.

You (Your) — the owner of the policy.

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed under “Investment Choices” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

You can buy this policy with $2,000 or more under most circumstances. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. You can add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 6% of premium payments surrendered within five years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments. If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.

If you elect the Value Rider, we may deduct a surrender charge of up to 8% of premium payments surrendered within seven years of the premium date.

If you elect the Premium Enhancement Rider, we may deduct a surrender of up to 8% of your premium payments surrendered within seven years of the premium date.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depend on the death benefit option that you select, as follows:

•	1.30% if you choose the Return of Premium Death Benefit

•	1.50% if you choose the Annual Step-Up Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.

If you elect the Initial Payment Guarantee rider when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Beneficiary Earnings Enhancement (“BEE”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

If you elect the Beneficiary Earnings Enhancement -Extra II (“BEE -Extra II”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.60% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the 5 For Life rider, then there is an annual rider fee during the accumulation phase of 0.60% of the total withdrawal base on each rider anniversary.

If you elect the 5 For Life with Growth rider, then there is an annual rider fee during the accumulation phase of 0.60% of the total withdrawal base on each rider anniversary if you do not elect the additional death benefit and 0.85% of the total withdrawal base on each rider anniversary if you do elect the additional death benefit.

If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first three years.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to a surrender charge and an excess interest adjustment. You may have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each annuity payment.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

•	Annual Step-Up Death Benefit

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this rider.

•

You can elect an optional rider that reduces the mortality and expense risk fee. You can only elect this rider at the time you purchase your policy. This feature is called the “Value Rider.” The surrender charge is higher and lasts longer if you elect this rider.

•

You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Beneficiary Earnings Enhancement” (“BEE”) and “Beneficiary Earnings Enhancement - Extra II” (“BEE -Extra II”). There is an extra charge for these riders.

•	Under certain medically related circumstances, you may surrender all or part of the policy value without any surrender charge or excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•

Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any surrender charge or excess interest adjustment. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit if you invest only in certain designated investment choices. This feature is called the “5 For Life Rider.” There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit if you invest only in certain designated investment choices. This feature is called the “5 For Life with Growth Rider.”

•

You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.

•

You may elect to purchase an optional rider in which each premium payment made during the first four policy years will receive a premium enhancement that is added to your policy value. You can elect this rider at the time you purchase your policy. This feature is called the “Premium Enhancement” rider.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of the legal restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See Appendix—Policy Variations for information on how older policies have different features and requirements, and sometimes different fees and deductions.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2007, if any) are in Appendix – Condensed Financial Information to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Life Insurance Company

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee tables and expense examples.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:

Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	6%
Optional Premium Enhancement Rider	8%
Optional Value Rider	8%
Transfer Fee	$0 - $ 10
Special Service Fee	$0 - $ 25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge	$0 - $30 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit	0.20%
Liquidity Rider	0.50%
Value Rider	(0.25)%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.00%
Total Separate Account Annual Expenses with Lowest Optional Separate Account Expenses	1.05%
Optional Rider Fees:
Beneficiary Earnings Enhancement	0.25%
Beneficiary Earnings Enhancement - Extra II	0.55%
Living Benefits Rider	0.60%
5 For Life Rider	0.60%
5 for Life with Growth Rider (without additional death benefit)	0.60%
5 for Life with Growth Rider (with additional death benefit)	0.85%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2007 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.35%
Highest Gross	1.39%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2007, and the base policy with the combination of available optional features or riders with the highest fees and expenses including the Annual Step-Up Death Benefit, Beneficiary Earnings Enhancement - Extra II Rider, and 5 for Life with Growth and additional Death Benefit options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples:

If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):

1 Year	$984
3 Years	$1831
5 Years	$2338
10 Years	$4392

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):

1 Year	$441
3 Years	$1342
5 Years	$2170
10 Years	$4392

If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):

1 Year	$1031
3 Years	$1966
5 Years	$2403
10 Years	$4821

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):

1 Year	$490
3 Years	$1485
5 Years	$2403
10 Years	$4821

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Annuity Policy Fee Table and Expense Examples: The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See section “5. Expenses”.

Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium, regardless of how policy value is allocated among the investment choices. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency Cash® annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See section “5. Expenses”.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Special Service Fees: We may deduct a charge for special services, such as overnight delivery.

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Liquidity Rider: This fee is only charged for the first three policy years.

Optional Premium Enhancement Rider: If you elect the Premium Enhancement Rider, the surrender charge is higher and lasts longer than under a base policy, and the amount you may withdraw each year during the accumulation phase free of surrender charge is not cumulative.

Value Rider: If you elect the Value Rider your mortality and expense risk fee is reduced by 0.25%; however, your surrender charge is higher and lasts longer than under the base policy.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses plus any optional separate account expenses, but does not include any annual optional rider fees.

Total Separate Account Annual Expenses with Lowest Optional Separate Account Expenses: This reflects the base separate account expenses reduced by the Value Rider, but does not include any annual optional rider fees.

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are generally additional fees (each year) for those riders.

Beneficiary Earnings Enhancement and Beneficiary Earnings Enhancement - Extra II: This fee is a percentage of the policy value and is only deducted during the accumulation phase.

Living Benefits Rider: The annual fee is a percentage of the “principal back” total withdrawal base. The “principal back” total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” total withdrawal base is equal to: the “principal back” total withdrawal base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

5 for Life Rider, 5 for Life with Growth Rider (without additional death benefit) and 5 for Life with Growth Rider (with additional death benefit): The fee is a percentage of the withdrawal base. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments. The withdrawal base may be referred to as “total withdrawal base” in your policy statement and other documents.

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisors or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

Expense Examples: The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

1.	THE ANNUITY POLICY

This prospectus describes the Retirement Income Builder - BAI Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix - Policy Variations” for information about older policies.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee rider, then you will receive stabilized annuity payments that will never be less than a percentage of your initial annuity payment. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives (at our administrative and service office) all information needed to issue the policy;

•	the Company receives (at our administrative and service office) a minimum initial premium payment; and

•	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for most policies must be at least $2,000. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information at our administrative and service office. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information at our administrative and service office. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 require prior approval by the Company for issue ages 0-80. For issue ages over 80, cumulative premium payments above $500,000 require prior approval by the Company.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office, or by telephone, subject to the limitations described under “Telephone Transactions”. The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors but may not be available for all policies. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy. Please be certain to review the notes following the list of variable investment choices.

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Initial Class

Transamerica Asset Allocation - Growth VP – Initial Class

Transamerica Asset Allocation - Moderate VP – Initial Class

Transamerica Asset Allocation - Moderate Growth VP – Initial Class

Transamerica International Moderate Growth VP – Initial Class

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Global VP – Initial Class

Transamerica Capital Guardian U.S. Equity VP – Initial Class

Transamerica Capital Guardian Value VP – Initial Class

Subadvised by ING Clarion Real Estate Securities

Transamerica Clarion Global Real Estate Securities VP – Initial Class

Subadvised by Federated Equity Management Company of Pennsylvania

Transamerica Federated Market Opportunity VP – Initial Class

Subadvised by J.P. Morgan Investment Advisors, Inc.

Transamerica JPMorgan Core Bond VP – Initial Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP – Initial Class

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP – Initial Class

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP – Initial Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Initial Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP – Initial Class

Transamerica T. Rowe Price Small Cap VP – Initial Class

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP – Initial Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Convertible Securities VP – Initial Class

Transamerica Equity VP – Initial Class

Transamerica Growth Opportunities VP – Initial Class

Transamerica Money Market VP – Initial Class

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP – Initial Class

AIM VARIABLE INSURANCE FUNDS

Managed by Invesco Aim Advisors, Inc.

AIM V.I. Capital Appreciation Fund – Series II Shares

AIM V.I. Core Equity Fund – Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Global Technology Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Managed by Columbia Management Advisors, LLC

Columbia Asset Allocation Fund, Variable Series – Class A Shares

Columbia Large Cap Value Fund, Variable Series – Class A Shares

Columbia Small Company Growth Fund, Variable Series – Class A Shares

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Managed by Columbia Management Advisors, LLC and Marsico Capital Management, LLC as Subadviser

Columbia Marsico Focused Equities Fund, Variable Series – Class A Shares

Columbia Marsico Growth Fund, Variable Series – Class A Shares

Columbia Marsico 21st Century Fund, Variable Series – Class A Shares

Managed by Columbia Management Advisors, LLC and MacKay Shields LLC as Subadviser

Columbia High Yield Fund, Variable Series – Class A Shares

Managed by Columbia Management Advisors, LLC

Columbia Mid Cap Growth Fund, Variable Series – Class A Shares

Managed by Columbia Management Advisors, LLC and Marsico Capital Management, LLC as Subadviser

Columbia Marsico International Opportunities Fund, Variable Series – Class B Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity - VIP Equity-Income Portfolio – Service Class 2

Fidelity - VIP Growth Portfolio – Service Class 2

Fidelity - VIP Growth Opportunities Portfolio – Service Class

Fidelity - VIP Mid Cap Portfolio – Service Class 2

Fidelity - VIP Value Strategies Portfolio – Service Class 2

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser

Fidelity - VIP Index 500 Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Managed by Franklin Advisers, Inc.

Franklin Small-Midcap Growth Securities Fund – Class 2

Managed by Franklin Advisory Services, LLC

Franklin Small Cap Value Securities Fund – Class 2

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund – Class 2

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund – Class 2

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen - Worldwide Growth Portfolio – Service Shares

MFS® VARIABLE INSURANCE TRUSTSM

Managed by MFS® Investment Management

MFS Growth Series – Service Class

MFS Research Series – Service Class

MFS Total Return Series – Service Class

MFS Utilities Series – Service Class

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Managed by OppenheimerFunds, Inc.

Oppenheimer Capital Appreciation Fund/VA – Service Shares

Oppenheimer Main Street Fund/VA – Service Shares

Oppenheimer Strategic Bond Fund/VA – Service Shares

PUTNAM VARIABLE TRUST

Managed by Putnam Investment Management, LLC

Putnam VT Growth and Income Fund – Class IB Shares

Putnam VT Research Fund – Class IB Shares

NOTES TO VARIABLE INVESTMENT CHOICES

Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons, and risk tolerance.

Transamerica Series Trust — formerly known as AEGON/Transamerica Series Trust.

Transamerica Series Trust — All underlying subaccounts under Transamerica Series Trust have added to and/or revised the subaccount name to include Transamerica at the beginning of the subaccount name and VP at the end of the subaccount name.

Invesco Aim Advisors, Inc. — Effective March 31, 2008, formerly known as AIM Advisors, Inc.

MFS Growth Series — Effective May 1, 2008, formerly known as MFS Emerging Growth Series.

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

TRANSAMERICA SERIES TRUST

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value VP – Initial Class

The following subaccount closed to new investments on December 12, 2005:

TRANSAMERICA SERIES TRUST

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JP Morgan Mid Cap Value VP – Initial Class

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm.

Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received at our administrative and service office while the New York Stock Exchange is open to get same-day pricing of the transaction.

The number of transfers permitted may be limited and a $10 charge per transfer may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgement and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur even with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for the portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures will also reflect the premium enhancement, if any.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadvisor, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

See “Appendix - Policy Variations” for information about older policies.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the cumulative free percentage free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the five years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 - 1	6%
1 - 2	6%
2 - 3	6%
3 - 4	4%
4 - 5	2%
5 or more	0%

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your cumulative free percentage ($21,200), you would pay a surrender charge of $528 on the remaining $8,800 [6% of ($ 30,000 - $21,200)].

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $5,040 [6% of ($ 100,000 - ($80,000 x 20%))].

After the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment.

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.

Liquidity Rider Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	6%
1 – 2	6%
2 – 3	6%
more than 3	0%

Value Rider Surrender Charge. The following schedule shows the surrender charges that apply during the seven years following each premium payment if you elect the Value Rider:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	6%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	2%
more than 7	0%

You can surrender up to 10% of your policy value (measured at the time of surrender) each year free of surrender charges. This free amount is not cumulative and is determined at the time of the surrender. If you request a surrender in excess of this free amount, you will have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

Please note that if you elect this rider, your “free amount” is not cumulative, unlike the base policy which has a cumulative free amount. This non-cumulative nature of the free amount may increase the amount of surrender charge you pay for a full or partial surrender.

Premium Enhancement Rider Surrender Charge. The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment if you elect the premium enhancement rider:

Number of Years Since Premium Payment Date	Surrender Charge(as a percentage of premium surrendered)
0-1	8%
1-2	8%
2-3	6%
3-4	6%
4-5	5%
5-6	4%
6-7	2%
7 or more	0%

You can surrender up to 10% of your policy value (measured at the time of surrender) each year free of surrender charges. This free amount is not cumulative and is determined at the time of the surrender. If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

Please note that if you elect this rider, your “free amount” is not cumulative, unlike the base policy which has a cumulative free amount. This non-cumulative nature of the free amount may increase the amount of surrender charge you pay for a full or partial surrender.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cash® annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase:

•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%.

•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.35%.

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

State premium taxes currently range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single request.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

Liquidity Rider

If you elect the Liquidity Rider, there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first three policy years.

Premium Enhancement Rider

There is no specific charge for the premium enhancement, but the surrender charge is higher and the surrender charge period is longer if you elect this rider. The Company expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Beneficiary Earnings Enhancement

If you elect the Beneficiary Earnings Enhancement, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Beneficiary Earnings Enhancement - Extra II

If you elect the Beneficiary Earnings Enhancement - Extra II, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.60% of the “principal back” total withdrawal base on each rider anniversary prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

5 For Life

If you elect the 5 For Life Rider, there is an annual rider fee of 0.60% of the total withdrawal base charged on each rider anniversary prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base.)

5 for Life with Growth

If you elect the 5 For Life with Growth Rider, there is an annual rider fee for the base benefit of 0.60% of the total withdrawal base charged on each rider anniversary prior to annuitization. If you elect the additional death benefit option with the 5 For Life with Growth Rider, then you will be charged an annual fee of 0.85% of the total withdrawal base on each rider anniversary prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the Annuity Policy Fee Table section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the policies and receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to the Company and TCI

Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AIM VARIABLE INSURANCE FUNDS	0.50%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
COLUMBIA FUNDS VARIABLE INSURANCE TRUST	0.35%
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I	0.35%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND	0.50%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.35%
JANUS ASPEN SERIES	0.25%
MFS® VARIABLE INSURANCE TRUSTSM	0.45%
OPPENHEIMER VARIABLE ACCOUNT FUNDS	0.45%
PUTNAM VARIABLE TRUST	0.25%

NOTES TO INCOMING PAYMENTS:

Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

Transamerica Series Trust (“TST”): Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other arrangements may be received from TAM. A variety of financial and accounting methods may be used to allocate resources and profits to us. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities.

During 2007 we received $48,618,671.86 from TAM pursuant to these arrangements. This is in addition to the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Columbia Funds Variable Insurance Trust I: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

•

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):

•

may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies

•

may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2007, TCI received revenue sharing payments ranging from $2,500 to $ 49,350 (for a total of $381,768.22) from the following Fund managers and/or sub-advisers to participate in TCI’s events: ClearBridge Advisors, LLC, T. Rowe Price Associates Inc., Transamerica Investment Management, LLC, Van Kampen Asset Management, Morgan Stanley Investment Management, Inc., Janus Capital Management, LLC, Jennison Associates LLC, Pacific Investment Management Company LLC, MFS® Investment Management, American Century Investment Management, Inc., AllianceBernstein L.P., Federated Equity Management Company of Pennsylvania, Federated Investment Management Company, Fidelity Management & Research Company, ING Clarion Real Estate Securities, BlackRock Advisors LLC, BlackRock Investment Management, LLC, Invesco AIM , Inc., Columbia Management Advisors, LLC, J.P. Morgan Investment Management, Inc., OppenheimerFunds, Inc., and RidgeWorth Capital Management, Inc. Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts (See “Section 10, Systematic Payout Option” for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See “Section 8, Death Benefit”, for more details. A surrender may also reduce other benefits.

Surrenders from qualified policies may be restricted or prohibited.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency Cash® payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 98. The earliest annuity commencement date is at least thirty days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only and some can be fixed or variable.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the annuitant’s lifetime. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash ® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies (if both joint annuitants die) before age 101;

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain option. Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency Cash®; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

Succession of Ownership

If an owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you chose when you buy the policy. The “base policy” death benefit will generally be the greatest of:

•	the policy value on the date we receive the required information at our administrative and service office

•	the cash value on the date we receive the required information at our administrative and service office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge)

•	the guaranteed minimum death benefit, if any, (discussed below), plus premium payments, less adjusted partial surrenders, from the date of death to the date the death benefit is paid

(The gross partial surrender is the amount you request to withdraw, plus any surrender charge that may be applicable.)

Please note, the death benefit terminates upon annuitization and there is a mandatory annuitization date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Annual Step-Up Death Benefit

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

This benefit is not available if the annuitant is 91 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit. The application and operation of the Guaranteed Minimum Death Benefit are governed by the terms and conditions of the policy form and riders.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders-Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed lifetime withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed lifetime withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed lifetime withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders-403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed lifetime withdrawal benefit.

Surrenders-Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular withdrawals from your policy by using the Systematic Payout Option. Under this option, you can receive up to 10% (annually) of your policy value. For amounts greater than 10% of your premium payments, you must receive prior Company approval.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually and will not begin until one withdrawal period from the date we receive your written instructions at our administrative and service office. Each withdrawal must be at least $50. Monthly and quarterly withdrawals must generally be made by electronic funds transfer directly to your checking or savings account.

If you request an additional withdrawal while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

Keep in mind that partial withdrawals under the systematic payout option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it.

The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee rider, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

In addition, with this guarantee your annuity payments are stabilized, or held level, throughout each year. The payment amount is adjusted once each year to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Rider Fee. There is a charge for the Initial Payment Guarantee rider, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee rider fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies, may not be available for all policies, and may not be available in all states.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. Please note we may credit interest in the fixed account at a lower rate if you select this rider. The rider fee is only charged for the first three policy years.

Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested in once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Other Terms and Conditions: You cannot elect the Value Rider nor the Premium Enhancement Rider if you elect this rider.

Termination. The rider is irrevocable.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Liquidity Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Liquidity Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Value Rider

You may only elect the Value Rider at the time you buy your policy. If you elect the Value Rider, the mortality and expense risk fee is reduced by 0.25% (in other words 25 basis points).

Rider Fee. There is no specific charge for the Value Rider, but the surrender charge is higher and the surrender charge period is longer if you elect the rider. The Company expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to compensate for the reduction in the mortality and expense risk fee.

Please note that if you elect this rider, your “free percentage” is not cumulative, unlike the base policy which has a cumulative free percentage. The non-cumulative nature of the free percentage under the rider may increase the amount of surrender charge you pay for a full or partial surrender.

Other Terms and Conditions: You cannot elect the Liquidity Rider nor the Premium Enhancement Rider if you elect this rider.

Termination. The rider is irrevocable.

The Value Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Value Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Premium Enhancement Rider

An optional “premium enhancement” rider is available at the time you buy your policy. If you elect this rider, each premium payment for the first four policy years will receive a premium enhancement that the Company adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals. Because the surrender charge under the policy is higher and the surrender charge period is longer if you elect this rider, electing this rider may be beneficial to you only if you own the policy a sufficient length of time.

You may only elect the premium enhancement rider at the time you buy your policy. If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment for the first four policy years will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 1.50% of the amount of the premium payment; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

The Company may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

•	exercise of the right to cancel option;

•	exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement;

•	annuitization within one year from the time we apply the premium enhancement.

Please note: If we recapture the premium enhancement, it will be the dollar amount that we added to the policy, not a percentage of your policy value at the time of recapture. Thus, if your policy is worth less (or more) than at the time of purchase, the effect of the recapture on your policy value on a percentage basis may be greater (or less) than the original percentage added. You bear the investment risk on the premium enhancement.

This benefit is not available if the owner or annuitant is age 71 or older on the policy date.

Rider Fee. There is no specific charge for the premium enhancement, but the surrender charge is higher and the surrender charge period is longer if you elect the rider. The Company expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Other Terms and Conditions: You cannot elect the Liquidity Rider nor the Value Rider if you elect this rider.

Termination. The rider is irrevocable.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this policy as a qualified policy.

The premium enhancement rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the premium enhancement rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Beneficiary Earnings Enhancement

The optional Beneficiary Earnings Enhancement rider pays an additional amount (based on earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Beneficiary Earnings Enhancement is only available for issue ages through age 80.

Beneficiary Earnings Enhancement Benefit Amount. The Beneficiary Earnings Enhancement is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Beneficiary Earnings Enhancement is equal to:

•	the Beneficiary Earnings Enhancement factor (see below); multiplied by

•	the rider earnings, if any, on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Beneficiary Earnings Enhancement rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Beneficiary Earnings Enhancement rider after you purchase the policy,

rider earnings do not include any gains before the 1035 exchange or the date the Beneficiary Earnings Enhancement is added to your policy.

The Beneficiary Earnings Enhancement factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Beneficiary Earnings Enhancement will be considered.

Please see “Appendix – Beneficiary Earnings Enhancement — Additional Information” for an example which illustrates the Beneficiary Earnings Enhancement payable as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Beneficiary Earnings Enhancement, the spouse will receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80.

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Beneficiary Earnings Enhancement would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the Beneficiary Earnings Enhancement is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax advisor before electing this rider for any qualified plan or IRA.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Beneficiary Earnings Enhancement may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Beneficiary Earnings Enhancement rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Beneficiary Earnings Enhancement - Extra II

The optional Beneficiary Earnings Enhancement -Extra II rider pays an additional death benefit amount when a death benefit is payable during the accumultion phase under your policy, in certain circumstances. The Beneficiary Earnings Enhancement—Extra II is only available for issue ages through age 75.

Beneficiary Earnings Enhancement - Extra II Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but currently equals 30% for issue ages 0—70 and 20% for issue ages 71—75, based on the annuitant’s age.

No benefit is payable under the Beneficiary Earnings Enhancement—Extra II if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see “Appendix – Beneficiary Earnings Enhancement - Extra II — Additional Information” for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement - Extra II benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Beneficiary Earnings Enhancement - Extra II, the spouse will receive a one-time policy value increase equal to the

Beneficiary Earnings Enhancement - Extra II. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement - Extra II may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and for any qualified plan or IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Beneficiary Earnings Enhancement - Extra II may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Beneficiary Earnings Enhancement - Extra II. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional — You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•

Special — You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we have received all necessary information and the minimum required amount. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

There is no charge for this benefit.

Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

•	Certain protections under the rider are available only if you hold the rider for ten years.

•

If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

Guaranteed Minimum Accumulation Benefit

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charge or excess interest adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix — Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.

•	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees—on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See “Adjusted Partial Withdrawals” below.)

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to any surrender charge or excess interest adjustment; and

•	may be subject to income taxes and federal tax penalties (See “Section 9. Taxes”).

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot begin until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis, but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees by a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis.

Rider Fee. A rider fee, 0.60% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.60% of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities — Service Class subaccount (which invests in the Transamerica U.S. Government Securities — Service Class portfolio of the Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities — Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment choices.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by sending us written notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Other Terms and Conditions

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

5 for Life Rider

You may elect to purchase the optional 5 For Life rider which provides you with a guaranteed lifetime withdrawal benefit if you invest only in certain designated choices. This rider is available during the accumulation phase. The 5 for Life Rider is only available for annuitant issue ages through age 90. The maximum issue age may be lower if required by state law.

5 For Life Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the variable investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year starting with the calendar year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death (unless your total withdrawal base is reduced to zero because of “excess withdrawals” - see Total Withdrawal Base and Adjusted Partial Withdrawals, below). All withdrawals before the annuitant is 59 are excess withdrawals: a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 (5% of $100,000) each calendar year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one year).

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—5 For Life Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•	You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under the rider. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the maximum annual withdrawal amount, and if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your maximum annual withdrawal amount, your total withdrawal base, and your minimum remaining withdrawal amount.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	The tax rules for qualified policies may limit the value of this rider. You should consult a qualified tax advisor before electing the 5 For Life Rider for a qualified policy.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 For Life Rider unless:

•	the annuitant is age 90 or younger;

•	the annuitant is also an owner (except in the case of non-natural owners); and

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. (See “Adjusted Partial Withdrawals” below.)

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy) and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to 5% of the total withdrawal base.

For qualified policies: The maximum annual withdrawal amount for the year that the plan participant (generally the annuitant) becomes 70 1/2 years old (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a calendar year for withdrawal in a future year. This means that if you do not take the maximum annual withdrawal amount during a calendar year, you cannot take more than the maximum annual withdrawal amount in the next calendar year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent adjusted partial withdrawals.

Please note:

•

We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal. It is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the total withdrawal base on the rider date is generally equal to the policy value (less any premium enhancement if the rider is added in the first policy year), the maximum annual withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis, but will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount in a rider year (“excess withdrawals”) will reduce the total withdrawal base and minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - 5 For Life Rider” for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rate adjustments. Excess withdrawals may eliminate the guarantee offered by this rider.

Please note: Upon the death of the annuitant, the 5 for Life Rider terminates and there are no more additional guaranteed withdrawals.

Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base.)

Designated Investment Choices. If you elect the 5 For Life rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Money Market VP – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated investment choices; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated choices.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the fourth rider anniversary) as long as you are younger than the maximum rider issue age. At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage). The new rider date will be the date the Company receives all necessary information.

Annuitization. If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

Death Benefit. If you elect the 5 For Life benefit and if, upon the death of the annuitant, the minimum remaining withdrawal amount is great than the base policy benefit, then we will add the excess amount to the death benefit payable.

Please note: If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the cash value.

Termination. The 5 For Life rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 For Life rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The 5 For Life rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the 5 For Life rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

5 For Life with Growth Rider

You may elect to purchase the optional 5 for Life with Growth rider which provides you with a guaranteed lifetime withdrawal benefit. This rider is available during the accumulation phase. The 5 for Life with Growth rider is available for annuitant issue ages 55 through age 80. The maximum issue age may be lower if required by state law.

5 for Life with Growth Benefit

This benefit is intended to provide an accumulating withdrawal base during the growth period, thereafter a stable withdrawal base and a level of cash withdrawals regardless of the performance of the variable investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value while the annuitant is living (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year that the annuitant is living (unless your total withdrawal base is reduced to zero because of “excess withdrawals”; see “Total Withdrawal Base” and “Total Withdrawal Base Adjustments,” below). All withdrawal before the annuitant is 59 are excess withdrawals, and a penalty tax may be assessed on amounts withdrawn form the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 61 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. At that time, you could still withdraw up to $6,381 (5% of the total withdrawal base) each calendar year for the rest of your life (assuming that you do not withdraw more than $6,381 in any one year).

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - 5 For Life with Growth Rider” for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rate amount.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under the rider. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the maximum annual withdrawal amount, and if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your maximum annual withdrawal amount, your total withdrawal base, and your minimum remaining withdrawal amount.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited to your financial needs and risk tolerance.

•	The tax rules for qualified policies may limit the value of this rider. You should consult a qualified tax advisor before electing the 5 For Life with Growth Rider for a qualified policy.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 for Life with Growth rider unless:

•	the annuitant is at least 55 through age 80;

•	the annuitant is also an owner (except in the case of non-natural owners); and

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” and “Minimum Remaining Withdrawal Adjustments,” below.

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy) and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter the maximum annual withdrawal amount for each subsequent calendar year is equal to 5% of the total withdrawal base.

For qualified policies: The maximum annual withdrawal amount for the year that the plan participant (generally the annuitiant) becomes 70  1/2 years old (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals guaranteed by this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a calendar year for withdrawal in a future year. This means that if you do not take the maximum annual withdrawal amount during a calendar year, you cannot take more than the maximum annual withdrawal amount in the next calendar year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

All policy value must be allocated to a limited number of specified funds (See “Designated Choices” below).

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year).

The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of 5% (the accumulation stops at the end of the growth period).

The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments” below) including the withdrawal, if any, which ended the growth period.

Please note:

•

We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal. It is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•	The growth (or accumulation) at 5% applies only to the total withdrawal base, and the growth rate has no effect on the policy value.

•	Because the total withdrawal base is equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the 5 for Life with Growth rider terminates and there are no more additional guaranteed withdrawals.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount in a rider year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount in a rider year (“excess withdrawals”) will reduce the total withdrawal base by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - 5 For Life with Growth Rider” for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate the guarantee offered by this rider.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments,” below).

Please note: The minimum remaining withdrawal amount does not accumulate, and the growth benefit has no effect on policy value.

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount in a rider year will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount in a rider year (in proportion to the reduction in the policy value) possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - 5 For Life with Growth Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Additional Death Benefit available with the 5 for Life with Growth Benefit. If you elect the 5 for Life with Growth rider, you may also elect for us to potentially add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

Please note:

•	Excess withdrawals may eliminate the additional death benefit available with the 5 for Life with Growth rider.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the cash value after the death of the annuitant.

•

No additional death benefit is payable if the base policy death benefit (including any guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary if you do not elect the additional death benefit and 0.85% of the total withdrawal base on each rider anniversary if you do elect the additional death benefit, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

Designated Investment Choices. If you elect the 5 for Life with Growth rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Money Market VP – Service Class Fixed Account

If you elect this rider, you may transfer amounts among the designated investment choices; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated choice.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the 4th rider anniversary) as long as you are younger than the maximum rider issue age. At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate. The new rider date will be the date the Company receives all necessary information.

Annuitization. If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

Termination. The 5 for Life with Growth rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 for Life with Growth rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitication option with guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The 5 For Life with Growth rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the 5 For Life with Growth rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our administrative and service office. An ownership change may be a taxable event.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. Please note, we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. If state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive (at our administrative and service office) written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void. If state law requires, we will refund your original premium payment(s).

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there will be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc., to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the policy.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica

Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company.

The Separate Account

The Company established a separate account, called Separate Account VA K, under the laws of the State of Iowa on July 10, 2001. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

Distributor of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.) TCI markets the policies through the banks and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through banks and broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 5.50% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms.

We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guaranties.

Additional Compensation That We and Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2007, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $12,500 to $500,000, and payments of between 0.10% and 0.25% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2007, we and/or TCI had such “preferred product” arrangements with the following selling firms:

Centaurus Financial

Citizens Bank

Compass Bancshares

Huntington Investments

LPL Financial

M & T Bank

Merrill Lynch

Raymond James Financial Group

Raymond James and Associates

Smith Barney/Citigroup

Stifel Nicholas

Suntrust

UBS Paineweber Financial Services

US Bancorp

Wachovia Securities/Wachovia Bank

During 2007, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2007

Wachovia Bank/ Wachovia Securities	$1,201,395
Merrill Lynch	$819,400
Smith Barney/Citigroup	$776,202
LPL Financial	$690,374
UBS Financial	$559,021
Raymond James Financial Services	$396,697
Raymond James and Associates	$140,344
M & T Bank	$138,354
Huntington Bank	$97,938
Suntrust Bank	$95,000

No specific charge is assessed directly to policy owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
State Regulation of Transamerica Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix A - Condensed Financial Information

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2007. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	(800) 525-6205
writing	Transamerica Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Initial Class(1)	2007	$1.281467	$1.336403	0.00
Subaccount Inception Date May 1, 2002	2006	$1.194232	$1.281467	15,415.699
	2005	$1.158033	$1.194232	870,491.835
	2004	$1.076670	$1.158033	1,319,117.770
	2003	$0.893465	$1.076670	1,099,957.740
	2002	$1.000000	$0.893465	127,973.850
Transamerica Asset Allocation - Growth VP – Initial Class(1)	2007	$1.436552	$1.517437	219,851.369
Subaccount Inception Date May 1, 2002	2006	$1.267279	$1.436552	221,112.280
	2005	$1.151594	$1.267279	278,390.854
	2004	$1.028744	$1.151594	72029.650
	2003	$0.802225	$1.028744	30,576.885
	2002	$1.000000	$0.802225	100.000
Transamerica Asset Allocation - Moderate VP – Initial Class(1)	2007	$1.331621	$1.409229	0.00
Subaccount Inception Date May 1, 2002	2006	$1.218329	$1.331621	44,994.791
	2005	$1.156532	$1.218329	1,124,971.429
	2004	$1.059046	$1.156532	2,024,850.941
	2003	$0.865078	$1.059046	1,810,386.551
	2002	$1.000000	$0.865078	530,746.479
Transamerica Asset Allocation - Moderate Growth VP – Initial Class(1)	2007	$1.396424	$1.475825	2,080,966.664
Subaccount Inception Date May 1, 2002	2006	$1.251178	$1.396424	2,641,987.610
	2005	$1.161058	$1.251178	3,728,353.097
	2004	$1.043050	$1.161058	2,443,697.123
	2003	$0.836600	$1.043050	2,138,692.122
	2002	$1.000000	$0.836600	962,428.276
Transamerica International Moderate Growth VP – Initial Class(1)	2007	$1.029396	$1.096824	0.000
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.029396	0.000
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.787597	$1.862847	0.000
Subaccount Inception Date May 1, 2002	2006	$1.594868	$1.787597	0.000
	2005	$1.476421	$1.594868	192,061.264
	2004	$1.358262	$1.476421	244,798.262
	2003	$1.006802	$1.358262	236,074.493
	2002	$1.000000	$1.006802	29,792.817

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.661223	$1.625968	0.000
Subaccount Inception Date May 1, 2002	2006	$1.538843	$1.661223	48,172.124
	2005	$1.476412	$1.538843	77,927.265
	2004	$1.371997	$1.476412	104,864.924
	2003	$1.025215	$1.371997	77,839.172
	2002	$1.000000	$1.025215	33,559.724
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$1.801811	$1.655291	0.000
Subaccount Inception Date May 1, 2002	2006	$1.577498	$1.801811	0.000
	2005	$1.493790	$1.577498	83,831.593
	2004	$1.305638	$1.493790	354,751.551
	2003	$0.989544	$1.305638	357,225.862
	2002	$1.000000	$0.989544	228,337.892
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.557581	$2.339040	0.000
Subaccount Inception Date May 1, 2003	2006	$1.833486	$2.557581	6,764.285
	2005	$1.647994	$1.833486	10,989.313
	2004	$1.265251	$1.647994	11,734.040
	2003	$1.000000	$1.265251	0.000
Transamerica Federated Market Opportunity VP – Initial Class(1)	2007	$1.277493	$1.246339	0.000
Subaccount Inception Date May 1, 2002	2006	$1.268021	$1.277493	122,732.847
	2005	$1.232218	$1.268021	148,561.010
	2004	$1.150942	$1.232218	216,745.439
	2003	$0.925497	$1.150942	158,196.416
	2002	$1.000000	$0.925497	101,149.115
Transamerica JPMorgan Core Bond VP – Initial Class(1)	2007	$1.139021	$1.194098	0.000
Subaccount Inception Date May 1, 2002	2006	$1.117946	$1.139021	89,591.178
	2005	$1.114652	$1.117946	167,114.394
	2004	$1.087736	$1.114652	458,760.927
	2003	$1.063913	$1.087736	378,068.068
	2002	$1.000000	$1.063913	264,247.081
Transamerica JP Morgan Mid Cap Value VP – Initial Class(1)	2007	$1.421580	$1.433017	0.000
Subaccount Inception Date May 1, 2002	2006	$1.236641	$1.421580	13,728.516
	2005	$1.155514	$1.236641	108,203.580
	2004	$1.028652	$1.155514	294,220.490
	2003	$0.798370	$1.028652	294,998.734
	2002	$1.000000	$0.798370	120,795.371
Transamerica Jennison Growth VP – Initial Class(1)	2007	$1.129751	$1.234997	0.000
Subaccount Inception Date May 1, 2002	2006	$1.130104	$1.129751	0.000
	2005	$1.012972	$1.130104	0.000
	2004	$0.946858	$1.012972	0.000
	2003	$0.749982	$0.946858	0.000
	2002	$1.000000	$0.749982	100.000
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.617641	$1.602174	0.000
Subaccount Inception Date May 1, 2003	2006	$1.391655	$1.617641	0.000
	2005	$1.363800	$1.391655	27,477.859
	2004	$1.274643	$1.363800	26,920.772
	2003	$1.000000	$1.274643	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.328792	$1.326743	0.000
Subaccount Inception Date May 1, 2002	2006	$1.221573	$1.328792	0.000
	2005	$1.223742	$1.221573	703.045
	2004	$1.137199	$1.223742	707.345
	2003	$0.985166	$1.137199	711.676
	2002	$1.000000	$0.985166	100.000
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.131892	$1.208880	0.000
Subaccount Inception Date May 1, 2002	2006	$1.107823	$1.131892	479,705.951
	2005	$1.104194	$1.107823	1,114,148.444
	2004	$1.077880	$1.104194	2,348,709.832
	2003	$1.048045	$1.077880	1,933,595.652
	2002	$1.000000	$1.048045	1,112,857.284
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$1.381432	$1.399127	0.000
Subaccount Inception Date May 1, 2002	2006	$1.184398	$1.381432	99,146.885
	2005	$1.160343	$1.184398	382,911.993
	2004	$1.030895	$1.160343	740,980.963
	2003	$0.837245	$1.030895	689,336.643
	2002	$1.000000	$0.837245	255,288.886
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$1.214819	$1.305309	0.000
Subaccount Inception Date May 1, 2002	2006	$1.196154	$1.214819	0.000
	2005	$1.102984	$1.196154	158,118.000
	2004	$1.019424	$1.102984	377,727.456
	2003	$0.740575	$1.019424	381,281.208
	2002	$1.000000	$0.740575	142,500.728
Transamerica Third Avenue Value VP—Initial Class(1)	2007	$1.769102	$1.755054	0.000
Subaccount Inception Date May 1, 2002	2006	$1.554574	$1.769102	3,123.570
	2005	$1.334575	$1.554574	18,897.455
	2004	$1.090750	$1.334575	210,597.277
	2003	$0.810528	$1.090750	193,909.956
	2002	$1.000000	$0.810528	149,488.819
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.415949	$1.646704	0.000
Subaccount Inception Date May 1, 2003	2006	$1.302263	$1.415949	11,370.676
	2005	$1.278592	$1.302263	11,088.925
	2004	$1.152367	$1.278592	19,115.016
	2003	$1.000000	$1.152367	0.000
Transamerica Equity VP – Initial Class(1)	2007	$1.492497	$1.701346	0.000
Subaccount Inception Date May 1, 2002	2006	$1.400247	$1.492497	153,114.254
	2005	$1.225508	$1.400247	196,811.127
	2004	$1.079452	$1.225508	263,213.770
	2003	$0.839042	$1.079452	155,113.498
	2002	$1.000000	$0.839042	65,403.478
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.678931	$2.025794	0.000
Subaccount Inception Date May 1, 2003	2006	$1.629301	$1.678931	39,073.576
	2005	$1.429752	$1.629301	46,465.128
	2004	$1.250499	$1.429752	37,765.492
	2003	$1.000000	$1.250499	6,962.339

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Money Market VP – Initial Class(1)	2007	$1.009323	$1.039186	0.000
Subaccount Inception Date May 1, 2002	2006	$0.982945	$1.009323	0.000
	2005	$0.974461	$0.982945	152,083.949
	2004	$0.984096	$0.974461	149,146.972
	2003	$0.995877	$0.984096	233,186.103
	2002	$1.000000	$0.995877	147,200.809
Transamerica Small/Mid Cap Value VP – Initial Class(1)	2007	$1.710315	$2.091400	0.000
Subaccount Inception Date May 1, 2002	2006	$1.477664	$1.710315	0.000
	2005	$1.327152	$1.477664	0.000
	2004	$1.163563	$1.327152	27,104.072
	2003	$0.621914	$1.163563	27,678.575
	2002	$1.000000	$0.621914	28,168.065
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$1.080593	$1.297986	0.000
Subaccount Inception Date May 1, 2002	2006	$1.002815	$1.080593	0.000
	2005	$0.951021	$1.002815	0.000
	2004	$0.905415	$0.951021	36,700.267
	2003	$0.720625	$0.905415	46,594.849
	2002	$1.000000	$0.720625	27,537.132
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.029029	$1.067071	0.000
Subaccount Inception Date November 3, 2003	2006	$1.018397	$1.029029	0.000
	2005	$1.018521	$1.018397	0.000
	2004	$1.009640	$1.018521	0.000
	2003	$1.000000	$1.009640	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.155165	$1.265249	0.000
Subaccount Inception Date May 1, 2002	2006	$1.110913	$1.155165	0.000
	2005	$1.043548	$1.110913	11,446.738
	2004	$1.001083	$1.043548	49,727.105
	2003	$0.790416	$1.001083	43,078.526
	2002	$1.000000	$0.790416	21,572.491
AIM V.I. Core Equity Fund – Series II Shares	2007	$1.284314	$1.358185	0.000
Subaccount Inception Date May 1, 2002	2006	$1.125210	$1.284314	0.000
	2005	$1.092210	$1.125210	6,512.122
	2004	$1.025198	$1.092210	103,083.682
	2003	$0.842258	$1.025198	77,787.471
	2002	$1.000000	$0.842258	60,147.853
AllianceBernstein Global Technology Portfolio – Class B	2007	$1.058589	$1.244172	0.000
Subaccount Inception Date May 1, 2002	2006	$0.996205	$1.058589	0.000
	2005	$0.980317	$0.996205	0.000
	2004	$0.951577	$0.980317	183,463.472
	2003	$0.675001	$0.951577	188,196.656
	2002	$1.000000	$0.675001	4,486.579
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.098846	$1.223830	0.000
Subaccount Inception Date May 1, 2002	2006	$1.127992	$1.098846	0.000
	2005	$1.001784	$1.127992	0.000
	2004	$0.943168	$1.001784	4,060.226
	2003	$0.779803	$0.943168	4,437.003
	2002	$1.000000	$0.779803	6,167.743

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Columbia Asset Allocation Fund, Variable Series – Class A Shares	2007	$1.044758	$1.118123	0.000
Subaccount Inception Date May 1, 2003	2006	$1.231041	$1.044758	0.000
	2005	$1.201966	$1.231041	0.000
	2004	$1.133046	$1.201966	0.000
	2003	$1.000000	$1.133046	0.000
Columbia Large Cap Value Fund, Variable Series – Class A Shares	2007	$1.068790	$1.076386	0.000
Subaccount Inception Date May 1, 2003	2006	$1.485939	$1.068790	444,667.687
	2005	$1.386220	$1.485939	292,630.148
	2004	$1.249393	$1.386220	247,741.224
	2003	$1.000000	$1.249393	33,673.360
	2002	$1.000000	$0.783344	186,296.019
Columbia Small Company Growth Fund, Variable Series – Class A Shares	2007	$0.940417	$1.045949	0.000
Subaccount Inception Date May 1, 2003	2006	$1.492333	$0.940417	0.000
	2005	$1.434369	$1.492333	0.000
	2004	$1.328237	$1.434369	0.000
	2003	$1.000000	$1.328237	0.000
Columbia Marsico Focused Equities Fund, Variable Series – Class A Shares	2007	$1.288983	$1.435098	0.000
Subaccount Inception Date May 1, 2002	2006	$1.214271	$1.288983	71,094.432
	2005	$1.122749	$1.214271	954,023.814
	2004	$1.002896	$1.122749	1,756,261.981
	2003	$0.788205	$1.002896	522,345.246
	2002	$1.000000	$0.788205	585,968.413
Columbia Marsico Growth Fund, Variable Series – Class A Shares	2007	$1.217810	$1.402453	0.000
Subaccount Inception Date May 1, 2002	2006	$1.170772	$1.217810	420,507.941
	2005	$1.111348	$1.170772	706,714.286
	2004	$1.028561	$1.111348	879,533.052
	2003	$0.783344	$1.028561	1,633,428.587
	2002	$1.000000	$0.783344	186,296.019
Columbia Marsico 21st Century Fund, Variable Series – Class A Shares	2007	$1.881718	$2.200391	0.000
Subaccount Inception Date May 1, 2002	2006	$1.602792	$1.881718	0.000
	2005	$1.515276	$1.602792	304,930.923
	2004	$1.263270	$1.515276	325,195.117
	2003	$0.865560	$1.263270	333,765.584
	2002	$1.000000	$0.865560	19,645.406
Columbia High Yield Fund, Variable Series – Class A Shares	2007	$1.468125	$1.465731	0.000
Subaccount Inception Date May 1, 2002	2006	$1.346020	$1.468125	74,663.992
	2005	$1.343919	$1.346020	263,936.794
	2004	$1.230540	$1.343919	625,181.697
	2003	$0.956633	$1.230540	542,977.925
	2002	$1.000000	$0.956633	264,017.507
Columbia Mid Cap Growth Fund, Variable Series – Class A Shares	2007	$1.217357	$1.430552	0.000
Subaccount Inception Date May 1, 2002	2006	$1.055026	$1.217357	95,027.055
	2005	$1.022968	$1.055026	207,353.290
	2004	$0.914662	$1.022968	441,706.929
	2003	$0.731895	$0.914662	347,289.776
	2002	$1.000000	$0.731895	161,850.068

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Columbia Marsico International Opportunities Fund, Variable Series – Class B Shares	2007	$1.899881	$2.228894	0.000
Subaccount Inception Date May 1, 2002	2006	$1.572595	$1.899881	194,762.631
	2005	$1.341939	$1.572595	339,816.144
	2004	$1.174023	$1.341939	399,192.566
	2003	$0.853816	$1.174023	199,083.028
	2002	$1.000000	$0.853816	52,708.694
Fidelity - VIP Equity-Income Portfolio – Service Class 2	2007	$1.379845	$1.369859	0.000
Subaccount Inception Date May 1, 2002	2006	$1.173503	$1.379845	310,450.918
	2005	$1.133751	$1.173503	431,748.132
	2004	$1.039687	$1.133751	556,740.650
	2003	$0.815553	$1.039687	302,002.032
	2002	$1.000000	$0.815553	156,068.077
Fidelity - VIP Growth Portfolio – Service Class 2	2007	$1.052790	$1.307173	0.000
Subaccount Inception Date May 1, 2002	2006	$1.007566	$1.052790	61,101.662
	2005	$0.974060	$1.007566	55,355.957
	2004	$0.963507	$0.974060	217,351.060
	2003	$0.741475	$0.963507	172,729.976
	2002	$1.000000	$0.741475	37,918.393
Fidelity - VIP Growth Opportunities Portfolio – Service Class 2	2007	$1.188521	$1.431960	0.000
Subaccount Inception Date May 1, 2002	2006	$1.153199	$1.188521	0.000
	2005	$1.082289	$1.153199	0.000
	2004	$1.032825	$1.082289	0.000
	2003	$0.814079	$1.032825	0.000
	2002	$1.000000	$0.814079	100.000
Fidelity - VIP Mid Cap Portfolio – Service Class 2	2007	$1.804281	$2.039987	0.000
Subaccount Inception Date May 1, 2002	2006	$1.637200	$1.804281	66,905.598
	2005	$1.414926	$1.637200	164,404.782
	2004	$1.157817	$1.414926	328,063.385
	2003	$0.854204	$1.157817	305,545.980
	2002	$1.000000	$0.854204	152,862.836
Fidelity - VIP Value Strategies Portfolio – Service Class 2	2007	$1.878038	$1.941190	0.000
Subaccount Inception Date May 1, 2003	2006	$1.651177	$1.878038	0.000
	2005	$1.644209	$1.651177	16,346.757
	2004	$1.473285	$1.644209	89,312.491
	2003	$1.000000	$1.473285	83,498.944
Fidelity - VIP Index 500 Portfolio – Service Class 22	2007	$1.515839	$1.562947	0.000
Subaccount Inception Date May 1, 2003	2006	$1.339310	$1.515839	0.000
	2005	$1.306503	$1.339310	0.000
	2004	$1.207775	$1.306503	31,326.673
	2003	$1.000000	$1.207775	27,260.089
Franklin Small-Midcap Growth Securities Fund – Class 2	2007	$1.219830	$1.330199	0.000
Subaccount Inception Date May 1, 2003	2006	$1.144662	$1.219830	63,769.456
	2005	$1.114152	$1.144662	74,789.119
	2004	$1.019507	$1.114152	263,025.865
	2003	$0.757678	$1.019507	216192.664
	2002	$1.000000	$0.757678	144047.307
Franklin Small Cap Value Securities Fund – Class 2	2007	$1.952996	$1.868919	0.000
Subaccount Inception Date May 1, 2003	2006	$1.702801	$1.952996	51,323.155
	2005	$1.596766	$1.702801	60,787.887
	2004	$1.316223	$1.596766	50,912.179
	2003	$1.000000	$1.316223	10,228.534

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Mutual Shares Securities Fund – Class 2	2007	$1.434229	$1.454871	0.000
Subaccount Inception Date May 1, 2002	2006	$1.235706	$1.434229	27,719.864
	2005	$1.140025	$1.235706	42,613.369
	2004	$1.032470	$1.140025	344,582.762
	2003	$0.841486	$1.032470	308,814.273
	2002	$1.000000	$0.841486	228,045.479
Templeton Foreign Securities Fund – Class 2	2007	$1.514266	$1.713868	0.000
Subaccount Inception Date May 1, 2002	2006	$1.271735	$1.514266	18,501.251
	2005	$1.177362	$1.271735	140,606.730
	2004	$1.013228	$1.177362	371,332.321
	2003	$0.781677	$1.013228	305,309.315
	2002	$1.000000	$0.781677	186,196.681
Janus Aspen - Worldwide Growth Portfolio – Service Shares	2007	$1.156260	$1.239604	0.000
Subaccount Inception Date May 1, 2002	2006	$0.999963	$1.156260	0.000
	2005	$0.966124	$0.999963	17,796.397
	2004	$0.942814	$0.966124	32,955.353
	2003	$0.777523	$0.942814	30,642.421
	2002	$1.000000	$0.777523	3,352.854
MFS Growth Series – Service Class(2)	2007	$1.180060	$1.398277	0.000
Subaccount Inception Date May 1, 2002	2006	$1.118485	$1.180060	0.000
	2005	$1.047333	$1.118485	819.939
	2004	$0.947794	$1.047333	838.938
	2003	$0.744027	$0.947794	848.837
	2002	$1.000000	$0.744027	100.000
MFS Research Series – Service Class	2007	$1.231203	$1.362976	0.000
Subaccount Inception Date May 1, 2002	2006	$1.139542	$1.231203	0.000
	2005	$1.080471	$1.139542	0.000
	2004	$0.953695	$1.080471	37,755.775
	2003	$0.782166	$0.953695	37,983.679
	2002	$1.000000	$0.782166	31,597.045
MFS Total Return Series – Service Class	2007	$1.246172	$1.269680	0.000
Subaccount Inception Date May 1, 2002	2006	$1.138671	$1.246172	0.000
	2005	$1.131978	$1.138671	1,412,047.165
	2004	$1.040000	$1.131978	1,967,832.869
	2003	$0.914431	$1.040000	1,929,180.665
	2002	$1.000000	$0.914431	525,356.273
MFS Utilities Series – Service Class	2007	$2.070128	$2.588558	0.000
Subaccount Inception Date May 1, 2002	2006	$1.612230	$2.070128	0.000
	2005	$1.410625	$1.612230	0.000
	2004	$1.108163	$1.410625	18,397.789
	2003	$0.833731	$1.108163	56,384.153
	2002	$1.000000	$0.833731	8,658.601
Oppenheimer Capital Appreciation Fund/VA – Service Shares	2007	$1.137031	$1.269102	0.000
Subaccount Inception Date May 1, 2002	2006	$1.076979	$1.137031	0.000
	2005	$1.047528	$1.076979	897.405
	2004	$1.002224	$1.047528	14,447.588
	2003	$0.782202	$1.002224	14,453.116
	2002	$1.000000	$0.782202	12,234.040

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Oppenheimer Main Street Fund/VA – Service Shares	2007	$1.240626	$1.266651	0.000
Subaccount Inception Date May 1, 2002	2006	$1.102634	$1.240626	0.000
	2005	$1.063562	$1.102634	6,752.453
	2004	$0.993984	$1.063562	42,861.759
	2003	$0.801854	$0.993984	57,055.705
	2002	$1.000000	$0.801854	42,873.612
Oppenheimer Strategic Bond Fund/VA – Service Shares	2007	$1.320932	$1.418593	0.000
Subaccount Inception Date May 1, 2002	2006	$1.256405	$1.320932	0.000
	2005	$1.250477	$1.256405	674.137
	2004	$1.176351	$1.250477	59,540.192
	2003	$1.024132	$1.176351	59,708.356
	2002	$1.000000	$1.024132	36,911.806
Putnam VT Growth and Income Fund – Class IB Shares	2007	$1.294698	$1.192519	0.000
Subaccount Inception Date May 1, 2002	2006	$1.139256	$1.294698	0.000
	2005	$1.104251	$1.139256	9,554.114
	2004	$1.013755	$1.104251	18,753.101
	2003	$0.811748	$1.013755	18,931.778
	2002	$1.000000	$0.811748	7,151.233
Putnam VT Research Fund – Class IB Shares	2007	$1.179063	$1.162276	0.000
Subaccount Inception Date May 1, 2002	2006	$1.080368	$1.179063	0.000
	2005	$1.049332	$1.080368	0.000
	2004	$0.995133	$1.049332	0.000
	2003	$0.809918	$0.995133	0.000
	2002	$1.000000	$0.809918	100.000

		1.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Initial Class(1)	2007	$1.423607	$1.498674	561,324.813
Subaccount Inception Date May 1, 2002	2006	$1.314371	$1.423607	566,363.557
	2005	$1.262700	$1.314371	83,333.843
	2004	$1.163017	$1.262700	58,080.551
	2003	$1.000000	$1.163017	0.000
Transamerica Asset Allocation - Growth VP – Initial Class(1)	2007	$1.799287	$1.918579	1,632,869.103
Subaccount Inception Date May 1, 2002	2006	$1.572519	$1.799287	1,292,432.582
	2005	$1.415705	$1.572519	1,302,770.204
	2004	$1.252891	$1.415705	354,316.401
	2003	$1.000000	$1.252891	42,254.825
Transamerica Asset Allocation - Moderate VP – Initial Class(1)	2007	$1.532156	$1.636770	2,654,991.654
Subaccount Inception Date May 1, 2002	2006	$1.388789	$1.532156	2,307,011.795
	2005	$1.306106	$1.388789	1,414,044.536
	2004	$1.184848	$1.306106	509,885.643
	2003	$1.000000	$1.184848	0.000
Transamerica Asset Allocation - Moderate Growth VP – Initial Class(1)	2007	$1.666350	$1.777749	4,801,636.912
Subaccount Inception Date May 1, 2002	2006	$1.479172	$1.666350	4,852,691.672
	2005	$1.359889	$1.479172	4,355,234.553
	2004	$1.210278	$1.359889	2,130,106.874
	2003	$1.000000	$1.210278	64,925.357
Transamerica International Moderate Growth VP – Initial Class(1)	2007	$1.035799	$1.114083	0.000
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.035799	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.782391	$1.874994	6,872.529
Subaccount Inception Date May 1, 2002	2006	$1.575459	$1.782391	0.000
	2005	$1.444900	$1.575459	0.000
	2004	$1.316852	$1.444900	0.000
	2003	$1.000000	$1.316852	0.000
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.563152	$1.544450	1,846.407
Subaccount Inception Date May 1, 2002	2006	$1.434544	$1.563152	1,859.476
	2005	$1.363559	$1.434544	1,873.810
	2004	$1.255296	$1.363559	480.605
	2003	$1.000000	$1.255296	0.000
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$1.829963	$1.697050	19,745.048
Subaccount Inception Date May 1, 2002	2006	$1.587267	$1.829963	37,532.856
	2005	$1.489089	$1.587267	45,431.945
	2004	$1.289382	$1.489089	0.000
	2003	$1.000000	$1.289382	0.000
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.646746	$2.443473	55,632.983
Subaccount Inception Date May 1, 2003	2006	$1.879803	$2.646746	3,740.012
	2005	$1.673947	$1.879803	3,754.948
	2004	$1.273178	$1.673947	0.000
	2003	$1.000000	$1.273178	0.000
Transamerica Federated Market Opportunity VP – Initial Class(1)	2007	$1.364685	$1.343994	208,639.669
Subaccount Inception Date May 1, 2002	2006	$1.341979	$1.364685	232,616.459
	2005	$1.291967	$1.341979	223,018.013
	2004	$1.195475	$1.291967	204,325.966
	2003	$1.000000	$1.195475	15,832.518
Transamerica JPMorgan Core Bond VP – Initial Class(1)	2007	$1.090315	$1.153832	76,604.318
Subaccount Inception Date May 1, 2002	2006	$1.060188	$1.090315	103,861.997
	2005	$1.047242	$1.060188	77,664.975
	2004	$1.012419	$1.047242	71,824.920
	2003	$1.000000	$1.012419	0.000
Transamerica JP Morgan Mid Cap Value VP – Initial Class(1)	2007	$1.792920	$1.824432	2,434.058
Subaccount Inception Date May 1, 2002	2006	$1.545193	$1.792920	2,451.043
	2005	$1.430424	$1.545193	2,469.908
	2004	$1.261506	$1.430424	1,208.328
	2003	$1.000000	$1.261506	0.000
Transamerica Jennison Growth VP – Initial Class(1)	2007	$1.483292	$1.636802	0.000
Subaccount Inception Date May 1, 2002	2006	$1.469976	$1.483292	0.000
	2005	$1.305388	$1.469976	0.000
	2004	$1.208791	$1.305388	0.000
	2003	$1.000000	$1.208791	0.000
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.674057	$1.673730	0.000
Subaccount Inception Date May 1, 2003	2006	$1.426818	$1.674057	0.000
	2005	$1.385273	$1.426818	0.000
	2004	$1.282619	$1.385273	0.000
	2003	$1.000000	$1.282619	0.000
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.307317	$1.317649	1,476.208
Subaccount Inception Date May 1, 2002	2006	$1.190668	$1.307317	1,364.651
	2005	$1.181706	$1.190668	1,337.246
	2004	$1.087889	$1.181706	1,287.444
	2003	$1.000000	$1.087889	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.096150	$1.181768	1,447,653.319
Subaccount Inception Date May 1, 2002	2006	$1.062869	$1.096150	1,675,367.638
	2005	$1.049547	$1.062869	1,510,625.400
	2004	$1.014973	$1.049547	999,496.366
	2003	$1.000000	$1.014973	119,276.904
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$1.684587	$1.722289	39,990.249
Subaccount Inception Date May 1, 2002	2006	$1.430905	$1.684587	41,380.520
	2005	$1.222376	$1.430905	42,903.923
	2004	$1.222376	$1.388831	0.000
	2003	$1.000000	$1.222376	0.000
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$1.640844	$1.779737	32,455.815
Subaccount Inception Date May 1, 2002	2006	$1.600612	$1.640844	24,852.725
	2005	$1.462231	$1.600612	24,726.538
	2004	$1.338836	$1.462231	21,018.466
	2003	$1.000000	$1.338836	3,882.684
Transamerica Third Avenue Value VP – Initial Class(1)	2007	$2.249975	$2.253220	4,709.586
Subaccount Inception Date May 1, 2002	2006	$1.958781	$2.249975	4,735.638
	2005	$1.665978	$1.958781	4,764.584
	2004	$1.348910	$1.665978	4,026.472
	2003	$1.000000	$1.348910	0.000
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.465342	$1.720252	54,434.542
Subaccount Inception Date May 1, 2003	2006	$1.335176	$1.465342	46,827.982
	2005	$1.298726	$1.335176	47,296.791
	2004	$1.159584	$1.298726	48,371.863
	2003	$1.000000	$1.159584	0.000
Transamerica Equity VP – Initial Class(1)	2007	$1.730772	$1.991599	227,028.106
Subaccount Inception Date May 1, 2002	2006	$1.608708	$1.730772	287,631.565
	2005	$1.394892	$1.608708	270,029.676
	2004	$1.217177	$1.394892	257,408.992
	2003	$1.000000	$1.217177	6,852.733
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.737495	$2.116269	58,360.791
Subaccount Inception Date May 1, 2003	2006	$1.670462	$1.737495	78,487.565
	2005	$1.452263	$1.670462	80,294.751
	2004	$1.258328	$1.452263	70,370.430
	2003	$1.000000	$1.258328	1,855.447
Transamerica Money Market VP – Initial Class(1)	2007	$1.052565	$1.093953	110,845.082
Subaccount Inception Date May 1, 2002	2006	$1.015545	$1.052565	144,500.435
	2005	$0.997425	$1.015545	54,996.870
	2004	$0.997885	$0.997425	313.614
	2003	$1.000000	$0.997885	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$1.467254	$1.779095	33,642.909
Subaccount Inception Date May 1, 2002	2006	$1.349000	$1.467254	27,913.221
	2005	$1.267448	$1.349000	27,412.648
	2004	$1.195403	$1.267448	25,187.007
	2003	$1.000000	$1.195403	20,694.942
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.059860	$1.109418	115,459.052
Subaccount Inception Date November 3, 2003	2006	$1.039171	$1.059860	0.000
	2005	$1.029654	$1.039171	0.000
	2004	$1.011143	$1.029654	0.000
	2003	$1.000000	$1.011143	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.458310	$1.612398	29,286.110
Subaccount Inception Date May 1, 2002	2006	$1.389411	$1.458310	29,271.851
	2005	$1.293040	$1.389411	29,659.281
	2004	$1.228838	$1.293040	27,264.077
	2003	$1.000000	$1.228838	0.000
AIM V.I. Core Equity Fund – Series II Shares	2007	$1.560790	$1.666156	0.000
Subaccount Inception Date May 1, 2002	2006	$1.354733	$1.560790	0.000
	2005	$1.302796	$1.354733	0.000
	2004	$1.211443	$1.302796	0.000
	2003	$1.000000	$1.211443	0.000
AllianceBernstein Global Technology Portfolio – Class B	2007	$1.512436	$1.794383	3,712.181
Subaccount Inception Date May 1, 2002	2006	$1.410086	$1.512436	3,729.614
	2005	$1.374702	$1.410086	3,750.679
	2004	$1.321932	$1.374702	0.000
	2003	$1.000000	$1.321932	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.381595	$1.553294	0.000
Subaccount Inception Date May 1, 2002	2006	$1.405074	$1.381595	0.000
	2005	$1.236280	$1.405074	0.000
	2004	$1.153068	$1.236280	0.000
	2003	$1.000000	$1.153068	0.000
Columbia Asset Allocation Fund, Variable Series – Class A Shares	2007	$1.051350	$1.135808	0.000
Subaccount Inception Date May 1, 2003	2006	$1.262167	$1.051350	0.000
	2005	$1.220899	$1.262167	0.000
	2004	$1.140145	$1.220899	0.000
	2003	$1.000000	$1.140145	0.000
Columbia Large Cap Value Fund, Variable Series – Class A Shares	2007	$1.075529	$1.093409	365,671.433
Subaccount Inception Date May 1, 2003	2006	$1.523481	$1.075529	447,632.126
	2005	$1.408050	$1.523481	264,589.742
	2004	$1.257217	$1.408050	289,266.598
	2003	$1.000000	$1.257217	10,433.598
Columbia Small Company Growth Fund, Variable Series – Class A Shares	2007	$0.946348	$1.062500	15,395.682
Subaccount Inception Date May 1, 2003	2006	$1.530012	$0.946348	3,110.895
	2005	$1.456940	$1.530012	1,740.749
	2004	$1.336543	$1.456940	146.047
	2003	$1.000000	$1.336543	0.000
Columbia Marsico Focused Equities Fund, Variable Series – Class A Shares	2007	$1.604899	$1.803707	84,166.247
Subaccount Inception Date May 1, 2002	2006	$1.497826	$1.604899	123,273.353
	2005	$1.372064	$1.497826	122,525.702
	2004	$1.245224	$1.372064	128,948.226
	2003	$1.000000	$1.245224	85,786.603
Columbia Marsico Growth Fund, Variable Series – Class A Shares	2007	$1.548092	$1.799653	381,369.958
Subaccount Inception Date May 1, 2002	2006	$1.474462	$1.548092	496,382.768
	2005	$1.386623	$1.474462	480,477.227
	2004	$1.239642	$1.386623	465,200.087
	2003	$1.000000	$1.239642	15,264.707
Columbia Marsico 21st Century Fund, Variable Series – Class A Shares	2007	$2.078919	$2.453955	133,505.413
Subaccount Inception Date May 1, 2002	2006	$1.754320	$2.078919	40,269.484
	2005	$1.643132	$1.754320	42,799.019
	2004	$1.357071	$1.643132	0.000
	2003	$1.000000	$1.357071	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Columbia High Yield Fund, Variable Series – Class A Shares	2007	$1.417507	$1.428581	156,071.451
Subaccount Inception Date May 1, 2002	2006	$1.287543	$1.417507	177,888.109
	2005	$1.273584	$1.287543	171,491.989
	2004	$1.155254	$1.273584	97,627.463
	2003	$1.000000	$1.155254	11,906.478
Columbia Mid Cap Growth Fund, Variable Series – Class A Shares	2007	$1.687255	$2.001483	177,512.720
Subaccount Inception Date May 1, 2002	2006	$1.448675	$1.687255	79,204.471
	2005	$1.391611	$1.448675	80,016.583
	2004	$1.232646	$1.391611	79,722.407
	2003	$1.000000	$1.232646	2,860.010
Columbia Marsico International Opportunities Fund, Variable Series – Class B Shares	2007	$2.234720	$2.646480	233,804.694
Subaccount Inception Date May 1, 2002	2006	$1.832564	$2.234720	306,026.328
	2005	$1.549264	$1.832564	335,539.061
	2004	$1.342748	$1.549264	320,550.051
	2003	$1.000000	$1.342748	27,151.759
Fidelity - VIP Equity-Income Portfolio – Service Class 2	2007	$1.722225	$1.725910	345,264.698
Subaccount Inception Date May 1, 2002	2006	$1.451071	$1.722225	468,549.044
	2005	$1.388892	$1.451071	484,837.199
	2004	$1.261787	$1.388892	473,023.071
	2003	$1.000000	$1.261787	55,873.147
Fidelity - VIP Growth Portfolio – Service Class 2	2007	$1.403275	$1.758821	34,508.303
Subaccount Inception Date May 1, 2002	2006	$1.330522	$1.403275	29,925.430
	2005	$1.274326	$1.330522	29,697.536
	2004	$1.248742	$1.274326	29,454.155
	2003	$1.000000	$1.248742	0.000
Fidelity - VIP Growth Opportunities Portfolio – Service Class 2	2007	$1.436001	$1.746499	0.000
Subaccount Inception Date May 1, 2002	2006	$1.380383	$1.436001	0.000
	2005	$1.283475	$1.380383	0.000
	2004	$1.213378	$1.283475	0.000
	2003	$1.000000	$1.213378	0.000
Fidelity - VIP Mid Cap Portfolio – Service Class 2	2007	$2.238784	$2.555198	23,030.123
Subaccount Inception Date May 1, 2002	2006	$2.012599	$2.238784	27,963.293
	2005	$1.723217	$2.012599	31,419.472
	2004	$1.396917	$1.723217	20,880.133
	2003	$1.000000	$1.396917	7,702.552
Fidelity - VIP Value Strategies Portfolio – Service Class 2	2007	$1.943548	$2.027889	15,151.840
Subaccount Inception Date May 1, 2003	2006	$1.692899	$1.943548	8,713.042
	2005	$1.670093	$1.692899	8,693.089
	2004	$1.482511	$1.670093	514.614
	2003	$1.000000	$1.482511	0.000
Fidelity - VIP Index 500 Portfolio – Service Class 2	2007	$1.568731	$1.632775	32,762.523
Subaccount Inception Date May 1, 2003	2006	$1.373172	$1.568731	25,797.467
	2005	$1.327091	$1.373172	26,899.875
	2004	$1.215350	$1.327091	0.000
	2003	$1.000000	$1.215350	0.000
Franklin Small-Midcap Growth Securities Fund – Class 2	2007	$1.624634	$1.788383	67,024.393
Subaccount Inception Date May 1, 2002	2006	$1.510352	$1.624634	85,360.804
	2005	$1.456455	$1.510352	84,921.605
	2004	$1.320291	$1.456455	84,001.615
	2003	$1.000000	$1.320291	1,794.170

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Small Cap Value Securities Fund – Class 2	2007	$2.021106	$1.952391	121,505.477
Subaccount Inception Date May 1, 2003	2006	$1.745809	$2.021106	139,546.048
	2005	$1.621900	$1.745809	144,396.421
	2004	$1.324461	$1.621900	90,802.358
	2003	$1.000000	$1.324461	8,854.644
Mutual Shares Securities Fund – Class 2	2007	$1.716924	$1.758105	24,835.969
Subaccount Inception Date May 1, 2002	2006	$1.465530	$1.716924	25,120.403
	2005	$1.339491	$1.465530	25,786.638
	2004	$1.201784	$1.339491	11,345.884
	2003	$1.000000	$1.201784	0.000
Templeton Foreign Securities Fund – Class 2	2007	$2.022223	$2.310408	74,376.988
Subaccount Inception Date May 1, 2002	2006	$1.682567	$2.022223	71,553.375
	2005	$1.543259	$1.682567	74,395.506
	2004	$1.315726	$1.543259	50,305.835
	2003	$1.000000	$1.315726	16,290.730
Janus Aspen - Worldwide Growth Portfolio – Service Shares	2007	$1.568594	$1.697548	0.000
Subaccount Inception Date May 1, 2002	2006	$1.343958	$1.568594	0.000
	2005	$1.286406	$1.343958	0.000
	2004	$1.243644	$1.286406	0.000
	2003	$1.000000	$1.243644	0.000
MFS Growth Series – Service Class(2)	2007	$1.534507	$1.835455	7,156.479
Subaccount Inception Date May 1, 2002	2006	$1.440913	$1.534507	0.000
	2005	$1.336716	$1.440913	0.000
	2004	$1.198360	$1.336716	0.000
	2003	$1.000000	$1.198360	0.000
MFS Research Series – Service Class	2007	$1.575561	$1.760681	4,707.295
Subaccount Inception Date May 1, 2002	2006	$1.444710	$1.575561	4,986.360
	2005	$1.357092	$1.444710	4,734.959
	2004	$1.186658	$1.357092	5,148.854
	2003	$1.000000	$1.186658	0.000
MFS Total Return Series – Service Class	2007	$1.389599	$1.429190	116,531.388
Subaccount Inception Date May 1, 2002	2006	$1.257935	$1.389599	107,615.497
	2005	$1.238924	$1.257935	106,875.289
	2004	$1.127622	$1.238924	87,594.135
	2003	$1.000000	$1.127622	42,019.475
MFS Utilities Series – Service Class	2007	$2.367268	$2.988082	54,803.670
Subaccount Inception Date May 1, 2002	2006	$1.826537	$2.367268	0.000
	2005	$1.583289	$1.826537	0.000
	2004	$1.232198	$1.583289	0.000
	2003	$1.000000	$1.232198	0.000
Oppenheimer Capital Appreciation Fund/VA – Service Shares	2007	$1.440201	$1.622664	5,975.171
Subaccount Inception Date May 1, 2002	2006	$1.351463	$1.440201	6,824.943
	2005	$1.302294	$1.351463	7,260.859
	2004	$1.234347	$1.302294	6,984.211
	2003	$1.000000	$1.234347	0.000
Oppenheimer Main Street Fund/VA – Service Shares	2007	$1.556679	$1.604365	0.000
Subaccount Inception Date May 1, 2002	2006	$1.370697	$1.556679	0.000
	2005	$1.309854	$1.370697	0.000
	2004	$1.212739	$1.309854	0.000
	2003	$1.000000	$1.212739	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Oppenheimer Strategic Bond Fund/VA – Service Shares	2007	$1.251778	$1.357025	51,352.825
Subaccount Inception Date May 1, 2002	2006	$1.179555	$1.251778	41,449.039
	2005	$1.163075	$1.179555	42,007.653
	2004	$1.083900	$1.163075	818.965
	2003	$1.000000	$1.083900	0.000
Putnam VT Growth and Income Fund – Class IB Shares	2007	$1.620683	$1.506903	0.000
Subaccount Inception Date May 1, 2002	2006	$1.233890	$1.620683	0.000
	2005	$1.000000	$1.233890	0.000
	2004	$1.233890	$1.356716	0.000
	2003	$1.000000	$1.233890	0.000
Putnam VT Research Fund – Class IB Shares	2007	$1.478356	$1.471087	0.000
Subaccount Inception Date May 1, 2002	2006	$1.342022	$1.478356	0.000
	2005	$1.291355	$1.342022	0.000
	2004	$1.213222	$1.291355	0.000
	2003	$1.000000	$1.213222	0.000

(1)	Transamerica Series Trust — All underlying subaccounts under Transamerica Series Trust have added to and/or revised the subaccount name to include Transamerica at the beginning of the subaccount name and VP to the end of the subaccount name.

(2)	Formerly known as MFS Emerging Growth Series.

APPENDIX

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV721 101 149 1001 (Standard Policy Form)	May 1, 2002
RGMI 15 0301 (Managed Annuity Program)	May 1, 2002
VIAR IP 0100 (Initial Payment Guarantee)	May 1, 2002
RGMI 1 798 (Family Income Protector)	May 1, 2002
RTP 1 201 (Beneficiary Earnings Enhancement Rider)	May 1, 2002
RTP 13 1101 (Beneficiary Earnings Enhancement - Extra Rider)	May 1, 2002
RLS 1 1101 (Liquidity Rider)	May 1, 2002

Product Feature	AV 721 101 149 1001;RGMI 15 0301; VIAR IP 0100; RGMI 1 798; RTP 1 201;RTP 13 1101; RLS 1 1101

Excess Interest Adjustment	Yes

Guaranteed Minimum Death Benefit Option(s)	Return of Premium; Annual Step-Up (available if annuitant is age 80 or younger); and Enhanced (available if annuitant is age 80 or younger)

Guaranteed Period Options (available in the fixed account)	1, 3, 5 and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%

Asset Rebalancing	Yes

Death Proceeds	Greater of 1) the policy value; 2) the cash value; or 3) guaranteed minimum death benefit.

Distribution Financing Charge	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes

Dollar Cost Averaging Fixed Account Option	Yes

Service Charge	$30 (but not more than 2% of the policy value) assessed on each policy anniversary and at surrender.

Nursing Care and Terminal Condition Withdrawal Option	Yes

Unemployment Waiver	Yes

Family Income Protector	Yes

Managed Annuity Program	Yes

Beneficiary Earnings Enhancement Rider	Yes

Beneficiary Earnings Enhancement – Extra Rider	Yes

Initial Payment Guarantee	Yes

Liquidity Rider	Yes

APPENDIX

BENEFICIARY EARNINGS ENHANCEMENT RIDER — ADDITIONAL INFORMATION

The following example illustrates the Beneficiary Earnings Enhancement additional death benefit payable by this rider as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement benefit amount. The annuitant is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender:	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $ 25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($ 30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations:	$175,000
Rider Earnings (= Policy Value on date of Death Benefit Calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations:	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

APPENDIX

BENEFICIARY EARNINGS ENHANCEMENT - EXTRA II RIDER - ADDITIONAL INFORMATION

Assume the Beneficiary Earnings Enhancement - Extra II is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $ 110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $ 95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $ 605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $ 115,000 – $ 0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $ 25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $ 145,000 - $ 25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $ 25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $ 25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $ 105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Example 2:

Assumptions:

PV = $120,000

GFV= $100,000

WD= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Lifetime Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal Back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$ 100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

Example 2 (7% “principal Back”):

Assumptions:

TWB = $100,000

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48

2.	$ 100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for Life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$ 100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Example 4 (5% “for Life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$ 100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - 5 FOR LIFE RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

3.	Minimum remaining withdrawal amount (“MRWA”)

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (5 For Life):

Assumptions:

TWB = $100,000

MRWA = $100,000

Guaranteed Lifetime Withdrawal Benefit

Adjusted Partial Surrenders - 5 for Life Rider — (Continued)

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$ 100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the total withdrawal base does not change and the minimum remaining withdrawal amount is $95,000.00.

Example 2 (5 For Life):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (MAWA) + $2,235.29 (pro rata excess) = $7,235.29

Guaranteed Lifetime Withdrawal Benefit

Adjusted Partial Surrenders - 5 for Life Rider — (Continued)

2.	$ 100,000 - $7,235.29 = $92,764.71

Result. The minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new total withdrawal base is $97,647.06

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - 5 FOR LIFE WITH GROWTH RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

3.	Minimum remaining withdrawal amount (“MRWA”)

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (5 For Life With Growth):

Assumptions:

TWB = $100,000

TWB in 10 years = $100,000 * (1 + .05) ^ 10 = $162,889

Guaranteed Lifetime Withdrawal Benefit

Adjusted Partial Surrenders - 5 for Life with Growth Rider — (Continued)

MRWA (optional benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $8,144

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

You = Owner and Annuitant (Age 60) on rider issue; age 70 at time withdrawals begin

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (there is no excess to deduct)

2.	$ 100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

Example 2 (5 For Life With Growth):

Assumptions:TWB = $100,000TWB in 10 years = $100,000 * (1 + .05) ^ 10 = $162,889MRWA (optional benefit for additional cost) = $100,0005% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $10,000

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

You = Owner and Annuitant (Age 60) on rider issue; age 70 at time withdrawals begin

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Guaranteed Lifetime Withdrawal Benefit

Adjusted Partial Surrenders - 5 for Life with Growth Rider — (Continued)

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$ 100,000 - $10,226.74= $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$159,195.66 (the adjusted total withdrawal base) * 5% = $7,959.78

Guaranteed Lifetime Withdrawal Benefit

Adjusted Partial Surrenders - 5 for Life with Growth Rider — (Continued)

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

STATEMENT OF ADDITIONAL INFORMATION

RETIREMENT INCOME BUILDER — BAI VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA K

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Retirement Income Builder — BAI Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2008

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LEGAL MATTERS	32
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	32
OTHER INFORMATION	33
FINANCIAL STATEMENTS	33
APPENDIX A	34
CONDENSED FINANCIAL INFORMATION	34

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month following the month after the annuitant attains age 98. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The adjusted policy value less any applicable surrender charge or excess interest adjustment and rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender — The portion of a partial surrender (surrender) that exceeds the free amount.

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Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge or excess interest adjustment adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, 5 for Life Rider, and the 5 for Life with Growth Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•

gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA K, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

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Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolios.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Surrender Charge — A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice, such as telephone instructions, instead of written notice. Such written or electronic notice must meet the requirements the Company establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica Life Insurance Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between the Company and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, the Company will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing

8

subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment

G	=	Guaranteed interest rate in effect for the policy

C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

*	=	multiplication

^	=	exponentiation

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Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$ 50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Penalty free amount at middle of policy year 2	= 50,000.00 * .20 = 10,000.00
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.02) ^ 1.5 = 51,507.48
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)

= 50,000.00 * (.055-.085) * (42/12)

= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,507.48 - 54,181.21 = -2,673.73

Adjusted policy value	= policy value + excess interest adjustment
= 54,181.21 + (-2,673.73) = 51,507.48
Surrender charges	= (50,000.00 – 10,000.00) * .06 = 2,400.00
Net surrender value at middle of policy year 2	= 54,181.21 - 2,673.73 - 2,400.00 = 49,107.48

Upon full surrender of the policy, the net surrender value will never be less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

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Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$ 50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Penalty free amount at middle of policy year 2	= 50,000.00 * .20 = 10,000.00
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.02) ^ 1.5 = 51,507.48
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Surrender charges	= (50,000.00 – 10,000) * .06 = 2,400.00
Net surrender value at middle of policy year 2	= 54,181.21 + 1,750.00 - 2,400.00 = 53,531.21

Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;

E	=	the excess interest adjustment; and

SC	=	the surrender charges on (EPW - E); where

EPW	=	the excess partial withdrawal amount.

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Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$ 50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Penalty free amount at middle of policy year 2	= 50,000.00 * .20 = 10,000.00
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 – .065) * (42/12) = -553.66
EPW = 20,000.00 – 10,000.00 = 10,000.00
To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1-surrender charge).
New EPW = 10,000/(1 – .06) = 10,638.30
SC = .06 * (10,638.30 – (-553.66)) = -671.52
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 - (-553.66) + 671.52) = 32,956.03

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

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Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$ 50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Penalty free amount at middle of policy year 2	= 50,000.00 * .20 = 10,000.00
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 – .045)* (42/12) = 553.66
EPW = 20,000.00 – 10,000.00 = 10,000.00
To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1-surrender charge).
New EPW = 10,000/(1 – .06) = 10,638.30
SC = .06 * (10,638.30 – 553.66) = 605.08
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 – 553.66 + 605.08) = 34,129.79

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

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Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company at its administrative and service office at least thirty (30) days prior to the annuity commencement date (elections less than 30 days require prior approval). If no election is made prior to the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

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Death Benefit

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) multiplied by (2), where:

(1)	is the gross partial surrender;

(2)	is the adjustment factor = current death proceeds prior to the gross partial surrender divided by the policy value prior to the gross partial surrender, where death proceeds are equal to the maximum of the policy value, cash value, and the death benefit.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death benefit proceeds	$75,000
Total gross partial surrender	$15,600
Adjusted partial surrender = $15,600 * (75,000/50,000)	$23,400
New guaranteed minimum death benefit (after surrender) = 75,000 - 23,400	$51,600
New policy value (after surrender) = 50,000 - 15,600	$34,400

Summary:

Reduction in guaranteed minimum death benefit	= $	23,400
Reduction in policy value	= $	15,600

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

Example 2

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death benefit proceeds	$75,000
Total gross partial surrender	$15,450
Adjusted partial surrender = $15,450 * (75,000/75,000)	$15,450
New guaranteed minimum death benefit (after surrender) = 50,000 - 15,450	$34,550
New policy value (after surrender) = 75,000 - 15,450	$59,550

Summary:

Reduction in the guaranteed minimum death benefit	= $	15,450
Reduction in policy value	= $	15,450

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*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt (at our administrative and service office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

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Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

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Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your annuitization anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

Assumed Investment Rate	5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment	$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012

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Hypothetical Changes in Annuity Units with Stabilized Payments*

December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner

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under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners,

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participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i)reaches age 70 1/2 or (ii)retires, and must be made in a specified form or manner. If a participant in a Section 401(a)plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We may make available, as options under the policy, certain guaranteed lifetime withdrawal benefits and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($5,000 for 2008, $6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($5,000 for 2008, $6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first

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contribution to any Roth IRA of the individual and made after attaining age 59 1/2 , to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2 , severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a nongovernmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for

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federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

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Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
	Assume	A = $ 11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
	Assume	D = $ 11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.50% on an annual basis; On a daily basis, this equals 0.0000407916.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.0000407916 = Z = 1.014871489
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $ X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return.

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The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the policy value held in that subaccount (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A =	annuity unit value for the immediately preceding valuation period.

Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

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C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:

A =	The adjusted policy value as of the annuity commencement date.

Assume = $ X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

Assume = $ Y

Then, the first monthly variable annuity payment =	$X * $Y	= $ Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.

Assume = $ X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $ Y

Then, the number of annuity units =	$X	= Z
$ Y

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HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

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The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

Other Subaccount Yields

The Company may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the money market subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI - ES)/(U - UV)) + 1)6 -1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

ES	=	Expenses of the subaccount for the 30-day period.

U	=	The average number of units outstanding.

UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for

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which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

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PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA LIFE INSURANCE COMPANY

The Company is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine the Company’s contract liabilities and reserves so that the Division may determine the items are correct. The Company’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

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DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Corporation, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

Effective May 1, 2007 TCI replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the policies. TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of banks and broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. During fiscal year 2007, the amounts paid to TCI in connection with all policies sold through the separate account were $261,309. TCI passes through commissions it receives to selling firms for their sales and does not retain any portion of them.

During fiscal years 2007, 2006, and 2005, the amounts paid to AFSG in connection with all policies sold through the separate account were $630,793, $1,629,558, and $2,827,377, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the

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right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to the Company relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Financial statements of the Retirement Income Builder — BAI Variable Annuity subaccounts of Separate Account VA K, which are available for investment by Retirement Income Builder — BAI Variable Annuity policy owners on December 31,

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2007 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA K, which are available for investment by Retirement Income Builder — BAI Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.281467	$1.336403	0.00
Subaccount Inception Date May 1, 2002	2006	$1.194232	$1.281467	15,415.699
	2005	$1.158033	$1.194232	870,491.835
	2004	$1.076670	$1.158033	1,319,117.770
	2003	$0.893465	$1.076670	1,099,957.740
	2002	$1.000000	$0.893465	127,973.850
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.436552	$1.517437	219,851.369
Subaccount Inception Date May 1, 2002	2006	$1.267279	$1.436552	221,112.280
	2005	$1.151594	$1.267279	278,390.854
	2004	$1.028744	$1.151594	72029.650
	2003	$0.802225	$1.028744	30,576.885
	2002	$1.000000	$0.802225	100.000
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.331621	$1.409229	0.00
Subaccount Inception Date May 1, 2002	2006	$1.218329	$1.331621	44,994.791
	2005	$1.156532	$1.218329	1,124,971.429
	2004	$1.059046	$1.156532	2,024,850.941
	2003	$0.865078	$1.059046	1,810,386.551
	2002	$1.000000	$0.865078	530,746.479
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.396424	$1.475825	2,080,966.664
Subaccount Inception Date May 1, 2002	2006	$1.251178	$1.396424	2,641,987.610
	2005	$1.161058	$1.251178	3,728,353.097
	2004	$1.043050	$1.161058	2,443,697.123
	2003	$0.836600	$1.043050	2,138,692.122
	2002	$1.000000	$0.836600	962,428.276
Transamerica International Moderate Growth VP – Initial Class(1)	2007	$1.029396	$1.096824	0.000
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.029396	0.000
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.787597	$1.862847	0.000
Subaccount Inception Date May 1, 2002	2006	$1.594868	$1.787597	0.000
	2005	$1.476421	$1.594868	192,061.264
	2004	$1.358262	$1.476421	244,798.262
	2003	$1.006802	$1.358262	236,074.493
	2002	$1.000000	$1.006802	29,792.817
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.661223	$1.625968	0.000
Subaccount Inception Date May 1, 2002	2006	$1.538843	$1.661223	48,172.124
	2005	$1.476412	$1.538843	77,927.265
	2004	$1.371997	$1.476412	104,864.924
	2003	$1.025215	$1.371997	77,839.172
	2002	$1.000000	$1.025215	33,559.724
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$1.801811	$1.655291	0.000
Subaccount Inception Date May 1, 2002	2006	$1.577498	$1.801811	0.000
	2005	$1.493790	$1.577498	83,831.593
	2004	$1.305638	$1.493790	354,751.551
	2003	$0.989544	$1.305638	357,225.862
	2002	$1.000000	$0.989544	228,337.892

34

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.557581	$2.339040	0.000
Subaccount Inception Date May 1, 2003	2006	$1.833486	$2.557581	6,764.285
	2005	$1.647994	$1.833486	10,989.313
	2004	$1.265251	$1.647994	11,734.040
	2003	$1.000000	$1.265251	0.000
Transamerica Federated Market Opportunity VP – Initial Class(1)	2007	$1.277493	$1.246339	0.000
Subaccount Inception Date May 1, 2002	2006	$1.268021	$1.277493	122,732.847
	2005	$1.232218	$1.268021	148,561.010
	2004	$1.150942	$1.232218	216,745.439
	2003	$0.925497	$1.150942	158,196.416
	2002	$1.000000	$0.925497	101,149.115
Transamerica JPMorgan Core Bond VP – Initial Class(1)	2007	$1.139021	$1.194098	0.000
Subaccount Inception Date May 1, 2002	2006	$1.117946	$1.139021	89,591.178
	2005	$1.114652	$1.117946	167,114.394
	2004	$1.087736	$1.114652	458,760.927
	2003	$1.063913	$1.087736	378,068.068
	2002	$1.000000	$1.063913	264,247.081
Transamerica JP Morgan Mid Cap Value VP – Initial Class(1)	2007	$1.421580	$1.433017	0.000
Subaccount Inception Date May 1, 2002	2006	$1.236641	$1.421580	13,728.516
	2005	$1.155514	$1.236641	108,203.580
	2004	$1.028652	$1.155514	294,220.490
	2003	$0.798370	$1.028652	294,998.734
	2002	$1.000000	$0.798370	120,795.371
Transamerica Jennison Growth VP – Initial Class(1)	2007	$1.129751	$1.234997	0.000
Subaccount Inception Date May 1, 2002	2006	$1.130104	$1.129751	0.000
	2005	$1.012972	$1.130104	0.000
	2004	$0.946858	$1.012972	0.000
	2003	$0.749982	$0.946858	0.000
	2002	$1.000000	$0.749982	100.000
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.617641	$1.602174	0.000
Subaccount Inception Date May 1, 2003	2006	$1.391655	$1.617641	0.000
	2005	$1.363800	$1.391655	27,477.859
	2004	$1.274643	$1.363800	26,920.772
	2003	$1.000000	$1.274643	0.000
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.328792	$1.326743	0.000
Subaccount Inception Date May 1, 2002	2006	$1.221573	$1.328792	0.000
	2005	$1.223742	$1.221573	703.045
	2004	$1.137199	$1.223742	707.345
	2003	$0.985166	$1.137199	711.676
	2002	$1.000000	$0.985166	100.000
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.131892	$1.208880	0.000
Subaccount Inception Date May 1, 2002	2006	$1.107823	$1.131892	479,705.951
	2005	$1.104194	$1.107823	1,114,148.444
	2004	$1.077880	$1.104194	2,348,709.832
	2003	$1.048045	$1.077880	1,933,595.652
	2002	$1.000000	$1.048045	1,112,857.284
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$1.381432	$1.399127	0.000
Subaccount Inception Date May 1, 2002	2006	$1.184398	$1.381432	99,146.885
	2005	$1.160343	$1.184398	382,911.993
	2004	$1.030895	$1.160343	740,980.963
	2003	$0.837245	$1.030895	689,336.643
	2002	$1.000000	$0.837245	255,288.886

35

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$1.214819	$1.305309	0.000
Subaccount Inception Date May 1, 2002	2006	$1.196154	$1.214819	0.000
	2005	$1.102984	$1.196154	158,118.000
	2004	$1.019424	$1.102984	377,727.456
	2003	$0.740575	$1.019424	381,281.208
	2002	$1.000000	$0.740575	142,500.728
Transamerica Third Avenue Value VP – Initial Class(1)	2007	$1.769102	$1.755054	0.000
Subaccount Inception Date May 1, 2002	2006	$1.554574	$1.769102	3,123.570
	2005	$1.334575	$1.554574	18,897.455
	2004	$1.090750	$1.334575	210,597.277
	2003	$0.810528	$1.090750	193,909.956
	2002	$1.000000	$0.810528	149,488.819
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.415949	$1.646704	0.000
Subaccount Inception Date May 1, 2003	2006	$1.302263	$1.415949	11,370.676
	2005	$1.278592	$1.302263	11,088.925
	2004	$1.152367	$1.278592	19,115.016
	2003	$1.000000	$1.152367	0.000
Transamerica Equity VP – Initial Class(1)	2007	$1.492497	$1.701346	0.000
Subaccount Inception Date May 1, 2002	2006	$1.400247	$1.492497	153,114.254
	2005	$1.225508	$1.400247	196,811.127
	2004	$1.079452	$1.225508	263,213.770
	2003	$0.839042	$1.079452	155,113.498
	2002	$1.000000	$0.839042	65,403.478
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.678931	$2.025794	0.000
Subaccount Inception Date May 1, 2003	2006	$1.629301	$1.678931	39,073.576
	2005	$1.429752	$1.629301	46,465.128
	2004	$1.250499	$1.429752	37,765.492
	2003	$1.000000	$1.250499	6,962.339
Transamerica Money Market VP – Initial Class(1)	2007	$1.009323	$1.039186	0.000
Subaccount Inception Date May 1, 2002	2006	$0.982945	$1.009323	0.000
	2005	$0.974461	$0.982945	152,083.949
	2004	$0.984096	$0.974461	149,146.972
	2003	$0.995877	$0.984096	233,186.103
	2002	$1.000000	$0.995877	147,200.809
Transamerica Small/Mid Cap Value VP – Initial Class(1)	2007	$1.710315	$2.091400	0.000
Subaccount Inception Date May 1, 2002	2006	$1.477664	$1.710315	0.000
	2005	$1.327152	$1.477664	0.000
	2004	$1.163563	$1.327152	27,104.072
	2003	$0.621914	$1.163563	27,678.575
	2002	$1.000000	$0.621914	28,168.065
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$1.080593	$1.297986	0.000
Subaccount Inception Date May 1, 2002	2006	$1.002815	$1.080593	0.000
	2005	$0.951021	$1.002815	0.000
	2004	$0.905415	$0.951021	36,700.267
	2003	$0.720625	$0.905415	46,594.849
	2002	$1.000000	$0.720625	27,537.132
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.029029	$1.067071	0.000
Subaccount Inception Date November 3, 2003	2006	$1.018397	$1.029029	0.000
	2005	$1.018521	$1.018397	0.000
	2004	$1.009640	$1.018521	0.000
	2003	$1.000000	$1.009640	0.000

36

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.155165	$1.265249	0.000
Subaccount Inception Date May 1, 2002	2006	$1.110913	$1.155165	0.000
	2005	$1.043548	$1.110913	11,446.738
	2004	$1.001083	$1.043548	49,727.105
	2003	$0.790416	$1.001083	43,078.526
	2002	$1.000000	$0.790416	21,572.491
AIM V.I. Core Equity Fund – Series II Shares	2007	$1.284314	$1.358185	0.000
Subaccount Inception Date May 1, 2002	2006	$1.125210	$1.284314	0.000
	2005	$1.092210	$1.125210	6,512.122
	2004	$1.025198	$1.092210	103,083.682
	2003	$0.842258	$1.025198	77,787.471
	2002	$1.000000	$0.842258	60,147.853
AllianceBernstein Global Technology Portfolio – Class B	2007	$1.058589	$1.244172	0.000
Subaccount Inception Date May 1, 2002	2006	$0.996205	$1.058589	0.000
	2005	$0.980317	$0.996205	0.000
	2004	$0.951577	$0.980317	183,463.472
	2003	$0.675001	$0.951577	188,196.656
	2002	$1.000000	$0.675001	4,486.579
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.098846	$1.223830	0.000
Subaccount Inception Date May 1, 2002	2006	$1.127992	$1.098846	0.000
	2005	$1.001784	$1.127992	0.000
	2004	$0.943168	$1.001784	4,060.226
	2003	$0.779803	$0.943168	4,437.003
	2002	$1.000000	$0.779803	6,167.743
Columbia Asset Allocation Fund, Variable Series – Class A Shares	2007	$1.044758	$1.118123	0.000
Subaccount Inception Date May 1, 2003	2006	$1.231041	$1.044758	0.000
	2005	$1.201966	$1.231041	0.000
	2004	$1.133046	$1.201966	0.000
	2003	$1.000000	$1.133046	0.000
Columbia Large Cap Value Fund, Variable Series – Class A Shares	2007	$1.068790	$1.076386	0.000
Subaccount Inception Date May 1, 2003	2006	$1.485939	$1.068790	444,667.687
	2005	$1.386220	$1.485939	292,630.148
	2004	$1.249393	$1.386220	247,741.224
	2003	$1.000000	$1.249393	33,673.360
	2002	$1.000000	$0.783344	186,296.019
Columbia Small Company Growth Fund, Variable Series – Class A Shares	2007	$0.940417	$1.045949	0.000
Subaccount Inception Date May 1, 2003	2006	$1.492333	$0.940417	0.000
	2005	$1.434369	$1.492333	0.000
	2004	$1.328237	$1.434369	0.000
	2003	$1.000000	$1.328237	0.000
Columbia Marsico Focused Equities Fund, Variable Series – Class A Shares	2007	$1.288983	$1.435098	0.000
Subaccount Inception Date May 1, 2002	2006	$1.214271	$1.288983	71,094.432
	2005	$1.122749	$1.214271	954,023.814
	2004	$1.002896	$1.122749	1,756,261.981
	2003	$0.788205	$1.002896	522,345.246
	2002	$1.000000	$0.788205	585,968.413
Columbia Marsico Growth Fund, Variable Series – Class A Shares	2007	$1.217810	$1.402453	0.000
Subaccount Inception Date May 1, 2002	2006	$1.170772	$1.217810	420,507.941
	2005	$1.111348	$1.170772	706,714.286
	2004	$1.028561	$1.111348	879,533.052
	2003	$0.783344	$1.028561	1,633,428.587
	2002	$1.000000	$0.783344	186,296.019

37

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Columbia Marsico 21st Century Fund, Variable Series – Class A Shares	2007	$1.881718	$2.200391	0.000
Subaccount Inception Date May 1, 2002	2006	$1.602792	$1.881718	0.000
	2005	$1.515276	$1.602792	304,930.923
	2004	$1.263270	$1.515276	325,195.117
	2003	$0.865560	$1.263270	333,765.584
	2002	$1.000000	$0.865560	19,645.406
Columbia High Yield Fund, Variable Series – Class A Shares	2007	$1.468125	$1.465731	0.000
Subaccount Inception Date May 1, 2002	2006	$1.346020	$1.468125	74,663.992
	2005	$1.343919	$1.346020	263,936.794
	2004	$1.230540	$1.343919	625,181.697
	2003	$0.956633	$1.230540	542,977.925
	2002	$1.000000	$0.956633	264,017.507
Columbia Mid Cap Growth Fund, Variable Series – Class A Shares	2007	$1.217357	$1.430552	0.000
Subaccount Inception Date May 1, 2002	2006	$1.055026	$1.217357	95,027.055
	2005	$1.022968	$1.055026	207,353.290
	2004	$0.914662	$1.022968	441,706.929
	2003	$0.731895	$0.914662	347,289.776
	2002	$1.000000	$0.731895	161,850.068
Columbia Marsico International Opportunities Fund, Variable Series –	2007	$1.899881	$2.228894	0.000
Class B Shares	2006	$1.572595	$1.899881	194,762.631
Subaccount Inception Date May 1, 2002	2005	$1.341939	$1.572595	339,816.144
	2004	$1.174023	$1.341939	399,192.566
	2003	$0.853816	$1.174023	199,083.028
	2002	$1.000000	$0.853816	52,708.694
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.379845	$1.369859	0.000
Subaccount Inception Date May 1, 2002	2006	$1.173503	$1.379845	310,450.918
	2005	$1.133751	$1.173503	431,748.132
	2004	$1.039687	$1.133751	556,740.650
	2003	$0.815553	$1.039687	302,002.032
	2002	$1.000000	$0.815553	156,068.077
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.052790	$1.307173	0.000
Subaccount Inception Date May 1, 2002	2006	$1.007566	$1.052790	61,101.662
	2005	$0.974060	$1.007566	55,355.957
	2004	$0.963507	$0.974060	217,351.060
	2003	$0.741475	$0.963507	172,729.976
	2002	$1.000000	$0.741475	37,918.393
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2007	$1.188521	$1.431960	0.000
Subaccount Inception Date May 1, 2002	2006	$1.153199	$1.188521	0.000
	2005	$1.082289	$1.153199	0.000
	2004	$1.032825	$1.082289	0.000
	2003	$0.814079	$1.032825	0.000
	2002	$1.000000	$0.814079	100.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$1.804281	$2.039987	0.000
Subaccount Inception Date May 1, 2002	2006	$1.637200	$1.804281	66,905.598
	2005	$1.414926	$1.637200	164,404.782
	2004	$1.157817	$1.414926	328,063.385
	2003	$0.854204	$1.157817	305,545.980
	2002	$1.000000	$0.854204	152,862.836
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.878038	$1.941190	0.000
Subaccount Inception Date May 1, 2003	2006	$1.651177	$1.878038	0.000
	2005	$1.644209	$1.651177	16,346.757
	2004	$1.473285	$1.644209	89,312.491
	2003	$1.000000	$1.473285	83,498.944

38

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Index 500 Portfolio – Service Class 22	2007	$1.515839	$1.562947	0.000
Subaccount Inception Date May 1, 2003	2006	$1.339310	$1.515839	0.000
	2005	$1.306503	$1.339310	0.000
	2004	$1.207775	$1.306503	31,326.673
	2003	$1.000000	$1.207775	27,260.089
Franklin Small-Midcap Growth Securities Fund – Class 2	2007	$1.219830	$1.330199	0.000
Subaccount Inception Date May 1, 2003	2006	$1.144662	$1.219830	63,769.456
	2005	$1.114152	$1.144662	74,789.119
	2004	$1.019507	$1.114152	263,025.865
	2003	$0.757678	$1.019507	216192.664
	2002	$1.000000	$0.757678	144047.307
Franklin Small Cap Value Securities Fund – Class 2	2007	$1.952996	$1.868919	0.000
Subaccount Inception Date May 1, 2003	2006	$1.702801	$1.952996	51,323.155
	2005	$1.596766	$1.702801	60,787.887
	2004	$1.316223	$1.596766	50,912.179
	2003	$1.000000	$1.316223	10,228.534
Mutual Shares Securities Fund – Class 2	2007	$1.434229	$1.454871	0.000
Subaccount Inception Date May 1, 2002	2006	$1.235706	$1.434229	27,719.864
	2005	$1.140025	$1.235706	42,613.369
	2004	$1.032470	$1.140025	344,582.762
	2003	$0.841486	$1.032470	308,814.273
	2002	$1.000000	$0.841486	228,045.479
Templeton Foreign Securities Fund – Class 2	2007	$1.514266	$1.713868	0.000
Subaccount Inception Date May 1, 2002	2006	$1.271735	$1.514266	18,501.251
	2005	$1.177362	$1.271735	140,606.730
	2004	$1.013228	$1.177362	371,332.321
	2003	$0.781677	$1.013228	305,309.315
	2002	$1.000000	$0.781677	186,196.681
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.156260	$1.239604	0.000
Subaccount Inception Date May 1, 2002	2006	$0.999963	$1.156260	0.000
	2005	$0.966124	$0.999963	17,796.397
	2004	$0.942814	$0.966124	32,955.353
	2003	$0.777523	$0.942814	30,642.421
	2002	$1.000000	$0.777523	3,352.854
MFS Growth Series – Service Class(2)	2007	$1.180060	$1.398277	0.000
Subaccount Inception Date May 1, 2002	2006	$1.118485	$1.180060	0.000
	2005	$1.047333	$1.118485	819.939
	2004	$0.947794	$1.047333	838.938
	2003	$0.744027	$0.947794	848.837
	2002	$1.000000	$0.744027	100.000
MFS Research Series – Service Class	2007	$1.231203	$1.362976	0.000
Subaccount Inception Date May 1, 2002	2006	$1.139542	$1.231203	0.000
	2005	$1.080471	$1.139542	0.000
	2004	$0.953695	$1.080471	37,755.775
	2003	$0.782166	$0.953695	37,983.679
	2002	$1.000000	$0.782166	31,597.045
MFS Total Return Series – Service Class	2007	$1.246172	$1.269680	0.000
Subaccount Inception Date May 1, 2002	2006	$1.138671	$1.246172	0.000
	2005	$1.131978	$1.138671	1,412,047.165
	2004	$1.040000	$1.131978	1,967,832.869
	2003	$0.914431	$1.040000	1,929,180.665
	2002	$1.000000	$0.914431	525,356.273

39

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS Utilities Series – Service Class	2007	$2.070128	$2.588558	0.000
Subaccount Inception Date May 1, 2002	2006	$1.612230	$2.070128	0.000
	2005	$1.410625	$1.612230	0.000
	2004	$1.108163	$1.410625	18,397.789
	2003	$0.833731	$1.108163	56,384.153
	2002	$1.000000	$0.833731	8,658.601
Oppenheimer Capital Appreciation Fund/VA – Service Shares	2007	$1.137031	$1.269102	0.000
Subaccount Inception Date May 1, 2002	2006	$1.076979	$1.137031	0.000
	2005	$1.047528	$1.076979	897.405
	2004	$1.002224	$1.047528	14,447.588
	2003	$0.782202	$1.002224	14,453.116
	2002	$1.000000	$0.782202	12,234.040
Oppenheimer Main Street Fund/VA – Service Shares	2007	$1.240626	$1.266651	0.000
Subaccount Inception Date May 1, 2002	2006	$1.102634	$1.240626	0.000
	2005	$1.063562	$1.102634	6,752.453
	2004	$0.993984	$1.063562	42,861.759
	2003	$0.801854	$0.993984	57,055.705
	2002	$1.000000	$0.801854	42,873.612
Oppenheimer Strategic Bond Fund/VA – Service Shares	2007	$1.320932	$1.418593	0.000
Subaccount Inception Date May 1, 2002	2006	$1.256405	$1.320932	0.000
	2005	$1.250477	$1.256405	674.137
	2004	$1.176351	$1.250477	59,540.192
	2003	$1.024132	$1.176351	59,708.356
	2002	$1.000000	$1.024132	36,911.806
Putnam VT Growth and Income Fund – Class IB Shares	2007	$1.294698	$1.192519	0.000
Subaccount Inception Date May 1, 2002	2006	$1.139256	$1.294698	0.000
	2005	$1.104251	$1.139256	9,554.114
	2004	$1.013755	$1.104251	18,753.101
	2003	$0.811748	$1.013755	18,931.778
	2002	$1.000000	$0.811748	7,151.233
Putnam VT Research Fund – Class IB Shares	2007	$1.179063	$1.162276	0.000
Subaccount Inception Date May 1, 2002	2006	$1.080368	$1.179063	0.000
	2005	$1.049332	$1.080368	0.000
	2004	$0.995133	$1.049332	0.000
	2003	$0.809918	$0.995133	0.000

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.287359	$1.343874	0.000
Subaccount Inception Date May 1, 2002	2006	$1.198540	$1.287359	0.000
	2005	$1.161078	$1.198540	227,494.592
	2004	$1.078438	$1.161078	359,521.670
	2003	$0.894049	$1.078438	257,477.480
	2002	$1.000000	$0.894049	28,341.290
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.443126	$1.525895	0.000
Subaccount Inception Date May 1, 2002	2006	$1.271823	$1.443126	0.000
	2005	$1.154589	$1.271823	0.000
	2004	$1.030415	$1.154589	12744.1494
	2003	$0.802746	$1.030415	12,818.160
	2002	$1.000000	$0.802746	4,274.298

40

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.337693	$1.417036	0.000
Subaccount Inception Date May 1, 2002	2006	$1.222694	$1.337693	0.000
	2005	$1.159538	$1.222694	325,875.114
	2004	$1.060760	$1.159538	652,437.553
	2003	$0.865641	$1.060760	561,098.048
	2002	$1.000000	$0.865641	239,946.714
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.402799	$1.484023	0.000
Subaccount Inception Date May 1, 2002	2006	$1.255659	$1.402799	0.000
	2005	$1.164075	$1.255659	62,372.009
	2004	$1.044748	$1.164075	111,095.119
	2003	$0.837140	$1.044748	55,329.335
	2002	$1.000000	$0.837140	48,409.302
Transamerica International Moderate Growth VP – Initial Class(1)	2007	$1.030056	$1.098611	0.000
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.030056	0.000
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.795384	$1.872821	0.000
Subaccount Inception Date May 1, 2002	2006	$1.600245	$1.795384	0.000
	2005	$1.479942	$1.600245	0.000
	2004	$1.360165	$1.479942	0.000
	2003	$1.007215	$1.360165	0.000
	2002	$1.000000	$1.007215	2,110.587
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.668455	$1.634662	0.000
Subaccount Inception Date May 1, 2002	2006	$1.544030	$1.668455	0.000
	2005	$1.479937	$1.544030	0.000
	2004	$1.373920	$1.479937	0.000
	2003	$1.025642	$1.373920	0.000
	2002	$1.000000	$1.025642	100.000
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$1.809609	$1.664094	0.000
Subaccount Inception Date May 1, 2002	2006	$1.582782	$1.809609	0.000
	2005	$1.497331	$1.582782	76,250.298
	2004	$1.307455	$1.497331	85,877.801
	2003	$0.989949	$1.307455	95,109.967
	2002	$1.000000	$0.989949	10,045.965
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.566773	$2.349762	0.000
Subaccount Inception Date May 1, 2003	2006	$1.838271	$2.566773	0.000
	2005	$1.650690	$1.838271	0.000
	2004	$1.266082	$1.650690	0.000
	2003	$1.000000	$1.266082	0.000
Transamerica Federated Market Opportunity VP – Initial Class(1)	2007	$1.283329	$1.253269	0.000
Subaccount Inception Date May 1, 2002	2006	$1.272569	$1.283329	0.000
	2005	$1.235422	$1.272569	10,886.054
	2004	$1.152799	$1.235422	41,876.306
	2003	$0.926092	$1.152799	44,270.287
	2002	$1.000000	$0.926092	30,645.067
Transamerica JPMorgan Core Bond VP – Initial Class(1)	2007	$1.144260	$1.200772	0.000
Subaccount Inception Date May 1, 2002	2006	$1.121981	$1.144260	0.000
	2005	$1.117570	$1.121981	81,031.049
	2004	$1.089505	$1.117570	271,702.096
	2003	$1.064610	$1.089505	260,267.163
	2002	$1.000000	$1.064610	139,995.647

41

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JP Morgan Mid Cap Value VP – Initial Class(1)	2007	$1.428063	$1.440979	0.000
Subaccount Inception Date May 1, 2002	2006	$1.241068	$1.428063	0.000
	2005	$1.158524	$1.241068	85,142.910
	2004	$1.030336	$1.158524	98,630.125
	2003	$0.798892	$1.030336	104,095.192
	2002	$1.000000	$0.798892	7,005.447
Transamerica Jennison Growth VP – Initial Class(1)	2007	$1.134924	$1.241869	0.000
Subaccount Inception Date May 1, 2002	2006	$1.134178	$1.134924	0.000
	2005	$1.015636	$1.134178	0.000
	2004	$0.948406	$1.015636	0.000
	2003	$0.750476	$0.948406	0.000
	2002	$1.000000	$0.750476	100.000
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.623453	$1.609514	0.000
Subaccount Inception Date May 1, 2003	2006	$1.395293	$1.623453	0.000
	2005	$1.366029	$1.395293	0.000
	2004	$1.275473	$1.366029	0.000
	2003	$1.000000	$1.275473	0.000
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.334870	$1.334127	0.000
Subaccount Inception Date May 1, 2002	2006	$1.225968	$1.334870	0.000
	2005	$1.226947	$1.225968	19,172.223
	2004	$1.139050	$1.226947	81,949.079
	2003	$0.985806	$1.139050	67,081.159
	2002	$1.000000	$0.985806	34,972.227
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.137049	$1.215586	0.000
Subaccount Inception Date May 1, 2002	2006	$1.111792	$1.137049	0.000
	2005	$1.107072	$1.111792	518,203.282
	2004	$1.079628	$1.107072	949,269.418
	2003	$1.048720	$1.079628	825,473.965
	2002	$1.000000	$1.048720	318,225.411
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$1.387773	$1.406922	0.000
Subaccount Inception Date May 1, 2002	2006	$1.188668	$1.387773	0.000
	2005	$1.163386	$1.188668	16,805.910
	2004	$1.032587	$1.163386	72,384.113
	2003	$0.837795	$1.032587	121,635.516
	2002	$1.000000	$0.837795	66,209.230
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$1.220380	$1.312572	0.000
Subaccount Inception Date May 1, 2002	2006	$1.200451	$1.220380	0.000
	2005	$1.105859	$1.200451	16,748.656
	2004	$1.021080	$1.105859	40,248.846
	2003	$0.741054	$1.021080	40,353.900
	2002	$1.000000	$0.741054	6,234.199
Transamerica Third Avenue Value VP – Initial Class(1)	2007	$1.777155	$1.764781	0.000
Subaccount Inception Date May 1, 2002	2006	$1.560131	$1.777155	0.000
	2005	$1.338041	$1.560131	20,275.000
	2004	$1.092513	$1.338041	68,131.690
	2003	$0.811052	$1.092513	89,148.449
	2002	$1.000000	$0.811052	65,083.609
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.421044	$1.654252	0.000
Subaccount Inception Date May 1, 2003	2006	$1.305676	$1.421044	0.000
	2005	$1.280693	$1.305676	0.000
	2004	$1.153116	$1.280693	15,491.517
	2003	$1.000000	$1.153116	15,491.517

42

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class(1)	2007	$1.499331	$1.710818	0.000
Subaccount Inception Date May 1, 2002	2006	$1.405290	$1.499331	0.000
	2005	$1.228727	$1.405290	6,769.755
	2004	$1.081237	$1.228727	71,525.782
	2003	$0.839601	$1.081237	55,188.661
	2002	$1.000000	$0.839601	55,166.771
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.685004	$2.035122	0.000
Subaccount Inception Date May 1, 2003	2006	$1.633590	$1.685004	0.000
	2005	$1.432112	$1.633590	0.000
	2004	$1.250499	$1.432112	0.000
	2003	$1.000000	$1.250499	0.000
Transamerica Money Market VP – Initial Class(1)	2007	$1.013967	$1.044991	0.000
Subaccount Inception Date May 1, 2002	2006	$0.986497	$1.013967	0.000
	2005	$0.977024	$0.986497	101,661.658
	2004	$0.985732	$0.977024	138,781.160
	2003	$0.996543	$0.985732	84,435.414
	2002	$1.000000	$0.996543	23,400.988
Transamerica Small/Mid Cap Value VP – Initial Class(1)	2007	$1.718183	$2.103096	0.000
Subaccount Inception Date May 1, 2002	2006	$1.483007	$1.718183	0.000
	2005	$1.330646	$1.483007	0.000
	2004	$1.165471	$1.330646	0.000
	2003	$0.622319	$1.165471	0.000
	2002	$1.000000	$0.622319	100.000
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$1.085546	$1.305225	0.000
Subaccount Inception Date May 1, 2002	2006	$1.006420	$1.085546	0.000
	2005	$0.953510	$1.006420	3,233.056
	2004	$0.905415	$0.953510	52,128.377
	2003	$0.721093	$0.905415	46,594.849
	2002	$1.000000	$0.721093	35,795.481
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.032193	$1.071413	0.000
Subaccount Inception Date November 3, 2003	2006	$1.020537	$1.032193	0.000
	2005	$1.019684	$1.020537	0.000
	2004	$1.009797	$1.019684	0.000
	2003	$1.000000	$1.009797	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.160472	$1.272327	0.000
Subaccount Inception Date May 1, 2002	2006	$1.114912	$1.160472	0.000
	2005	$1.046281	$1.114912	595.001
	2004	$1.002723	$1.046281	3,065.387
	2003	$0.790938	$1.002723	3,326.348
	2002	$1.000000	$0.790938	2,942.931
AIM V.I. Core Equity Fund – Series II Shares	2007	$1.290218	$1.365781	0.000
Subaccount Inception Date May 1, 2002	2006	$1.129276	$1.290218	0.000
	2005	$1.095086	$1.129276	0.000
	2004	$1.025198	$1.095086	0.000
	2003	$0.842812	$1.025198	77,787.471
	2002	$1.000000	$0.842812	100.000
AllianceBernstein Global Technology Portfolio – Class B	2007	$1.063425	$1.251085	0.000
Subaccount Inception Date May 1, 2002	2006	$0.999780	$1.063425	0.000
	2005	$0.982876	$0.999780	0.000
	2004	$0.953123	$0.982876	0.000
	2003	$0.675445	$0.953123	0.000
	2002	$1.000000	$0.675445	3,024.966

43

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.103870	$1.230645	0.000
Subaccount Inception Date May 1, 2002	2006	$1.132052	$1.103870	0.000
	2005	$1.004409	$1.132052	17,181.480
	2004	$0.944720	$1.004409	27,769.221
	2003	$0.780314	$0.944720	22,532.497
	2002	$1.000000	$0.780314	28,096.479
Columbia Asset Allocation Fund, Variable Series – Class A Shares	2007	$1.045450	$1.119967	0.000
Subaccount Inception Date May 1, 2003	2006	$1.234256	$1.045450	0.000
	2005	$1.203923	$1.234256	0.000
	2004	$1.133783	$1.203923	0.000
	2003	$1.000000	$1.133783	0.000
Columbia Large Cap Value Fund, Variable Series – Class A Shares	2007	$1.069500	$1.078158	0.000
Subaccount Inception Date May 1, 2003	2006	$1.489828	$1.069500	0.000
	2005	$1.388490	$1.489828	0.000
	2004	$1.250214	$1.388490	5,359.779
	2003	$1.000000	$1.250214	15,225.063
	2002	$1.000000	$0.783862	165,569.815
Columbia Small Company Growth Fund, Variable Series – Class A Shares	2007	$0.941040	$1.047678	0.000
Subaccount Inception Date May 1,	2006	$1.496221	$0.941040	0.000
	2005	$1.436706	$1.496221	0.000
	2004	$1.329096	$1.436706	0.000
	2003	$1.000000	$1.329096	0.000
Columbia Marsico Focused Equities Fund, Variable Series – Class A Shares	2007	$1.294884	$1.443078	0.000
Subaccount Inception Date May 1, 2002	2006	$1.218635	$1.294884	0.000
	2005	$1.125686	$1.218635	41,630.425
	2004	$1.030239	$1.125686	157,588.403
	2003	$0.788723	$1.030239	164,950.254
	2002	$1.000000	$0.788723	82,737.682
Columbia Marsico Growth Fund, Variable Series – Class A Shares	2007	$1.223405	$1.410282	0.000
Subaccount Inception Date May 1, 2002	2006	$1.174993	$1.223405	0.000
	2005	$1.114274	$1.174993	151,938.481
	2004	$1.004546	$1.114274	314,700.565
	2003	$0.783862	$1.004546	325,778.802
	2002	$1.000000	$0.783862	165,569.815
Columbia Marsico 21st Century Fund, Variable Series – Class A Shares	2007	$1.890332	$2.212638	0.000
Subaccount Inception Date May 1, 2002	2006	$1.608556	$1.890332	0.000
	2005	$1.519238	$1.608556	0.000
	2004	$1.265334	$1.519238	118.507
	2003	$0.866127	$1.265334	81.864
	2002	$1.000000	$0.866127	100.000
Columbia High Yield Fund, Variable Series – Class A Shares	2007	$1.474872	$1.473931	0.000
Subaccount Inception Date May 1, 2002	2006	$1.350881	$1.474872	0.000
	2005	$1.347441	$1.350881	94,199.617
	2004	$1.232551	$1.347441	197,593.872
	2003	$0.957255	$1.232551	217,307.922
	2002	$1.000000	$0.957255	85,360.338
Columbia Mid Cap Growth Fund, Variable Series – Class A Shares	2007	$1.222960	$1.438554	0.000
Subaccount Inception Date May 1, 2002	2006	$1.058839	$1.222960	0.000
	2005	$1.025657	$1.058839	5,911.502
	2004	$0.916162	$1.025657	51,830.888
	2003	$0.732378	$0.916162	72,919.198
	2002	$1.000000	$0.732378	57,521.136

44

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Columbia Marsico International Opportunities Fund, Variable Series – Class B Shares	2007	$1.908559	$2.241279	0.000
Subaccount Inception Date May 1, 2002	2006	$1.578226	$1.908559	0.000
	2005	$1.345434	$1.578226	16,832.444
	2004	$1.175924	$1.345434	63,738.361
	2003	$0.854371	$1.175924	78,500.521
	2002	$1.000000	$0.854371	63,321.478
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.386170	$1.377490	0.000
Subaccount Inception Date May 1, 2002	2006	$1.177725	$1.386170	0.000
	2005	$1.136716	$1.177725	15,006.052
	2004	$1.041387	$1.136716	117,143.011
	2003	$0.816095	$1.041387	104,038.434
	2002	$1.000000	$0.816095	73,051.702
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.057600	$1.314445	0.000
Subaccount Inception Date May 1, 2002	2006	$1.011177	$1.057600	0.000
	2005	$0.976595	$1.011177	27,770.324
	2004	$0.965083	$0.976595	59,957.470
	2003	$0.741958	$0.965083	56,532.169
	2002	$1.000000	$0.741958	12,983.790
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2007	$1.193982	$1.439967	0.000
Subaccount Inception Date May 1, 2002	2006	$1.157361	$1.193982	0.000
	2005	$1.085123	$1.157361	0.000
	2004	$1.032825	$1.085123	0.000
	2003	$0.814613	$1.032825	0.000
	2002	$1.000000	$0.814613	100.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$1.812576	$2.051409	0.000
Subaccount Inception Date May 1, 2002	2006	$1.643125	$1.812576	0.000
	2005	$1.418662	$1.643125	13,520.825
	2004	$1.159731	$1.418662	83,538.158
	2003	$0.854769	$1.159731	61,496.927
	2002	$1.000000	$0.854769	39,449.872
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.884801	$1.950104	0.000
Subaccount Inception Date May 1, 2003	2006	$1.655496	$1.884801	0.000
	2005	$1.646896	$1.655496	0.000
	2004	$1.474250	$1.646896	0.000
	2003	$1.000000	$1.474250	0.000
Fidelity – VIP Index 500 Portfolio – Service Class 2	2007	$1.521295	$1.570123	0.000
Subaccount Inception Date May 1, 2003	2006	$1.342822	$1.521295	0.000
	2005	$1.308652	$1.342822	0.000
	2004	$1.208577	$1.308652	0.000
	2003	$1.000000	$1.208577	0.000
Franklin Small-Midcap Growth Securities Fund – Class 2	2007	$1.225425	$1.337625	0.000
Subaccount Inception Date May 1, 2003	2006	$1.148787	$1.225425	0.000
	2005	$1.000000	$1.148787	24,052.750
	2004	$1.021183	$1.117078	80,963.956
	2003	$0.758174	$1.021183	73,909.923
	2002	$1.000000	$0.758174	71,621.174
Franklin Small Cap Value Securities Fund – Class 2	2007	$1.960040	$1.877510	0.000
Subaccount Inception Date May 1, 2003	2006	$1.707267	$1.960040	0.000
	2005	$1.599394	$1.707267	0.000
	2004	$1.317092	$1.599394	51.458
	2003	$1.000000	$1.317092	0.000

45

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Mutual Shares Securities Fund – Class 2	2007	$1.440826	$1.463016	0.000
Subaccount Inception Date May 1, 2002	2006	$1.240170	$1.440826	0.000
	2005	$1.143027	$1.240170	0.000
	2004	$1.034160	$1.143027	129,479.016
	2003	$0.842039	$1.034160	123,371.293
	2002	$1.000000	$0.842039	84,176.205
Templeton Foreign Securities Fund – Class 2	2007	$1.521226	$1.723444	0.000
Subaccount Inception Date May 1, 2002	2006	$1.276322	$1.521226	0.000
	2005	$1.180465	$1.276322	54,495.164
	2004	$1.014900	$1.180465	126,821.637
	2003	$0.782197	$1.014900	106,103.991
	2002	$1.000000	$0.782197	49,872.665
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.161562	$1.246506	0.000
Subaccount Inception Date May 1, 2002	2006	$1.003569	$1.161562	0.000
	2005	$0.968657	$1.003569	0.000
	2004	$0.944358	$0.968657	5,329.690
	2003	$0.778037	$0.944358	6,274.661
	2002	$1.000000	$0.778037	5,803.228
MFS Growth Series – Service Class(2)	2007	$1.185522	$1.406146	0.000
Subaccount Inception Date May 1, 2002	2006	$1.122559	$1.185522	0.000
	2005	$1.050109	$1.122559	0.000
	2004	$0.947794	$1.050109	0.000
	2003	$0.744517	$0.947794	0.000
	2002	$1.000000	$0.744517	100.000
MFS Research Series – Service Class	2007	$1.236865	$1.370590	0.000
Subaccount Inception Date May 1, 2002	2006	$1.143666	$1.236865	0.000
	2005	$1.083314	$1.143666	0.000
	2004	$0.955267	$1.083314	15,063.398
	2003	$0.782685	$0.955267	15,089.918
	2002	$1.000000	$0.782685	4,023.497
MFS Total Return Series – Service Class	2007	$1.251878	$1.276757	0.000
Subaccount Inception Date May 1, 2002	2006	$1.142766	$1.251878	0.000
	2005	$1.134942	$1.142766	30,451.237
	2004	$1.041693	$1.134942	174,802.303
	2003	$0.915031	$1.041693	160,616.543
	2002	$1.000000	$0.915031	82,104.068
MFS Utilities Series – Service Class	2007	$2.079652	$2.603053	0.000
Subaccount Inception Date May 1, 2002	2006	$1.618067	$2.079652	0.000
	2005	$1.414332	$1.618067	12,650.246
	2004	$1.109984	$1.414332	39,191.467
	2003	$0.834276	$1.109984	44,123.339
	2002	$1.000000	$0.834276	19,154.543
Oppenheimer Capital Appreciation Fund/VA – Service Shares	2007	$1.142223	$1.276133	0.000
Subaccount Inception Date May 1, 2002	2006	$1.080848	$1.142223	0.000
	2005	$1.050264	$1.080848	0.000
	2004	$1.003859	$1.050264	4,828.285
	2003	$0.782712	$1.003859	5,845.973
	2002	$1.000000	$0.782712	5,912.321

46

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Oppenheimer Main Street Fund/VA – Service Shares	2007	$1.246322	$1.273731	0.000
Subaccount Inception Date May 1, 2002	2006	$1.106616	$1.246322	0.000
	2005	$1.066360	$1.106616	22,819.831
	2004	$0.995615	$1.066360	54,407.126
	2003	$0.802386	$0.995615	90,552.932
	2002	$1.000000	$0.802386	97,571.003
Oppenheimer Strategic Bond Fund/VA – Service Shares	2007	$1.327018	$1.426537	0.000
Subaccount Inception Date May 1, 2002	2006	$1.260953	$1.327018	0.000
	2005	$1.253769	$1.260953	0.000
	2004	$1.178286	$1.253769	30,179.813
	2003	$1.024810	$1.178286	29,846.738
	2002	$1.000000	$1.024810	7,818.821
Putnam VT Growth and Income Fund – Class IB Shares	2007	$1.300651	$1.199189	0.000
Subaccount Inception Date May 1, 2002	2006	$1.143367	$1.300651	0.000
	2005	$1.107152	$1.143367	28,460.190
	2004	$1.015420	$1.107152	126,747.174
	2003	$0.812286	$1.015420	99,187.332
	2002	$1.000000	$0.812286	78,261.338
Putnam VT Research Fund – Class IB Shares	2007	$1.184487	$1.168780	0.000
Subaccount Inception Date May 1, 2002	2006	$1.084277	$1.184487	0.000
	2005	$1.052101	$1.084277	0.000
	2004	$0.996771	$1.052101	0.000
	2003	$0.810449	$0.996771	0.000
	2002	$1.000000	$0.810449	100.000

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.385553	$1.447810	528,024.104
Subaccount Inception Date May 1, 2002	2006	$1.288706	$1.385553	652,070.466
	2005	$1.247203	$1.288706	438,211.267
	2004	$1.157293	$1.247203	218,481.788
	2003	$1.000000	$1.157293	56,936.632
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.751185	$1.853452	0.000
Subaccount Inception Date May 1, 2002	2006	$1.541818	$1.751185	0.000
	2005	$1.398337	$1.541818	84,772.656
	2004	$1.246723	$1.398337	93,271.999
	2003	$1.000000	$1.246723	73,145.268
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.491204	$1.581214	514,017.075
Subaccount Inception Date May 1, 2002	2006	$1.361674	$1.491204	725,868.478
	2005	$1.290080	$1.361674	547,578.036
	2004	$1.179013	$1.290080	227,504.491
	2003	$1.000000	$1.179013	185,044.175
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.621828	$1.717430	1,116,780.398
Subaccount Inception Date May 1, 2002	2006	$1.450296	$1.621828	1,502,914.309
	2005	$1.343204	$1.450296	1,418,836.992
	2004	$1.204321	$1.343204	486,786.399
	2003	$1.000000	$1.204321	17,832.604
Transamerica International Moderate Growth VP – Initial Class(1)	2007	$1.030733	$1.100410	0.000
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.030733	0.000

47

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.734722	$1.811322	0.000
Subaccount Inception Date May 1, 2002	2006	$1.544674	$1.734722	0.000
	2005	$1.427157	$1.544674	0.000
	2004	$1.310361	$1.427157	0.000
	2003	$1.000000	$1.310361	0.000
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.521368	$1.492029	0.000
Subaccount Inception Date May 1, 2002	2006	$1.406530	$1.521368	0.000
	2005	$1.346825	$1.406530	0.000
	2004	$1.249111	$1.346825	0.000
	2003	$1.000000	$1.249111	0.000
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$1.781033	$1.639438	0.000
Subaccount Inception Date May 1, 2002	2006	$1.556265	$1.781033	21,724.484
	2005	$1.470811	$1.556265	49,638.344
	2004	$1.283031	$1.470811	51,152.222
	2003	$1.000000	$1.283031	18,403.961
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.596030	$2.360568	0.000
Subaccount Inception Date May 1, 2003	2006	$1.843099	$2.596030	0.000
	2005	$1.653400	$1.843099	0.000
	2004	$1.266910	$1.653400	0.000
	2003	$1.000000	$1.266910	0.000
Transamerica Federated Market Opportunity VP – Initial Class(1)	2007	$1.328200	$1.298372	3,184.629
Subaccount Inception Date May 1, 2002	2006	$1.315760	$1.328200	13,796.508
	2005	$1.276101	$1.315760	58,997.001
	2004	$1.189593	$1.276101	59,493.019
	2003	$1.000000	$1.189593	32,109.846
Transamerica JPMorgan Core Bond VP – Initial Class(1)	2007	$1.061161	$1.114666	0.000
Subaccount Inception Date May 1, 2002	2006	$1.039474	$1.061161	105,642.914
	2005	$1.034380	$1.039474	112,732.964
	2004	$1.007420	$1.034380	123,238.218
	2003	$1.000000	$1.007420	6,531.411
Transamerica JP Morgan Mid Cap Value VP – Initial Class(1)	2007	$1.744989	$1.762507	1,020.041
Subaccount Inception Date May 1, 2002	2006	$1.515018	$1.744989	1,020.041
	2005	$1.412864	$1.515018	12,970.476
	2004	$1.255292	$1.412864	12,028.090
	2003	$1.000000	$1.255292	8,201.045
Transamerica Jennison Growth VP – Initial Class(1)	2007	$1.443662	$1.581262	0.001
Subaccount Inception Date May 1, 2002	2006	$1.441294	$1.443662	0.000
	2005	$1.289376	$1.441294	0.000
	2004	$1.202844	$1.289376	0.000
	2003	$1.000000	$1.202844	0.000
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.629299	$1.616907	0.000
Subaccount Inception Date May 1, 2003	2006	$1.398949	$1.629299	0.000
	2005	$1.368272	$1.398949	0.000
	2004	$1.276306	$1.368272	0.000
	2003	$1.000000	$1.276306	0.000
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.272391	$1.272938	0.000
Subaccount Inception Date May 1, 2002	2006	$1.167431	$1.272391	18,813.766
	2005	$1.167211	$1.167431	29,259.599
	2004	$1.082529	$1.167211	32,827.626
	2003	$1.000000	$1.082529	8,240.746

48

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.066820	$1.141633	73,177.843
Subaccount Inception Date May 1, 2002	2006	$1.042092	$1.066820	425,029.538
	2005	$1.036658	$1.042092	1,162,794.314
	2004	$1.009974	$1.036658	1,233,061.587
	2003	$1.000000	$1.009974	516,628.306
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$1.639566	$1.663844	3,287.618
Subaccount Inception Date May 1, 2002	2006	$1.402972	$1.639566	14,383.202
	2005	$1.371796	$1.402972	43,309.067
	2004	$1.216366	$1.371796	29,436.081
	2003	$1.000000	$1.216366	0.000
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$1.596970	$1.719318	645.549
Subaccount Inception Date May 1, 2002	2006	$1.569352	$1.596970	46,786.518
	2005	$1.444279	$1.569352	48,476.904
	2004	$1.332248	$1.444279	52,346.099
	2003	$1.000000	$1.332248	6,985.436
Transamerica Third Avenue Value VP – Initial Class(1)	2007	$2.189842	$2.176748	0.000
Subaccount Inception Date May 1, 2002	2006	$1.920541	$2.189842	0.000
	2005	$1.645533	$1.920541	4,987.770
	2004	$1.342270	$1.645533	5,020.180
	2003	$1.000000	$1.342270	3,273.137
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.426158	$1.661852	3,726.140
Subaccount Inception Date May 1, 2003	2006	$1.309095	$1.426158	131,526.754
	2005	$1.282791	$1.309095	182,197.244
	2004	$1.153874	$1.282791	215,747.161
	2003	$1.000000	$1.153874	88,424.926
Transamerica Equity VP – Initial Class(1)	2007	$1.684536	$1.924050	4,426.729
Subaccount Inception Date May 1, 2002	2006	$1.577328	$1.684536	16,443.959
	2005	$1.377785	$1.577328	77,229.609
	2004	$1.211191	$1.377785	74,569.334
	2003	$1.000000	$1.211191	46,007.987
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.691073	$2.044471	967.139
Subaccount Inception Date May 1, 2003	2006	$1.637865	$1.691073	4,513.494
	2005	$1.434463	$1.637865	27,078.626
	2004	$1.252147	$1.434463	26,764.945
	2003	$1.000000	$1.252147	17,077.088
Transamerica Money Market VP – Initial Class(1)	2007	$1.024420	$1.056808	0.000
Subaccount Inception Date May 1, 2002	2006	$0.995705	$1.024420	459,841.693
	2005	$0.985173	$0.995705	0.000
	2004	$0.992961	$0.985173	0.000
	2003	$1.000000	$0.992961	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$1.428036	$1.718723	0.000
Subaccount Inception Date May 1, 2002	2006	$1.322651	$1.428036	0.000
	2005	$1.251888	$1.322651	0.000
	2004	$1.189515	$1.251888	0.000
	2003	$1.000000	$1.189515	0.000
PAM Transamerica U.S. Government Securities VP – Service Class (1)	2007	$1.035389	$1.075792	0.000
Subaccount Inception Date November 3, 2003	2006	$1.022698	$1.035389	0.000
	2005	$1.020833	$1.022698	0.000
	2004	$1.009950	$1.020833	0.000
	2003	$1.000000	$1.009950	0.000

49

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.419305	$1.557634	0.000
Subaccount Inception Date May 1, 2002	2006	$1.362255	$1.419305	0.000
	2005	$1.277150	$1.362255	32,373.794
	2004	$1.222780	$1.277150	5,342.335
	2003	$1.000000	$1.222780	0.000
AIM V.I. Core Equity Fund – Series II Shares	2007	$1.519053	$1.609598	0.000
Subaccount Inception Date May 1, 2002	2006	$1.328264	$1.519053	0.000
	2005	$1.286794	$1.328264	0.000
	2004	$1.205470	$1.286794	0.000
	2003	$1.000000	$1.205470	0.000
AllianceBernstein Global Technology Portfolio – Class B	2007	$1.472006	$1.733489	0.000
Subaccount Inception Date May 1, 2002	2006	$1.382555	$1.472006	0.000
	2005	$1.357842	$1.382555	0.000
	2004	$1.315429	$1.357842	0.000
	2003	$1.000000	$1.315429	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.344624	$1.500531	0.000
Subaccount Inception Date May 1, 2002	2006	$1.377605	$1.344624	0.000
	2005	$1.221091	$1.377605	0.000
	2004	$1.147381	$1.221091	0.000
	2003	$1.000000	$1.147381	0.000
Columbia Asset Allocation Fund, Variable Series – Class A Shares	2007	$1.046137	$1.121802	0.000
Subaccount Inception Date May 1, 2003	2006	$1.237491	$1.046137	0.000
	2005	$1.205903	$1.237491	0.000
	2004	$1.134528	$1.205903	0.000
	2003	$1.000000	$1.134528	0.000
Columbia Large Cap Value Fund, Variable Series – Class A Shares	2007	$1.070201	$1.079937	11,598.774
Subaccount Inception Date May 1, 2003	2006	$1.493746	$1.070201	42,440.408
	2005	$1.390784	$1.493746	119,889.298
	2004	$1.251047	$1.390784	113,654.057
	2003	$1.000000	$1.251047	70,764.116
Columbia Small Company Growth Fund, Variable Series – Class A Shares	2007	$0.941660	$1.049401	0.000
Subaccount Inception Date May 1, 2003	2006	$1.500131	$0.941660	0.000
	2005	$1.439052	$1.500131	0.000
	2004	$1.329964	$1.439052	0.000
	2003	$1.000000	$1.329964	0.000
Columbia Marsico Focused Equities Fund, Variable Series – Class A Shares	2007	$1.562016	$1.742508	0.000
Subaccount Inception Date May 1, 2002	2006	$1.468585	$1.562016	182,718.054
	2005	$1.355230	$1.468585	142,009.429
	2004	$1.239099	$1.355230	160,996.973
	2003	$1.000000	$1.239099	16,187.211
Columbia Marsico Growth Fund, Variable Series – Class A Shares	2007	$1.506710	$1.738580	23,996.545
Subaccount Inception Date May 1, 2002	2006	$1.445682	$1.506710	53,933.107
	2005	$1.369618	$1.445682	241,779.565
	2004	$1.233536	$1.369618	215,804.591
	2003	$1.000000	$1.233536	121,410.168
Columbia Marsico 21st Century Fund, Variable Series – Class A Shares	2007	$2.023367	$2.370692	5,999.231
Subaccount Inception Date May 1, 2002	2006	$1.720069	$2.023367	14,480.223
	2005	$1.622973	$1.720069	7,792.121
	2004	$1.350396	$1.622973	6,926.831
	2003	$1.000000	$1.350396	0.000

50

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Columbia High Yield Fund, Variable Series – Class A Shares	2007	$1.379616	$1.380093	0.000
Subaccount Inception Date May 1, 2002	2006	$1.262390	$1.379616	50,300.249
	2005	$1.257953	$1.262390	198,807.579
	2004	$1.149563	$1.257953	177,381.357
	2003	$1.000000	$1.149563	67,951.607
Columbia Mid Cap Growth Fund, Variable Series – Class A Shares	2007	$1.642132	$1.933539	1,569.404
Subaccount Inception Date May 1, 2002	2006	$1.420369	$1.642132	14,803.938
	2005	$1.374518	$1.420369	36,696.668
	2004	$1.226571	$1.374518	36,397.677
	2003	$1.000000	$1.226571	16,735.409
Columbia Marsico International Opportunities Fund, Variable Series –	2007	$2.174982	$2.556668	11,673.456
Class B Shares	2006	$1.796781	$2.174982	26,798.986
Subaccount Inception Date May 1, 2002	2005	$1.530262	$1.796781	157,233.535
	2004	$1.336146	$1.530262	125,120.802
	2003	$1.000000	$1.336146	72,089.741
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.676213	$1.667366	7,522.575
Subaccount Inception Date May 1, 2002	2006	$1.422755	$1.676213	38,804.655
	2005	$1.371875	$1.422755	146,540.199
	2004	$1.255584	$1.371875	153,743.733
	2003	$1.000000	$1.255584	76,987.443
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.365752	$1.699117	7,498.220
Subaccount Inception Date May 1, 2002	2006	$1.304530	$1.365752	82,106.828
	2005	$1.258674	$1.304530	82,861.205
	2004	$1.242595	$1.258674	71,775.878
	2003	$1.000000	$1.242595	4,863.787
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2007	$1.397602	$1.687206	0.000
Subaccount Inception Date May 1, 2002	2006	$1.353416	$1.397602	3,428.879
	2005	$1.267710	$1.353416	3,431.018
	2004	$1.207398	$1.267710	3,433.460
	2003	$1.000000	$1.207398	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$2.178934	$2.468475	27,794.302
Subaccount Inception Date May 1, 2002	2006	$1.973305	$2.178934	123,822.032
	2005	$1.702068	$1.973305	151,211.417
	2004	$1.209368	$1.702068	121,984.902
	2003	$1.000000	$1.209368	0.000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.891608	$1.959076	0.000
Subaccount Inception Date May 1, 2003	2006	$1.659849	$1.891608	9,697.328
	2005	$1.649607	$1.659849	36,878.371
	2004	$1.390047	$1.649607	16,674.218
	2003	$1.000000	$1.390047	16,230.831
Fidelity – VIP Index 500 Portfolio – Service Class 2	2007	$1.526780	$1.577346	80,956.327
Subaccount Inception Date May 1, 2003	2006	$1.346339	$1.526780	59,898.098
	2005	$1.310800	$1.346339	53,424.416
	2004	$1.475217	$1.310800	0.000
	2003	$1.000000	$1.475217	0.000
Franklin Small-Midcap Growth Securities Fund – Class 2	2007	$1.581219	$1.727700	1,466.547
Subaccount Inception Date May 1, 2002	2006	$1.480872	$1.581219	21,442.015
	2005	$1.438583	$1.480872	55,538.946
	2004	$1.313794	$1.438583	57,740.703
	2003	$1.000000	$1.313794	28,480.019

51

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Small Cap Value Securities Fund – Class 2	2007	$1.967083	$1.886120	1,782.583
Subaccount Inception Date May 1, 2003	2006	$1.711725	$1.967083	14,456.691
	2005	$1.602003	$1.711725	47,784.660
	2004	$1.317941	$1.602003	49,613.062
	2003	$1.000000	$1.317941	23,702.449
Mutual Shares Securities Fund – Class 2	2007	$1.671036	$1.698435	256,316.416
Subaccount Inception Date May 1, 2002	2006	$1.436914	$1.671036	310,238.973
	2005	$1.323057	$1.436914	102,451.263
	2004	$1.195869	$1.323057	40,967.853
	2003	$1.000000	$1.195869	10,662.918
Templeton Foreign Securities Fund – Class 2	2007	$1.968210	$2.232047	40,092.620
Subaccount Inception Date May 1, 2002	2006	$1.649735	$1.968210	60,856.459
	2005	$1.524338	$1.649735	41,465.885
	2004	$1.309264	$1.524338	17,851.337
	2003	$1.000000	$1.309264	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.526647	$1.639912	0.000
Subaccount Inception Date May 1, 2002	2006	$1.317707	$1.526647	25,319.064
	2005	$1.270617	$1.317707	32,207.125
	2004	$1.237528	$1.270617	5,422.462
	2003	$1.000000	$1.237528	0.000
MFS Growth Series – Service Class(2)	2007	$1.493459	$1.773128	0.000
Subaccount Inception Date May 1, 2002	2006	$1.412760	$1.493459	0.000
	2005	$1.320297	$1.412760	0.000
	2004	$1.192452	$1.320297	0.000
	2003	$1.000000	$1.192452	0.000
MFS Research Series – Service Class	2007	$1.533443	$1.700919	0.000
Subaccount Inception Date May 1, 2002	2006	$1.416503	$1.533443	0.000
	2005	$1.340439	$1.416503	0.000
	2004	$1.180823	$1.340439	0.000
	2003	$1.000000	$1.180823	0.000
MFS Total Return Series – Service Class	2007	$1.352454	$1.380686	239,796.207
Subaccount Inception Date May 1, 2002	2006	$1.233372	$1.352454	320,590.012
	2005	$1.223722	$1.233372	333,991.805
	2004	$1.122064	$1.223722	142,107.305
	2003	$1.000000	$1.122064	46,440.581
MFS Utilities Series – Service Class	2007	$2.303984	$2.886676	0.000
Subaccount Inception Date May 1, 2002	2006	$1.790861	$2.303984	0.000
	2005	$1.563851	$1.790861	25,710.818
	2004	$1.226123	$1.563851	4,476.311
	2003	$1.000000	$1.226123	0.000
Oppenheimer Capital Appreciation Fund/VA – Service Shares	2007	$1.401699	$1.567593	0.000
Subaccount Inception Date May 1, 2002	2006	$1.325085	$1.401699	0.000
	2005	$1.286317	$1.325085	0.000
	2004	$1.228275	$1.286317	0.000
	2003	$1.000000	$1.228275	0.000
Oppenheimer Main Street Fund/VA – Service Shares	2007	$1.515110	$1.549962	0.000
Subaccount Inception Date May 1, 2002	2006	$1.343952	$1.515110	0.000
	2005	$1.293793	$1.343952	0.000
	2004	$1.206778	$1.293793	0.000
	2003	$1.000000	$1.206778	0.000

52

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Oppenheimer Strategic Bond Fund/VA – Service Shares	2007	$1.218296	$1.310937	46,771.269
Subaccount Inception Date May 1, 2002	2006	$1.156506	$1.218296	44,591.456
	2005	$1.148781	$1.156506	49,373.523
	2004	$1.078548	$1.148781	16,839.484
	2003	$1.000000	$1.078548	11,412.372
Putnam VT Growth and Income Fund – Class IB Shares	2007	$1.577340	$1.455736	0.000
Subaccount Inception Date May 1, 2002	2006	$1.385251	$1.577340	2,366.548
	2005	$1.340054	$1.385251	2,461.144
	2004	$1.227814	$1.340054	2,557.633
	2003	$1.000000	$1.227814	0.000
Putnam VT Research Fund – Class IB Shares	2007	$1.438831	$1.421153	0.000
Subaccount Inception Date May 1, 2002	2006	$1.315819	$1.438831	0.000
	2005	$1.275519	$1.315819	0.000
	2004	$1.207253	$1.275519	0.000
	2003	$1.000000	$1.207253	0.000

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.296226	$1.355133	0.000
Subaccount Inception Date May 1, 2002	2006	$1.205026	$1.296226	0.000
	2005	$1.165649	$1.205026	210,085.535
	2004	$1.081088	$1.165649	437,761.225
	2003	$0.894928	$1.081088	378,925.038
	2002	$1.000000	$0.894928	141,657.271
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.453068	$1.538689	0.000
Subaccount Inception Date May 1, 2002	2006	$1.278714	$1.453068	0.000
	2005	$1.159151	$1.278714	38,613.548
	2004	$1.032962	$1.159151	139,608.526
	2003	$0.803540	$1.032962	133,054.630
	2002	$1.000000	$0.803540	64,588.2341
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.346920	$1.428931	0.000
Subaccount Inception Date May 1, 2002	2006	$1.229314	$1.346920	0.000
	2005	$1.164113	$1.229314	905,416.849
	2004	$1.063371	$1.164113	1,122,991.170
	2003	$0.866497	$1.063371	1,096,617.245
	2002	$1.000000	$0.866497	153,677.551
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.412475	$1.496470	0.000
Subaccount Inception Date May 1, 2002	2006	$1.262473	$1.412475	0.000
	2005	$1.168682	$1.262473	26,276.722
	2004	$1.047320	$1.168682	599,230.040
	2003	$0.837975	$1.047320	601,154.511
	2002	$1.000000	$0.837975	477,603.5674
Transamerica International Moderate Growth VP – Initial Class(1)	2007	$1.031065	$1.101316	0.000
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.031065	0.000
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.807062	$1.887795	0.000
Subaccount Inception Date May 1, 2002	2006	$1.608296	$1.807062	0.000
	2005	$1.485210	$1.608296	33,253.484
	2004	$1.362999	$1.485210	34,684.801
	2003	$1.007837	$1.362999	36.226.160
	2002	$1.000000	$1.007837	100.000

53

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.679337	$1.647761	0.000
Subaccount Inception Date May 1, 2002	2006	$1.551817	$1.679337	0.000
	2005	$1.485223	$1.551817	8,348.179
	2004	$1.376794	$1.485223	88,148.694
	2003	$1.026279	$1.376794	75,576.811
	2002	$1.000000	$1.026279	70,750.043
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$1.821389	$1.677409	0.000
Subaccount Inception Date May 1, 2002	2006	$1.590751	$1.821389	0.000
	2005	$1.502666	$1.590751	170,530.892
	2004	$1.310170	$1.502666	212,883.948
	2003	$0.990552	$1.310170	198,158.510
	2002	$1.000000	$0.990552	26,776.895
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.580679	$2.366000	0.000
Subaccount Inception Date May 1, 2003	2006	$1.845526	$2.580679	0.000
	2005	$1.654768	$1.845526	0.000
	2004	$1.267332	$1.654768	0.000
	2003	$1.000000	$1.267332	0.000
Transamerica Federated Market Opportunity VP – Initial Class(1)	2007	$1.292206	$1.263813	0.000
Subaccount Inception Date May 1, 2002	2006	$1.279484	$1.292206	0.000
	2005	$1.240314	$1.279484	115,908.010
	2004	$1.155660	$1.240314	379,321.813
	2003	$0.927012	$1.155660	330,102.788
	2002	$1.000000	$0.927012	189,113.594
Transamerica JPMorgan Core Bond VP – Initial Class(1)	2007	$1.152145	$1.210841	0.000
Subaccount Inception Date May 1, 2002	2006	$1.128056	$1.152145	0.000
	2005	$1.121971	$1.128056	286,530.613
	2004	$1.092189	$1.121971	599,235.860
	2003	$1.065664	$1.092189	516,570.965
	2002	$1.000000	$1.065664	120,139.234
Transamerica JP Morgan Mid Cap Value VP – Initial Class(1)	2007	$1.437918	$1.453069	0.000
Subaccount Inception Date May 1, 2002	2006	$1.247805	$1.437918	0.000
	2005	$1.163107	$1.247805	103,344.501
	2004	$1.032883	$1.163107	192,914.846
	2003	$0.799684	$1.032883	185,676.026
	2002	$1.000000	$0.799684	23,342.873
Transamerica Jennison Growth VP – Initial Class(1)	2007	$1.142737	$1.252278	0.000
Subaccount Inception Date May 1, 2002	2006	$1.140312	$1.142737	0.000
	2005	$1.019628	$1.140312	0.000
	2004	$0.950737	$1.019628	41,007.383
	2003	$0.751214	$0.950737	26,267.229
	2002	$1.000000	$0.751214	100.000
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.632216	$1.620601	0.000
Subaccount Inception Date May 1, 2003	2006	$1.400769	$1.632216	0.000
	2005	$1.369379	$1.400769	0.000
	2004	$1.276724	$1.369379	0.000
	2003	$1.000000	$1.276724	0.000
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.344085	$1.345331	0.000
Subaccount Inception Date May 1, 2002	2006	$1.232611	$1.344085	0.000
	2005	$1.231790	$1.232611	37,915.269
	2004	$1.141867	$1.231790	49,906.513
	2003	$0.986777	$1.141867	39,399.040
	2002	$1.000000	$0.986777	100.000

54

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.144889	$1.225779	0.000
Subaccount Inception Date May 1, 2002	2006	$1.117804	$1.144889	0.000
	2005	$1.111425	$1.117804	1,089,777.147
	2004	$1.082286	$1.111425	1,907,033.833
	2003	$1.049753	$1.082286	1,862.493.792
	2002	$1.000000	$1.049753	431,968.835
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$1.397323	$1.418705	0.000
Subaccount Inception Date May 1, 2002	2006	$1.195092	$1.397323	0.000
	2005	$1.167966	$1.195092	304,283.856
	2004	$1.035122	$1.167966	483,166.792
	2003	$0.838621	$1.035122	459,589.656
	2002	$1.000000	$0.838621	81,899.649
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$1.228809	$1.323601	0.000
Subaccount Inception Date May 1, 2002	2006	$1.206967	$1.228809	0.000
	2005	$1.110233	$1.206967	145,016.495
	2004	$1.023607	$1.110233	255,747.738
	2003	$0.741792	$1.023607	244,067.802
	2002	$1.000000	$0.741792	55,183.771
Transamerica Third Avenue Value VP – Initial Class(1)	2007	$1.789432	$1.779612	0.000
Subaccount Inception Date May 1, 2002	2006	$1.568596	$1.789432	0.000
	2005	$1.343322	$1.568596	11,225.396
	2004	$1.095215	$1.343322	150,096.147
	2003	$0.811859	$1.095215	136,514.372
	2002	$1.000000	$0.811859	69,472.366
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.428741	$1.665686	0.000
Subaccount Inception Date May 1, 2003	2006	$1.310823	$1.428741	0.000
	2005	$1.283842	$1.310823	27,481.538
	2004	$1.154251	$1.283842	38,221.740
	2003	$1.000000	$1.154251	4,746.993
Transamerica Equity VP – Initial Class(1)	2007	$1.509676	$1.725171	0.000
Subaccount Inception Date May 1, 2002	2006	$1.412905	$1.509676	0.000
	2005	$1.233566	$1.412905	9,531.527
	2004	$1.083879	$1.233566	71,100.880
	2003	$0.840422	$1.083879	75,327429
	2002	$1.000000	$0.840422	46,600.419
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.694113	$2.049165	0.000
Subaccount Inception Date May 1, 2003	2006	$1.640011	$1.694113	0.000
	2005	$1.435641	$1.640011	0.000
	2004	$1.252557	$1.435641	295.767
	2003	$1.000000	$1.252557	1,965.025
Transamerica Money Market VP – Initial Class(1)	2007	$1.020939	$1.053738	0.000
Subaccount Inception Date May 1, 2002	2006	$0.991842	$1.020939	0.000
	2005	$0.980874	$0.991842	441,165.674
	2004	$0.988157	$0.980874	531,396.950
	2003	$0.997524	$0.988157	453,672.880
	2002	$1.000000	$0.997524	476,274.834
Transamerica Small/Mid Cap Value VP – Initial Class(1)	2007	$1.730037	$2.120741	0.000
Subaccount Inception Date May 1, 2002	2006	$1.491036	$1.730037	0.000
	2005	$1.335890	$1.491036	0.000
	2004	$1.168346	$1.335890	5,929.192
	2003	$0.622937	$1.168346	7,344.303
	2002	$1.000000	$0.622937	10,480.805

55

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$1.093031	$1.316169	0.000
Subaccount Inception Date May 1, 2002	2006	$1.011876	$1.093031	0.000
	2005	$0.957274	$1.011876	2,045.217
	2004	$0.909134	$0.957274	24,840.712
	2003	$0.721806	$0.909134	24,537.074
	2002	$1.000000	$0.721806	19,967.840
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.037003	$1.077987	0.000
Subaccount Inception Date November 3, 2003	2006	$1.023786	$1.037003	0.000
	2005	$1.021415	$1.023786	0.000
	2004	$1.010033	$1.021415	0.000
	2003	$1.000000	$1.010033	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.168487	$1.283006	0.000
Subaccount Inception Date May 1, 2002	2006	$1.120967	$1.168487	0.000
	2005	$1.050411	$1.120967	0.000
	2004	$1.005183	$1.050411	9,676.716
	2003	$0.791715	$1.005183	228.908
	2002	$1.000000	$0.791715	100.000
AIM V.I. Core Equity Fund – Series II Shares	2007	$1.299097	$1.377216	0.000
Subaccount Inception Date May 1, 2002	2006	$1.135378	$1.299097	0.000
	2005	$1.099390	$1.135378	0.000
	2004	$1.029402	$1.099390	0.000
	2003	$0.843650	$1.029402	0.000
	2002	$1.000000	$0.843650	100.000
AllianceBernstein Global Technology Portfolio – Class B	2007	$1.070797	$1.261626	0.000
Subaccount Inception Date May 1, 2002	2006	$1.005234	$1.070797	0.000
	2005	$0.986776	$1.005234	0.000
	2004	$0.955487	$0.986776	1,122.922
	2003	$0.676115	$0.955487	1,132.700
	2002	$1.000000	$0.676115	354.587
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.111496	$1.240980	0.000
Subaccount Inception Date May 1, 2002	2006	$1.138191	$1.111496	0.000
	2005	$1.008375	$1.138191	48,229.274
	2004	$0.947042	$1.008375	70,639.017
	2003	$0.781084	$0.947042	70,579.655
	2002	$1.000000	$0.781084	8,686.823
Columbia Asset Allocation Fund, Variable Series – Class A Shares	2007	$1.046491	$1.122738	0.000
Subaccount Inception Date May 1, 2003	2006	$1.239124	$1.046491	0.000
	2005	$1.206899	$1.239124	0.000
	2004	$1.134901	$1.206899	29,302.944
	2003	$1.000000	$1.134901	0.000
Columbia Large Cap Value Fund, Variable Series – Class A Shares	2007	$1.070555	$1.080812	0.000
Subaccount Inception Date May 1, 2003	2006	$1.495700	$1.070555	0.000
	2005	$1.391919	$1.495700	7,238.426
	2004	$1.251449	$1.391919	6,429.706
	2003	$1.000000	$1.251449	0.000
Columbia Small Company Growth Fund, Variable Series – Class A Shares	2007	$0.941975	$1.050267	0.000
Subaccount Inception Date May 1, 2003	2006	$1.502103	$0.941975	0.000
	2005	$1.440240	$1.502103	0.000
	2004	$1.330404	$1.440240	0.000
	2003	$1.000000	$1.330404	0.000

56

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Columbia Marsico Focused Equities Fund, Variable Series – Class A Shares	2007	$1.303837	$1.455215	0.000
Subaccount Inception Date May 1, 2002	2006	$1.225244	$1.303837	0.000
	2005	$1.130122	$1.225244	352,317.705
	2004	$1.032769	$1.130122	680,069.702
	2003	$0.784632	$1.032769	647,937.611
	2002	$1.000000	$0.784632	150,242.189
Columbia Marsico Growth Fund, Variable Series – Class A Shares	2007	$1.231837	$1.422096	0.000
Subaccount Inception Date May 1, 2002	2006	$1.181358	$1.231837	0.000
	2005	$1.118659	$1.181358	210,334.471
	2004	$1.011164	$1.118659	423,305.205
	2003	$0.789505	$1.011164	445,294.476
	2002	$1.000000	$0.789505	216,156.289
Columbia Marsico 21st Century Fund, Variable Series – Class A Shares	2007	$1.903360	$2.231186	0.000
Subaccount Inception Date May 1, 2002	2006	$1.617264	$1.903360	0.000
	2005	$1.525221	$1.617264	33,159.916
	2004	$1.268436	$1.525221	131,710.707
	2003	$0.866973	$1.268436	60,606.678
	2002	$1.000000	$0.866973	41,268.068
Columbia High Yield Fund, Variable Series – Class A Shares	2007	$1.485068	$1.486308	0.000
Subaccount Inception Date May 1, 2002	2006	$1.358227	$1.485068	0.000
	2005	$1.352778	$1.358227	151,679.388
	2004	$1.235606	$1.352778	354,722.118
	2003	$0.958211	$1.235606	389,185.895
	2002	$1.000000	$0.958211	181,491.489
Columbia Mid Cap Growth Fund, Variable Series – Class A Shares	2007	$1.231412	$1.450645	0.000
Subaccount Inception Date May 1, 2002	2006	$1.064593	$1.231412	0.000
	2005	$1.029722	$1.064593	69,559.748
	2004	$0.918425	$1.029722	202,182.549
	2003	$0.733106	$0.918425	167,166.501
	2002	$1.000000	$0.733106	68,944.696
Columbia Marsico International Opportunities Fund, Variable Series – Class B Shares	2007	$1.921743	$2.260104	0.000
Subaccount Inception Date May 1, 2002	2006	$1.586801	$1.921743	0.000
	2005	$1.350762	$1.586801	141,604.678
	2004	$1.178829	$1.350762	252,033.236
	2003	$0.855218	$1.178829	220,223.862
	2002	$1.000000	$0.855218	104,040.567
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.395738	$1.389056	0.000
Subaccount Inception Date May 1, 2002	2006	$1.184116	$1.395738	0.000
	2005	$1.141206	$1.184116	72,278.945
	2004	$1.043951	$1.141206	183,293.279
	2003	$0.816902	$1.043951	179,751.940
	2002	$1.000000	$0.816902	72,982.556
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.064909	$1.325499	0.000
Subaccount Inception Date May 1, 2002	2006	$1.016676	$1.064909	0.000
	2005	$0.980466	$1.016676	79,383.578
	2004	$0.967467	$0.980466	88,822.711
	2003	$0.742695	$0.967467	80,546.969
	2002	$1.000000	$0.742695	14,096.769

57

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2007	$1.202185	$1.452008	0.000
Subaccount Inception Date May 1, 2002	2006	$1.163612	$1.202185	0.000
	2005	$1.089389	$1.163612	0.000
	2004	$1.037056	$1.089389	0.000
	2003	$0.815420	$1.037056	0.000
	2002	$1.000000	$0.815420	100.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$1.825077	$2.068613	0.000
Subaccount Inception Date May 1, 2002	2006	$1.652032	$1.825077	0.000
	2005	$1.424248	$1.652032	67,944.748
	2004	$1.162579	$1.424248	116,400.169
	2003	$0.855614	$1.162579	112,500.547
	2002	$1.000000	$0.855614	35,672.360
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.895008	$1.963573	0.000
Subaccount Inception Date May 1, 2003	2006	$1.662019	$1.895008	0.000
	2005	$1.650961	$1.662019	0.000
	2004	$1.475706	$1.650961	29,737.953
	2003	$1.000000	$1.475706	21,732.851
Fidelity – VIP Index 500 Portfolio – Service Class 2	2007	$1.529543	$1.580971	0.000
Subaccount Inception Date May 1, 2003	2006	$1.348119	$1.529543	0.000
	2005	$1.311879	$1.348119	0.000
	2004	$1.209763	$1.311879	22,574.535
	2003	$1.000000	$1.209763	21,623.389
Franklin Small-Midcap Growth Securities Fund – Class 2	2007	$1.233877	$1.348852	0.000
Subaccount Inception Date May 1, 2002	2006	$1.155005	$1.233877	0.000
	2005	$1.121485	$1.155005	49,474.899
	2004	$1.023695	$1.121485	148,984.848
	2003	$0.758924	$1.023695	155,528.784
	2002	$1.000000	$0.758924	86,386.217
Franklin Small Cap Value Securities Fund – Class 2	2007	$1.970629	$1.890450	0.000
Subaccount Inception Date May 1, 2003	2006	$1.713967	$1.970629	0.000
	2005	$1.603318	$1.713967	0.000
	2004	$1.318377	$1.603318	1,082.599
	2003	$1.000000	$1.318377	328.919
Mutual Shares Securities Fund – Class 2	2007	$1.450765	$1.475283	0.000
Subaccount Inception Date May 1, 2002	2006	$1.246897	$1.450765	0.000
	2005	$1.147540	$1.246897	124,066.383
	2004	$1.036706	$1.147540	309,443.292
	2003	$0.842869	$1.036706	295,973.152
	2002	$1.000000	$0.842869	150,603.447
Templeton Foreign Securities Fund – Class 2	2007	$1.531687	$1.737871	0.000
Subaccount Inception Date May 1, 2002	2006	$1.283230	$1.531687	0.000
	2005	$1.185107	$1.283230	81,346.225
	2004	$1.017394	$1.185107	208,311.775
	2003	$0.782964	$1.017394	145,447.874
	2002	$1.000000	$0.782964	36,997.005
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.169584	$1.256980	0.000
Subaccount Inception Date May 1, 2002	2006	$1.009016	$1.169584	0.000
	2005	$0.972480	$1.009016	43,831.498
	2004	$0.946682	$0.972480	46,378.779
	2003	$0.778805	$0.946682	55,406.256
	2002	$1.000000	$0.778805	310.022

58

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS Growth Series – Service Class(2)	2007	$1.193631	$1.417850	0.000
Subaccount Inception Date May 1, 2002	2006	$1.128579	$1.193631	0.000
	2005	$1.054204	$1.128579	0.000
	2004	$0.951668	$1.054204	1,381.571
	2003	$0.745244	$0.951668	21,967.036
	2002	$1.000000	$0.745244	27,482.444
MFS Research Series – Service Class	2007	$1.245428	$1.382130	0.000
Subaccount Inception Date May 1, 2002	2006	$1.149882	$1.245428	0.000
	2005	$1.087605	$1.149882	5,496.832
	2004	$0.957621	$1.087605	5,504.298
	2003	$0.783457	$0.957621	19,743.011
	2002	$1.000000	$0.783457	26,472.970
MFS Total Return Series – Service Class	2007	$1.260526	$1.287474	0.000
Subaccount Inception Date May 1, 2002	2006	$1.148971	$1.260526	0.000
	2005	$1.139420	$1.148971	290,879.670
	2004	$1.044258	$1.139420	603,668.652
	2003	$0.915929	$1.044258	563,059.406
	2002	$1.000000	$0.915929	156,452.975
MFS Utilities Series – Service Class	2007	$2.093943	$2.624798	0.000
Subaccount Inception Date May 1, 2002	2006	$1.626801	$2.093943	0.000
	2005	$1.419891	$1.626801	35,297.815
	2004	$1.112703	$1.419891	51,237.569
	2003	$0.835097	$1.112703	40,580.756
	2002	$1.000000	$0.835097	100.000
Oppenheimer Capital Appreciation Fund/VA – Service Shares	2007	$1.150120	$1.286869	0.000
Subaccount Inception Date May 1, 2002	2006	$1.086721	$1.150120	0.000
	2005	$1.054415	$1.086721	6,028.134
	2004	$1.006334	$1.054415	24,330.686
	2003	$0.783491	$1.006334	24,795.750
	2002	$1.000000	$0.783491	19,285.258
Oppenheimer Main Street Fund/VA – Service Shares	2007	$1.254915	$1.284414	0.000
Subaccount Inception Date May 1, 2002	2006	$1.112608	$1.254915	0.000
	2005	$1.070567	$1.112608	113,323.187
	2004	$0.998072	$1.070567	208,821.820
	2003	$0.803174	$0.998072	202,707.740
	2002	$1.000000	$0.803174	37,942.560
Oppenheimer Strategic Bond Fund/VA – Service Shares	2007	$1.336164	$1.438483	0.000
Subaccount Inception Date May 1, 2002	2006	$1.267774	$1.336164	0.000
	2005	$1.258701	$1.267774	50,089.325
	2004	$1.181176	$1.258701	79,477.194
	2003	$1.025816	$1.181176	45,964.635
	2002	$1.000000	$1.025816	26,023.771
Putnam VT Growth and Income Fund – Class IB Shares	2007	$1.309642	$1.209268	0.000
Subaccount Inception Date May 1, 2002	2006	$1.149585	$1.309642	0.000
	2005	$1.111538	$1.149585	9,166.119
	2004	$1.017925	$1.111538	22,010.538
	2003	$0.813089	$1.017925	42,112.693
	2002	$1.000000	$0.813089	32,294.032

59

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Putnam VT Research Fund – Class IB Shares	2007	$1.192676	$1.178607	0.000
Subaccount Inception Date May 1, 2002	2006	$1.090170	$1.192676	0.000
	2005	$1.056251	$1.090170	0.000
	2004	$0.999231	$1.056251	0.000
	2003	$0.811251	$0.999231	0.000
	2002	$1.000000	$0.811251	100.000

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.311160	$1.374142	6,261,159.555
Subaccount Inception Date May 1, 2002	2006	$1.215924	$1.311160	5,934,201.051
	2005	$1.173316	$1.215924	5,861,590.282
	2004	$1.085524	$1.173316	5,370,229.973
	2003	$0.896399	$1.085524	4,282,687.753
	2002	$1.000000	$0.896399	1,257,237.237
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.469855	$1.560311	3,579,333.644
Subaccount Inception Date May 1, 2002	2006	$1.290319	$1.469855	3,596,375.355
	2005	$1.166804	$1.290319	3,448,573.838
	2004	$1.037216	$1.166804	2,778,175.808
	2003	$0.804872	$1.037216	1,273,616.394
	2002	$1.000000	$0.804872	489,407.644
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.362474	$1.449009	11,081,368.173
Subaccount Inception Date May 1, 2002	2006	$1.240469	$1.362474	11,990,972.975
	2005	$1.171796	$1.240469	12,063,084.121
	2004	$1.067759	$1.171796	11,046,221.184
	2003	$0.867926	$1.067759	9,587,798.960
	2002	$1.000000	$0.867926	3,723,739.299
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.428769	$1.517482	11,741.714.299
Subaccount Inception Date May 1, 2002	2006	$1.273905	$1.428769	13,451,177.180
	2005	$1.176374	$1.273905	12,065,923.016
	2004	$1.051623	$1.176374	10,253,167.556
	2003	$0.839352	$1.051623	8,495,052.479
	2002	$1.000000	$0.839352	3,184,040.746
Transamerica International Moderate Growth VP – Initial Class(1)	2007	$1.032756	$1.105858	421,296.036
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.032756	362,741.818
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.826793	$1.913129	250,800.003
Subaccount Inception Date May 1, 2002	2006	$1.621876	$1.826793	260,342.800
	2005	$1.494074	$1.621876	110,380.742
	2004	$1.367745	$1.494074	58,174.680
	2003	$1.008862	$1.367745	40,111.539
	2002	$1.000000	$1.008862	12,659.332
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.697656	$1.669861	319,487.876
Subaccount Inception Date May 1, 2002	2006	$1.564895	$1.697656	292,137.857
	2005	$1.494066	$1.564895	278,982.075
	2004	$1.381581	$1.494066	278,040.437
	2003	$1.027322	$1.381581	252,936.823
	2002	$1.000000	$1.027322	83,154.351

60

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$1.841281	$1.699925	871,591.583
Subaccount Inception Date May 1, 2002	2006	$1.604182	$1.841281	1,057,834.757
	2005	$1.511634	$1.604182	1,145,190.671
	2004	$1.314747	$1.511634	946,180.548
	2003	$0.991573	$1.314747	785,316.016
	2002	$1.000000	$0.991573	353,170.955
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.604040	$2.393322	89,620.191
Subaccount Inception Date May 1, 2003	2006	$1.857672	$2.604040	95,024.842
	2005	$1.661578	$1.857672	48,813.843
	2004	$1.269405	$1.661578	20,397.319
	2003	$1.000000	$1.269405	3,929.651
Transamerica Federated Market Opportunity VP – Initial Class(1)	2007	$1.307118	$1.281557	1,284,961.958
Subaccount Inception Date May 1, 2002	2006	$1.291076	$1.307118	2,032,538.910
	2005	$1.248477	$1.291076	2,225,279.623
	2004	$1.160395	$1.248477	2,313,799.457
	2003	$0.928539	$1.160395	2,045,500.500
	2002	$1.000000	$0.928539	828,059.131
Transamerica JPMorgan Core Bond VP – Initial Class(1)	2007	$1.165444	$1.227846	1,769,753.651
Subaccount Inception Date May 1, 2002	2006	$1.138281	$1.165444	2,078,311.106
	2005	$1.129368	$1.138281	2,325,586.236
	2004	$1.096684	$1.129368	2,215,883.650
	2003	$1.067415	$1.096684	2,293,038.983
	2002	$1.000000	$1.067415	1,207,125.063
Transamerica JP Morgan Mid Cap Value VP – Initial Class(1)	2007	$1.454511	$1.473481	622,732.645
Subaccount Inception Date May 1, 2002	2006	$1.259111	$1.454511	822,262.645
	2005	$1.170773	$1.259111	975,279.552
	2004	$1.037132	$1.170773	1,065,045.905
	2003	$0.801003	$1.037132	1,157,125.476
	2002	$1.000000	$0.801003	671,698.561
Transamerica Jennison Growth VP – Initial Class(1)	2007	$1.155952	$1.269893	33,770.832
Subaccount Inception Date May 1, 2002	2006	$1.150666	$1.155952	23,537.839
	2005	$1.026361	$1.150666	62,159.943
	2004	$0.954662	$1.026361	41,074.732
	2003	$0.752455	$0.954662	41,146.414
	2002	$1.000000	$0.752455	100.000
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.647026	$1.639356	28,530.602
Subaccount Inception Date May 1, 2003	2006	$1.410009	$1.647026	28,501.182
	2005	$1.375030	$1.410009	0.000
	2004	$1.278826	$1.375030	0.000
	2003	$1.000000	$1.278826	0.000
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.359595	$1.364220	251,222.019
Subaccount Inception Date May 1, 2002	2006	$1.243779	$1.359595	245,734.604
	2005	$1.239891	$1.243779	217,380.503
	2004	$1.146546	$1.239891	202,340.725
	2003	$0.988400	$1.146546	209,994.082
	2002	$1.000000	$0.988400	88,808.095
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.158142	$1.243039	7,459,046.858
Subaccount Inception Date May 1, 2002	2006	$1.127971	$1.158142	9,153,287.468
	2005	$1.118783	$1.127971	9,617,719.754
	2004	$1.086753	$1.118783	8,195,680.742
	2003	$1.051492	$1.086753	7,083,255.516
	2002	$1.000000	$1.051492	2,390,619.107

61

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$1.413462	$1.438646	2,055,553.201
Subaccount Inception Date May 1, 2002	2006	$1.205935	$1.413462	2,389,843.899
	2005	$1.175666	$1.205935	2,615,162.812
	2004	$1.039374	$1.175666	2,270,904.304
	2003	$0.840004	$1.039374	2,125,094.244
	2002	$1.000000	$0.840004	905,118.217
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$1.242990	$1.342197	778,353.083
Subaccount Inception Date May 1, 2002	2006	$1.217900	$1.242990	1,043,813.817
	2005	$1.117548	$1.217900	1,057,399.294
	2004	$1.027813	$1.117548	952,587.823
	2003	$0.743017	$1.027813	1,015,197.335
	2002	$1.000000	$0.743017	531,647.131
Transamerica Third Avenue Value VP – Initial Class(1)	2007	$1.810069	$1.804591	696,528.213
Subaccount Inception Date May 1, 2002	2006	$1.582806	$1.810069	1,088,417.805
	2005	$1.352183	$1.582806	1,171,525.842
	2004	$1.099725	$1.352183	1,054,550.894
	2003	$0.813193	$1.099725	1,077,193.861
	2002	$1.000000	$0.813193	636,527.369
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.441673	$1.684929	191,505.604
Subaccount Inception Date May 1, 2003	2006	$1.319449	$1.441673	168,610.490
	2005	$1.289127	$1.319449	316,249.042
	2004	$1.156154	$1.289127	286,787.807
	2003	$1.000000	$1.156154	21,275.113
Transamerica Equity VP – Initial Class(1)	2007	$1.527112	$1.749429	1,417,194.734
Subaccount Inception Date May 1, 2002	2006	$1.425726	$1.527112	1,831,900.071
	2005	$1.241709	$1.425726	1,668,799.058
	2004	$1.088346	$1.241709	1,600,908.272
	2003	$0.841808	$1.088346	1,355,390.691
	2002	$1.000000	$0.841808	735,668.606
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.709447	$2.072825	151,382.305
Subaccount Inception Date May 1, 2003	2006	$1.650792	$1.709447	217,099.228
	2005	$1.441535	$1.650792	205,571.233
	2004	$1.254604	$1.441535	191,846.791
	2003	$1.000000	$1.254604	124,795.871
Transamerica Money Market VP – Initial Class(1)	2007	$1.032727	$1.068550	1,777,054.851
Subaccount Inception Date May 1, 2002	2006	$1.000836	$1.032727	1,261,736.795
	2005	$0.987336	$1.000836	1,620,194.229
	2004	$0.992204	$0.987336	690,802.505
	2003	$0.999158	$0.992204	1,179,162.431
	2002	$1.000000	$0.999158	1,406,318.530
Transamerica Small/Mid Cap Value VP – Initial Class(1)	2007	$1.749958	$2.150466	27,963.204
Subaccount Inception Date May 1, 2002	2006	$1.504521	$1.749958	108,164.434
	2005	$1.344674	$1.504521	111,396.903
	2004	$1.173131	$1.344674	82,679.924
	2003	$0.623965	$1.173131	82,263.467
	2002	$1.000000	$0.623965	136,035.410
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$1.105658	$1.334674	316,115.539
Subaccount Inception Date May 1, 2002	2006	$1.021053	$1.105658	343,197.316
	2005	$0.963590	$1.021053	362,349.604
	2004	$0.912871	$0.963590	333,567.816
	2003	$0.722997	$0.912871	290,486.260
	2002	$1.000000	$0.722997	117,149.380

62

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.045099	$1.089107	0.00
Subaccount Inception Date November 3, 2003	2006	$1.029250	$1.045099	0.00
	2005	$1.024349	$1.029250	13,298.813
	2004	$1.010428	$1.024349	0.000
	2003	$1.000000	$1.010428	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.181969	$1.301026	132,645.296
Subaccount Inception Date May 1, 2002	2006	$1.131131	$1.181969	163,402.714
	2005	$1.057344	$1.131131	159,233.215
	2004	$1.009328	$1.057344	137,216.816
	2003	$0.793030	$1.009328	112,957.495
	2002	$1.000000	$0.793030	87,593.702
AIM V.I. Core Equity Fund – Series II Shares	2007	$1.314110	$1.396577	154,815.700
Subaccount Inception Date May 1, 2002	2006	$1.145686	$1.314110	300,568.942
	2005	$1.106652	$1.145686	260,384.051
	2004	$1.033646	$1.106652	169,071.710
	2003	$0.845037	$1.033646	50,595.370
	2002	$1.000000	$0.845037	41,991.240
AllianceBernstein Global Technology Portfolio – Class B	2007	$1.083152	$1.279338	45,264.209
Subaccount Inception Date May 1, 2002	2006	$1.014344	$1.083152	25,472.278
	2005	$0.993285	$1.014344	184,131.802
	2004	$0.959422	$0.993285	19,956.751
	2003	$0.677233	$0.959422	19,434.073
	2002	$1.000000	$0.677233	18,487.696
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.124317	$1.258402	74,957.109
Subaccount Inception Date May 1, 2002	2006	$1.148497	$1.124317	167,651.935
	2005	$1.015016	$1.148497	161,458.041
	2004	$0.950930	$1.015016	175,359.032
	2003	$0.782376	$0.950930	178,372.460
	2002	$1.000000	$0.782376	92,139.717
Columbia Asset Allocation Fund, Variable Series – Class A Shares	2007	$1.048218	$1.127371	0.00
Subaccount Inception Date May 1, 2003	2006	$1.247276	$1.048218	0.000
	2005	$1.211861	$1.247276	1,841.159
	2004	$1.136765	$1.211861	2,289.658
	2003	$1.000000	$1.136765	2,863.116
Columbia Large Cap Value Fund, Variable Series – Class A Shares	2007	$1.072324	$1.085289	1,471,460.079
Subaccount Inception Date May 1, 2003	2006	$1.505544	$1.072324	1,338,662.807
	2005	$1.397645	$1.505544	785,941.291
	2004	$1.253499	$1.397645	675,365.015
	2003	$1.000000	$1.253499	151,236.403
Columbia Small Company Growth Fund, Variable Series – Class A Shares	2007	$0.943532	$1.054615	0.00
Subaccount Inception Date May 1, 2003	2006	$1.511984	$0.943532	0.000
	2005	$1.446164	$1.511984	782.558
	2004	$1.332590	$1.446164	973.182
	2003	$1.000000	$1.332590	1,216.919
Columbia Marsico Focused Equities Fund, Variable Series – Class A Shares	2007	$1.318885	$1.475651	2,892,779.177
Subaccount Inception Date May 1, 2002	2006	$1.236354	$1.318885	3,556,176.547
	2005	$1.137570	$1.236354	3,216,458.681
	2004	$1.011164	$1.137570	2,719,008.437
	2003	$0.790806	$1.011164	2,775,428.360
	2002	$1.000000	$0.790806	1,084,906.133

63

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Columbia Marsico Growth Fund, Variable Series – Class A Shares	2007	$1.246053	$1.442071	2,926,835.884
Subaccount Inception Date May 1, 2002	2006	$1.192070	$1.246053	3,645,894.493
	2005	$1.126036	$1.192070	3,642,281.186
	2004	$1.037021	$1.126036	3,530,915.041
	2003	$0.785928	$1.037021	2,383,352.567
	2002	$1.000000	$0.785928	1,037,369.384
Columbia Marsico 21st Century Fund, Variable Series – Class A Shares	2007	$1.925320	$2.262524	361,494.054
Subaccount Inception Date May 1, 2002	2006	$1.631918	$1.925320	705,425.809
	2005	$1.535272	$1.631918	433,439.404
	2004	$1.273656	$1.535272	341,857.180
	2003	$0.868408	$1.273656	360,349.943
	2002	$1.000000	$0.868408	153,157.794
Columbia High Yield Fund, Variable Series – Class A Shares	2007	$1.502211	$1.507200	1,596,507.651
Subaccount Inception Date May 1, 2002	2006	$1.370526	$1.502211	1,877,852.752
	2005	$1.361681	$1.370526	2,133,476.235
	2004	$1.240670	$1.361681	1,909,127.407
	2003	$0.959782	$1.240670	1,649,865.355
	2002	$1.000000	$0.959782	1,105,007.756
Columbia Mid Cap Growth Fund, Variable Series – Class A Shares	2007	$1.245629	$1.471030	964,757.026
Subaccount Inception Date May 1, 2002	2006	$1.074245	$1.245629	1,138,882.013
	2005	$1.036506	$1.074245	1,221,922.824
	2004	$0.922206	$1.036506	1,030,713.362
	2003	$0.734318	$0.922206	969,730.943
	2002	$1.000000	$0.734318	496,141.301
Columbia Marsico International Opportunities Fund, Variable Series –	2007	$1.943902	$2.291827	1,437,376.014
Class B Shares	2006	$1.601181	$1.943902	1,894,040.605
Subaccount Inception Date May 1, 2002	2005	$1.359665	$1.601181	1,887,726.984
	2004	$1.183682	$1.359665	1,731,699.596
	2003	$0.856631	$1.183682	1,315,423.128
	2002	$1.000000	$0.856631	415,361.122
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.411838	$1.408562	1,915,400.943
Subaccount Inception Date May 1, 2002	2006	$1.194842	$1.411838	2,036,209.731
	2005	$1.148727	$1.194842	2,069,817.810
	2004	$1.048248	$1.148727	1,845,543.403
	2003	$0.818251	$1.048248	1,224,056.502
	2002	$1.000000	$0.818251	490,988.658
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.077228	$1.344142	671,644.944
Subaccount Inception Date May 1, 2002	2006	$1.025907	$1.077228	659,037.698
	2005	$0.986943	$1.025907	792,661.997
	2004	$0.971442	$0.986943	486,246.044
	2003	$0.743924	$0.971442	410,583.134
	2002	$1.000000	$0.743924	66,867.846
Fidelity – VIP Growth Opportunities Portfolio – Service Class	2007	$1.216077	$1.472426	92,628.060
Subaccount Inception Date May 1, 2002	2006	$1.174171	$1.216077	80,192.301
	2005	$1.096581	$1.174171	83,418.601
	2004	$1.041315	$1.096581	85,765.122
	2003	$0.816761	$1.041315	53,643.496
	2002	$1.000000	$0.816761	43,630.022

64

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$1.846120	$2.097643	990,309.899
Subaccount Inception Date May 1, 2002	2006	$1.666977	$1.846120	1,244,475.461
	2005	$1.433623	$1.666977	1,341,768.884
	2004	$1.167360	$1.433623	1,357,823.936
	2003	$0.857022	$1.167360	1,220,357.318
	2002	$1.000000	$0.857022	643,471.427
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.912167	$1.986253	38,295.177
Subaccount Inception Date May 1, 2003	2006	$1.672961	$1.912167	38,606.167
	2005	$1.657760	$1.672961	105,310.660
	2004	$1.478128	$1.657760	38,545.037
	2003	$1.000000	$1.478128	25,190.068
Fidelity – VIP Index 500 Portfolio – Service Class 2	2007	$1.543364	$1.599220	163,048.881
Subaccount Inception Date May 1, 2003	2006	$1.356976	$1.543364	119,922.367
	2005	$1.317272	$1.356976	170,596.747
	2004	$1.211748	$1.317272	180,987.576
	2003	$1.000000	$1.211748	18,602.966
Franklin Small-Midcap Growth Securities Fund – Class 2	2007	$1.248120	$1.367793	1,387,228.097
Subaccount Inception Date May 1, 2002	2006	$1.165475	$1.248120	1,748,064.527
	2005	$1.128876	$1.165475	1,870,831.786
	2004	$1.027903	$1.128876	1,830,883.188
	2003	$0.760172	$1.027903	1,566,049.622
	2002	$1.000000	$0.760172	790,434.003
Franklin Small Cap Value Securities Fund – Class 2	2007	$1.988493	$1.912330	276,899.617
Subaccount Inception Date May 1, 2003	2006	$1.725261	$1.988493	262,300.284
	2005	$1.609925	$1.725261	258,915.981
	2004	$1.320547	$1.609925	203,679.693
	2003	$1.000000	$1.320547	91,628.179
Mutual Shares Securities Fund – Class 2	2007	$1.467531	$1.496027	1,912,426.590
Subaccount Inception Date May 1, 2002	2006	$1.258218	$1.467531	1,881,947.940
	2005	$1.155120	$1.258218	1,952,000.663
	2004	$1.040988	$1.155120	1,676,876.044
	2003	$0.844263	$1.040988	1,709,059.244
	2002	$1.000000	$0.844263	1,037,657.970
Templeton Foreign Securities Fund – Class 2	2007	$1.549377	$1.762296	$1,075,697.263
Subaccount Inception Date May 1, 2002	2006	$1.294863	$1.549377	1,264,937.251
	2005	$1.192919	$1.294863	1,272,743.515
	2004	$1.021580	$1.192919	939,676.751
	2003	$0.784264	$1.021580	777,675.338
	2002	$1.000000	$0.784264	428,372.566
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.183088	$1.274642	403,616.448
Subaccount Inception Date May 1, 2002	2006	$1.018165	$1.183088	374,634.409
	2005	$0.978885	$1.018165	424,386.524
	2004	$0.950569	$0.978885	391,762.228
	2003	$0.780090	$0.950569	400,861.286
	2002	$1.000000	$0.780090	180,717.169
MFS Growth Series – Service Class(2)	2007	$1.207473	$1.437845	54,068.893
Subaccount Inception Date May 1, 2002	2006	$1.138860	$1.207473	86,440.073
	2005	$1.061190	$1.138860	88,983.475
	2004	$0.955605	$1.061190	90,700.923
	2003	$0.746481	$0.955605	96,164.644
	2002	$1.000000	$0.746481	76,290.589

65

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS Research Series – Service Class	2007	$1.259781	$1.401511	202,688.008
Subaccount Inception Date May 1, 2002	2006	$1.160296	$1.259781	350,668.240
	2005	$1.094767	$1.160296	390,588.665
	2004	$0.961557	$1.094767	376,921.184
	2003	$0.784755	$0.961557	391,903.321
	2002	$1.000000	$0.784755	211,156.983
MFS Total Return Series – Service Class	2007	$1.275094	$1.305576	3,205,473.052
Subaccount Inception Date May 1, 2002	2006	$1.159404	$1.275094	3,861,047.235
	2005	$1.146954	$1.159404	3,105,773.986
	2004	$1.048576	$1.146954	2,755,077.907
	2003	$0.917454	$1.048576	2,776,139.422
	2002	$1.000000	$0.917454	1,772,911.343
MFS Utilities Series – Service Class	2007	$2.118138	$2.661703	101,956,243
Subaccount Inception Date May 1, 2002	2006	$1.641561	$2.118138	94,592.491
	2005	$1.429264	$1.641561	98,103.869
	2004	$1.117291	$1.429264	57,957.136
	2003	$0.836476	$1.117291	61,535.189
	2002	$1.000000	$0.836476	266,834.318
Oppenheimer Capital Appreciation Fund/VA – Service Shares	2007	$1.163383	$1.304940	367,510.585
Subaccount Inception Date May 1, 2002	2006	$1.096561	$1.163383	508,508.855
	2005	$1.061357	$1.096561	494,517.028
	2004	$1.010466	$1.061357	473,198.626
	2003	$0.784784	$1.010466	490,314.338
	2002	$1.000000	$0.784784	385,018.466
Oppenheimer Main Street Fund/VA – Service Shares	2007	$1.269372	$1.302427	880,620.619
Subaccount Inception Date May 1, 2002	2006	$1.122670	$1.269372	979,538.402
	2005	$1.077601	$1.122670	1,105,729.695
	2004	$1.002160	$1.077601	1,000,555.849
	2003	$0.804498	$1.002160	1,057,184.054
	2002	$1.000000	$0.804498	515,742.420
Oppenheimer Strategic Bond Fund/VA – Service Shares	2007	$1.351578	$1.458693	927,382.908
Subaccount Inception Date May 1, 2002	2006	$1.279263	$1.351578	917,305.276
	2005	$1.266986	$1.279263	1,076,096.999
	2004	$1.186026	$1.266986	942,952.809
	2003	$1.027492	$1.186026	788,549.932
	2002	$1.000000	$1.027492	349,172.775
Putnam VT Growth and Income Fund – Class IB Shares	2007	$1.324759	$1.226261	50,537.376
Subaccount Inception Date May 1, 2002	2006	$1.160007	$1.324759	51,204.466
	2005	$1.118856	$1.160007	43,673.345
	2004	$1.022109	$1.118856	96,828.270
	2003	$0.814427	$1.022109	97,130.809
	2002	$1.000000	$0.814427	128,798.418
Putnam VT Research Fund – Class IB Shares	2007	$1.206451	$1.195163	31,215.223
Subaccount Inception Date May 1, 2002	2006	$1.100057	$1.206451	31,389.146
	2005	$1.063235	$1.100057	31,517.926
	2004	$1.003355	$1.063235	21,460.663
	2003	$0.812600	$1.003355	21,605.204
	2002	$1.000000	$0.812600	21,819.811

66

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.317265	$1.381913	1,018,526.681
Subaccount Inception Date May 1, 2002	2006	$1.220383	$1.317265	1,098,508.016
	2005	$1.176448	$1.220383	875,467.885
	2004	$1.087333	$1.176448	760,861.261
	2003	$0.896994	$1.087333	688,161.977
	2002	$1.000000	$0.896994	227,117.129
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.476629	$1.569060	1,002,184.920
Subaccount Inception Date May 1, 2002	2006	$1.294993	$1.476629	1,033,792.943
	2005	$1.169884	$1.294993	778,940.285
	2004	$1.038925	$1.169884	749,683.361
	2003	$0.805402	$1.038925	309,709.417
	2002	$1.000000	$0.805402	220,371.783
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.368733	$1.457116	2,447,184.003
Subaccount Inception Date May 1, 2002	2006	$1.244946	$1.368733	3,008,988.783
	2005	$1.174865	$1.244946	3,275,325.533
	2004	$1.069495	$1.174865	3,006,313.259
	2003	$0.868490	$1.069495	3,038,615.207
	2002	$1.000000	$0.868490	1,341,027.558
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.435364	$1.526006	2,808,566.808
Subaccount Inception Date May 1, 2002	2006	$1.278529	$1.435364	3,046,543.404
	2005	$1.179485	$1.278529	3,639,392.786
	2004	$1.053363	$1.179485	3,154,681.235
	2003	$0.839908	$1.053363	3,001,328.434
	2002	$1.000000	$0.839908	1,388,095.807
Transamerica International Moderate Growth VP – Initial Class(1)	2007	$1.033425	$1.107672	0
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.033425	0.000
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.834753	$1.923376	5,893.119
Subaccount Inception Date May 1, 2002	2006	$1.627335	$1.834753	15,750.765
	2005	$1.497637	$1.627335	14,052.986
	2004	$1.369659	$1.497637	12,887.657
	2003	$1.009281	$1.369659	21,293.383
	2002	$1.000000	$1.009281	2,145.098
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.705053	$1.678799	115,890.146
Subaccount Inception Date May 1, 2002	2006	$1.570169	$1.705053	117,311.800
	2005	$1.497638	$1.570169	129,945.824
	2004	$1.383516	$1.497638	139,543.124
	2003	$1.027744	$1.383516	145,044.111
	2002	$1.000000	$1.027744	113,413.812
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$1.849316	$1.709046	158,867.863
Subaccount Inception Date May 1, 2002	2006	$1.609596	$1.849316	179,283.031
	2005	$1.515248	$1.609596	182,433.845
	2004	$1.316592	$1.515248	182,157.450
	2003	$0.991979	$1.316592	184,774.038
	2002	$1.000000	$0.991979	84,106.599
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.613422	$2.404337	86,307.305
Subaccount Inception Date May 1, 2003	2006	$1.862534	$2.613422	65,926.358
	2005	$1.664288	$1.862534	19,412.330
	2004	$1.270233	$1.664288	12,629.423
	2003	$1.000000	$1.270233	12,689.043

67

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Federated Market Opportunity VP – Initial Class(1)	2007	$1.313170	$1.288766	307,753.191
Subaccount Inception Date May 1, 2002	2006	$1.295777	$1.313170	336,458.789
	2005	$1.251785	$1.295777	292,742.940
	2004	$1.162320	$1.251785	298,495.886
	2003	$0.929151	$1.162320	302,420.819
	2002	$1.000000	$0.929151	224,432.508
Transamerica JPMorgan Core Bond VP – Initial Class(1)	2007	$1.170822	$1.234745	842,056.294
Subaccount Inception Date May 1, 2002	2006	$1.142411	$1.170822	941,848.482
	2005	$1.132360	$1.142411	1,177,885.331
	2004	$1.098492	$1.132360	1,071,368.518
	2003	$1.068119	$1.098492	1,054,220.233
	2002	$1.000000	$1.068119	431,410.422
Transamerica JP Morgan Mid Cap Value VP – Initial Class(1)	2007	$1.461200	$1.481725	153,823.385
Subaccount Inception Date May 1, 2002	2006	$1.263659	$1.461200	262,465.942
	2005	$1.173849	$1.263659	270,338.035
	2004	$1.038823	$1.173849	340,927.336
	2003	$0.801529	$1.038823	334,615.163
	2002	$1.000000	$0.801529	146,011.420
Transamerica Jennison Growth VP – Initial Class(1)	2007	$1.161276	$1.277012	0
Subaccount Inception Date May 1, 2002	2006	$1.154820	$1.161276	52,238.488
	2005	$1.029062	$1.154820	52,369.408
	2004	$0.956224	$1.029062	0.000
	2003	$0.752954	$0.956224	0.000
	2002	$1.000000	$0.752954	100.000
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.652980	$1.646915	2,020.646
Subaccount Inception Date May 1, 2003	2006	$1.413721	$1.652980	6,558.852
	2005	$1.377293	$1.413721	0.000
	2004	$1.279664	$1.377293	0.000
	2003	$1.000000	$1.279664	0.000
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.365859	$1.371874	185,405.257
Subaccount Inception Date May 1, 2002	2006	$1.248291	$1.365859	203,336.624
	2005	$1.243178	$1.248291	241,290.331
	2004	$1.148444	$1.243178	191,215.569
	2003	$0.989050	$1.148444	161,275.991
	2002	$1.000000	$0.989050	59,912.172
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.163454	$1.249982	2,537,563.855
Subaccount Inception Date May 1, 2002	2006	$1.132042	$1.163454	2,790,814.739
	2005	$1.121717	$1.132042	2,814,739.582
	2004	$1.088527	$1.121717	2,488,829.606
	2003	$1.052178	$1.088527	2,602,813.915
	2002	$1.000000	$1.052178	1,133,701.315
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$1.419947	$1.446688	1,142,766.914
Subaccount Inception Date May 1, 2002	2006	$1.210289	$1.419947	1,207,601.996
	2005	$1.178753	$1.210289	1,204,322.541
	2004	$1.041083	$1.178753	1,120,825.958
	2003	$0.840555	$1.041083	1,110,352.775
	2002	$1.000000	$0.840555	561,349.432
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$1.248738	$1.349734	394,532.555
Subaccount Inception Date May 1, 2002	2006	$1.222322	$1.248738	483,112.790
	2005	$1.120504	$1.222322	513,494.903
	2004	$1.029506	$1.120504	584,823.828
	2003	$0.743511	$1.029506	535,107.329
	2002	$1.000000	$0.743511	245,346.103

68

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Third Avenue Value VP – Initial Class(1)	2007	$1.818420	$1.814712	246,609.069
Subaccount Inception Date May 1, 2002	2006	$1.588539	$1.818420	364,623.437
	2005	$1.355746	$1.588539	307,279.134
	2004	$1.101530	$1.355746	357,171.000
	2003	$0.813735	$1.101530	353,411.000
	2002	$1.000000	$0.813735	295,494.896
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.446899	$1.692710	214,442.611
Subaccount Inception Date May 1, 2003	2006	$1.322926	$1.446899	225,768.417
	2005	$1.291245	$1.322926	118,244.529
	2004	$1.156903	$1.291245	33,777.134
	2003	$1.000000	$1.156903	18,006.656
Transamerica Equity VP – Initial Class(1)	2007	$1.534153	$1.759231	595,081.432
Subaccount Inception Date May 1, 2002	2006	$1.430885	$1.534153	705,498.930
	2005	$1.244969	$1.430885	789,888.533
	2004	$1.090130	$1.244969	664,981.933
	2003	$0.842367	$1.090130	656,727.673
	2002	$1.000000	$0.842367	342,910.795
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.715646	$2.082410	24,886.627
Subaccount Inception Date May 1, 2003	2006	$1.655156	$1.715646	0.000
	2005	$1.443921	$1.655156	0.000
	2004	$1.255439	$1.443921	0.000
	2003	$1.000000	$1.255439	0.000
Transamerica Money Market VP – Initial Class(1)	2007	$1.037455	$1.074512	450,320.924
Subaccount Inception Date May 1, 2002	2006	$1.004429	$1.037455	590,922.588
	2005	$0.989911	$1.004429	716,958.364
	2004	$0.993822	$0.989911	645,091.926
	2003	$0.999807	$0.993822	1,310,720.202
	2002	$1.000000	$0.999807	637,994.368
Transamerica Small/Mid Cap Value VP – Initial Class(1)	2007	$1.758069	$2.162576	47,526.037
Subaccount Inception Date May 1, 2002	2006	$1.510008	$1.758069	60,561.247
	2005	$1.348248	$1.510008	72,666.150
	2004	$1.175077	$1.348248	73,498.512
	2003	$0.624377	$1.175077	72,470.099
	2002	$1.000000	$0.624377	78,867.588
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$1.110770	$1.342174	120,468.017
Subaccount Inception Date May 1, 2002	2006	$1.024764	$1.110770	136,623.062
	2005	$0.966137	$1.024764	183,022.826
	2004	$0.914383	$0.966137	176,107.113
	2003	$0.723474	$0.914383	145,420.821
	2002	$1.000000	$0.723474	59,727.749
PAM Transamerica U.S. Government Securities VP – Service Class (1)	2007	$1.048367	$1.093594	0
Subaccount Inception Date November 3, 2003	2006	$1.031447	$1.048367	0.000
	2005	$1.025525	$1.031447	0.000
	2004	$1.010586	$1.025525	0.000
	2003	$1.000000	$1.010586	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.187421	$1.308318	80,113.339
Subaccount Inception Date May 1, 2002	2006	$1.135225	$1.187421	82,222.171
	2005	$1.060132	$1.135225	143,983.363
	2004	$1.010990	$1.060132	154,308.857
	2003	$0.793548	$1.010990	143,390.094
	2002	$1.000000	$0.793548	47,899.646

69

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AIM V.I. Core Equity Fund – Series II Shares	2007	$1.320154	$1.404396	73,797.480
Subaccount Inception Date May 1, 2002	2006	$1.149821	$1.320154	91,991.966
	2005	$1.109561	$1.149821	43,186.784
	2004	$1.035340	$1.109561	43,442.492
	2003	$0.845595	$1.035340	43,470.312
	2002	$1.000000	$0.845595	38,855.332
AllianceBernstein Global Technology Portfolio – Class B	2007	$1.088138	$1.286520	13,926.358
Subaccount Inception Date May 1, 2002	2006	$1.018009	$1.088138	13,926.358
	2005	$0.995898	$1.018009	13,926.358
	2004	$0.960988	$0.995898	13,926.358
	2003	$0.677678	$0.960988	13,926.358
	2002	$1.000000	$0.677678	13,848.813
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.129496	$1.265452	59,052.208
Subaccount Inception Date May 1, 2002	2006	$1.152654	$1.129496	155,097.611
	2005	$1.017690	$1.152654	152,001.945
	2004	$0.952490	$1.017690	149,285.154
	2003	$0.782887	$0.952490	152,559.804
	2002	$1.000000	$0.782887	125,003.296
Columbia Asset Allocation Fund, Variable Series – Class A Shares	2007	$1.048910	$1.129246	0.000
Subaccount Inception Date May 1, 2003	2006	$1.250563	$1.048910	0.000
	2005	$1.213863	$1.250563	0.000
	2004	$1.137513	$1.213863	0.000
	2003	$1.000000	$1.137513	0.000
Columbia Large Cap Value Fund, Variable Series – Class A Shares	2007	$1.073036	$1.087096	41,409.457
Subaccount Inception Date May 1, 2003	2006	$1.509497	$1.073036	41,409.457
	2005	$1.399946	$1.509497	25,179.456
	2004	$1.254324	$1.399946	0.000
	2003	$1.000000	$1.254324	0.000
Columbia Small Company Growth Fund, Variable Series – Class A Shares	2007	$0.944162	$1.056364	0
Subaccount Inception Date May 1, 2003	2006	$1.515970	$0.944162	0.000
	2005	$1.448541	$1.515970	0.000
	2004	$1.333462	$1.448541	0.000
	2003	$1.000000	$1.333462	0.000
Columbia Marsico Focused Equities Fund, Variable Series – Class A Shares	2007	$1.324960	$1.483919	1,013,016.159
Subaccount Inception Date May 1, 2002	2006	$1.240833	$1.324960	1,121,287.580
	2005	$1.140578	$1.240833	1,157,598.000
	2004	$1.038733	$1.140578	1,130,661.048
	2003	$0.791328	$1.038733	1,326,048.280
	2002	$1.000000	$0.791328	773,115.365
Columbia Marsico Growth Fund, Variable Series – Class A Shares	2007	$1.251799	$1.450164	828,683.298
Subaccount Inception Date May 1, 2002	2006	$1.196387	$1.251799	1,002,964.080
	2005	$1.128993	$1.196387	1,056,968.680
	2004	$1.012823	$1.128993	910,331.037
	2003	$0.786448	$1.012823	910,350.547
	2002	$1.000000	$0.786448	352,189.534
Columbia Marsico 21st Century Fund, Variable Series – Class A Shares		$1.934195
Subaccount Inception Date May 1, 2002	2007	$1.637827	$2.275207	185,184.163
	2006	$1.539317	$1.934195	188,516.670
	2005	$1.275752	$1.637827	64,231.776
	2004	$0.868986	$1.539317	63,674.698
	2003	$1.000000	$1.275752	64,358.808
	2002		$0.868986	27,597.266

70

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Columbia High Yield Fund, Variable Series – Class A Shares	2007	$1.509102	$1.151610	897,576.384
Subaccount Inception Date May 1, 2002	2006	$1.375476	$1.509102	880,271.996
	2005	$1.365266	$1.375476	1,012,558.292
	2004	$1.242711	$1.365266	1,052,840.268
	2003	$0.960413	$1.242711	1,059,337.100
	2002	$1.000000	$0.960413	487,942.145
Columbia Mid Cap Growth Fund, Variable Series – Class A Shares	2007	$1.251355	$1.479261	282,128.512
Subaccount Inception Date May 1, 2002	2006	$1.078124	$1.251355	305,243.319
	2005	$1.039229	$1.078124	359,164.945
	2004	$0.923715	$1.039229	341,759.152
	2003	$0.734792	$0.923715	338,387.083
	2002	$1.000000	$0.734792	221,113.334
Columbia Marsico International Opportunities Fund, Variable Series –	2007	$1.952874	$2.304688	484,160.525
Class B Shares	2006	$1.606970	$1.952874	567,678.215
Subaccount Inception Date May 1, 2002	2005	$1.363234	$1.606970	489,271.286
	2004	$1.185618	$1.363234	441,675.133
	2003	$0.857195	$1.185618	401,739.300
	2002	$1.000000	$0.857195	211,508.019
Franklin Small-Midcap Growth Securities Fund – Class 2	2007	$1.253889	$1.375477	295,615.909
Subaccount Inception Date May 1, 2002	2006	$1.169710	$1.253889	383,659.012
	2005	$1.131861	$1.169710	368,916.295
	2004	$1.029603	$1.131861	350,570.362
	2003	$0.760677	$1.029603	331,523.749
	2002	$1.000000	$0.760677	226,067.553
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.418350	$1.416460	610,097.767
Subaccount Inception Date May 1, 2002	2006	$1.199163	$1.418350	654,883.566
	2005	$1.151749	$1.199163	633,407.447
	2004	$1.049979	$1.151749	577,026.255
	2003	$0.818786	$1.049979	562,795.726
	2002	$1.000000	$0.818786	383,805.914
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.082176	$1.351658	155,720.482
Subaccount Inception Date May 1, 2002	2006	$1.029609	$1.082176	175,912.866
	2005	$0.989531	$1.029609	189,176.282
	2004	$0.973036	$0.989531	172,795.451
	2003	$0.744401	$0.973036	164,210.327
	2002	$1.000000	$0.744401	881,666.909
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2007	$1.221687	$1.480691	0
Subaccount Inception Date May 1, 2002	2006	$1.178422	$1.221687	0.000
	2005	$1.099466	$1.178422	0.000
	2004	$1.043032	$1.099466	0.000
	2003	$0.817305	$1.043032	0.000
	2002	$1.000000	$0.817305	100.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$1.854643	$2.109429	262,536.952
Subaccount Inception Date May 1, 2002	2006	$1.673035	$1.854643	371,798.699
	2005	$1.437422	$1.673035	362,843.963
	2004	$1.169290	$1.437422	332,563.044
	2003	$0.857595	$1.169290	294,951.804
	2002	$1.000000	$0.857595	279,968.205
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.919074	$1.995410	17,781.393
Subaccount Inception Date May 1, 2003	2006	$1.677357	$1.919074	17,781.393
	2005	$1.660482	$1.677357	17,781.393
	2004	$1.479100	$1.660482	0.000
	2003	$1.000000	$1.479100	0.000

71

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Index 500 Portfolio – Service Class 2	2007	$1.548971	$1.606607	16,832.968
Subaccount Inception Date May 1, 2003	2006	$1.360562	$1.548971	24,949.835
	2005	$1.319444	$1.360562	24,997.075
	2004	$1.212546	$1.319444	14,207.494
	2003	$1.000000	$1.212546	6,033.466
Franklin Small Cap Value Securities Fund – Class 2	2007	$1.995683	$1.921134	8,651.044
Subaccount Inception Date May 1, 2003	2006	$1.729804	$1.995683	11,080.110
	2005	$1.612576	$1.729804	3,149.090
	2004	$1.137513	$1.612576	3,100.135
	2003	$1.000000	$1.137513	0.000
Mutual Shares Securities Fund – Class 2	2007	$1.474262	$1.504387	628,423.920
Subaccount Inception Date May 1, 2002	2006	$1.262745	$1.474262	742,691.974
	2005	$1.158136	$1.262745	901,445.017
	2004	$1.042680	$1.158136	858,556.149
	2003	$0.844817	$1.042680	882,122.712
	2002	$1.000000	$0.844817	552,702.884
Templeton Foreign Securities Fund – Class 2	2007	$1.556514	$1.772166	699,055.899
Subaccount Inception Date May 1, 2002	2006	$1.299553	$1.556514	747,877.276
	2005	$1.196069	$1.299553	794,661.131
	2004	$1.023255	$1.196069	756,669.146
	2003	$0.784774	$1.023255	672,167.908
	2002	$1.000000	$0.784774	388,613.033
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.188539	$1.281780	87,347.281
Subaccount Inception Date May 1, 2002	2006	$1.021844	$1.188539	87,027.188
	2005	$0.981470	$1.021844	87,128.143
	2004	$0.952135	$0.981470	95,437.907
	2003	$0.780600	$0.952135	96,660.707
	2002	$1.000000	$0.780600	36,406.115
MFS Growth Series – Service Class(2)	2007	$1.213035	$1.445900	12,597.910
Subaccount Inception Date May 1, 2002	2006	$1.142986	$1.213035	13,013.724
	2005	$1.063991	$1.142986	12,097.777
	2004	$0.957183	$1.063991	14,223.601
	2003	$0.746986	$0.957183	14,477.980
	2002	$1.000000	$0.746986	8,339.401
MFS Research Series – Service Class	2007	$1.265597	$1.409376	86,018.202
Subaccount Inception Date May 1, 2002	2006	$1.164502	$1.265597	97,305.869
	2005	$1.097652	$1.164502	102,516.662
	2004	$0.963140	$1.097652	117,686.532
	2003	$0.785268	$0.963140	138,384.053
	2002	$1.000000	$0.785268	82,809.554
MFS Total Return Series – Service Class	2007	$1.280957	$1.312887	915,730.114
Subaccount Inception Date May 1, 2002	2006	$1.163589	$1.280957	1,052,385.806
	2005	$1.149960	$1.163589	1,108,272.583
	2004	$1.050284	$1.149960	1,001,838.472
	2003	$0.918050	$1.050284	1,010,139.474
	2002	$1.000000	$0.918050	690,417.564
MFS Utilities Series – Service Class	2007	$2.127881	$2.676602	237,786.202
Subaccount Inception Date May 1, 2002	2006	$1.647507	$2.127881	274,785.632
	2005	$1.433037	$1.647507	172,023.668
	2004	$1.119128	$1.433037	176,054.212
	2003	$0.837024	$1.119128	189,717.064
	2002	$1.000000	$0.837024	90,610.830

72

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Oppenheimer Capital Appreciation Fund/VA – Service Shares	2007	$1.168756	$1.312269	191,977.496
Subaccount Inception Date May 1, 2002	2006	$1.100541	$1.168756	382,031.413
	2005	$1.064164	$1.100541	434,085.551
	2004	$1.012137	$1.064164	443,743.925
	2003	$0.785300	$1.012137	490,954.878
	2002	$1.000000	$0.785300	337,526.649
Oppenheimer Main Street Fund/VA – Service Shares	2007	$1.275252	$1.309747	436,727.033
Subaccount Inception Date May 1, 2002	2006	$1.126761	$1.275252	557,030.650
	2005	$1.080461	$1.126761	620,500.981
	2004	$1.003824	$1.080461	661,721.066
	2003	$0.805034	$1.003824	704,671.910
	2002	$1.000000	$0.805034	465,442.402
Oppenheimer Strategic Bond Fund/VA – Service Shares	2007	$1.357800	$1.466836	228,234.407
Subaccount Inception Date May 1, 2002	2006	$1.283880	$1.357800	283,522.026
	2005	$1.270319	$1.283880	341,337.874
	2004	$1.187964	$1.270319	323,053.730
	2003	$1.028175	$1.187964	322,899.144
	2002	$1.000000	$1.028175	195,144.845
Putnam VT Growth and Income Fund – Class IB Shares	2007	$1.330850	$1.233126	99,016.314
Subaccount Inception Date May 1, 2002	2006	$1.164199	$1.330850	123,953.825
	2005	$1.121806	$1.164199	137,919.297
	2004	$1.023795	$1.121806	51,717.751
	2003	$0.814969	$1.023795	50,610.802
	2002	$1.000000	$0.814969	31,809.118
Putnam VT Research Fund – Class IB Shares	2007	$1.211995	$1.201853	18,337.059
Subaccount Inception Date May 1, 2002	2006	$1.104027	$1.211995	18,403.016
	2005	$1.066018	$1.104027	18,473.078
	2004	$1.004990	$1.066018	18,131.870
	2003	$0.813128	$1.004990	17,713.147
	2002	$1.000000	$0.813128	100.000

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.410799	$1.481507	782,865.168
Subaccount Inception Date May 1, 2002	2006	$1.305754	$1.410799	635,089.562
	2005	$1.257515	$1.305754	611,172.941
	2004	$1.161109	$1.257515	61,229.816
	2003	$1.000000	$1.161109	13,995.345
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.783078	$1.896569	1,593,674.924
Subaccount Inception Date May 1, 2002	2006	$1.562203	$1.783078	1,403,944.464
	2005	$1.409878	$1.562203	1,267,879.422
	2004	$1.250820	$1.409878	801,396.469
	2003	$1.000000	$1.250820	76,920.845
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.518334	$1.617979	4,087,563.482
Subaccount Inception Date May 1, 2002	2006	$1.379652	$1.518334	3,339,557.269
	2005	$1.300719	$1.379652	2,943,157.288
	2004	$1.182889	$1.300719	1,297,077.650
	2003	$1.000000	$1.182889	228,721.116

73

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.651352	$1.757370	5,521,621.983
Subaccount Inception Date May 1, 2002	2006	$1.469470	$1.651352	5,031,160.127
	2005	$1.354298	$1.469470	4,525,541.253
	2004	$1.208290	$1.354298	3,596,229.841
	2003	$1.000000	$1.208290	514,849.528
Transamerica International Moderate Growth VP – Initial Class(1)	2007	$1.034101	$1.109500	130,763.861
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.034101	0
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.766334	$1.853492	35,605.926
Subaccount Inception Date May 1, 2002	2006	$1.565105	$1.766334	37,274.172
	2005	$1.438953	$1.565105	38,977.841
	2004	$1.314675	$1.438953	26,833.497
	2003	$1.000000	$1.314675	0
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.549053	$1.526723	39,390.357
Subaccount Inception Date May 1, 2002	2006	$1.425109	$1.549053	41,129.364
	2005	$1.357928	$1.425109	43,082.314
	2004	$1.253219	$1.357928	26,584.440
	2003	$1.000000	$1.253219	0
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$1.813444	$1.677566	138,542.401
Subaccount Inception Date May 1, 2002	2006	$1.576829	$1.813444	118,873.979
	2005	$1.482946	$1.576829	87,747.578
	2004	$1.287255	$1.482946	48,000.338
	2003	$1.000000	$1.287255	6,366.409
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.622939	$2.415486	61,901.348
Subaccount Inception Date May 1, 2003	2006	$1.867475	$2.622939	59,483.110
	2005	$1.667068	$1.867475	55,832.088
	2004	$1.271085	$1.667068	43,172.778
	2003	$1.000000	$1.271085	2,206.794
Transamerica Federated Market Opportunity VP – Initial Class(1)	2007	$1.352378	$1.328567	434,453.741
Subaccount Inception Date May 1, 2002	2006	$1.333161	$1.352378	434,262.930
	2005	$1.286640	$1.333161	416,242.904
	2004	$1.193505	$1.286640	308,992.919
	2003	$1.000000	$1.193505	30,757.393
Transamerica JPMorgan Core Bond VP – Initial Class(1)	2007	$1.080505	$1.140622	316,274.258
Subaccount Inception Date May 1, 2002	2006	$1.053251	$1.080505	234,864.057
	2005	$1.042948	$1.053251	129,190.043
	2004	$1.010754	$1.042948	141,790.105
	2003	$1.000000	$1.010754	51,615.296
Transamerica JP Morgan Mid Cap Value VP – Initial Class(1)	2007	$1.776764	$1.803512	97,023.680
Subaccount Inception Date May 1, 2002	2006	$1.535051	$1.776764	101,103.147
	2005	$1.424530	$1.535051	96,036.434
	2004	$1.259430	$1.424530	68,712.967
	2003	$1.000000	$1.259430	11,238.474
Transamerica Jennison Growth VP – Initial Class(1)	2007	$1.469921	$1.618014	2,935.226
Subaccount Inception Date May 1, 2002	2006	$1.460324	$1.469921	3,299.009
	2005	$1.300013	$1.460324	4,075.116
	2004	$1.206798	$1.300013	4,075.116
	2003	$1.000000	$1.206798	0
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.658970	$1.654525	17,788.971
Subaccount Inception Date May 1, 2003	2006	$1.417442	$1.658970	18,250.081
	2005	$1.379569	$1.417442	19,114.965
	2004	$1.280512	$1.379569	18,941.840
	2003	$1.000000	$1.280512	0

74

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.295551	$1.302540	205,924.413
Subaccount Inception Date May 1, 2002	2006	$1.182857	$1.295551	200,430.549
	2005	$1.176854	$1.182857	192,227.031
	2004	$1.086107	$1.176854	175,687.106
	2003	$1.000000	$1.086107	109,742.178
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.086261	$1.168200	4,816,687.077
Subaccount Inception Date May 1, 2002	2006	$1.055888	$1.086261	4,644,313.238
	2005	$1.045229	$1.055888	3,925,823.993
	2004	$1.013296	$1.045229	2,752,357.539
	2003	$1.000000	$1.013296	472,767.297
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$1.669406	$1.702535	239,618.011
Subaccount Inception Date May 1, 2002	2006	$1.421505	$1.669406	259,791.819
	2005	$1.383108	$1.421505	203,693.790
	2004	$1.220364	$1.383108	173,432.294
	2003	$1.000000	$1.220364	46,613.623
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$1.626046	$1.759306	92,667.642
Subaccount Inception Date May 1, 2002	2006	$1.590092	$1.626046	40,045.811
	2005	$1.456206	$1.590092	25,336.241
	2004	$1.336628	$1.456206	28,007.407
	2003	$1.000000	$1.336628	7,435.625
Transamerica Third Avenue Value VP – Initial Class(1)	2007	$2.229709	$2.227383	85,260.382
Subaccount Inception Date May 1, 2002	2006	$1.945930	$2.229709	83,406.953
	2005	$1.659129	$1.945930	84,859.999
	2004	$1.346695	$1.659129	42,793.657
	2003	$1.000000	$1.346695	5,753.227
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.452135	$1.700523	301,417.718
Subaccount Inception Date May 1, 2003	2006	$1.326406	$1.452135	241,510.479
	2005	$1.293375	$1.326406	221,244.470
	2004	$1.157668	$1.293375	192,379.723
	2003	$1.000000	$1.157668	69,993.120
Transamerica Equity VP – Initial Class(1)	2007	$1.715203	$1.968784	457,771.256
Subaccount Inception Date May 1, 2002	2006	$1.598179	$1.715203	495,228.263
	2005	$1.389176	$1.598179	457,467.697
	2004	$1.215184	$1.389176	391,958.627
	2003	$1.000000	$1.215184	37,374.513
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.721837	$2.091994	133,223.541
Subaccount Inception Date May 1, 2003	2006	$1.256265	$1.721837	149,735.817
	2005	$1.000000	$1.256265	12,608.455
	2004	$1.256265	$1.446297	108,869.307
	2003	$1.000000	$1.256265	12,608.455
Transamerica Money Market VP – Initial Class(1)	2007	$1.043079	$1.081391	1,320,719.642
Subaccount Inception Date May 1, 2002	2006	$1.008867	$1.043079	978,159.365
	2005	$0.993313	$1.008867	525,129.366
	2004	$0.996245	$0.993313	586,117.116
	2003	$1.000000	$0.996245	4,587.320
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$1.454031	$1.758693	10,417.114
Subaccount Inception Date May 1, 2002	2006	$1.340131	$1.454031	11,171.989
	2005	$1.262230	$1.340131	7,765.948
	2004	$1.193432	$1.262230	7,860.187
	2003	$1.000000	$1.193432	0

75

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM Transamerica U.S. Government Securities VP – Service Class (1)	2007	$1.051617	$1.098069	0
Subaccount Inception Date November 3, 2003	2006	$1.033637	$1.051617	0
	2005	$1.026699	$1.033637	68,459.943
	2004	$1.010743	$1.026699	0
	2003	$1.000000	$1.010743	0
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.445171	$1.593907	42,365.940
Subaccount Inception Date May 1, 2002	2006	$1.380289	$1.445171	43,286.086
	2005	$1.287718	$1.380289	46,929.517
	2004	$1.226808	$1.287718	55,032.580
	2003	$1.000000	$1.226808	0
AIM V.I. Core Equity Fund – Series II Shares	2007	$1.546707	$1.647040	14,588.057
Subaccount Inception Date May 1, 2002	2006	$1.345818	$1.546707	9,692.140
	2005	$1.297415	$1.345818	3,171.836
	2004	$1.209438	$1.297415	3,028.119
	2003	$1.000000	$1.209438	1,550.277
AllianceBernstein Global Technology Portfolio – Class B	2007	$1.498785	$1.773771	0
Subaccount Inception Date May 1, 2002	2006	$1.400819	$1.498785	0
	2005	$1.369042	$1.400819	0
	2004	$1.319755	$1.369042	0
	2003	$1.000000	$1.319755	0
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.369144	$1.535465	5,612.617
Subaccount Inception Date May 1, 2002	2006	$1.395834	$1.369144	5,642.011
	2005	$1.231190	$1.395834	0
	2004	$1.151167	$1.231190	0
	2003	$1.000000	$1.151167	0
Columbia Asset Allocation Fund, Variable Series – Class A Shares	2007	$1.049603	$1.131105	5,714.600
Subaccount Inception Date May 1, 2003	2006	$1.253846	$1.049603	5,714.600
	2005	$1.215855	$1.253846	4,437.760
	2004	$1.138264	$1.215855	4,377.367
	2003	$1.000000	$1.138264	0
Columbia Large Cap Value Fund, Variable Series – Class A Shares	2007	$1.073744	$1.088892	1,317,507.822
Subaccount Inception Date May 1, 2003	2006	$1.513473	$1.073744	1,359,559.280
	2005	$1.402253	$1.513473	819,499.756
	2004	$1.255151	$1.402253	654,326.177
	2003	$1.000000	$1.255151	64,288.664
Columbia Small Company Growth Fund, Variable Series – Class A Shares	2007	$0.944776	$1.058098	90,447.010
Subaccount Inception Date May 1, 2003	2006	$1.519961	$0.944776	103,153.329
	2005	$1.450934	$1.519961	61,587.329
	2004	$1.334342	$1.450934	22,198.305
	2003	$1.000000	$1.334342	2,466.118
Columbia Marsico Focused Equities Fund, Variable Series – Class A Shares	2007	$1.590421	$1.782993	304,258.164
Subaccount Inception Date May 1, 2002	2006	$1.487976	$1.590421	248,211.141
	2005	$1.366406	$1.487976	235,552.732
	2004	$1.243174	$1.366406	219,912.211
	2003	$1.000000	$1.243174	36,366.533
Columbia Marsico Growth Fund, Variable Series – Class A Shares	2007	$1.534120	$1.778984	1,259,598.094
Subaccount Inception Date May 1, 2002	2006	$1.464766	$1.534120	1,408,980.355
	2005	$1.380916	$1.464766	1,263,241.534
	2004	$1.237598	$1.380916	997,717.377
	2003	$1.000000	$1.237598	102,258.164

76

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Columbia Marsico 21st Century Fund, Variable Series – Class A Shares	2007	$2.060182	$2.425803	194,640.481
Subaccount Inception Date May 1, 2002	2006	$1.742793	$2.060182	162,700.752
	2005	$1.636363	$1.742793	109,115.974
	2004	$1.354843	$1.636363	40,710.884
	2003	$1.000000	$1.354843	11,235.132
Columbia High Yield Fund, Variable Series – Class A Shares	2007	$1.404742	$1.412198	569,896.608
Subaccount Inception Date May 1, 2002	2006	$1.279093	$1.404742	566,576.094
	2005	$1.268352	$1.279093	511,158.835
	2004	$1.153356	$1.268352	446,775.839
	2003	$1.000000	$1.153356	81,473.819
Columbia Mid Cap Growth Fund, Variable Series – Class A Shares	2007	$1.672017	$1.978496	168,319.677
Subaccount Inception Date May 1, 2002	2006	$1.439141	$1.672017	179,989.289
	2005	$1.385866	$1.439141	182,091.033
	2004	$1.230605	$1.385866	153,833.701
	2003	$1.000000	$1.230605	21,133.520
Columbia Marsico International Opportunities Fund, Variable Series – Class B Shares	2007	$2.214610	$2.616160	819,776.973
Subaccount Inception Date May 1, 2002	2006	$1.820557	$2.214610	820,644.480
	2005	$1.542903	$1.820557	791,134.126
	2004	$1.340545	$1.542903	563,814.886
	2003	$1.000000	$1.340545	57,764.924
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.706694	$1.706109	978,444.568
Subaccount Inception Date May 1, 2002	2006	$1.441544	$1.706694	1,027,808.466
	2005	$1.383182	$1.441544	979,542.716
	2004	$1.259711	$1.383182	810,111.529
	2003	$1.000000	$1.259711	77,829.933
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.390582	$1.738592	71,801.306
Subaccount Inception Date May 1, 2002	2006	$1.321749	$1.390582	95,286.735
	2005	$1.269053	$1.321749	85,631.027
	2004	$1.246682	$1.269053	80,428.475
	2003	$1.000000	$1.246682	2,711.153
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2007	$1.423067	$1.726475	37,821.762
Subaccount Inception Date May 1, 2002	2006	$1.371316	$1.423067	39,754.470
	2005	$1.278186	$1.371316	39,911.447
	2004	$1.211377	$1.278186	19,287.964
	2003	$1.000000	$1.211377	0
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$2.218611	$2.525896	290,669.834
Subaccount Inception Date May 1, 2002	2006	$1.999390	$2.218611	262,529.154
	2005	$1.716132	$1.999390	145,727.772
	2004	$1.394627	$1.716132	93,026.311
	2003	$1.000000	$1.394627	13,396.918
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.926023	$2.004615	68,656.239
Subaccount Inception Date May 1, 2003	2006	$1.681774	$1.926023	63,028.992
	2005	$1.663217	$1.681774	53,684.962
	2004	$1.480075	$1.663217	56,491.830
	2003	$1.000000	$1.480075	5,943.388
Fidelity – VIP Index 500 Portfolio – Service Class 2	2007	$1.554579	$1.614027	197,469.205
Subaccount Inception Date May 1, 2003	2006	$1.364137	$1.554579	202,627.482
	2005	$1.321624	$1.364137	164,627.911
	2004	$1.213342	$1.321624	65,707.383
	2003	$1.000000	$1.213342	4,376.417

77

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Small-Midcap Growth Securities Fund – Class 2	2007	$1.609994	$1.767871	211,172.594
Subaccount Inception Date May 1, 2002	2006	$1.500435	$1.609994	238,445.947
	2005	$1.450459	$1.500435	230,337.040
	2004	$1.318113	$1.450459	203,962.545
	2003	$1.000000	$1.318113	20,855.079
Franklin Small Cap Value Securities Fund – Class 2	2007	$2.002889	$1.929992	282,574.660
Subaccount Inception Date May 1, 2003	2006	$1.734350	$2.002889	279,052.086
	2005	$1.615226	$1.734350	233,477.033
	2004	$1.322282	$1.615226	180,696.549
	2003	$1.000000	$1.322282	29,204.420
Mutual Shares Securities Fund – Class 2	2007	$1.701446	$1.737929	486,535.611
Subaccount Inception Date May 1, 2002	2006	$1.455901	$1.701446	441,334.257
	2005	$1.333977	$1.455901	281,825.370
	2004	$1.199804	$1.333977	196,977.179
	2003	$1.000000	$1.199804	19,394.929
Templeton Foreign Securities Fund – Class 2	2007	$2.004031	$2.283940	213,774.265
Subaccount Inception Date May 1, 2002	2006	$1.671531	$2.004031	220,783.116
	2005	$1.536912	$1.671531	190,002.323
	2004	$1.313561	$1.536912	138,906.695
	2003	$1.000000	$1.313561	17,363.484
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.554427	$1.678037	5,636.019
Subaccount Inception Date May 1, 2002	2006	$1.335120	$1.554427	5,669.118
	2005	$1.281107	$1.335120	5,706.365
	2004	$1.241588	$1.281107	11,367.445
	2003	$1.000000	$1.241588	0
MFS Growth Series – Service Class(2)	2007	$1.520662	$1.814386	40,255.404
Subaccount Inception Date May 1, 2002	2006	$1.431429	$1.520662	43,826.216
	2005	$1.331185	$1.431429	49,200.559
	2004	$1.196377	$1.331185	52,683.870
	2003	$1.000000	$1.196377	0
MFS Research Series – Service Class	2007	$1.561371	$1.740485	4,484.522
Subaccount Inception Date May 1, 2002	2006	$1.435229	$1.561371	4,484.522
	2005	$1.351512	$1.435229	4,484.522
	2004	$1.184711	$1.351512	4,484.522
	2003	$1.000000	$1.184711	4,484.522
MFS Total Return Series – Service Class	2007	$1.377090	$1.412818	316,438.073
Subaccount Inception Date May 1, 2002	2006	$1.249688	$1.377090	281,794.113
	2005	$1.233835	$1.249688	270,122.586
	2004	$1.125764	$1.233835	34,162.064
	2003	$1.000000	$1.125764	5,830.786
MFS Utilities Series – Service Class	2007	$1.345920	$2.953796	26,855.989
Subaccount Inception Date May 1, 2002	2006	$1.814524	$2.345920	6,904.186
	2005	$1.576760	$1.814524	12,138.285
	2004	$1.230157	$1.576760	3,226.371
	2003	$1.000000	$1.230157	0
Oppenheimer Capital Appreciation Fund/VA – Service Shares	2007	$1.427212	$1.604044	0
Subaccount Inception Date May 1, 2002	2006	$1.342581	$1.427212	23,234.485
	2005	$1.296931	$1.342581	23,943.874
	2004	$1.232312	$1.296931	38,327.666
	2003	$1.000000	$1.232312	0

78

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Oppenheimer Main Street Fund/VA – Service Shares	2007	$1.542672	$1.585981	27,246.617
Subaccount Inception Date May 1, 2002	2006	$1.361705	$1.542672	39,353.930
	2005	$1.304470	$1.361705	45,406.572
	2004	$1.210744	$1.304470	68,375.399
	2003	$1.000000	$1.210744	0
Oppenheimer Strategic Bond Fund/VA – Service Shares	2007	$1.240501	$1.341463	368,940.145
Subaccount Inception Date May 1, 2002	2006	$1.171816	$1.240501	368,545.737
	2005	$1.158281	$1.171816	79,615.960
	2004	$1.082115	$1.158281	70,965.251
	2003	$1.000000	$1.082115	29,835.201
Putnam VT Growth and Income Fund – Class IB Shares	2007	$1.606067	$1.489605	2,227.024
Subaccount Inception Date May 1, 2002	2006	$1.403566	$1.606067	0
	2005	$1.351115	$1.403566	0
	2004	$1.231858	$1.351115	3,274.214
	2003	$1.000000	$1.231858	0
Putnam VT Research Fund – Class IB Shares	2007	$1.465023	$1.454202	0
Subaccount Inception Date May 1, 2002	2006	$1.333209	$1.465023	0
	2005	$1.286046	$1.333209	0
	2004	$1.211224	$1.286046	0
	2003	$1.000000	$1.211224	0

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.326374	$1.393535	4,027,156.074
Subaccount Inception Date May 1, 2002	2006	$1.227011	$1.326374	4,287,747.114
	2005	$1.181090	$1.227011	4,180,218.099
	2004	$1.090010	$1.181090	4,157,794.098
	2003	$0.897884	$1.090010	3,543,978.055
	2002	$1.000000	$0.897884	1,103,479.292
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.486851	$1.582269	770,830.259
Subaccount Inception Date May 1, 2002	2006	$1.302034	$1.486851	751,441.835
	2005	$1.174501	$1.302034	907,851.296
	2004	$1.041488	$1.174501	842,960.421
	2003	$0.806199	$1.041488	558,213.358
	2002	$1.000000	$0.806199	193,842.236
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.378257	$1.469438	8,412,808.009
Subaccount Inception Date May 1, 2002	2006	$1.251752	$1.378257	9,670,319.446
	2005	$1.179545	$1.251752	9,166,027.011
	2004	$1.072164	$1.179545	9,961,910.079
	2003	$0.869359	$1.072164	9,852,326.644
	2002	$1.000000	$0.869359	4,749,101.988
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.445324	$1.538888	6,152,992.326
Subaccount Inception Date May 1, 2002	2006	$1.285492	$1.445324	8,493,205.999
	2005	$1.184162	$1.285492	9,053,995.574
	2004	$1.055976	$1.184162	8,524,172.980
	2003	$0.840747	$1.055976	5,937,162.625
	2002	$1.000000	$0.840747	2,625,837.829
Transamerica International Moderate Growth VP – Initial Class(1)	2007	$1.034447	$1.110417	167,862.834
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.034447	0

79

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.846788	$1.938874	204,647.306
Subaccount Inception Date May 1, 2002	2006	$1.635589	$1.846788	200,565.824
	2005	$1.503014	$1.635589	211,666.886
	2004	$1.372537	$1.503014	224,298.899
	2003	$1.009908	$1.372537	135,327.796
	2002	$1.000000	$1.009908	56,784.172
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.716248	$1.692347	224,142.036
Subaccount Inception Date May 1, 2002	2006	$1.578150	$1.716248	268,716.391
	2005	$1.503016	$1.578150	304,734.014
	2004	$1.386422	$1.503016	249,326.578
	2003	$1.028381	$1.386422	194,301.492
	2002	$1.000000	$1.028381	78,054.703
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$1.861432	$1.722802	639,194.332
Subaccount Inception Date May 1, 2002	2006	$1.617754	$1.861432	692,362.956
	2005	$1.520681	$1.617754	541,684.938
	2004	$1.319348	$1.520681	495,180.479
	2003	$0.992595	$1.319348	408,556.924
	2002	$1.000000	$0.992595	168,571.619
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.627623	$2.421014	91,045.003
Subaccount Inception Date May 1, 2003	2006	$1.869901	$2.627623	206,780.006
	2005	$1.668408	$1.869901	128,814.512
	2004	$1.271494	$1.668408	129,269.607
	2003	$1.000000	$1.271494	6,283.049
Transamerica Federated Market Opportunity VP – Initial Class(1)	2007	$1.322235	$1.299602	1,113,616.015
Subaccount Inception Date May 1, 2002	2006	$1.302803	$1.322235	1,553,407.584
	2005	$1.256729	$1.302803	1,679,730.620
	2004	$1.165189	$1.256729	1,541,968.613
	2003	$0.930071	$1.165189	1,788,147.224
	2002	$1.000000	$0.930071	495,315.214
Transamerica JPMorgan Core Bond VP – Initial Class(1)	2007	$1.178924	$1.245141	1,474,074.821
Subaccount Inception Date May 1, 2002	2006	$1.148616	$1.178924	2,033,061.283
	2005	$1.136830	$1.148616	2,336,328.617
	2004	$1.101196	$1.136830	2,362,011.978
	2003	$1.069175	$1.101196	2,661,556.030
	2002	$1.000000	$1.069175	1,127,135.884
Transamerica JP Morgan Mid Cap Value VP – Initial Class(1)	2007	$1.471323	$1.494213	774,808.919
Subaccount Inception Date May 1, 2002	2006	$1.270531	$1.471323	896,884.643
	2005	$1.178482	$1.270531	980,192.657
	2004	$1.041381	$1.178482	904,491.062
	2003	$0.802319	$1.041381	946,887.010
	2002	$1.000000	$0.802319	225,703.873
Transamerica Jennison Growth VP – Initial Class(1)	2007	$1.169321	$1.287773	15,261.764
Subaccount Inception Date May 1, 2002	2006	$1.161116	$1.169321	71,721.529
	2005	$1.033136	$1.161116	119,865.652
	2004	$0.958583	$1.033136	22,523.674
	2003	$0.753692	$0.958583	22,619.960
	2002	$1.000000	$0.753692	22,823.460
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.661982	$1.658357	51,363.248
Subaccount Inception Date May 1, 2003	2006	$1.419316	$1.661982	29,220.856
	2005	$1.380709	$1.419316	42,839.596
	2004	$1.280930	$1.380709	21,714.978
	2003	$1.000000	$1.280930	4,540.426

80

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.375316	$1.383421	424,613.067
Subaccount Inception Date May 1, 2002	2006	$1.255070	$1.375316	448,919.781
	2005	$1.248081	$1.255070	366,200.138
	2004	$1.151272	$1.248081	290,923.198
	2003	$0.990029	$1.151272	279,641.982
	2002	$1.000000	$0.990029	122,996.627
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.171534	$1.260541	5,961,265.727
Subaccount Inception Date May 1, 2002	2006	$1.138214	$1.171534	6,927,962.875
	2005	$1.126172	$1.138214	6,891,653.352
	2004	$1.091227	$1.126172	5,753,779.922
	2003	$1.053222	$1.091227	4,751,438.211
	2002	$1.000000	$1.053222	2,244,169.047
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$1.429812	$1.458903	2,443,253.220
Subaccount Inception Date May 1, 2002	2006	$1.216883	$1.429812	2,903,542.219
	2005	$1.183424	$1.216883	3,008,966.125
	2004	$1.043655	$1.183424	2,791,848.425
	2003	$0.841386	$1.043655	2,753,001.645
	2002	$1.000000	$0.841386	1,214,252.827
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$1.257384	$1.361104	739,401.144
Subaccount Inception Date May 1, 2002	2006	$1.228977	$1.257384	829,237.411
	2005	$1.124932	$1.228977	952,342.697
	2004	$1.032048	$1.124932	861,373.146
	2003	$0.744247	$1.032048	833,349.181
	2002	$1.000000	$0.744247	183,356.771
Transamerica Third Avenue Value VP – Initial Class(1)	2007	$1.831017	$1.830009	570,436.134
Subaccount Inception Date May 1, 2002	2006	$1.597179	$1.831017	843,173.720
	2005	$1.361105	$1.597179	924,942.117
	2004	$1.104252	$1.361105	770,942.769
	2003	$0.814543	$1.104252	698,539.627
	2002	$1.000000	$0.814543	296,109.413
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.454770	$1.704447	388,723.682
Subaccount Inception Date May 1, 2003	2006	$1.328160	$1.454770	454,077.899
	2005	$1.294455	$1.328160	261,053.430
	2004	$1.158057	$1.294455	201,461.521
	2003	$1.000000	$1.158057	2,750.716
Transamerica Equity VP – Initial Class(1)	2007	$1.544776	$1.774053	1,491,113.161
Subaccount Inception Date May 1, 2002	2006	$1.438672	$1.544776	2,198,141.791
	2005	$1.249906	$1.438672	1,850,531.038
	2004	$1.092828	$1.249906	1,794,867.375
	2003	$0.843205	$1.092828	1,341,170.699
	2002	$1.000000	$0.843205	485,684.304
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.724956	$2.096817	87,003.649
Subaccount Inception Date May 1, 2003	2006	$1.256677	$1.724956	49,169.533
	2005	$1.000000	$1.256677	3,130.956
	2004	$1.256677	$1.447490	49,092.460
	2003	$1.000000	$1.256677	3,130.956
Transamerica Money Market VP – Initial Class(1)	2007	$1.044648	$1.083559	1,950,707.398
Subaccount Inception Date May 1, 2002	2006	$1.009899	$1.044648	1,759,180.130
	2005	$0.993835	$1.009899	763,143.558
	2004	$0.996282	$0.993835	546,333.193
	2003	$1.000801	$0.996282	1,021,187.456
	2002	$1.000000	$1.000801	1,070,508.595

81

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP – Initial Class(1)	2007	$1.770240	$2.180801	100,397.328
Subaccount Inception Date May 1, 2002	2006	$1.518220	$1.770240	120,171.287
	2005	$1.353575	$1.518220	142,316.278
	2004	$1.177981	$1.353575	138,597.462
	2003	$0.625003	$1.177981	186,851.866
	2002	$1.000000	$0.625003	171,558.033
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$1.118478	$1.353501	310,500.417
Subaccount Inception Date May 1, 2002	2006	$1.030353	$1.118478	318,825.607
	2005	$0.969975	$1.030353	349,067.422
	2004	$0.916654	$0.969975	335,435.754
	2003	$0.724201	$0.916654	314,896.067
	2002	$1.000000	$0.724201	169,054.922
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.053261	$1.100331	0
Subaccount Inception Date November 3, 2003	2006	$1.034732	$1.053261	0
	2005	$1.027279	$1.034732	0
	2004	$1.010822	$1.027279	0
	2003	$1.000000	$1.010822	0
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.195666	$1.319374	140,718.850
Subaccount Inception Date May 1, 2002	2006	$1.141419	$1.195666	144,318.140
	2005	$1.064339	$1.141419	151,040.707
	2004	$1.013497	$1.064339	152,495.366
	2003	$0.794340	$1.013497	205,271.489
	2002	$1.000000	$0.794340	141,116.862
AIM V.I. Core Equity Fund – Series II Shares	2007	$1.329324	$1.416264	155,160.533
Subaccount Inception Date May 1, 2002	2006	$1.156101	$1.329324	174,766.575
	2005	$1.113967	$1.156101	105,784.506
	2004	$1.037909	$1.113967	107,299.975
	2003	$0.846435	$1.037909	109,907.450
	2002	$1.000000	$0.846435	67,951.518
AllianceBernstein Global Technology Portfolio – Class B	2007	$1.095703	$1.297380	54,873.485
Subaccount Inception Date May 1, 2002	2006	$1.023574	$1.095703	60,017.355
	2005	$0.999860	$1.023574	55,888.560
	2004	$0.963378	$0.999860	57,560.232
	2003	$0.678358	$0.963378	12,845.931
	2002	$1.000000	$0.678358	15,455.875
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.137337	$1.276145	187,629.687
Subaccount Inception Date May 1, 2002	2006	$1.158945	$1.137337	153,050.418
	2005	$1.021732	$1.158945	128,325.982
	2004	$0.954858	$1.021732	106,769.050
	2003	$0.783674	$0.954858	112,597.624
	2002	$1.000000	$0.783674	38,537.531
Columbia Asset Allocation Fund, Variable Series – Class A Shares	2007	$1.049951	$1.132039	0
Subaccount Inception Date May 1, 2003	2006	$1.255506	$1.049951	0
	2005	$1.216864	$1.255506	0
	2004	$1.138638	$1.216864	0
	2003	$1.000000	$1.138638	0
Columbia Large Cap Value Fund, Variable Series – Class A Shares	2007	$1.074097	$1.089790	817,309.240
Subaccount Inception Date May 1, 2003	2006	$1.515479	$1.074097	867,350.684
	2005	$1.403415	$1.515479	509,516.140
	2004	$1.255571	$1.403415	500,615.121
	2003	$1.000000	$1.255571	20,453.000

82

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Columbia Small Company Growth Fund, Variable Series – Class A Shares	2007	$0.945101	$1.058982	46,230.324
Subaccount Inception Date May 1, 2003	2006	$1.521970	$0.945101	45,934.736
	2005	$1.452137	$1.521970	27,125.939
	2004	$1.334783	$1.452137	28,656.461
	2003	$1.000000	$1.334783	0
Columbia Marsico Focused Equities Fund, Variable Series – Class A Shares	2007	$1.334145	$1.496422	1,880,440.631
Subaccount Inception Date May 1, 2002	2006	$1.247589	$1.334145	2,181,741.701
	2005	$1.145094	$1.247589	2,004,906.496
	2004	$1.041298	$1.145094	1,832,717.653
	2003	$0.792113	$1.041298	1,907,048.311
	2002	$1.000000	$0.792113	922,276.811
Columbia Marsico Growth Fund, Variable Series – Class A Shares	2007	$1.260494	$1.462417	2,057,494.616
Subaccount Inception Date May 1, 2002	2006	$1.202918	$1.260494	2,329,369.893
	2005	$1.133487	$1.202918	2,567,238.948
	2004	$1.015340	$1.133487	2,466,037.920
	2003	$0.787229	$1.015340	1,697,622.630
	2002	$1.000000	$0.787229	380,751.411
Columbia Marsico 21st Century Fund, Variable Series – Class A Shares	2007	$1.947582	$2.294365	427,257.235
Subaccount Inception Date May 1, 2002	2006	$1.646732	$1.947582	428,044.493
	2005	$1.545413	$1.646732	406,794.117
	2004	$1.278900	$1.545413	289,424.600
	2003	$0.869842	$1.278900	163,037.443
	2002	$1.000000	$0.869842	75,068.781
Columbia High Yield Fund, Variable Series – Class A Shares	2007	$1.519632	$1.528456	968,180.962
Subaccount Inception Date May 1, 2002	2006	$1.383016	$1.519632	1,133,995.492
	2005	$1.370680	$1.383016	1,298,780.191
	2004	$1.245783	$1.370680	1,294,148.775
	2003	$0.961367	$1.245783	953,337.084
	2002	$1.000000	$0.961367	354,253.695
Columbia Mid Cap Growth Fund, Variable Series – Class A Shares	2007	$1.260019	$1.491718	683,814.633
Subaccount Inception Date May 1, 2002	2006	$1.083994	$1.260019	824,600.057
	2005	$1.043355	$1.083994	953,670.323
	2004	$0.926003	$1.043355	850,749.970
	2003	$0.735528	$0.926003	708,005.161
	2002	$1.000000	$0.735528	258,913.356
Columbia Marsico International Opportunities Fund, Variable Series – Class B Shares	2007	$1.966381	$2.324075	1,538,847.687
Subaccount Inception Date May 1, 2002	2006	$1.615709	$1.966381	1,861,326.067
	2005	$1.368622	$1.615709	1,593,026.443
	2004	$1.188546	$1.368622	1,394,790.929
	2003	$0.858041	$1.188546	1,003,667.844
	2002	$1.000000	$0.858041	327,534.667
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.428173	$1.428392	1,914,778.539
Subaccount Inception Date May 1, 2002	2006	$1.205688	$1.428173	2,308,584.000
	2005	$1.156309	$1.205688	2,231,626.934
	2004	$1.052566	$1.156309	2,147,830.451
	2003	$0.819596	$1.052566	1,645,743.584
	2002	$1.000000	$0.819596	808,769.301
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.089661	$1.363033	547,937.786
Subaccount Inception Date May 1, 2002	2006	$1.035209	$1.089661	550,097.766
	2005	$0.993447	$1.035209	541,359.655
	2004	$0.975443	$0.993447	572,803.515
	2003	$0.745145	$0.975443	834,679.208
	2002	$1.000000	$0.745145	489,150.551

83

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2007	$1.230137	$1.493154	225,486.435
Subaccount Inception Date May 1, 2002	2006	$1.184835	$1.230137	231,339.020
	2005	$1.103821	$1.184835	238,802.644
	2004	$1.045607	$1.103821	253,738.480
	2003	$0.818108	$1.045607	58,182.817
	2002	$1.000000	$0.818108	21,293.057
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$1.867481	$2.127184	824,425.404
Subaccount Inception Date May 1, 2002	2006	$1.682130	$1.867481	1,027,740.005
	2005	$1.443112	$1.682130	1,168,785.518
	2004	$1.172171	$1.443112	1,012,984.149
	2003	$0.858439	$1.172171	841,741.582
	2002	$1.000000	$0.858439	355,911.703
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.929532	$2.009262	177,366.085
Subaccount Inception Date May 1, 2003	2006	$1.684006	$1.929532	168,842.997
	2005	$1.664594	$1.684006	196,507.585
	2004	$1.480557	$1.664594	205,512.384
	2003	$1.000000	$1.480557	7,763.790
Fidelity – VIP Index 500 Portfolio – Service Class 2	2007	$1.557401	$1.617769	79,119.300
Subaccount Inception Date May 1, 2003	2006	$1.365949	$1.557401	56,211.240
	2005	$1.322719	$1.365949	61,324.779
	2004	$1.213748	$1.322719	35,802.185
	2003	$1.000000	$1.213748	43,733.247
Franklin Small-Midcap Growth Securities Fund – Class 2	2007	$1.263766	$1.388373	715,921.532
Subaccount Inception Date May 1, 2002	2006	$1.177191	$1.263766	920,067.217
	2005	$1.137423	$1.177191	994,593.857
	2004	$1.033127	$1.137423	1,013,872.275
	2003	$0.762157	$1.033127	830,643.143
	2002	$1.000000	$0.762157	325,230.890
Franklin Small Cap Value Securities Fund – Class 2	2007	$2.006509	$1.934438	179,225.240
Subaccount Inception Date May 1, 2003	2006	$1.736627	$2.006509	180,476.514
	2005	$1.616557	$1.736627	188,793.387
	2004	$1.322719	$1.616557	174,582.309
	2003	$1.000000	$1.322719	3,994.951
Mutual Shares Securities Fund – Class 2	2007	$1.484480	$1.517063	1,532,607.057
Subaccount Inception Date May 1, 2002	2006	$1.269617	$1.484480	1,879,143.726
	2005	$1.162725	$1.269617	1,821,368.886
	2004	$1.045257	$1.162725	1,679,646.061
	2003	$0.845656	$1.045257	1,640,408.483
	2002	$1.000000	$0.845656	860,117.600
Templeton Foreign Securities Fund – Class 2	2007	$1.567319	$1.787121	1,097,785.797
Subaccount Inception Date May 1, 2002	2006	$1.306643	$1.567319	1,318,031.143
	2005	$1.200811	$1.306643	1,297,327.731
	2004	$1.025794	$1.200811	1,091,723.664
	2003	$0.785555	$1.025794	950,591.166
	2002	$1.000000	$0.785555	436,871.594
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.196779	$1.292589	413,666.182
Subaccount Inception Date May 1, 2002	2006	$1.027408	$1.196779	449,420.988
	2005	$0.985358	$1.027408	464,760.953
	2004	$0.954487	$0.985358	490,201.396
	2003	$0.781376	$0.954487	652,377.577
	2002	$1.000000	$0.781376	372,981.447

84

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS Growth Series – Service Class(2)	2007	$1.221454	$1.458085	62,017.892
Subaccount Inception Date May 1, 2002	2006	$1.149215	$1.221454	73,431.347
	2005	$1.068207	$1.149215	185,240.694
	2004	$0.959553	$1.068207	138,398.570
	2003	$0.747723	$0.959553	89,587.638
	2002	$1.000000	$0.747723	41,664.987
MFS Research Series – Service Class	2007	$1.274365	$1.421269	39,230.921
Subaccount Inception Date May 1, 2002	2006	$1.170840	$1.274365	67,728.621
	2005	$1.102007	$1.170840	60,145.068
	2004	$0.965529	$1.102007	62,521.693
	2003	$0.786052	$0.965529	83,434.231
	2002	$1.000000	$0.786052	18,558.056
MFS Total Return Series – Service Class	2007	$1.289840	$1.323958	1,655,612.408
Subaccount Inception Date May 1, 2002	2006	$1.169929	$1.289840	1,950,389.611
	2005	$1.154522	$1.169929	2,033,766.116
	2004	$1.052890	$1.154522	1,823,280.810
	2003	$0.918965	$1.052890	1,878,045.235
	2002	$1.000000	$0.918965	1,055,346.205
MFS Utilities Series – Service Class	2007	$2.142628	$2.699162	192,563.778
Subaccount Inception Date May 1, 2002	2006	$1.656470	$2.142628	336,782.379
	2005	$1.438704	$1.656470	268,060.657
	2004	$1.121894	$1.438704	246,091.043
	2003	$0.837851	$1.121894	241,028.663
	2002	$1.000000	$0.837851	162,172.113
Oppenheimer Capital Appreciation Fund/VA – Service Shares	2007	$1.176853	$1.323323	532,261.584
Subaccount Inception Date May 1, 2002	2006	$1.106529	$1.176853	675,269.086
	2005	$1.068377	$1.106529	781,791.122
	2004	$1.014649	$1.068377	704,039.600
	2003	$0.786081	$1.014649	656,431.654
	2002	$1.000000	$0.786081	279,218.303
Oppenheimer Main Street Fund/VA – Service Shares	2007	$1.284076	$1.320782	732,256.361
Subaccount Inception Date May 1, 2002	2006	$1.132887	$1.284076	809,716.163
	2005	$1.084730	$1.132887	730,784.128
	2004	$1.006292	$1.084730	686,983.031
	2003	$0.805830	$1.006292	726,796.567
	2002	$1.000000	$0.805830	297,318.115
Oppenheimer Strategic Bond Fund/VA – Service Shares	2007	$1.367224	$1.479238	1,212,041.120
Subaccount Inception Date May 1, 2002	2006	$1.290883	$1.367224	1,273,315.812
	2005	$1.275363	$1.290883	1,034,753.922
	2004	$1.190909	$1.275363	1,075,205.539
	2003	$1.029190	$1.190909	967,542.009
	2002	$1.000000	$1.029190	747,587.082
Putnam VT Growth and Income Fund – Class IB Shares	2007	$1.340086	$1.243529	380,539.580
Subaccount Inception Date May 1, 2002	2006	$1.170544	$1.340086	416,648.056
	2005	$1.126252	$1.170544	442,154.053
	2004	$1.026333	$1.126252	439,994.417
	2003	$0.815781	$1.026333	378,295.983
	2002	$1.000000	$0.815781	132,687.693

85

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Putnam VT Research Fund – Class IB Shares	2007	$1.220401	$1.211993	85,609.786
Subaccount Inception Date May 1, 2002	2006	$1.110050	$1.220401	68,859.616
	2005	$1.070249	$1.110050	67,097.995
	2004	$1.007484	$1.070249	65,220.994
	2003	$0.813934	$1.007484	63,271.381
	2002	$1.000000	$0.813934	35,576.732

		1.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.423607	$1.498674	561,324.813
Subaccount Inception Date May 1, 2002	2006	$1.314371	$1.423607	566,363.557
	2005	$1.262700	$1.314371	83,333.843
	2004	$1.163017	$1.262700	58,080.551
	2003	$1.000000	$1.163017	0.000
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.799287	$1.918579	1,632,869.103
Subaccount Inception Date May 1, 2002	2006	$1.572519	$1.799287	1,292,432.582
	2005	$1.415705	$1.572519	1,302,770.204
	2004	$1.252891	$1.415705	354,316.401
	2003	$1.000000	$1.252891	42,254.825
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.532156	$1.636770	2,654,991.654
Subaccount Inception Date May 1, 2002	2006	$1.388789	$1.532156	2,307,011.795
	2005	$1.306106	$1.388789	1,414,044.536
	2004	$1.184848	$1.306106	509,885.643
	2003	$1.000000	$1.184848	0.000
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.666350	$1.777749	4,801,636.912
Subaccount Inception Date May 1, 2002	2006	$1.479172	$1.666350	4,852,691.672
	2005	$1.359889	$1.479172	4,355,234.553
	2004	$1.210278	$1.359889	2,130,106.874
	2003	$1.000000	$1.210278	64,925.357
Transamerica International Moderate Growth VP – Initial Class(1)	2007	$1.035799	$1.114083	0.000
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.035799	0.000
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.782391	$1.874994	6,872.529
Subaccount Inception Date May 1, 2002	2006	$1.575459	$1.782391	0.000
	2005	$1.444900	$1.575459	0.000
	2004	$1.316852	$1.444900	0.000
	2003	$1.000000	$1.316852	0.000
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.563152	$1.544450	1,846.407
Subaccount Inception Date May 1, 2002	2006	$1.434544	$1.563152	1,859.476
	2005	$1.363559	$1.434544	1,873.810
	2004	$1.255296	$1.363559	480.605
	2003	$1.000000	$1.255296	0.000
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$1.829963	$1.697050	19,745.048
Subaccount Inception Date May 1, 2002	2006	$1.587267	$1.829963	37,532.856
	2005	$1.489089	$1.587267	45,431.945
	2004	$1.289382	$1.489089	0.000
	2003	$1.000000	$1.289382	0.000
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.646746	$2.443473	55,632.983
Subaccount Inception Date May 1, 2003	2006	$1.879803	$2.646746	3,740.012
	2005	$1.673947	$1.879803	3,754.948
	2004	$1.273178	$1.673947	0.000
	2003	$1.000000	$1.273178	0.000

86

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Federated Market Opportunity VP – Initial Class(1)	2007	$1.364685	$1.343994	208,639.669
Subaccount Inception Date May 1, 2002	2006	$1.341979	$1.364685	232,616.459
	2005	$1.291967	$1.341979	223,018.013
	2004	$1.195475	$1.291967	204,325.966
	2003	$1.000000	$1.195475	15,832.518
Transamerica JPMorgan Core Bond VP – Initial Class(1)	2007	$1.090315	$1.153832	76,604.318
Subaccount Inception Date May 1, 2002	2006	$1.060188	$1.090315	103,861.997
	2005	$1.047242	$1.060188	77,664.975
	2004	$1.012419	$1.047242	71,824.920
	2003	$1.000000	$1.012419	0.000
Transamerica JP Morgan Mid Cap Value VP – Initial Class(1)	2007	$1.792920	$1.824432	2,434.058
Subaccount Inception Date May 1, 2002	2006	$1.545193	$1.792920	2,451.043
	2005	$1.430424	$1.545193	2,469.908
	2004	$1.261506	$1.430424	1,208.328
	2003	$1.000000	$1.261506	0.000
Transamerica Jennison Growth VP – Initial Class(1)	2007	$1.483292	$1.636802	0.000
Subaccount Inception Date May 1, 2002	2006	$1.469976	$1.483292	0.000
	2005	$1.305388	$1.469976	0.000
	2004	$1.208791	$1.305388	0.000
	2003	$1.000000	$1.208791	0.000
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.674057	$1.673730	0.000
Subaccount Inception Date May 1, 2003	2006	$1.426818	$1.674057	0.000
	2005	$1.385273	$1.426818	0.000
	2004	$1.282619	$1.385273	0.000
	2003	$1.000000	$1.282619	0.000
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.307317	$1.317649	1,476.208
Subaccount Inception Date May 1, 2002	2006	$1.190668	$1.307317	1,364.651
	2005	$1.181706	$1.190668	1,337.246
	2004	$1.087889	$1.181706	1,287.444
	2003	$1.000000	$1.087889	0.000
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.096150	$1.181768	1,447,653.319
Subaccount Inception Date May 1, 2002	2006	$1.062869	$1.096150	1,675,367.638
	2005	$1.049547	$1.062869	1,510,625.400
	2004	$1.014973	$1.049547	999,496.366
	2003	$1.000000	$1.014973	119,276.904
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$1.684587	$1.722289	39,990.249
Subaccount Inception Date May 1, 2002	2006	$1.430905	$1.684587	41,380.520
	2005	$1.222376	$1.430905	42,903.923
	2004	$1.222376	$1.388831	0.000
	2003	$1.000000	$1.222376	0.000
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$1.640844	$1.779737	32,455.815
Subaccount Inception Date May 1, 2002	2006	$1.600612	$1.640844	24,852.725
	2005	$1.462231	$1.600612	24,726.538
	2004	$1.338836	$1.462231	21,018.466
	2003	$1.000000	$1.338836	3,882.684
Transamerica Third Avenue Value VP – Initial Class(1)	2007	$2.249975	$2.253220	4,709.586
Subaccount Inception Date May 1, 2002	2006	$1.958781	$2.249975	4,735.638
	2005	$1.665978	$1.958781	4,764.584
	2004	$1.348910	$1.665978	4,026.472
	2003	$1.000000	$1.348910	0.000

87

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.465342	$1.720252	54,434.542
Subaccount Inception Date May 1, 2003	2006	$1.335176	$1.465342	46,827.982
	2005	$1.298726	$1.335176	47,296.791
	2004	$1.159584	$1.298726	48,371.863
	2003	$1.000000	$1.159584	0.000
Transamerica Equity VP – Initial Class(1)	2007	$1.730772	$1.991599	227,028.106
Subaccount Inception Date May 1, 2002	2006	$1.608708	$1.730772	287,631.565
	2005	$1.394892	$1.608708	270,029.676
	2004	$1.217177	$1.394892	257,408.992
	2003	$1.000000	$1.217177	6,852.733
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.737495	$2.116269	58,360.791
Subaccount Inception Date May 1, 2003	2006	$1.670462	$1.737495	78,487.565
	2005	$1.452263	$1.670462	80,294.751
	2004	$1.258328	$1.452263	70,370.430
	2003	$1.000000	$1.258328	1,855.447
Transamerica Money Market VP – Initial Class(1)	2007	$1.052565	$1.093953	110,845.082
Subaccount Inception Date May 1, 2002	2006	$1.015545	$1.052565	144,500.435
	2005	$0.997425	$1.015545	54,996.870
	2004	$0.997885	$0.997425	313.614
	2003	$1.000000	$0.997885	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$1.467254	$1.779095	33,642.909
Subaccount Inception Date May 1, 2002	2006	$1.349000	$1.467254	27,913.221
	2005	$1.267448	$1.349000	27,412.648
	2004	$1.195403	$1.267448	25,187.007
	2003	$1.000000	$1.195403	20,694.942
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.059860	$1.109418	115,459.052
Subaccount Inception Date November 3, 2003	2006	$1.039171	$1.059860	0.000
	2005	$1.029654	$1.039171	0.000
	2004	$1.011143	$1.029654	0.000
	2003	$1.000000	$1.011143	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.458310	$1.612398	29,286.110
Subaccount Inception Date May 1, 2002	2006	$1.389411	$1.458310	29,271.851
	2005	$1.293040	$1.389411	29,659.281
	2004	$1.228838	$1.293040	27,264.077
	2003	$1.000000	$1.228838	0.000
AIM V.I. Core Equity Fund – Series II Shares	2007	$1.560790	$1.666156	0.000
Subaccount Inception Date May 1, 2002	2006	$1.354733	$1.560790	0.000
	2005	$1.302796	$1.354733	0.000
	2004	$1.211443	$1.302796	0.000
	2003	$1.000000	$1.211443	0.000
AllianceBernstein Global Technology Portfolio – Class B	2007	$1.512436	$1.794383	3,712.181
Subaccount Inception Date May 1, 2002	2006	$1.410086	$1.512436	3,729.614
	2005	$1.374702	$1.410086	3,750.679
	2004	$1.321932	$1.374702	0.000
	2003	$1.000000	$1.321932	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.381595	$1.553294	0.000
Subaccount Inception Date May 1, 2002	2006	$1.405074	$1.381595	0.000
	2005	$1.236280	$1.405074	0.000
	2004	$1.153068	$1.236280	0.000
	2003	$1.000000	$1.153068	0.000

88

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Columbia Asset Allocation Fund, Variable Series – Class A Shares	2007	$1.051350	$1.135808	0.000
Subaccount Inception Date May 1, 2003	2006	$1.262167	$1.051350	0.000
	2005	$1.220899	$1.262167	0.000
	2004	$1.140145	$1.220899	0.000
	2003	$1.000000	$1.140145	0.000
Columbia Large Cap Value Fund, Variable Series – Class A Shares	2007	$1.075529	$1.093409	365,671.433
Subaccount Inception Date May 1, 2003	2006	$1.523481	$1.075529	447,632.126
	2005	$1.408050	$1.523481	264,589.742
	2004	$1.257217	$1.408050	289,266.598
	2003	$1.000000	$1.257217	10,433.598
Columbia Small Company Growth Fund, Variable Series – Class A Shares	2007	$0.946348	$1.062500	15,395.682
Subaccount Inception Date May 1, 2003	2006	$1.530012	$0.946348	3,110.895
	2005	$1.456940	$1.530012	1,740.749
	2004	$1.336543	$1.456940	146.047
	2003	$1.000000	$1.336543	0.000
Columbia Marsico Focused Equities Fund, Variable Series – Class A Shares	2007	$1.604899	$1.803707	84,166.247
Subaccount Inception Date May 1, 2002	2006	$1.497826	$1.604899	123,273.353
	2005	$1.372064	$1.497826	122,525.702
	2004	$1.245224	$1.372064	128,948.226
	2003	$1.000000	$1.245224	85,786.603
Columbia Marsico Growth Fund, Variable Series – Class A Shares	2007	$1.548092	$1.799653	381,369.958
Subaccount Inception Date May 1, 2002	2006	$1.474462	$1.548092	496,382.768
	2005	$1.386623	$1.474462	480,477.227
	2004	$1.239642	$1.386623	465,200.087
	2003	$1.000000	$1.239642	15,264.707
Columbia Marsico 21st Century Fund, Variable Series – Class A Shares	2007	$2.078919	$2.453955	133,505.413
Subaccount Inception Date May 1, 2002	2006	$1.754320	$2.078919	40,269.484
	2005	$1.643132	$1.754320	42,799.019
	2004	$1.357071	$1.643132	0.000
	2003	$1.000000	$1.357071	0.000
Columbia High Yield Fund, Variable Series – Class A Shares	2007	$1.417507	$1.428581	156,071.451
Subaccount Inception Date May 1, 2002	2006	$1.287543	$1.417507	177,888.109
	2005	$1.273584	$1.287543	171,491.989
	2004	$1.155254	$1.273584	97,627.463
	2003	$1.000000	$1.155254	11,906.478
Columbia Mid Cap Growth Fund, Variable Series – Class A Shares	2007	$1.687255	$2.001483	177,512.720
Subaccount Inception Date May 1, 2002	2006	$1.448675	$1.687255	79,204.471
	2005	$1.391611	$1.448675	80,016.583
	2004	$1.232646	$1.391611	79,722.407
	2003	$1.000000	$1.232646	2,860.010
Columbia Marsico International Opportunities Fund, Variable Series – Class B Shares	2007	$2.234720	$2.646480	233,804.694
Subaccount Inception Date May 1, 2002	2006	$1.832564	$2.234720	306,026.328
	2005	$1.549264	$1.832564	335,539.061
	2004	$1.342748	$1.549264	320,550.051
	2003	$1.000000	$1.342748	27,151.759
Fidelity - VIP Equity-Income Portfolio – Service Class 2	2007	$1.722225	$1.725910	345,264.698
Subaccount Inception Date May 1, 2002	2006	$1.451071	$1.722225	468,549.044
	2005	$1.388892	$1.451071	484,837.199
	2004	$1.261787	$1.388892	473,023.071
	2003	$1.000000	$1.261787	55,873.147

89

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.403275	$1.758821	34,508.303
Subaccount Inception Date May 1, 2002	2006	$1.330522	$1.403275	29,925.430
	2005	$1.274326	$1.330522	29,697.536
	2004	$1.248742	$1.274326	29,454.155
	2003	$1.000000	$1.248742	0.000
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2007	$1.436001	$1.746499	0.000
Subaccount Inception Date May 1, 2002	2006	$1.380383	$1.436001	0.000
	2005	$1.283475	$1.380383	0.000
	2004	$1.213378	$1.283475	0.000
	2003	$1.000000	$1.213378	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$2.238784	$2.555198	23,030.123
Subaccount Inception Date May 1, 2002	2006	$2.012599	$2.238784	27,963.293
	2005	$1.723217	$2.012599	31,419.472
	2004	$1.396917	$1.723217	20,880.133
	2003	$1.000000	$1.396917	7,702.552
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.943548	$2.027889	15,151.840
Subaccount Inception Date May 1, 2003	2006	$1.692899	$1.943548	8,713.042
	2005	$1.670093	$1.692899	8,693.089
	2004	$1.482511	$1.670093	514.614
	2003	$1.000000	$1.482511	0.000
Fidelity – VIP Index 500 Portfolio – Service Class 2	2007	$1.568731	$1.632775	32,762.523
Subaccount Inception Date May 1, 2003	2006	$1.373172	$1.568731	25,797.467
	2005	$1.327091	$1.373172	26,899.875
	2004	$1.215350	$1.327091	0.000
	2003	$1.000000	$1.215350	0.000
Franklin Small-Midcap Growth Securities Fund – Class 2	2007	$1.624634	$1.788383	67,024.393
Subaccount Inception Date May 1, 2002	2006	$1.510352	$1.624634	85,360.804
	2005	$1.456455	$1.510352	84,921.605
	2004	$1.320291	$1.456455	84,001.615
	2003	$1.000000	$1.320291	1,794.170
Franklin Small Cap Value Securities Fund – Class 2	2007	$2.021106	$1.952391	121,505.477
Subaccount Inception Date May 1, 2003	2006	$1.745809	$2.021106	139,546.048
	2005	$1.621900	$1.745809	144,396.421
	2004	$1.324461	$1.621900	90,802.358
	2003	$1.000000	$1.324461	8,854.644
Mutual Shares Securities Fund – Class 2	2007	$1.716924	$1.758105	24,835.969
Subaccount Inception Date May 1, 2002	2006	$1.465530	$1.716924	25,120.403
	2005	$1.339491	$1.465530	25,786.638
	2004	$1.201784	$1.339491	11,345.884
	2003	$1.000000	$1.201784	0.000
Templeton Foreign Securities Fund – Class 2	2007	$2.022223	$2.310408	74,376.988
Subaccount Inception Date May 1, 2002	2006	$1.682567	$2.022223	71,553.375
	2005	$1.543259	$1.682567	74,395.506
	2004	$1.315726	$1.543259	50,305.835
	2003	$1.000000	$1.315726	16,290.730
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.568594	$1.697548	0.000
Subaccount Inception Date May 1, 2002	2006	$1.343958	$1.568594	0.000
	2005	$1.286406	$1.343958	0.000
	2004	$1.243644	$1.286406	0.000
	2003	$1.000000	$1.243644	0.000

90

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS Growth Series – Service Class(2)	2007	$1.534507	$1.835455	7,156.479
Subaccount Inception Date May 1, 2002	2006	$1.440913	$1.534507	0.000
	2005	$1.336716	$1.440913	0.000
	2004	$1.198360	$1.336716	0.000
	2003	$1.000000	$1.198360	0.000
MFS Research Series – Service Class	2007	$1.575561	$1.760681	4,707.295
Subaccount Inception Date May 1, 2002	2006	$1.444710	$1.575561	4,986.360
	2005	$1.357092	$1.444710	4,734.959
	2004	$1.186658	$1.357092	5,148.854
	2003	$1.000000	$1.186658	0.000
MFS Total Return Series – Service Class	2007	$1.389599	$1.429190	116,531.388
Subaccount Inception Date May 1, 2002	2006	$1.257935	$1.389599	107,615.497
	2005	$1.238924	$1.257935	106,875.289
	2004	$1.127622	$1.238924	87,594.135
	2003	$1.000000	$1.127622	42,019.475
MFS Utilities Series – Service Class	2007	$2.367268	$2.988082	54,803.670
Subaccount Inception Date May 1, 2002	2006	$1.826537	$2.367268	0.000
	2005	$1.583289	$1.826537	0.000
	2004	$1.232198	$1.583289	0.000
	2003	$1.000000	$1.232198	0.000
Oppenheimer Capital Appreciation Fund/VA – Service Shares	2007	$1.440201	$1.622664	5,975.171
Subaccount Inception Date May 1, 2002	2006	$1.351463	$1.440201	6,824.943
	2005	$1.302294	$1.351463	7,260.859
	2004	$1.234347	$1.302294	6,984.211
	2003	$1.000000	$1.234347	0.000
Oppenheimer Main Street Fund/VA – Service Shares	2007	$1.556679	$1.604365	0.000
Subaccount Inception Date May 1, 2002	2006	$1.370697	$1.556679	0.000
	2005	$1.309854	$1.370697	0.000
	2004	$1.212739	$1.309854	0.000
	2003	$1.000000	$1.212739	0.000
Oppenheimer Strategic Bond Fund/VA – Service Shares	2007	$1.251778	$1.357025	51,352.825
Subaccount Inception Date May 1, 2002	2006	$1.179555	$1.251778	41,449.039
	2005	$1.163075	$1.179555	42,007.653
	2004	$1.083900	$1.163075	818.965
	2003	$1.000000	$1.083900	0.000
Putnam VT Growth and Income Fund – Class IB Shares	2007	$1.620683	$1.506903	0.000
Subaccount Inception Date May 1, 2002	2006	$1.233890	$1.620683	0.000
	2005	$1.000000	$1.233890	0.000
	2004	$1.233890	$1.356716	0.000
	2003	$1.000000	$1.233890	0.000
Putnam VT Research Fund – Class IB Shares	2007	$1.478356	$1.471087	0.000
Subaccount Inception Date May 1, 2002	2006	$1.342022	$1.478356	0.000
	2005	$1.291355	$1.342022	0.000
	2004	$1.213222	$1.291355	0.000
	2003	$1.000000	$1.213222	0.000

(1)	Transamerica Series Trust — All underlying subaccounts under Transamerica Series Trust have added to and/or revised the subaccount name to include Transamerica at the beginning of the subaccount name and VP to the end of the subaccount name.

(2)	Formerly known as MFS Emerging Growth Series.

91

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2007, 2006 and 2005

Transamerica Life Insurance Company

Financial Statements and Schedules– Statutory Basis

Years Ended December 31, 2007, 2006 and 2005

• Ernst & Young LLP Suite 3000 801 Grand Avenue Des Moines, IA 50309-2764	• Phone: (515) 243-2727 www.ey.com

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2007. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2007 and 2006, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2007.

A member firm of Ernst & Young Global Limited

1

• Ernst & Young LLP

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 3 to the financial statements, in 2006 Transamerica Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties and in 2005 the Company changed its method of accounting for certain subsidiaries and affiliates.

[GRAPHIC]

March 28, 2008

A member firm of Ernst & Young Global Limited

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2007	2006
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$1,182,364	$1,552,965
Bonds:
Affiliated entities	512,234	501,180
Unaffiliated	27,987,619	32,103,292
Preferred stocks:
Affiliated entities	1,627	1,085
Unaffiliated	1,328,054	1,689,094
Common stocks:
Affiliated entities (cost: 2007 - $85,125; 2006 - $84,843)	84,902	82,202
Unaffiliated (cost: 2007 - $169,868; 2006 - $366,148)	175,403	393,176
Mortgage loans on real estate	6,038,594	5,760,667
Real estate (net of encumbrances):
Home office properties	6,160	6,237
Properties held for production of income	2,463	2,466
Properties held for sale	20,268	21,508
Policy loans	92,978	130,144
Receivable for securities	55,363	6,651
Other invested assets	2,152,611	1,543,092

Total cash and invested assets	39,640,640	43,793,759
Premiums deferred and uncollected	20,822	20,444
Due and accrued investment income	767,993	853,244
Reinsurance balances recoverable	5,078	2,914
Net deferred income tax asset	139,589	108,342
Receivable from parent, subsidiaries, and affiliates	69,694	165,881
Other admitted assets	105,384	109,938
Separate account assets	32,759,905	28,875,013

Total admitted assets	$73,509,105	$73,929,535

3

	December 31
	2007	2006
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$3,887,337	$4,040,838
Annuity	19,297,739	23,038,230
Accident and health	896,258	812,961
Policy and contract claim reserves:
Life	33,849	35,143
Accident and health	43,078	39,502
Liabilities for deposit-type contracts	5,962,783	7,085,285
Other policyholders’ funds	2,542	2,646
Remittances and items not allocated	135,840	167,889
Borrowed money	—	493,336
Asset valuation reserve	816,295	803,012
Interest maintenance reserve	176,160	159,356
Case level liabilities	20,561	18,865
Other liabilities	439,903	503,931
Reinsurance in unauthorized companies	15,612	—
Funds held under coinsurance and other reinsurance treaties	7,008,745	5,950,970
Transfers from separate accounts due or accrued (including $(469,120) and $(477,683) accrued for expense allowances recognized in reserves, net of reinsured allowances)	(472,791)	(482,082)
Federal and foreign income taxes payable (including $175,872 and $50,291 on realized capital gains (losses) at December 31, 2007 and 2006, respectively)	111,200	20,923
Payable for securities	133,303	90,398
Payable to affiliates	251,087	230,656
Separate account liabilities	32,759,855	28,874,898

Total liabilities	71,519,356	71,886,757
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 316,955 issued and outstanding shares	3,170	3,170
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value - $58,000); Series B, $10 per share par value, 250,000 shares authorized, 87,755 shares issued and 30,415 shares outstanding as of December 31, 2007 and 87,755 shares issued and outstanding at December 31, 2006 (total liquidation value - $877,550)	1,302	1,302
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares and Series B Preferred, $10 per share par value, 57,340 shares as of December 31, 2007. Series A Preferred, 10 per share par value, 57,340 shares as of December 31, 2006.	(631,400)	(58,000)
Paid-in surplus	1,437,881	1,437,768
Unassigned surplus	1,178,796	658,538

Total capital and surplus	1,989,749	2,042,778

Total liabilities and capital and surplus	$73,509,105	$73,929,535

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$113,191	$392,558	$734,878
Annuity	5,168,514	4,322,254	4,191,484
Accident and health	198,224	194,973	178,855
Net investment income	2,293,196	2,376,911	2,390,054
Amortization of interest maintenance reserve	14,771	21,795	39,488
Commissions and expense allowances on reinsurance ceded	55,684	187,363	105,759
Consideration for reinsurance recapture	253,942	—	—
Income from fees associated with investment management, administration and contract guarantees for separate accounts	418,291	369,936	276,684
Reserve adjustments on reinsurance ceded	1,324,466	1,234,064	(219,021)
Income from administrative service agreement with TFA	48,726	42,513	—
Other income	55,569	51,256	62,744

	9,944,574	9,193,623	7,760,925
Benefits and expenses:
Benefits paid or provided for:
Life	143,572	115,217	118,906
Accident and Health	129,402	113,547	102,075
Surrender benefits	8,253,615	7,291,738	5,415,085
Other benefits	1,425,984	1,487,689	1,380,601
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(153,501)	32,072	45,992
Annuity	(3,787,437)	(3,863,633)	(1,974,994)
Accident and health	83,297	98,588	86,538

	6,094,932	5,275,218	5,174,203
Insurance expenses:
Commissions	452,260	435,419	425,434
General insurance expenses	268,195	253,636	242,493
Insurance taxes, licenses and fees	39,076	41,256	27,899
Net transfers to separate accounts	1,727,725	2,417,521	1,365,516
Reinsurance reserve recapture	—	—	813
Change in case liability	20,561	18,865	13,640
Consideration paid on reinsurance transaction	607,721	—	—
Other expenses	621,276	396,828	216,748

	3,736,814	3,563,525	2,292,543

Total benefits and expenses	9,831,746	8,838,743	7,466,746

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains on investments	112,828	354,880	294,179
Dividends to policyholders	534	557	455

Gain from operations before federal income tax expense and net realized capital gains on investments	112,294	354,323	293,724
Federal income tax expense	71,239	136,412	4,302

Gain from operations before net realized capital gains on investments	41,055	217,911	289,422
Net realized capital gains on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	229,723	114,487	9,223

Net income	$270,778	$332,398	$298,645

See accompanying notes.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2005	$2,578	$425	$—	$575,000	$1,787,236	$205,372	$2,570,611
Net income	—	—	—	—	—	298,645	298,645
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	39,668	39,668
Change in other non-admitted assets		—	—	—		(1,718)	(1,718)
Change in asset valuation reserve	—	—	—	—	—	(146,776)	(146,776)
Repayment of surplus in separate accounts	—	—	—	—	—	199	199
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	(17,011)	(17,011)
Change in net deferred income tax asset	—	—	—	—	—	34,505	34,505
Cumulative effect of change in accounting principle	—	—	—	—	—	(6,668)	(6,668)
Issuance of common stock in connection with statutory merger	592	877	—	—	(1,812)	343	—
Return of capital	—	—	—		(348,051)	—	(348,051)
Reinsurance transactions	—	—	—	—	—	(5,982)	(5,982)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	623	—	623

Balance at December 31, 2005	$3,170	$1,302	$—	$575,000	$1,437,996	$400,577	$2,418,045

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus - Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2005	$3,170	$1,302	$—	$575,000	$1,437,996	$400,577	$2,418,045
Cumulative effect of change in accounting principle	—	—	—	—	—	(1,665)	(1,665)
Net income	—	—	—	—	—	332,398	332,398
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	105,010	105,010
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	(3,602)	(3,602)
Change in other non-admitted assets	—	—	—	—	—	(98,040)	(98,041)
Change in asset valuation reserve	—	—	—	—	—	(139,821)	(139,821)
Repayment of surplus in separate accounts	—	—	—	—	—	79	79
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	17,264	17,264
Change in net deferred income tax asset	—	—	—	—	—	91,021	91,021
Reinsurance transactions	—	—	—	—	—	4,640	4,640
Dividend to stockholders	—	—	—	—	—	(69,803)	(69,803)
Repurchase of Series A preferred stock	—	—	(58,000)	—	—	—	(58,000)
Correction of prior period error	—	—	—	—	—	20,480	20,480
Repayment of surplus notes	—	—	—	(575,000)	—	—	(575,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	(228)	—	(228)

Balance at December 31, 2006	$3,170	$1,302	$(58,000)	$—	$1,437,768	$658,538	$2,042,778

7

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus - Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2006	$3,170	$1,302	$(58,000)	$—	$1,437,768	$658,538	$2,042,778
Net income	—	—	—	—	—	270,778	270,778
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	122,039	122,039
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	6,861	6,861
Change in other non-admitted assets	—	—	—	—	—	51,329	51,329
Change in asset valuation reserve	—	—	—	—	—	(13,283)	(13,283)
Repayment of surplus in separate accounts	—	—	—	—	—	(64)	(64)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	(15,612)	(15,612)
Change in net deferred income tax asset	—	—	—	—	—	(6,996)	(6,996)
Reinsurance transactions	—	—	—	—	—	187,828	187,828
Dividend to stockholders	—	—	—	—	—	(51,600)	(51,600)
Change in reserve on account of change in valuation basis	—	—	—	—	—	(1,736)	(1,736)
Repurchase of Series B preferred stock	—	—	(573,400)	—	—	—	(573,400)
Tax benefit on stock options exercised	—	—	—	—	2	—	2
Correction of prior period error	—	—	—	—	—	(29,286)	(29,286)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	111	—	111

Balance at December 31, 2007	$3,170	$1,302	$(631,400)	$—	$1,437,881	$1,178,796	$1,989,749

See accompanying notes.

8

Transamerica Life Insurance Company

Statements of Cash Flow - Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Operating activities
Premiums collected, net of reinsurance	$5,470,210	$4,910,880	$5,105,476
Net investment income	2,484,234	2,490,060	2,466,077
Miscellaneous income	2,305,880	1,972,319	259,085
Benefit and loss related payments	(11,509,376)	(10,395,471)	(7,792,780)
Net transfers to separate accounts	(1,720,824)	(2,326,426)	(1,199,281)
Commissions, expenses paid and aggregate write-ins for deductions	(1,998,299)	(1,155,948)	(985,993)
Dividends paid to policyholders	(521)	(523)	(584)
Federal and foreign income taxes paid	(140,792)	(53,236)	(175,128)

Net cash used in operating activities	(5,109,488)	(4,558,345)	(2,323,128)
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	19,515,825	18,812,848	23,151,411
Common stocks	422,290	200,499	83,756
Preferred stocks	587,261	398,977	361,028
Mortgage loans	992,102	1,271,404	1,303,236
Real estate	1,508	7,004	15,683
Other invested assets	492,895	346,990	284,913
Receivable for securities	42,905	66,568	17,374
Miscellaneous proceeds	5,856	—	11,490

Total investment proceeds	22,060,642	21,104,290	25,228,891
Cost of investments acquired:
Bonds	(15,271,610)	(16,845,468)	(20,643,565)
Common stock	(148,636)	(361,184)	(106,718)
Preferred stock	(179,343)	(468,081)	(223,919)
Mortgage loans	(1,269,740)	(1,266,019)	(1,346,022)
Real estate	(394)	(2,486)	(303)
Other invested assets	(861,354)	(609,485)	(396,494)
Payable for securities	(48,712)	—	(1,346,713)
Miscellaneous applications	(5,777)	(13,718)	(5,322)

Total cost of investments acquired	(17,785,566)	(19,566,441)	(24,069,056)
Net decrease (increase) in policy loans	37,166	(6,923)	(6,969)

Net cost of investments acquired	(17,748,400)	(19,573,364)	(24,076,025)

Net cash provided by investing activities	$4,312,242	$1,530,926	$1,152,866

9

Transamerica Life Insurance Company

Statements of Cash Flow - Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Financing and miscellaneous activities
Other cash provided:
Borrowed funds received (returned)	$(491,075)	$482,624	$8,450
Net deposits (withdrawals) on deposit-type contract funds and other liabilities without life or disability contingencies	399,533	542,778	(360,558)
Funds held under reinsurance treaty with unauthorized reinsurers	1,055,389	3,654,695	973,428
Other sources	87,798	249,848	(74,352)

Total cash provided	1,051,645	4,929,945	546,968

Other cash applied:
Dividends paid to stockholders	(51,600)	(42,588)	—
Repurchase of surplus notes	—	(575,000)	—
Repurchase of preferred stock	(573,400)	(58,000)
Capital distribution	—	—	(348,051)

Total other cash applied	(625,000)	(675,588)	(348,051)

Net cash provided by financing and miscellaneous activities	426,645	4,254,357	198,917

Net increase (decrease) in cash, cash equivalents and short-term investments	(370,601)	1,226,938	(971,345)
Cash, cash equivalents and short-term investments:
Beginning of year	1,552,965	326,027	1,297,372

End of year	$1,182,364	$1,552,965	$326,027

Supplemental disclosure of cash flow information for non-cash transactions:
Dividend paid in non-affiliated stock	$—	$27,215	$—

Noncash proceeds:

Hybrid schedule reclass	$7,200	$1,231,903	$—

See accompanying notes.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

December 31, 2007

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is owned by AEGON USA, Inc. (100% of preferred shares) and Transamerica Occidental Life Insurance Company (100% of common shares). AEGON USA, Inc. (AEGON) and Transamerica Occidental Life Insurance Company (TOLIC) are both indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2005, the Company completed a merger with Transamerica Life Insurance and Annuity Company (TALIAC), which was a wholly-owned subsidiary of an affiliate, TOLIC. The merger was accounted for in accordance with Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. Prior to the merger of the Company and TALIAC, TALIAC owned 34,295 shares and AEGON owned 223,500 shares in common stock of the Company. TOLIC owned 100% (25,000 shares) of the outstanding common shares of TALIAC prior to the merger. As a result of the merger, the 34,295 outstanding shares of the Company previously held by TALIAC were retired and considered authorized but unissued stock of the merged entity. AEGON exchanged its 223,500 common shares of the Company for 87,755 shares of a newly issued Series B non-voting class of preferred stock of the merged entity, shares equivalent in value to that of the common shares previously held. Also in conjunction with the merger, the TALIAC stock was deemed cancelled by operation of law. In exchange for its agreement to merge TALIAC into the Company, TOLIC received 316,955 shares of the merged entity, which was an equivalent fair value of the TALIAC stock that was deemed cancelled. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of TALIAC were carried forward to the merged company. Total capital and surplus of the Company was reduced by the value of the Company’s stock held by TALIAC prior to the merger in the amount of $171,482.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Summarized financial information for the Company and TALIAC restated for the period prior to the merger is as follows:

Nine Months Ended September 30 2005

Unaudited
Revenues:
Company	$3,371,185
TALIAC	2,857,854
Merger elimination	(51,949)

As restated	$6,177,090

Net income:
Company	$72,538
TALIAC	158,430
Merger elimination	(51,949)

As restated	$179,019

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico, and the US Virgin Islands. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CCO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual bond or mortgage loan sold. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Non-admitted Assets: Certain assets designated as “non-admitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and for guaranteed interest in group annuity contracts are recorded and for guaranteed interest in group annuity contracts using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

account value and interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software, and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are non-admitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes`, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years and a valuation allowance is established for deferred income tax assets not realizable.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC (SVO) has ascribed an NAIC designation of a 6), are reported at cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC (SVO) and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. Reclassifications of securities from bonds to preferred stock have been made by the Company in the amount of $7,200 and $1,231,903 as of December 31, 2007 and 2006, respectively, due to the SVO identification of such securities. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating. A corresponding reclassification was not made as of December 31, 2005.

Common stocks of unaffiliated companies and mutual funds are carried at fair value as determined by the SVO and the related unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated noninsurance companies are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

The Company is restricted to trading Primus Guaranty, Ltd (Primus) and ACA Capital Holdings, Inc. (ACA), both common stock holdings, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to these securities. The carrying amount in Primus, which is carried at fair value, as of December 31, 2007 and 2006 was $39,134 and $64,479, respectively. The carrying amount in ACA, which is carried at fair value, as of December 31, 2007 was $629. ACA was not restricted as of December 31, 2006.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Real estate occupied by the Company is reported at cost less allowances for depreciation. Land is reported at cost. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minor ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying GAAP equity of the investee. The Company did not recognize impairment write-downs for its investments in joint ventures and limited partnerships during the year ended December 31, 2007. The Company recognized impairment write-downs for its investments in joint ventures and limited partnerships in the amount of $2,172 and $2,261, during the years ended December 31, 2006 and 2005, respectively.

Investments in Low Income Housing Tax Credits (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2007 and 2006, the Company excluded investment income due and accrued of $302 and $1,299, respectively, with respect to such practices.

The carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus along with any adjustments for federal income taxes, until the transaction is terminated.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded in unassigned surplus.

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The carrying value of derivative instruments is reflected in either the other invested assets or the other liabilities line within the balance sheet, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2007 and 2006, derivatives in the amount of $174,391 and $157,037, respectively, were reflected in the other liabilities line within the financial statements.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by the Insurance Division, Department of Commerce, of the State of Iowa.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.0 to 6.0 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. The Company returns any portion of the final premium beyond the date of death.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.25 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits or changes in reserve in the statement of operations.

The Company issues funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with market value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $5,533,742, $4,875,079 and $3,593,932 in 2007, 2006 and 2005, respectively. In addition, the Company received $418,291, $369,936 and $276,684, in 2007, 2006 and 2005, respectively, related to fees associated with investment management, administration, and contractual guarantees for separate accounts.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and revenues are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2007, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense of $(159), $(272) and $359 for the years ended December 31, 2007, 2006 and 2005 respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $270, $44 and $264 for years ended December 31, 2007, 2006 and 2005 respectively.

Reclassifications

Certain reclassifications have been made to the 2005 and 2006 financial statements to conform to the 2007 presentation.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

2. Prescribed and Permitted Statutory Accounting Practices

The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

The NAIC’s Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Iowa. The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits with respect to secondary guarantee reinsurance treaties. As prescribed by Iowa Administrative Code 191-17.3(2), the commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2007	2006	2005
Net income (loss), State of Iowa basis	$241,492	$332,398	$298,645
State prescribed practice for secondary guarantee reinsurance	—	—	—

Net income (loss), NAIC SAP	$241,492	$332,398	$298,645

Statutory surplus, State of Iowa basis	$1,989,749	$2,042,778	$2,418,045
State prescribed practice for secondary guarantee reinsurance	(286,392)	—	—

Statutory surplus, NAIC SAP	$1,703,357	$2,042,778	$2,418,045

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

3. Accounting Changes and Correction of Errors

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored Low Income Housing Tax Credit (LIHTC) properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48 and SSAP No. 88 and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $1,665 at January 1, 2006.

Effective January 1, 2005, the Company adopted SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46, Investments in Subsidiary, Controlled and Affiliated Entities, and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $6,668 at January 1, 2005.

Effective January 1, 2005, the Company adopted SSAP No. 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings and repurchase agreements are accounted for as collateralized lending. The cumulative effect of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

3. Accounting Changes and Correction of Errors (continued)

During 2007, the Company discovered that the cash surrender value used in the calculation of statutory reserves for a specific product did not reflect the three percent guarantee that is a part of the strategy option. As a result, the reserve balance was understated by $45,055 as of and for the year ended 2006. The current year statement of operations reflects a decrease in the change in reserve balance with an offset to unassigned surplus to correct this error.

During 2006, the Company discovered that the Interest Maintenance Reserve (IMR) incorrectly included interest-related realized gains and losses associated with specific assets supporting a block of business in which the policyholders were being credited the daily return on such investments. As a result, the IMR balance was overstated by $20,480 as of and for the year ended 2005. The 2006 financials reflect a reduction in the IMR balance with an offset to unassigned surplus to correct this error.

4. Capital and Surplus

On December 26, 2006, the Company repurchased its 42,500 shares of non-voting Series A preferred shares for $58,000, which is reflected as treasury stock as of December 31, 2006. On December 19, 2007, the Company repurchased 57,340 shares of its Series B preferred shares for $573,400. The par value of each class of preferred stock is $10 per share and the liquidation value of Series A is $1,365 per share and Series B is $10 per share. The per share liquidation values shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the Series A preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the Series B preferred shares shall be entitled to receive dividends equal to the rate of six percent of the issue price of the Series B preferred Stock. Holders of both series of preferred stock have no right to cause mandatory or optional redemption of the shares. As of December 31, 2007 and 2006, cumulative unpaid dividends relating to the preferred shares were $24,881 and $23,828, respectively.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

4. Capital and Surplus (continued)

The Company paid a preferred stock dividend of $51,600 to its Series B preferred stock shareholder, AEGON, on December 19, 2007. The Company paid a preferred stock dividend of $42,588 to its Series A and Series B preferred shareholder, AEGON, on December 26, 2006. On October 23, 2006, the Company paid a preferred stock dividend to AEGON through a transfer of a non-affiliated investment in common stock with a fair value of $27,215. The Company did not pay a common stock dividend to its parent company during 2007 or 2006. On September 29, 2005, the Company distributed $338,551 to its parent company of record on that date, AEGON, a return of additional paid-in capital. In addition, the Company distributed $9,500 as a return of additional paid-in capital to its preferred shareholder, AEGON, on September 29, 2005.

On December 19, 2006, the Company repaid the surplus notes outstanding in the amount of $575,000 with AEGON with approval from the Iowa Insurance Division.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2007, the Company meets the RBC requirements.

5. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, cash equivalents and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Investment securities: Fair values for investment securities are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices by other third party organizations, where available.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

5. Fair Values of Financial Instruments (continued)

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy loans: The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the quoted market price at the balance sheet date. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements.

Credit default swaps: Estimated fair value of credit default swaps are based upon the pricing differential for similar swap agreements.

Receivable from or payable to parents, subsidiaries, and affiliates: The fair values for short-term notes receivable from and payable to affiliates are assumed to equal their carrying amount.

Separate accounts: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contract with no defined maturity, fair value is estimated to be the present surrender value.

Borrowed money: Fair values for borrowed money are estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

5. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2007		2006
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments	$1,182,364	$1,182,364	$1,552,965	$1,552,965
Unaffiliated bonds	27,987,619	27,899,563	32,103,292	32,462,380
Unaffiliated preferred stocks	1,328,054	1,243,658	1,689,094	1,773,025
Unaffiliated common stocks	175,403	175,403	393,176	393,176
Mortgage loans on real estate	6,038,594	6,086,856	5,760,667	5,863,158
Policy loans	92,978	92,978	130,144	130,144
Interest rate caps	4,454	4,454	10,793	10,793
Receivable from parents, subsidiaries and affiliates	69,694	69,694	503,881	503,881
Separate account assets	32,759,905	32,759,905	28,875,013	28,875,013
Liabilities
Investment contract liabilities	24,409,453	24,956,387	29,617,295	30,115,504
Swaps	(179,775)	166,946	(167,913)	348,111
Borrowed money	—	—	493,336	493,336
Separate account annuity liabilities	24,693,597	24,693,979	22,890,368	22,890,368

6. Investments

The carrying amounts and estimated fair values of non-affiliated investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2007
Bonds:
United States Government and agencies	$400,772	$9,166	$202	$1,859	$407,877
State, municipal and other government	654,523	40,467	7,092	7,246	680,652
Public utilities	1,746,365	46,100	6,580	13,849	1,772,036
Industrial and miscellaneous	16,313,521	424,640	166,084	157,223	16,414,854
Mortgage and other asset-backed securities	8,872,438	51,606	219,631	80,269	8,624,144

	27,987,619	571,979	399,589	260,446	27,899,563
Unaffiliated preferred stocks	1,328,054	19,956	87,248	17,104	1,243,658

	$29,315,673	$591,935	$486,837	$277,550	$29,143,221

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$423,901	$2,140	$876	$5,701	$419,464
State, municipal and other government	684,807	61,035	1,710	10,418	733,714
Public utilities	2,159,941	85,344	3,766	20,344	2,221,175
Industrial and miscellaneous	18,867,823	549,897	47,310	211,195	19,159,214
Mortgage and other asset-backed securities	9,966,820	46,050	9,222	74,836	9,928,813

	32,103,292	744,466	62,884	322,494	32,462,380
Unaffiliated preferred stocks	1,689,094	94,679	2,098	8,650	1,773,025

	$33,792,386	$839,145	$64,982	$331,144	$34,235,405

The Company held bonds and preferred stock at December 31, 2007 and 2006 with a carrying value of $47,219 and $44,139, respectively, and amortized cost of $58,807 and $56,799, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

At December 31, 2007 and 2006, for securities that have been in a continuous loss position for greater than or equal to twelve months, the Company held 1,027 and 1,502 securities with a carrying amount of $6,911,761 and $11,033,069 and an unrealized loss of $277,550 and $331,144 with an average price of 96.0 and 97.0 (NAIC market value/amortized cost), respectively. Of this portfolio, 95.0% and 94.4% were investment grade with associated unrealized losses of $245,901 and $291,095, respectively.

At December 31, 2007 and 2006, for securities in an unrealized loss position less than twelve months, the Company held 1,134 and 808 securities with a carrying amount of $9,766,323 and $5,751,378 and an unrealized loss of $486,837 and $64,982 with an average price of 95.0 and 46.7 (NAIC market value/amortized cost), respectively. Of this portfolio, 90.0% and 96.8% were investment grade with associated unrealized losses of $398,133 and $52,315, respectively.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired in the period the determination is made.

The estimated fair value of bonds, common stocks and preferred stocks with gross unrealized losses at December 31, 2007 and 2006 is as follows:

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2007
Bonds:
United States Government and agencies	$32,613	$74,807	$107,420
State, municipal and other government	121,626	82,427	204,053
Public utilities	287,588	436,534	724,122
Industrial and miscellaneous	4,462,473	3,790,402	8,252,875
Mortgage and other asset-backed securities	3,729,867	2,062,829	5,792,696

	8,634,167	6,446,999	15,081,166
Unaffiliated preferred stocks	645,319	187,211	832,530
Unaffiliated common stocks	45,390	—	45,390

	$9,324,876	$6,634,210	$15,959,086

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2006
Bonds:
United States Government and agencies	$101,985	$203,936	$305,921
State, municipal and other government	107,264	103,700	210,964
Public utilities	325,631	618,315	943,946
Industrial and miscellaneous	3,082,806	6,373,498	9,456,304
Mortgage and other asset-backed securities	1,890,306	3,081,179	4,971,485

	5,507,992	10,380,628	15,888,620
Unaffiliated preferred stocks	178,404	321,295	499,699
Unaffiliated common stocks	75,770	—	75,770

	$5,762,166	$10,701,923	$16,464,089

The carrying amounts and estimated fair values of bonds at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,274,677	$1,270,825
Due after one year through five years	9,186,021	9,256,980
Due after five years through ten years	4,757,998	4,760,097
Due after ten years	3,896,485	3,987,517

	19,115,181	19,275,419
Mortgage and other asset-backed securities	8,872,438	8,624,144

	$27,987,619	$27,899,563

At December 31, 2007, the Company’s banking sector portfolio reported $138,938 in unrealized losses. The absolute exposure to the banking sector is large and of high quality. Because of the banking sector’s size, the absolute dollar amount of unrealized losses is large, but the overall market value as a percent of book value on all securities in an unrealized loss position is 94%. While the sector has some exposure to the subprime market, the issuers are highly diversified and any impact is not expected to be material to their credit profile.

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

There is one individual issuer rated below investment grade in the banking sector. The Company’s exposure to Northern Rock PLC bonds is rated B3 and has unrealized losses of $37,989. Northern Rock PLC, a British mortgage bank, suffered a run on the bank in the fall of 2007. The Bank of England has provided guarantees and liquidity support to stabilize this UK mortgage lender, and its support is expected to continue until a buyer can be found. Given the support provided by the Bank of England, the Company does not consider Northern Rock PLC to be impaired as of December 31, 2007. Subsequent to year end, Northern Rock PLC, failed to find bids that suited the Bank of England’s loan repayment requirements. As a result, Northern Rock PLC has been nationalized. The Company’s bonds continue to remain as listed securities even under what has been described as temporary public ownership, and no impairment appears warranted.

Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company’s businesses in the United States do not sell or buy sub-prime mortgages directly. The Company’s position is related to so-called “asset-backed securities” (ABS). These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660. Therefore, the ABS has been classified by the Company as a sub-prime mortgage position. Also included in the Company’s total sub-prime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it’s the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to sub-prime borrowers outside of the ABS structures.

For ABS in an unrealized loss position, the Company considers them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with SSAP 43, Loan-backed and Structured Securities. The Company did not impair any of its sub-prime mortgage positions in 2007 or 2006.

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s sub-prime mortgage position at December 31, 2007:

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securities	$1,464,313	$1,463,975	$1,365,233
Collateralized Debt Obligations	6,579	6,579	6,579

	$1,470,892	$1,470,554	$1,371,812

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s sub-prime mortgage position at December 31, 2007, which are reported off balance sheet for statutory reporting purposes.

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securities	$21,352	$21,357	$20,210

At December 31, 2007, the Company’s residential mortgage backed securities sub-sector, CMO Non Agency-whole loan, reported $78,760 in unrealized losses. The majority of the unrealized loss is attributed to SASCO (Structured Asset Securities Corporation) in the amount of $37,766. The Company owns several securities under the SASCO name, with each deal containing its own unique pool of collateral and representing a separate and distinct trust. The combination of low reset margin, slower prepayment speeds, illiquidity in the market and general level of credit spread widening have pushed the overall market value as a percent of book on those residential mortgage backed securities bonds in an unrealized loss position of 92%. The unrealized loss on SASCO is not credit driven but rather a reflection of the move in interest rates and credit spreads relative to where these deals were originally priced.

A detail of net investment income is presented below:

	Year Ended December 31
	2007	2006	2005
Bonds	$1,779,152	$1,908,966	$2,054,492
Preferred stock	96,000	89,786	23,293
Common stock	5,313	5,404	3,688
Mortgage loans	395,076	389,683	383,849
Real estate	3,573	4,238	4,871
Policy loans	7,684	8,501	9,277
Derivatives	6,734	(6,687)	(29,658)
Cash, cash equivalents and short-term investments	76,339	24,043	12,461
Other	19,073	68,733	65,023

Gross investment income	2,388,944	2,492,667	2,527,296
Less investment expenses	(95,748)	(115,756)	(137,242)

Net investment income	$2,293,196	$2,376,911	$2,390,054

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2007	2006	2005
Proceeds	$20,110,285	$20,443,729	$23,512,439

Gross realized gains	$413,061	$259,277	$291,791
Gross realized losses	(194,877)	(223,665)	(203,370)

Net realized gains	$218,184	$35,612	$88,421

Gross realized losses for the years ended December 31, 2007, 2006 and 2005 include $37,211, $21,993 and $42,184, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

Net realized capital gains/losses on investments and change in net unrealized capital gains/losses on investments are summarized below:

	Realized
	Year Ended December 31
	2007	2006	2005
Bonds	$193,427	$(758)	$97,640
Preferred stocks	24,757	36,370	(9,219)
Common stocks	77,658	(1,982)	(4,465)
Mortgage loans on real estate	2,962	385	(3,054)
Real estate	26	515	2,538
Short-term investments	(5,737)	(5)	(7)
Derivatives	(13,505)	6,275	(27,493)
Other invested assets	157,582	110,648	69,851

	437,170	151,448	125,791
Tax effect	(175,872)	(50,291)	(53,227)
Transfer to interest maintenance reserve	(31,575)	13,330	(63,341)

Net realized capital gains on investments	$229,723	$114,487	$9,223

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2007	2006	2005
Bonds	$1,072	$13,177	$(112,374)
Preferred stocks	585	45,805	1,816
Common stocks	(21,486)	(5,460)	5,085
Affiliated entities	2,417	7,086	2,619
Other invested assets	161,158	116,799	58,498
Derivative instruments	11,198	(59,193)	88,809

Change in net unrealized capital gains/(losses)	$154,944	$118,214	$44,453

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2007	2006
Unrealized gains	$24,188	$34,180
Unrealized losses	(18,647)	(7,153)

Net unrealized gains	$5,541	$27,027

During 2007, the Company issued mortgage loans with interest rates ranging from 5.55% to 9.58% for commercial loans and 6.30% to 9.45% for agricultural loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 89%. Mortgage loans with a carrying amount of $18 were non-income producing for the previous 180 days. Accrued interest of $3 and $4 related to these mortgage loans was excluded from investment income at December 31, 2007 and 2006, respectively. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

The Company did not recognize any impaired loans with a related allowance for credit losses as of December 31, 2007 or 2006. There were also no impaired mortgage loans held without an allowance for credit losses as of December 31, 2007 or 2006. The average recorded investment in impaired loans during 2006 was $17.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized interest income on impaired loans of $110 for the year ended December 31, 2005. Interest income in the amount of $126 was recognized on a cash basis for the year ended December 31, 2005. There was no interest income on impaired loans recognized nor was there any interest income recognized on a cash basis for years ended December 31, 2007 and 2006.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2007	2006	2005
Balance at beginning of period	$—	$104	$8,184
Additions, net charged to operations	—	—	838
Reduction due to write-downs charged against the allowance	—	104	7,612
Recoveries in amounts previously charged off	—	—	1,306

Balance at end of period	$—	$—	$104

At December 31, 2007 and 2006, the Company had recorded investments in restructured securities of $672 and $9,644, respectively. The capital gains (losses) taken as a direct result of restructures in 2007 and 2006 were $(75) and $4,198, respectively. There were no capital gains taken as a direct result of restructures in 2005. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

At December 31, 2007, 2006 and 2005, the Company had no loans for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2007, 2006 and 2005 related to such restructurings. There are no commitments to lend additional funds to debtors owing receivables.

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

At December 31, 2007 and 2006, the Company held a mortgage loan loss reserve in the AVR of $105,211 and $172,414, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property-Type Distribution
	December 31			December 31
	2007	2006		2007	2006
Pacific	22%	22%	Office	36%	35%
South Atlantic	21	21	Industrial	20	21
Middle Atlantic	17	17	Retail	17	16
Mountain	16	15	Apartment	16	19
E. North Central	9	10	Agriculture	6	4
W. North Central	5	5	Other	4	4
W. South Central	5	5	Medical	1	1
E. South Central	3	3
New England	2	2

For the year ending December 31, 2007, the Company has 36 Low Income Housing Tax Credits. The remaining years of unexpired tax credits ranged from 2 to12 and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from 4 to 16 years. The amount of contingent equity commitments expected to be paid during the years 2008 to 2019 is $15,733. There were no impairment losses, write-downs or reclassifications during the year related to these credits.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 24 years for forecasted hedge transactions. For forecasted hedge transactions, the deferred gain (loss) is recognized in income as the purchased asset affects income. If the forecasted transaction no longer qualifies for hedge accounting or if the forecasted transaction is no longer probable, the forward-starting swap will cease to be valued at amortized cost and will be marked to fair value through surplus. For the year ended December 31, 2007, none of the Company’s cash flow hedges has been discontinued, as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2007 and 2006, the Company has recorded $5,572 and $(2,256), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. The Company did not recognize any unrealized gains or losses during 2007 or 2006 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

An interest rate floor provides a receipt of payments in the event interest rates fall below the strike rates in the contract. An interest rate floor is designed to generate cash flows to offset lower cash flows received on assets during low interest rate environments. The Company pays a single premium at the beginning of the contract. These interest rate floors are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. At December 31, 2007 and 2006, the Company had replicated assets with a fair value of $198,205 and $170,856, respectively, and credit default swaps with a fair value of $(1,344) and $1,128, respectively. During the years ended December 31, 2007, 2006 and 2005, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead. As of December 31, 2007, the fair value of all contracts, aggregated at a counterparty level, with a positive and negative fair value amounted to $402,904 and $(230,573), respectively.

At December 31, 2007 and 2006, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2007	2006
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$5,641,240	$6,156,247
Receive floating – pay fixed	5,325,510	6,860,032
Receive fixed – pay fixed	129,869	107,148
Receive floating (uncapped) – pay floating (capped)	3,254,357	4,093,896
Interest rate cap agreement	4,500,000	4,521,900
Interest rate floor agreements	60,800	59,200

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

At December 31, 2007, investments with an aggregate carrying value of $60,914 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

7. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2007	2006	2005
Direct premiums	$8,481,394	$7,282,848	$6,263,720
Reinsurance assumed – non affiliates	28,936	4,025	4,151
Reinsurance assumed – affiliates	46,715	229,506	118,163
Reinsurance ceded – non affiliates	(121,441)	(99,068)	(143,292)
Reinsurance ceded – affiliates	(2,955,675)	(2,507,526)	(1,137,525)

Net premiums earned	$5,479,929	$4,909,785	$5,105,217

The Company received reinsurance recoveries in the amount of $306,393, $266,434 and $207,576, during 2007, 2006 and 2005, respectively. At December 31, 2007 and 2006, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $13,986 and $12,977, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2007 and 2006 of $11,702,802 and $8,260,587, respectively.

The net amount of the reduction in surplus at December 31, 2007 if all reinsurance agreements were cancelled is $21,653.

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

7. Reinsurance (continued)

At December 31, 2007 and 2006, amounts recoverable from unaffiliated unauthorized reinsurers of $474 and $1,034, respectively, and reserve credits for reinsurance ceded of $20,287 and $25,221, respectively were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $21,765 and $27,616 at December 31, 2007 and 2006, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days.

During 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $13,674 was credited directly to unassigned surplus. During 2007, 2006 and 2005, $1,119, $1,403 and $1,437, respectively, of the initial gain were amortized into earnings, with a corresponding charge to unassigned surplus.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd. (TIRE), an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $33,042, which was credited directly to unassigned surplus. During 2007, 2006 and 2005, the Company has amortized $3,304 per year into earnings with a corresponding charge to unassigned surplus. The Company has a liability for funds held under reinsurance of $376,833, $585,938, and $625,459 at December 31, 2007, 2006, and 2005, respectively.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $19,855 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will be without adjustment of the IMR that existed at the date of the initial transaction. The resulting gain from the ceding commission and the IMR release has been recorded directly to unassigned surplus on a net of tax basis. During 2007, 2006 and 2005, the Company has amortized $1,538, $2,632 and $985, respectively, into earnings with a corresponding charge to unassigned surplus.

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

7. Reinsurance (continued)

During 2006, the Company entered into a reinsurance agreement with Transamerica Ireland Reinsurance, an affiliate, to retrocede an inforce block of universal life business. The initial commission expense allowance received of $148,162 less ceded reserves of $169,062 resulted in an initial transaction gain of $20,900 pre-tax ($13,585 net of tax). The net of tax gain was reclassified to unassigned surplus. During 2007 and 2006, the Company amortized $1,019 and $1,359 into earnings with a corresponding charge to unassigned surplus, respectively.

Effective December 31, 2007, TIRE recaptured all inforce business that was previously retroceded to the Company under the retrocessional agreement effective January 1, 2003. The difference between the life and claim reserves released of $172 and $11, respectively, and consideration paid of $82 was included in the Statement of Operations.

The Company entered into an agreement effective December 31, 2007 to recapture obligations and benefits related to certain universal life insurance contracts that were previously ceded to TIRE in 2003. The Company assumed assets of $4,690 associated with this business and paid recapture consideration of $308. Reserves recaptured included life reserves of $1,070 and claim reserves of $111. As a result, a pre-tax gain of $3,201 was included in the Statement of Operations. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $1,608 ($1,045 net of tax). Prior to this transaction, the Company had amortized $365 and $380 on a pre-tax basis ($237 and $247 on a net of tax basis) into earnings for 2007 and 2006, respectively, with a corresponding charge to unassigned surplus.

Effective December 31, 2007, the Company and Life Investors Insurance Company of America (LIICA), an affiliate of the Company, entered into an indemnity reinsurance agreement to automatically reinsure 100% of the risks attributable to secondary guarantee benefits on certain universal life policies that were originally issued by LIICA, with issue dates ranging from January 1, 2007 through December 31, 2007, and also will be covering policies issued between January 1, 2008 and December 31, 2008. As a result, the Company assumed reserves of $104,707.

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

7. Reinsurance (continued)

The Company and Monumental Life Insurance Company (MLIC), an affiliate of the Company, also entered into an indemnity reinsurance agreement effective December 31, 2007, to automatically reinsure 100% of the risks attributable to secondary guarantee benefits on certain universal life policies that were originally issued by MLIC or People’s Benefit Life Insurance Company, which was merged by operation of law into MLIC effective October 1, 2007, with issue dates ranging from January 1, 2007 through December 31, 2007, and also will be covering policies issued between January 1, 2008 and December 31, 2008. As a result, the Company assumed reserves of $26,573.

The Company entered into an indemnity reinsurance agreement effective December 31, 2007, with TOLIC to automatically reinsure 100% of the risks attributable to secondary guarantee benefits on certain universal life policies that were originally issued by TOLIC and assumed by TOLIC on policies originally issued by Transamerica Life (Bermuda) Ltd., an affiliate of the Company, with issue dates ranging from January 1, 2007 through December 31, 2007, and also will be covering policies issued between January 1, 2008 and December 31, 2008. As a result, the Company assumed reserves of $143,515.

Subsequent to the above transactions, also effective December 31, 2007, the Company entered into an indemnity reinsurance agreement with Pine Falls Re, Inc., an affiliate, to automatically reinsure 100% of the risks attributable to secondary guarantee benefits on certain universal life policies that were originally issued by the Company and assumed by the Company from various affiliated entities. Universal life secondary guarantee reserves ceded were $286,392, resulting in a pre-tax gain of $286,392 ($186,154, net of tax) that has been credited directly into unassigned surplus.

On October 1, 2007 the Company recaptured various fixed deferred annuity plans that were ceded to MLIC under a July 1, 1990 agreement. The recapture premium received was $249,642 and the commission expense allowance paid was $3,386, for a net consideration received of $246,256. Reserves recaptured were $249,642. The resulting pretax loss of $3,386 was included in the Statement of Operations.

The Company entered into an indemnity reinsurance agreement with a nonaffiliated company effective July 1, 2007, in which the Company agreed to cede a closed block of fixed and variable deferred annuities on a coinsurance and modified coinsurance basis. The net of tax gain of $10,931 from this transaction was credited directly to unassigned surplus. During 2007 the Company amortized $995 into earnings with a corresponding charge to unassigned surplus.

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

8. Income Taxes

The main components of net deferred income taxes are as follows:

	December 31
	2007	2006
Deferred income tax assets:
Guaranty funds	$2,984	$6,350
Non-admitted assets	6,455	6,959
807(f) assets	6,910	6,042
Partnerships	61,354	33,185
Tax basis deferred acquisition costs	265,534	242,335
Reserves	107,173	103,702
Unrealized capital losses	23,150	44,330
Derivatives	75,277	36,455
Deferred intercompany losses	15,139	11,042
Other	13,290	7,690

Total deferred income tax assets	577,266	498,090
Non-admitted deferred tax assets	176,768	251,610

Admitted deferred tax assets	400,498	246,480
Deferred income tax liabilities:
Unrealized capital gains	87,516	112,838
807(f) liability	6,629	6,742
Accrued dividends	443	3,561
Deferred intercompany gains	14,556	13,724
Partnerships	150,914	—
Other	851	1,273

Total deferred income tax liabilities	260,909	138,138

Net admitted deferred tax asset	$139,589	$108,342

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

8. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets are as follows:

	December 31
	2007	2006	Change
Total deferred tax assets	$577,266	$498,090	$79,176
Total deferred tax liabilities	260,909	138,138	122,771

Net deferred tax asset	$316,357	$359,952	(43,595)

Tax effect of unrealized gains (losses)			36,599

Change in net deferred income tax			$(6,996)

	December 31
	2006	2005	Change
Total deferred tax assets	$498,090	$464,807	$33,283
Total deferred tax liabilities	138,138	179,070	40,932

Net deferred tax asset	$359,952	$285,737	74,215

Tax effect of unrealized gains (losses)			16,806

Change in net deferred income tax			$91,021

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

8. Income Taxes (continued)

	Year Ended December 31
	2007	2006	2005
Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$192,312	$177,020	$146,830
Deferred acquisition costs – tax basis	25,195	28,780	3,237
Dividends received deduction	(19,606)	(22,343)	(22,887)
IMR amortization	(5,170)	(7,628)	(13,821)
Investment income items	14,361	(7,952)	42
Limited partnerships book/tax difference	(1,363)	(3,754)	(2,477)
Miscellaneous accruals	2,706	(339)	(1,664)
Non-Deductible items	382	433	202
Prior year over (under) accrual	13,036	33,117	(40,480)
Reinsurance transactions	65,740	1,624	(2,094)
Tax credits	(38,023)	(9,115)	(5,854)
Tax reserve adjustment	(2,382)	(285)	(3,549)
Other	(77)	(2,855)	44

Federal income tax expense on operations and capital gains (losses) on investments	247,111	186,703	57,529
Less tax (benefit) on capital gains (losses)	175,872	50,291	53,227

Total federal income tax expense	$71,239	$136,412	$4,302

The total statutory income taxes are computed as follows:

	Year Ended December 31
	2007	2006	2005
Federal income tax expense on operations and capital gains (losses) on investments	$247,111	$186,703	$57,529
Change in net deferred income taxes	6,996	(91,021)	(34,505)

Total statutory income taxes	$254,107	$95,682	$23,024

Effective October 1, 2005, the Company joined in a consolidated income tax return filing with TOLIC. Prior to that date, the Company filed a consolidated tax return with its indirect parent company, AEGON US Holding Corporation. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

8. Income Taxes (continued)

In addition, any operating loss or capital loss carryforwards are calculated for the life and nonlife subgroups on a consolidated basis. At December 31, 2006, the consolidated returns had no loss carryforwards. A tax return has not yet been filed for 2007.

The amount of tax contingencies calculated for the Company as of December 31, 2007 and 2006 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes as of December 31, 2007 and 2006 was negligible and the Company recorded no liability for penalties.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing arguments have been executed through 2000. The examination fieldwork for 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax provisions. An examination is underway for 2005 and 2006.

Income taxes incurred during 2007, 2006 and 2005 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $324,348, $244,223 and $137,713, respectively.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA. A distribution from the PSA was made in 2006 in the amount of $20,258, which reduced the balance in the PSA to zero. Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the PSA and are not taxed. There was no reduction to net earnings due to this distribution.

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

9. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2007		2006
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal With market value adjustment	$2,649,492	5%	$3,073,540	5%
At book value less current surrender charge of 5% or more	4,946,290	9	6,661,713	11
At fair value	24,766,862	45	22,471,785	38

Total with adjustment or at market value	32,362,644	59	32,207,038	54
At book value without adjustment (minimal or no charge or adjustment)	12,290,063	23	13,065,825	22
Not subject to discretionary withdrawal	9,938,264	18	14,206,871	24

Total annuity reserves and deposit fund liabilities - before reinsurance	54,590,971	100%	59,479,734	100%

Less reinsurance ceded	4,508,540		6,254,160

Net annuity reserves and deposit fund liabilities	$50,082,431		$53,225,574

Included in the liability for deposit-type contracts at December 31, 2007 and 2006 are $843,245 and $2,215,320, respectively, of funding agreements issued by an affiliate to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2007, the contractual maturities were as follows:

Year	Amount
2008	$—
2009	372,903
2010	55,451
2011	125,294
2012	52,646
Thereafter	236,951

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

9. Policy and Contract Attributes (continued)

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from MLIC, an affiliate. The liabilities assumed are $4,122,609 and $5,805,497 at December 31, 2007 and 2006, respectively.

Separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these are carried at market value. The life insurance policies typically provide a guaranteed minimum death benefit. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2007 and 2006 is as follows:

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$14,714	$—	$5,528,274	$5,542,988

Reserves for separate accounts with assets at:
Fair value	$—	$—	$30,695,300	$30,695,300
Amortized cost	521,653	—	—	521,653

Total at December 31, 2007	$521,653	$—	$30,695,300	$31,216,953

Reserves for separate accounts by withdrawal characteristics at December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$41,480	$—	$—	$41,480
At fair value	—	—	30,695,300	30,695,300
At book value without market value adjustment and with current surrender charge of less than 5%	480,173	—	—	480,173
Not subject to discretionary withdrawal	—	—	—	—

Total separate account liabilities at December 31, 2007	$521,653	$—	$30,695,300	$31,216,953

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

9. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits and other considerations for the year ended December 31, 2006	$7,471	$—	$4,874,131	$4,881,602

Reserves for separate accounts with assets at:
Fair value	$—	$—	$27,230,773	$27,230,773
Amortized cost	493,802	—	—	493,802

Total at December 31, 2005	$493,802	$—	$27,230,773	$27,724,575

Reserves for separate accounts by withdrawal characteristics at December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$37,244	$—	$—	$37,244
At fair value	—	—	27,230,773	27,230,773
At book value without market value adjustment and with current surrender charge of less than 5%	456,558	—	—	456,558
Not subject to discretionary withdrawal	—	—	—	—

Total separate account liabilities at December 31, 2006	$493,802	$—	$27,230,773	$27,724,575

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

9. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits and other considerations for the year ended December 31, 2005	$7,756	$—	$3,592,608	$3,600,364

Reserves for separate accounts with assets at:
Fair value	$—	$—	$22,429,774	$22,429,774
Amortized cost	472,193	136,956	—	609,149

Total at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

Reserves for separate accounts by withdrawal characteristics at December 31, 2005:
Subject to discretionary withdrawal:
With market value adjustment	$—	$136,956	$—	$136,956
At fair value	—	—	22,429,774	22,429,774
At book value without market value adjustment and with current surrender charge of less than 5%	436,447	—	—	436,447
Not subject to discretionary withdrawal	35,746	—	—	35,746

Total separate account liabilities at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

9. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2007	2006	2005
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$5,533,742	$4,875,079	$3,593,932
Transfers from separate accounts	(3,805,743)	(2,463,321)	(2,235,249)

Net transfers to separate accounts	1,727,999	2,411,758	1,358,683
Miscellaneous reconciling adjustments	(274)	5,763	6,833

Transfers as reported in the summary of operations of the life, accident and health annual statement	$1,727,725	$2,417,521	$1,365,516

A reclassification was made to the amounts previously reported to the Insurance Division, Department of Commerce, State of Iowa in the 2007 Annual Statement, to move $78,402 from net transfers to separate accounts to reserve adjustments on reinsurance ceded within the Statement of Operations, which also affected the reconciliation of net transfers to or from separate accounts as reflected in the notes to financials. This reclassification had no impact on net income.

At December 31, 2007 and 2006, the Company had separate account annuities with guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2007
Minimum guaranteed death benefit	$15,411,880	$224,163	$16,502
Minimum guaranteed income benefit	7,936,482	162,120	9,608
Guaranteed premium accumulation fund	53,508	8,212	–
Minimum guaranteed withdrawal benefit	3,483,468	36,448	(10,328)
December 31, 2006
Minimum guaranteed death benefit	$14,637,639	$174,306	$18,781
Minimum guaranteed income benefit	9,710,748	134,293	8,043
Guaranteed premium accumulation fund	54,534	8,575	–
Minimum guaranteed withdrawal benefit	60,452	440	–

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

9. Policy and Contract Attributes (continued)

For Variable Annuities with Guaranteed Living Benefits (VAGLB), which includes minimum guaranteed income, minimum guaranteed withdrawal and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a stand alone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization, and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2007 and 2006, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2007
Life and annuity:
Ordinary direct first year business	$559	$399	$160
Ordinary direct renewal business	21,399	7,100	14,299
Group life direct business	2,665	2,060	605

Total life and annuity	24,623	9,559	15,064
Accident and health – direct	5,758	—	5,758

	$30,381	$9,559	$20,822

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

9. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2006
Life and annuity:
Ordinary direct first year business	$4,172	$2,781	$1,391
Ordinary direct renewal business	21,163	6,794	14,369
Group life direct business	2,680	1,913	767

Total life and annuity	28,015	11,488	16,527
Accident and health - direct	3,917	—	3,917

	$31,932	$11,488	$20,444

At December 31, 2007 and 2006, the Company had insurance in force aggregating $734,408 and $853,719, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $121,452 and $24,001 to cover these deficiencies at December 31, 2007 and 2006, respectively.

10. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2008, without the prior approval of insurance regulatory authorities, is $198,528.

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based the based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for each of the years ended December 31, 2007, 2006 and 2005 was $3,310, $2,679 and $2,789, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Benefits expense of $1,912, $1,683 and $1,515 were allocated for the years ended December 31, 2007, 2006 and 2005, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2007, 2006 and 2005 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

11. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans, calculated on the pay-as-you-go basis, are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $278, $215 and $273, for the years ended December 31, 2007, 2006 and 2005, respectively.

12. Sales, Transfer, and Servicing of Financial Assets, and Extinguishments of Liabilities

During 2006 and 2005, the Company sold $6,050 and $10,788, respectively, of agent balances without recourse to an affiliated company. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and as a result retains such balances as non-admitted receivables. Receivables in the amount of $13,383 and $9,846 were non-admitted as of December 31, 2007 and 2006, respectively.

The Company has recorded liabilities of $127,333 and $156,180 for municipal reverse repurchase agreements as of December 31, 2007 and 2006, respectively. The reverse repurchase agreements are collateralized by securities with book values of $135,974 and $161,711 as of December 31, 2007 and 2006, respectively. These securities have maturity dates that range from 2019 to 2028 and have a weighted average interest rate of 7.63%.

At December 31, 2007, the Company did not participate in dollar reverse repurchase agreements. At December 31, 2006, securities with a book value of $486,968 and a market value of $489,615 were subject to dollar reverse repurchase agreements. The Company has an outstanding liability for borrowed money in the amount of $493,336 as of December 31, 2006 due to participation in dollar reverse repurchase agreements.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

12. Sales, Transfer, and Servicing of Financial Assets, and Extinguishments of Liabilities (continued)

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 100%/102% of the fair market value of the loaned government/other domestic securities, respectively, as of the transaction date. If the fair value of the collateral is at any time less than 100%/102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 100%/102% of the fair value of the loaned government/other domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security. At December 31, 2007 and 2006, the value of securities loaned amounted to $1,079,702, and $1,501,263, respectively. At December 31, 2007, the collateral the Company received from securities lending was in the form of cash.

13. Related Party Transactions

The Company is party to a common cost allocation service arrangement between AEGON USA, Inc. companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2007, 2006 and 2005, the Company paid $89,291, $108,387 and $82,913, respectively, for these services, which approximates their costs to the affiliates. During 2006, the Company executed an administrative service agreement with Transamerica Fund Advisors, Inc. (TFA) to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $48,726 and $42,513 for these services during 2007 and 2006, respectively.

Payables to affiliates bear interest at the thirty-day commercial paper rate. At December 31, 2007 and 2006, the Company reported a net amount of $110,594 and $64,775 due to Parent, Subsidiary and Affiliated Companies, respectively. The 2007 balance excludes $70,800 of short-term intercompany notes payable. The 2006 balance excludes $338,000 of short-term intercompany notes receivable. Terms of the settlement require that these amounts are settled within 90 days.

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

13. Related Party Transactions (continued)

At December 31, 2007 the Company had short-term notes receivable of $314,800, $29,700, and $595,600 from Transamerica Corporation, TIRE and AEGON, respectively. The Transamerica Corporation note is due by August 28, 2008 and bears interest at 5.28%. The TIRE and AEGON notes are due by December 10, 2008 and December 27, 2008, respectively. Both of these notes bear interest at 4.75%. These notes are reported as short-term investments. The Company has short-term notes payable to TOLIC, LIICA and Stonebridge Life Insurance Company of $42,500, $18,400 and $9,900 at December 31, 2007. All three notes are due by December 30, 2008 and bear interest at 4.75%. At December 31, 2006 the Company had a short-term note receivable of $338,000 from Transamerica Corporation. The note was due by June 22, 2007. During 2007, 2006 and 2005, the Company paid net interest of $7,774, $5,767 and $14,352, respectively, to affiliates.

At December 31, 2007 and 2006, the Company has a note payable to Commonwealth General Corporation of $10,000, bearing interest at 6% and due on December 31, 2030.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $264,159 and $255,273 at December 31, 2007 and 2006, respectively.

14. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $5,485,324 as of December 31, 2007. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results.

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

14. Commitments and Contingencies (continued)

The Company has also provided a guarantee for the obligations of non-insurance affiliates. These entities accept assignments of structured settlement payment obligations from other insurers and purchases structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

At December 31, 2007, 2006 and 2005, the Company had entered into an agreement with commitment amounts of $21,090, $21,090 and $21,090, respectively, for which it was paid a fee to provide credit enhancement and standby liquidity asset purchase agreements on municipal variable rate demand note facilities. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

At December 31, 2007 and 2006, the net amount of securities being acquired (sold) on a “to be announced” (TBA) basis was $38,086 and $(10,668), respectively.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2007 and 2006, the Company has pledged invested assets with a carrying value and market value of $117,615 and $118,526, respectively, in conjunction with these transactions.

Assets in the amount of $1,598,229 and $1,553,519 as of December 31, 2007 and 2006, respectively, were pledged as collateral in conjunction with funding agreements associated with the Federal Home Loan Bank.

The Company has contingent commitments for $706,323 and $649,558 at December 31, 2007 and 2006, respectively, for joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $15,733 and $3,361, respectively.

At December 31, 2007 and 2006 the Company has mortgage loan commitments of $199,312 and $381,650, respectively.

Private placement commitments outstanding were at December 31, 2007 and 2006 were $83,844 and $144,009 respectively.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

14. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $3,497 and $3,931 with no offsetting premium tax benefit at December 31, 2007 and 2006, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $813, $1,116 and $286 for the years ended December 31, 2007, 2006 and 2005, respectively.

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

15. Reconciliation to Statutory Annual Statement

The following is a reconciliation of amounts previously reported to the Insurance Division, Department of Commerce, of the State of Iowa in the 2007 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

2007
Balance Sheet:
Assets as reported in the Company’s Annual Statement	$73,509,106
Adjust federal income tax recoverable	–

Assets as reported in the accompanying audited statutory-basis balance sheet	$73,509,106

Liabilities as reported in the Company’s Annual Statement	$71,519,356
Adjust federal income taxes payable	–

Liabilities as reported in the accompanying audited statutory-basis balance sheet	$71,519,356

Capital and surplus as reported in the Company’s Annual Statement	$1,989,749
Decrease change in aggregate reserves for annuity policies and contracts	45,055
Adjust federal income tax expense	(15,769)
Decrease surplus net of tax – correction of an error	(29,286)

Total capital and surplus as reported in the accompanying audited statutory-basis balance sheet	$1,989,749

Statements of Income (Operations):
Statutory net income (loss) as reported in the Company’s Annual Statement	$241,492
Decrease change in aggregate reserves for annuity policies and contracts	45,055
Adjust federal income tax expense	(15,769)

Total statutory net income (loss) per financial statements	$270,778

The 2007 Annual Statement included an increase in aggregate reserves for annuity policies and contract that should have been recognized through income during 2006. There was no impact to the 2006 or 2005 financial statements due to this change.

64

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2007

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$447,899	$455,339	$447,899
States, municipalities and political subdivisions	1,147,105	1,150,824	1,147,105
Foreign governments	495,284	524,821	495,284
Public utilities	1,746,365	1,772,036	1,746,365
All other corporate bonds	24,150,966	23,996,543	24,150,966
Preferred stocks	1,328,054	1,243,658	1,328,054

Total fixed maturities	29,315,673	29,143,221	29,315,673
Equity securities
Common stocks:
Public utilities	–	–	–
Banks, trust and insurance	68,085	68,012	68,012
Industrial, miscellaneous and all other	101,783	107,391	107,391

Total common stocks	169,868	175,403	175,403
Mortgage loans on real estate	6,038,594		6,038,594
Real estate	28,891		28,891
Policy loans	92,978		92,978
Other long-term investments	2,152,611		2,152,611
Cash, cash equivalents and short-term investments	1,182,364		1,182,364

Total investments	$38,980,979		$38,986,514

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

65

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2007
Individual life	$3,589,561	$–	$24,055	$56,610	$274,448	$84,829	$1,813,371
Individual health	735,347	11,524	26,983	129,011	51,650	155,934	37,813	$129,457
Group life and health	443,821	3,342	23,159	125,794	32,405	106,638	72,145	209,854
Annuity	19,297,739	–	2,730	5,168,514	1,934,693	5,792,586	1,813,485

	$24,066,468	$14,866	$76,927	$5,479,929	$2,293,196	$6,139,987	$3,736,814

Year ended December 31, 2006
Individual life	$3,757,098	$–	$22,168	$331,370	$254,197	$237,374	$1,991,303
Individual health	654,089	12,108	27,846	132,849	41,169	168,879	39,561	$132,054
Group life and health	426,975	3,529	20,792	123,312	28,551	91,478	66,974	200,964
Annuity	23,038,230	–	3,839	4,322,254	2,052,994	4,777,487	1,465,687

	$27,876,392	$15,637	$74,645	$4,909,785	$2,376,911	$5,275,218	$3,563,525

Year ended December 31, 2005
Individual life	$3,733,738	$–	$21,092	$658,856	$231,660	$212,786	$659,658
Individual health	562,473	11,670	22,345	126,590	32,417	146,318	42,532	$127,460
Group life and health	411,648	3,611	28,479	128,286	24,716	124,052	52,140	214,013
Annuity	26,901,713	–	5,628	4,191,485	2,101,261	4,691,047	1,538,213

	$31,609,572	$15,281	$77,544	$5,105,217	$2,390,054	$5,174,203	$2,292,543

*Allocations	of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

66

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2007
Life insurance in force	$35,254,514	$6,996,197	$93,241	$28,351,558	0%

Premiums:
Individual life	$1,867,637	$1,814,808	$3,781	$56,610	7
Individual health	129,457	446	–	129,011	0
Group life and health	209,854	84,060	–	125,794	0
Annuity	6,274,446	1,177,802	71,870	5,168,514	1

	$8,481,394	$3,077,116	$75,651	$5,479,929	1%

Year ended December 31, 2006
Life insurance in force	$37,877,300	$6,921,308	$99,276	$31,055,268	0%

Premiums:
Individual life	$2,005,429	$1,678,175	$4,116	$331,370	1%
Individual health	132,054	(795)	–	132,849	0
Group life and health	200,964	77,652	–	123,312	0
Annuity	4,944,401	851,562	229,415	4,322,254	5

	$7,282,848	$2,606,594	$233,531	$4,909,785	5%

Year ended December 31, 2005
Life insurance in force	$44,440,385	$13,277,543	$95,282	$31,258,124	0%

Premiums:
Individual life	$901,447	$246,822	$4,231	$658,856	1%
Individual health	127,460	870	–	126,590	0
Group life and health	214,013	85,727	–	128,286	0
Annuity	5,020,800	947,398	118,083	4,191,485	3

	$6,263,720	$1,280,817	$122,314	$5,105,217	2%

67

FINANCIAL STATEMENTS

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Year Ended December 31, 2007

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Financial Statements

Year Ended December 31, 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Retirement Income Builder – BAI Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Separate Account VA K of Transamerica Life Insurance Company (comprised of the Asset Allocation – Growth, Asset Allocation – Conservative, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, JPMorgan Core Bond, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Clarion Global Real Estate Securities, JPMorgan Mid Cap Value, Transamerica Small/Mid Cap Value, Federated Market Opportunity, Jennison Growth, MFS High Yield, PIMCO Total Return, Legg Mason Partners All Cap, Third Avenue Value, T. Rowe Price Equity Income, T. Rowe Price Small Cap, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Money Market, Van Kampen Mid-Cap Growth, Transamerica U.S. Government Securities – PAM Fund, International Moderate Growth Fund, AIM V.I. Capital Appreciation, AIM V.I. Core Equity, AllianceBernstein Large Cap Growth, AllianceBernstein Global Technology, Franklin Small-Midcap Growth Securities, Franklin Small Cap Value Securities, Mutual Shares Securities, Templeton Foreign Securities, Janus Aspen – Worldwide Growth, MFS Emerging Growth, MFS Research, MFS Total Return, MFS Utilities, Columbia Asset Allocation Fund, Columbia High Yield Fund, Columbia Marsico Growth Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico International Opportunities Fund, Columbia Marsico 21st Century Fund, Columbia Marsico MidCap Growth Fund, Columbia Small Company Growth Fund, Columbia Large Cap Value Fund, Oppenheimer Capital Appreciation, Oppenheimer Main Street, Oppenheimer Strategic Bond, Putnam VT Growth and Income, Putnam VT Research, Fidelity VIP – Equity-Income, Fidelity VIP – Growth, Fidelity VIP – Growth Opportunities, Fidelity VIP – Index 500, Fidelity VIP – Mid Cap, and Fidelity VIP – Value Strategies subaccounts), which are available for investment by contract owners of Retirement Income Builder – BAI Variable Annuity, as of December 31, 2007, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts comprising Separate Account VA K of Transamerica Life Insurance Company, which are available for investment by contract owners of the Retirement Income Builder – BAI Variable Annuity at December 31, 2007, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 21, 2008

1

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2007

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	JPMorgan Core Bond Subaccount	Capital Guardian Global Subaccount
Assets
Investment in securities:
Number of shares	1,079,588.796	1,600,413.283	3,392,009.785	3,894,902.081	465,476.773	98,654.529

Cost	$13,273,560	$17,732,311	$37,550,132	$47,632,569	$5,705,783	$1,022,498

Investments in mutual funds, at net asset value	$14,865,938	$18,388,749	$43,756,926	$54,801,272	$5,497,281	$966,814
Receivable for units sold	—	13	—	—	—	—

Total assets	14,865,938	18,388,762	43,756,926	54,801,272	5,497,281	966,814

Liabilities
Payable for units redeemed	2	—	19	3	2	—

	$14,865,936	$18,388,762	$43,756,907	$54,801,269	$5,497,279	$966,814

Net Assets:
Deferred annuity contracts terminable by owners	$14,865,936	$18,388,762	$43,756,907	$54,801,269	$5,497,279	$966,814

Total net assets	$14,865,936	$18,388,762	$43,756,907	$54,801,269	$5,497,279	$966,814

Accumulation units outstanding:
M&E - 1.05%	1,632,869	561,325	2,654,992	4,801,637	76,604	6,873

M&E - 1.25%	770,830	4,027,156	8,412,808	6,152,992	1,474,075	204,647

M&E - 1.30%	1,593,675	782,865	4,087,563	5,521,622	316,274	35,606

M&E - 1.40%	1,002,185	1,018,527	2,447,184	2,808,567	842,056	5,893

M&E - 1.50%	3,579,334	6,261,160	11,081,368	11,741,714	1,769,754	250,800

M&E - 1.75%	—	—	—	—	—	—

M&E - 1.80%	—	528,024	514,017	1,116,780	—	—

M&E - 1.90%	—	—	—	—	—	—

M&E - 2.00%	219,851	—	—	2,080,967	—	—

Accumulation unit value:
M&E - 1.05%	$1.918579	$1.498674	$1.636770	$1.777749	$1.153832	$1.874994

M&E - 1.25%	$1.582269	$1.393535	$1.469438	$1.538888	$1.245141	$1.938874

M&E - 1.30%	$1.896569	$1.481507	$1.617979	$1.757370	$1.140622	$1.853492

M&E - 1.40%	$1.569060	$1.381913	$1.457116	$1.526006	$1.234745	$1.923376

M&E - 1.50%	$1.560311	$1.374142	$1.449009	$1.517482	$1.227846	$1.913129

M&E - 1.75%	$1.538689	$1.355133	$1.428931	$1.496470	$1.210841	$1.887795

M&E - 1.80%	$1.853452	$1.447810	$1.581214	$1.717430	$1.114666	$1.811322

M&E - 1.90%	$1.525895	$1.343874	$1.417036	$1.484023	$1.200772	$1.872821

M&E - 2.00%	$1.517437	$1.336403	$1.409229	$1.475825	$1.194098	$1.862847

See accompanying notes.

2

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2007

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	JP Morgan Mid Cap Value Subaccount	Transamerica Small/Mid Cap Value Subaccount	Federated Market Opportunity Subaccount
Assets
Investment in securities:
Number of shares	115,307.337	170,135.772	47,244.470	157,343.896	17,278.630	296,887.903

Cost	$1,118,618	$3,049,519	$1,115,069	$2,012,943	$231,003	$4,872,474

Investments in mutual funds, at net asset value	$1,170,369	$3,120,290	$927,881	$2,484,460	$381,858	$4,352,377
Receivable for units sold	3	—	2	1	2	1

Total assets	1,170,372	3,120,290	927,883	2,484,461	381,860	4,352,378

Liabilities
Payable for units redeemed	—	11	—	—	—	—

	$1,170,372	$3,120,279	$927,883	$2,484,461	$381,860	$4,352,378

Net Assets:
Deferred annuity contracts terminable by owners	$1,170,372	$3,120,279	$927,883	$2,484,461	$381,860	$4,352,378

Total net assets	$1,170,372	$3,120,279	$927,883	$2,484,461	$381,860	$4,352,378

Accumulation units outstanding:
M&E - 1.05%	1,846	19,745	55,633	2,434	—	208,640

M&E - 1.25%	224,142	639,194	91,045	774,809	100,397	1,113,616

M&E - 1.30%	39,390	138,542	61,901	97,024	—	434,454

M&E - 1.40%	115,890	158,868	86,307	153,823	47,526	307,753

M&E - 1.50%	319,488	871,592	89,620	622,733	27,963	1,284,962

M&E - 1.75%	—	—	—	—	—	—

M&E - 1.80%	—	—	—	1,020	—	3,185

M&E - 1.90%	—	—	—	—	—	—

M&E - 2.00%	—	—	—	—	—	—

Accumulation unit value:
M&E - 1.05%	$1.544450	$1.697050	$2.443473	$1.824432	—	$1.343994

M&E - 1.25%	$1.692347	$1.722802	$2.421014	$1.494213	$2.180801	$1.299602

M&E - 1.30%	$1.526723	$1.677566	$2.415486	$1.803512	—	$1.328567

M&E - 1.40%	$1.678799	$1.709046	$2.404337	$1.481725	$2.162576	$1.288766

M&E - 1.50%	$1.669861	$1.699925	$2.393322	$1.473481	$2.150466	$1.281557

M&E - 1.75%	$1.647761	$1.677409	$2.366000	$1.453069	$2.120741	$1.263813

M&E - 1.80%	$1.492029	$1.639438	$2.360568	$1.762507	—	$1.298372

M&E - 1.90%	$1.634662	$1.664094	$2.349762	$1.440979	$2.103096	$1.253269

M&E - 2.00%	$1.625968	$1.655291	$2.339040	$1.433017	$2.091400	$1.246339

See accompanying notes.

3

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2007

	Jennison Growth Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Third Avenue Value Subaccount	T. Rowe Price Equity Income Subaccount
Assets
Investment in securities:
Number of shares	8,156.157	166,437.974	2,350,162.496	11,867.420	135,581.652	453,732.192

Cost	$65,056	$1,593,531	$25,781,048	$169,858	$2,827,367	$8,580,633

Investments in mutual funds, at net asset value	$67,288	$1,454,668	$27,379,393	$164,720	$2,948,901	$8,657,210
Receivable for units sold	—	—	8	—	—	2

Total assets	67,288	1,454,668	27,379,401	164,720	2,948,901	8,657,212

Liabilities
Payable for units redeemed	—	4	—	9	5	—

	$67,288	$1,454,664	$27,379,401	$164,711	$2,948,896	$8,657,212

Net Assets:
Deferred annuity contracts terminable by owners	$67,288	$1,454,664	$27,379,401	$164,711	$2,948,896	$8,657,212

Total net assets	$67,288	$1,454,664	$27,379,401	$164,711	$2,948,896	$8,657,212

Accumulation units outstanding:
M&E - 1.05%	—	1,476	1,447,653	—	4,710	39,990

M&E - 1.25%	15,262	424,613	5,961,266	51,363	570,436	2,443,253

M&E - 1.30%	2,935	205,924	4,816,687	17,789	85,260	239,618

M&E - 1.40%	—	185,405	2,537,564	2,021	246,609	1,142,767

M&E - 1.50%	33,771	251,222	7,459,047	28,531	696,528	2,055,553

M&E - 1.75%	—	—	—	—	—	—

M&E - 1.80%	—	—	73,178	—	—	3,288

M&E - 1.90%	—	—	—	—	—	—

M&E - 2.00%	—	—	—	—	—	—

Accumulation unit value:
M&E - 1.05%	$1.636802	$1.317649	$1.181768	$1.673730	$2.253220	$1.722289

M&E - 1.25%	$1.287773	$1.383421	$1.260541	$1.658357	$1.830009	$1.458903

M&E - 1.30%	$1.618014	$1.302540	$1.168200	$1.654525	$2.227383	$1.702535

M&E - 1.40%	$1.277012	$1.371874	$1.249982	$1.646915	$1.814712	$1.446688

M&E - 1.50%	$1.269893	$1.364220	$1.243039	$1.639356	$1.804591	$1.438646

M&E - 1.75%	$1.252278	$1.345331	$1.225779	$1.620601	$1.779612	$1.418705

M&E - 1.80%	$1.581262	$1.272938	$1.141633	$1.616907	$2.176748	$1.663844

M&E - 1.90%	$1.241869	$1.334127	$1.215586	$1.609514	$1.764781	$1.406922

M&E - 2.00%	$1.234997	$1.326743	$1.208880	$1.602174	$1.755054	$1.399127

See accompanying notes.

4

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2007

	T. Rowe Price Small Cap Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Van Kampen Mid-Cap Growth Subaccount
Assets
Investment in securities:
Number of shares	273,176.363	157,101.001	260,671.017	52,377.965	6,045,888.590	41,890.853

Cost	$2,818,032	$1,812,505	$5,457,123	$805,100	$6,045,889	$680,542

Investments in mutual funds, at net asset value	$2,805,521	$1,960,620	$7,533,392	$952,231	$6,045,889	$1,082,041
Receivable for units sold	2	2	9	—	38	—

Total assets	2,805,523	1,960,622	7,533,401	952,231	6,045,927	1,082,041

Liabilities
Payable for units redeemed	—	—	—	—	—	3

	$2,805,523	$1,960,622	$7,533,401	$952,231	$6,045,927	$1,082,038

Net Assets:
Deferred annuity contracts terminable by owners	$2,805,523	$1,960,622	$7,533,401	$952,231	$6,045,927	$1,082,038

Total net assets	$2,805,523	$1,960,622	$7,533,401	$952,231	$6,045,927	$1,082,038

Accumulation units outstanding:
M&E - 1.05%	32,456	54,435	227,028	58,361	110,845	33,643

M&E - 1.25%	739,401	388,724	1,491,113	87,004	1,950,707	310,500

M&E - 1.30%	92,668	301,418	457,771	133,224	1,320,720	10,417

M&E - 1.40%	394,533	214,443	595,081	24,887	450,321	120,468

M&E - 1.50%	778,353	191,506	1,417,195	151,382	1,777,055	316,116

M&E - 1.75%	—	—	—	—	—	—

M&E - 1.80%	646	3,726	4,427	967	—	—

M&E - 1.90%	—	—	—	—	—	—

M&E - 2.00%	—	—	—	—	—	—

Accumulation unit value:
M&E - 1.05%	$1.779737	$1.720252	$1.991599	$2.116269	$1.093953	$1.779095

M&E - 1.25%	$1.361104	$1.704447	$1.774053	$2.096817	$1.083559	$1.353501

M&E - 1.30%	$1.759306	$1.700523	$1.968784	$2.091994	$1.081391	$1.758693

M&E - 1.40%	$1.349734	$1.692710	$1.759231	$2.082410	$1.074512	$1.342174

M&E - 1.50%	$1.342197	$1.684929	$1.749429	$2.072825	$1.068550	$1.334674

M&E - 1.75%	$1.323601	$1.665686	$1.725171	$2.049165	$1.053738	$1.316169

M&E - 1.80%	$1.719318	$1.661852	$1.924050	$2.044471	$1.056808	$1.718723

M&E - 1.90%	$1.312572	$1.654252	$1.710818	$2.035122	$1.044991	$1.305225

M&E - 2.00%	$1.305309	$1.646704	$1.701346	$2.025794	$1.039186	$1.297986

See accompanying notes.

5

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2007

	Transamerica U.S. Government Securities-PAM Fund Subaccount	International Moderate Growth Fund Subaccount	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Core Equity Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Global Technology Subaccount
Assets
Investment in securities:
Number of shares	10,473.639	71,706.352	19,958.380	19,516.189	13,922.424	7,566.636

Cost	$127,779	$761,938	$425,530	$463,699	$304,108	$122,313

Investments in mutual funds, at net asset value	$128,093	$797,375	$577,795	$563,628	$417,116	$153,678
Receivable for units sold	—	—	1	—	—	—

Total assets	128,093	797,375	577,796	563,628	417,116	153,678

Liabilities
Payable for units redeemed	1	—	—	—	1	—

	$128,092	$797,375	$577,796	$563,628	$417,115	$153,678

Net Assets:
Deferred annuity contracts terminable by owners	$128,092	$797,375	$577,796	$563,628	$417,115	$153,678

Total net assets	$128,092	$797,375	$577,796	$563,628	$417,115	$153,678

Accumulation units outstanding:
M&E - 1.05%	115,459	—	29,285	—	—	3,712

M&E - 1.25%	—	167,863	140,719	155,161	187,630	54,873

M&E - 1.30%	—	130,764	42,366	14,588	5,613	—

M&E - 1.40%	—	—	80,113	73,797	59,052	13,926

M&E - 1.50%	—	421,296	132,645	154,816	74,957	45,264

M&E - 1.75%	—	—	—	—	—	—

M&E - 1.80%	—	—	—	—	—	—

M&E - 1.90%	—	—	—	—	—	—

M&E - 2.00%	—	—	—	—	—	—

Accumulation unit value:
M&E - 1.05%	$1.109418	$1.114083	$1.612398	$1.666156	$1.553294	$1.794383

M&E - 1.25%	$1.100331	$1.110417	$1.319374	$1.416264	$1.276145	$1.297380

M&E - 1.30%	$1.098069	$1.109500	$1.593907	$1.647040	$1.535465	$1.773771

M&E - 1.40%	$1.093594	$1.107672	$1.308318	$1.404396	$1.265452	$1.286520

M&E - 1.50%	$1.089107	$1.105858	$1.301026	$1.396577	$1.258402	$1.279338

M&E - 1.75%	$1.077987	$1.101316	$1.283006	$1.377216	$1.240980	$1.261626

M&E - 1.80%	$1.075792	$1.100410	$1.557634	$1.609598	$1.500531	$1.733489

M&E - 1.90%	$1.071413	$1.098611	$1.272327	$1.365781	$1.230645	$1.251085

M&E - 2.00%	$1.067071	$1.096824	$1.265249	$1.358185	$1.223830	$1.244172

6

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2007

	Franklin Small- Midcap Growth Securities Subaccount	Franklin Small Cap Value Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Janus Aspen – Worldwide Growth Subaccount	MFS Emerging Growth Subaccount	MFS Research Subaccount
Assets
Investment in securities:
Number of shares	165,593.316	98,175.445	369,294.803	288,690.926	33,416.673	11,074.974	23,668.437

Cost	$2,791,891	$1,559,321	$6,012,544	$3,940,990	$840,454	$214,079	$296,630

Investments in mutual funds, at net asset value	$3,793,743	$1,678,800	$7,456,062	$5,845,991	$1,170,586	$272,555	$477,156
Receivable for units sold	2	—	—	3	—	4	—

Total assets	3,793,745	1,678,800	7,456,062	5,845,994	1,170,586	272,559	477,156

Liabilities
Payable for units redeemed	—	2	1	—	3	—	4

	$3,793,745	$1,678,798	$7,456,061	$5,845,994	$1,170,583	$272,559	$477,152

Net Assets:
Deferred annuity contracts terminable by owners	$3,793,745	$1,678,798	$7,456,061	$5,845,994	$1,170,583	$272,559	$477,152

Total net assets	$3,793,745	$1,678,798	$7,456,061	$5,845,994	$1,170,583	$272,559	$477,152

Accumulation units outstanding:
M&E - 1.05%	67,024	121,505	24,836	74,377	—	7,156	4,707

M&E - 1.25%	715,922	179,225	1,532,607	1,097,786	413,666	62,018	39,231

M&E - 1.30%	211,173	282,575	486,536	213,774	5,636	40,255	4,485

M&E - 1.40%	295,616	8,651	628,424	699,056	87,347	12,598	86,018

M&E - 1.50%	1,387,228	276,900	1,912,427	1,075,697	403,616	54,069	202,688

M&E - 1.75%	—	—	—	—	—	—	—

M&E - 1.80%	1,467	1,783	256,316	40,093	—	—	—

M&E - 1.90%	—	—	—	—	—	—	—

M&E - 2.00%	—	—	—	—	—	—	—

Accumulation unit value:
M&E - 1.05%	$1.788383	$1.952391	$1.758105	$2.310408	$1.697548	$1.835455	$1.760681

M&E - 1.25%	$1.388373	$1.934438	$1.517063	$1.787121	$1.292589	$1.458085	$1.421269

M&E - 1.30%	$1.767871	$1.929992	$1.737929	$2.283940	$1.678037	$1.814386	$1.740485

M&E - 1.40%	$1.375477	$1.921134	$1.504387	$1.772166	$1.281780	$1.445900	$1.409376

M&E - 1.50%	$1.367793	$1.912330	$1.496027	$1.762296	$1.274642	$1.437845	$1.401511

M&E - 1.75%	$1.348852	$1.890450	$1.475283	$1.737871	$1.256980	$1.417850	$1.382130

M&E - 1.80%	$1.727700	$1.886120	$1.698435	$2.232047	$1.639912	$1.773128	$1.700919

M&E - 1.90%	$1.337625	$1.877510	$1.463016	$1.723444	$1.246506	$1.406146	$1.370590

M&E - 2.00%	$1.330199	$1.868919	$1.454871	$1.713868	$1.239604	$1.398277	$1.362976

See accompanying notes.

7

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2007

	MFS Total Return Subaccount	MFS Utilities Subaccount	Columbia Asset Allocation Fund Subaccount	Columbia High Yield Fund Subaccount	Columbia Marsico Growth Fund Subaccount	Columbia Marsico Focused Equities Fund Subaccount	Columbia Marsico International Opportunities Fund Subaccount
Assets
Investment in securities:
Number of shares	397,570.122	48,979.226	423.849	563,216.576	511,678.807	405,780.678	427,258.353

Cost	$7,498,184	$1,329,059	$6,774	$5,991,459	$7,782,888	$5,512,355	$7,123,959

Investments in mutual funds, at net asset value	$8,523,903	$1,670,681	$6,464	$6,274,233	$11,400,204	$9,280,204	$10,779,728
Receivable for units sold	—	1	—	—	2	—	—

Total assets	8,523,903	1,670,682	6,464	6,274,233	11,400,206	9,280,204	10,779,728

Liabilities
Payable for units redeemed	6	—	—	11	—	4	3

	$8,523,897	$1,670,682	$6,464	$6,274,222	$11,400,206	$9,280,200	$10,779,725

Net Assets:
Deferred annuity contracts terminable by owners	$8,523,897	$1,670,682	$6,464	$6,274,222	$11,400,206	$9,280,200	$10,779,725

Total net assets	$8,523,897	$1,670,682	$6,464	$6,274,222	$11,400,206	$9,280,200	$10,779,725

Accumulation units outstanding:
M&E - 1.05%	116,531	54,804	—	156,071	381,370	84,166	233,805

M&E - 1.25%	1,655,612	192,564	—	968,181	2,057,495	1,880,441	1,538,848

M&E - 1.30%	316,438	26,856	5,715	569,897	1,259,598	304,258	819,777

M&E - 1.40%	915,730	237,786	—	897,576	828,683	1,013,016	484,161

M&E - 1.50%	3,205,473	101,956	—	1,596,508	2,926,836	2,892,779	1,437,376

M&E - 1.75%	—	—	—	—	—	—	—

M&E - 1.80%	239,796	—	—	—	23,997	—	11,673

M&E - 1.90%	—	—	—	—	—	—	—

M&E - 2.00%	—	—	—	—	—	—	—

Accumulation unit value:
M&E - 1.05%	$1.429190	$2.988082	$1.135808	$1.428581	$1.799653	$1.803707	$2.646480

M&E - 1.25%	$1.323958	$2.699162	$1.132039	$1.528456	$1.462417	$1.496422	$2.324075

M&E - 1.30%	$1.412818	$2.953796	$1.131105	$1.412198	$1.778984	$1.782993	$2.616160

M&E - 1.40%	$1.312887	$2.676602	$1.129246	$1.515610	$1.450164	$1.483919	$2.304688

M&E - 1.50%	$1.305576	$2.661703	$1.127371	$1.507200	$1.442071	$1.475651	$2.291827

M&E - 1.75%	$1.287474	$2.624798	$1.122738	$1.486308	$1.422096	$1.455215	$2.260104

M&E - 1.80%	$1.380686	$2.886676	$1.121802	$1.380093	$1.738580	$1.742508	$2.556668

M&E - 1.90%	$1.276757	$2.603053	$1.119967	$1.473931	$1.410282	$1.443078	$2.241279

M&E - 2.00%	$1.269680	$2.588558	$1.118123	$1.465731	$1.402453	$1.435098	$2.228894

See accompanying notes.

8

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2007

	Columbia Marsico 21st Century Fund Subaccount	Columbia Marsico MidCap Growth Fund Subaccount	Columbia Small Company Growth Fund Subaccount	Columbia Large Cap Value Fund Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Strategic Bond Subaccount
Assets
Investment in securities:
Number of shares	207,206.598	408,276.656	11,104.273	236,099.735	30,901.033	107,538.036	726,790.707

Cost	$2,409,199	$3,114,508	$149,655	$4,359,697	$970,311	$1,887,588	$3,745,860

Investments in mutual funds, at net asset value	$3,033,505	$3,547,924	$161,012	$4,379,650	$1,445,550	$2,729,315	$4,106,367
Receivable for units sold	—	8	5	—	5	—	—

Total assets	3,033,505	3,547,932	161,017	4,379,650	1,445,555	2,729,315	4,106,367

Liabilities
Payable for units redeemed	3	—	—	2	—	5	—

	$3,033,502	$3,547,932	$161,017	$4,379,648	$1,445,555	$2,729,310	$4,106,367

Net Assets:
Deferred annuity contracts terminable by owners	$3,033,502	$3,547,932	$161,017	$4,379,648	$1,445,555	$2,729,310	$4,106,367

Total net assets	$3,033,502	$3,547,932	$161,017	$4,379,648	$1,445,555	$2,729,310	$4,106,367

Accumulation units outstanding:
M&E - 1.05%	133,505	177,513	15,396	365,671	5,975	—	51,353

M&E - 1.25%	427,257	683,815	46,230	817,309	532,262	732,256	1,212,041

M&E - 1.30%	194,640	168,320	90,447	1,317,508	—	27,247	368,940

M&E - 1.40%	185,184	282,129	—	41,409	191,977	436,727	228,234

M&E - 1.50%	361,494	964,757	—	1,471,460	367,511	880,621	927,383

M&E - 1.75%	—	—	—	—	—	—	—

M&E - 1.80%	5,999	1,569	—	11,599	—	—	46,771

M&E - 1.90%	—	—	—	—	—	—	—

M&E - 2.00%	—	—	—	—	—	—	—

Accumulation unit value:
M&E - 1.05%	$2.453955	$2.001483	$1.062500	$1.093409	$1.622664	$1.604365	$1.357025

M&E - 1.25%	$2.294365	$1.491718	$1.058982	$1.089790	$1.323323	$1.320782	$1.479238

M&E - 1.30%	$2.425803	$1.978496	$1.058098	$1.088892	$1.604044	$1.585981	$1.341463

M&E - 1.40%	$2.275207	$1.479261	$1.056364	$1.087096	$1.312269	$1.309747	$1.466836

M&E - 1.50%	$2.262524	$1.471030	$1.054615	$1.085289	$1.304940	$1.302427	$1.458693

M&E - 1.75%	$2.231186	$1.450645	$1.050267	$1.080812	$1.286869	$1.284414	$1.438483

M&E - 1.80%	$2.370692	$1.933539	$1.049401	$1.079937	$1.567593	$1.549962	$1.310937

M&E - 1.90%	$2.212638	$1.438554	$1.047678	$1.078158	$1.276133	$1.273731	$1.426537

M&E - 2.00%	$2.200391	$1.430552	$1.045949	$1.076386	$1.269102	$1.266651	$1.418593

See accompanying notes.

9

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2007

	Putnam VT Growth and Income Subaccount	Putnam VT Research Subaccount	Fidelity VIP - Equity-Income Subaccount	Fidelity VIP - Growth Subaccount	Fidelity VIP - Growth Opportunities Subaccount	Fidelity VIP - Index 500 Subaccount	Fidelity VIP - Mid Cap Subaccount
Assets
Investment in securities:
Number of shares	28,572.430	12,413.051	363,808.187	46,100.617	24,294.753	5,625.056	147,249.059

Cost	$639,151	$145,901	$8,772,403	$1,499,107	$374,665	$877,155	$4,275,668

Investments in mutual funds, at net asset value	$660,595	$163,107	$8,574,959	$2,058,393	$538,372	$915,703	$5,246,484
Receivable for units sold	6	—	7	—	—	—	—

Total assets	660,601	163,107	8,574,966	2,058,393	538,372	915,703	5,246,484

Liabilities
Payable for units redeemed	—	4	—	2	—	—	—

	$660,601	$163,103	$8,574,966	$2,058,391	$538,372	$915,703	$5,246,484

Net Assets:
Deferred annuity contracts terminable by owners	$660,601	$163,103	$8,574,966	$2,058,391	$538,372	$915,703	$5,246,484

Total net assets	$660,601	$163,103	$8,574,966	$2,058,391	$538,372	$915,703	$5,246,484

Accumulation units outstanding:
M&E - 1.05%	—	—	345,265	34,508	—	32,763	23,030

M&E - 1.25%	380,540	85,610	1,914,779	547,938	225,486	79,119	824,425

M&E - 1.30%	2,227	—	978,445	71,801	37,822	197,469	290,670

M&E - 1.40%	99,016	18,337	610,098	155,720	—	16,833	262,537

M&E - 1.50%	50,537	31,215	1,915,401	671,645	92,628	163,049	990,310

M&E - 1.75%	—	—	—	—	—	—	—

M&E - 1.80%	—	—	7,523	7,498	—	80,956	27,794

M&E - 1.90%	—	—	—	—	—	—	—

M&E - 2.00%	—	—	—	—	—	—	—

Accumulation unit value:
M&E - 1.05%	$1.506903	$1.471087	$1.725910	$1.758821	$1.746499	$1.632775	$2.555198

M&E - 1.25%	$1.243529	$1.211993	$1.428392	$1.363033	$1.493154	$1.617769	$2.127184

M&E - 1.30%	$1.489605	$1.454202	$1.706109	$1.738592	$1.726475	$1.614027	$2.525896

M&E - 1.40%	$1.233126	$1.201853	$1.416460	$1.351658	$1.480691	$1.606607	$2.109429

M&E - 1.50%	$1.226261	$1.195163	$1.408562	$1.344142	$1.472426	$1.599220	$2.097643

M&E - 1.75%	$1.209268	$1.178607	$1.389056	$1.325499	$1.452008	$1.580971	$2.068613

M&E - 1.80%	$1.455736	$1.421153	$1.667366	$1.699117	$1.687206	$1.577346	$2.468475

M&E - 1.90%	$1.199189	$1.168780	$1.377490	$1.314445	$1.439967	$1.570123	$2.051409

M&E - 2.00%	$1.192519	$1.162276	$1.369859	$1.307173	$1.431960	$1.562947	$2.039987

See accompanying notes.

10

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2007

Fidelity VIP - Value Strategies Subaccount
Assets
Investment in securities:
Number of shares	50,418.157

Cost	$655,940

Investments in mutual funds, at net asset value	$636,277
Receivable for units sold	—

Total assets	636,277

Liabilities
Payable for units redeemed	2

$636,275

Net Assets:
Deferred annuity contracts terminable by owners	$636,275

Total net assets	$636,275

Accumulation units outstanding:
M&E - 1.05%	15,152

M&E - 1.25%	177,366

M&E - 1.30%	68,656

M&E - 1.40%	17,781

M&E - 1.50%	38,295

M&E - 1.75%	—

M&E - 1.80%	—

M&E - 1.90%	—

M&E - 2.00%	—

Accumulation unit value:
M&E - 1.05%	$2.027889

M&E - 1.25%	$2.009262

M&E - 1.30%	$2.004615

M&E - 1.40%	$1.995410

M&E - 1.50%	$1.986253

M&E - 1.75%	$1.963573

M&E - 1.80%	$1.959076

M&E - 1.90%	$1.950104

M&E - 2.00%	$1.941190

See accompanying notes.

11

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Operations

Period from Inception to December 31, 2007

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Net investment income (loss)
Income:
Dividends	$327,110	$535,625	$1,327,151	$1,379,354
Expenses:
Administrative, mortality and expense risk charge	194,221	254,898	604,438	814,271

Net investment income (loss)	132,889	280,727	722,713	565,083
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	559,442	660,243	1,161,247	1,424,477
Proceeds from sales	1,699,740	2,925,429	7,174,436	12,375,237
Cost of investments sold	1,299,462	2,249,703	4,925,210	7,686,579

Net realized capital gains (losses) on investments	959,720	1,335,969	3,410,473	6,113,135
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,880,017	1,404,317	7,522,112	10,135,474
End of period	1,592,378	656,438	6,206,794	7,168,703

Net change in unrealized appreciation/depreciation of investments	(287,639)	(747,879)	(1,315,318)	(2,966,771)

Net realized and unrealized capital gains (losses) on investments	672,081	588,090	2,095,155	3,146,364

Increase (decrease) in net assets from operations	$804,970	$868,817	$2,817,868	$3,711,447

See accompanying notes.

12

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Operations

Period from Inception to December 31, 2007

	JPMorgan Core Bond Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Net investment income (loss)
Income:
Dividends	$310,792	$8,210	$8,968	$42,054
Expenses:
Administrative, mortality and expense risk charge	82,929	13,260	17,818	52,829

Net investment income (loss)	227,863	(5,050)	(8,850)	(10,775)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	82,567	109,969	260,201
Proceeds from sales	1,588,777	139,324	197,866	744,891
Cost of investments sold	1,740,867	106,814	134,229	446,354

Net realized capital gains (losses) on investments	(152,090)	115,077	173,606	558,738
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(447,732)	10,120	232,373	849,532
End of period	(208,502)	(55,684)	51,751	70,771

Net change in unrealized appreciation/depreciation of investments	239,230	(65,804)	(180,622)	(778,761)

Net realized and unrealized capital gains (losses) on investments	87,140	49,273	(7,016)	(220,023)

Increase (decrease) in net assets from operations	$315,003	$44,223	$(15,866)	$(230,798)

See accompanying notes.

13

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Operations

Period from Inception to December 31, 2007

	Clarion Global Real Estate Securities Subaccount	JP Morgan Mid Cap Value Subaccount	Transamerica Small/Mid Cap Value Subaccount	Federated Market Opportunity Subaccount
Net investment income (loss)
Income:
Dividends	$75,493	$28,836	$3,544	$180,213
Expenses:
Administrative, mortality and expense risk charge	15,372	40,189	6,149	71,172

Net investment income (loss)	60,121	(11,353)	(2,605)	109,041
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	76,635	186,131	32,816	23,152
Proceeds from sales	697,594	828,761	231,935	2,133,447
Cost of investments sold	569,239	469,563	71,341	2,154,184

Net realized capital gains (losses) on investments	204,990	545,329	193,410	2,415
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	161,156	941,682	242,611	(285,137)
End of period	(187,188)	471,517	150,855	(520,097)

Net change in unrealized appreciation/depreciation of investments	(348,344)	(470,165)	(91,756)	(234,960)

Net realized and unrealized capital gains (losses) on investments	(143,354)	75,164	101,654	(232,545)

Increase (decrease) in net assets from operations	$(83,233)	$63,811	$99,049	$(123,504)

See accompanying notes.

14

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Operations

Period from Inception to December 31, 2007

	Jennison Growth Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount
Net investment income (loss)
Income:
Dividends	$45	$155,549	$728,495	$1,835
Expenses:
Administrative, mortality and expense risk charge	1,151	22,024	390,881	2,009

Net investment income (loss)	(1,106)	133,525	337,614	(174)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	4,156	91	1,981	7,307
Proceeds from sales	132,882	483,230	5,613,745	27,130
Cost of investments sold	137,985	501,805	5,375,952	25,739

Net realized capital gains (losses) on investments	(947)	(18,484)	239,774	8,698

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(9,493)	(29,225)	154,635	4,021
End of period	2,232	(138,863)	1,598,345	(5,138)

Net change in unrealized appreciation/depreciation of investments	11,725	(109,638)	1,443,710	(9,159)

Net realized and unrealized capital gains (losses) on investments	10,778	(128,122)	1,683,484	(461)

Increase (decrease) in net assets from operations	$9,672	$5,403	$2,021,098	$(635)

See accompanying notes.

15

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Operations

Period from Inception to December 31, 2007

	Third Avenue Value Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Small Cap Subaccount	Transamerica Convertible Securities Subaccount
Net investment income (loss)
Income:
Dividends	$154,761	$201,988	$—	$36,398
Expenses:
Administrative, mortality and expense risk charge	54,994	129,984	42,189	25,007

Net investment income (loss)	99,767	72,004	(42,189)	11,391
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	554,528	851,212	283,518	190,054
Proceeds from sales	1,703,828	2,416,632	739,993	408,324
Cost of investments sold	858,846	1,729,254	529,440	378,649

Net realized capital gains (losses) on investments	1,399,510	1,538,590	494,071	219,729
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,582,316	1,466,853	188,826	91,808
End of period	121,534	76,577	(12,511)	148,115

Net change in unrealized appreciation/depreciation of investments	(1,460,782)	(1,390,276)	(201,337)	56,307

Net realized and unrealized capital gains (losses) on investments	(61,272)	148,314	292,734	276,036

Increase (decrease) in net assets from operations	$38,495	$220,318	$250,545	$287,427

See accompanying notes.

16

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Operations

Period from Inception to December 31, 2007

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Van Kampen Mid-Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$1,871	$472	$326,338	$—
Expenses:
Administrative, mortality and expense risk charge	112,719	13,108	91,429	13,697

Net investment income (loss)	(110,848)	(12,636)	234,909	(13,697)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	329,690	76,003	(2)	—
Proceeds from sales	2,824,823	430,973	6,942,351	149,414
Cost of investments sold	1,449,099	317,981	6,942,351	84,182

Net realized capital gains (losses) on investments	1,705,414	188,995	(2)	65,232
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,527,690	128,148	—	271,244
End of period	2,076,269	147,131	—	401,499

Net change in unrealized appreciation/depreciation of investments	(451,421)	18,983	—	130,255

Net realized and unrealized capital gains (losses) on investments	1,253,993	207,978	(2)	195,487

Increase (decrease) in net assets from operations	$1,143,145	$195,342	$234,907	$181,790

See accompanying notes.

17

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Operations

Period from Inception to December 31, 2007

	Transamerica U.S. Government Securities-PAM Fund Subaccount	International Moderate Growth Fund Subaccount	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Core Equity Subaccount
Net investment income (loss)
Income:
Dividends	$8,743	$6,330	$—	$5,603
Expenses:
Administrative, mortality and expense risk charge	487	7,864	7,841	9,013

Net investment income (loss)	8,256	(1,534)	(7,841)	(3,410)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	3,763	—	—
Proceeds from sales	261,135	19,458	78,288	272,331
Cost of investments sold	267,354	17,689	44,269	180,675

Net realized capital gains (losses) on investments	(6,219)	5,532	34,019	91,656
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	14,202	122,459	144,904
End of period	314	35,437	152,265	99,929

Net change in unrealized appreciation/depreciation of investments	314	21,235	29,806	(44,975)

Net realized and unrealized capital gains (losses) on investments	(5,905)	26,767	63,825	46,681

Increase (decrease) in net assets from operations	$2,351	$25,233	$55,984	$43,271

See accompanying notes.

18

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Operations

Period from Inception to December 31, 2007

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Global Technology Subaccount	Franklin Small- Midcap Growth Securities Subaccount	Franklin Small Cap Value Securities Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$12,034
Expenses:
Administrative, mortality and expense risk charge	7,128	1,721	60,999	25,058

Net investment income (loss)	(7,128)	(1,721)	(60,999)	(13,024)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	323,066	123,746
Proceeds from sales	272,592	11,939	1,212,513	306,116
Cost of investments sold	162,776	8,135	644,799	212,352

Net realized capital gains (losses) on investments	109,816	3,804	890,780	217,510
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	155,398	12,954	1,384,343	379,875
End of period	113,008	31,365	1,001,852	119,479

Net change in unrealized appreciation/depreciation of investments	(42,390)	18,411	(382,491)	(260,396)

Net realized and unrealized capital gains (losses) on investments	67,426	22,215	508,289	(42,886)

Increase (decrease) in net assets from operations	$60,298	$20,494	$447,290	$(55,910)

See accompanying notes.

19

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Operations

Period from Inception to December 31, 2007

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Janus Aspen – Worldwide Growth Subaccount	MFS Emerging Growth Subaccount
Net investment income (loss)
Income:
Dividends	$113,589	$121,069	$6,764	$—
Expenses:
Administrative, mortality and expense risk charge	114,225	82,346	16,280	3,778

Net investment income (loss)	(636)	38,723	(9,516)	(3,778)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	278,102	276,145	—	—
Proceeds from sales	1,817,834	1,292,817	208,208	71,634
Cost of investments sold	1,053,292	618,575	118,493	49,004

Net realized capital gains (losses) on investments	1,042,644	950,387	89,715	22,630

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,338,031	2,124,428	325,450	28,596
End of period	1,443,518	1,905,001	330,132	58,476

Net change in unrealized appreciation/depreciation of investments	(894,513)	(219,427)	4,682	29,880

Net realized and unrealized capital gains (losses) on investments	148,131	730,960	94,397	52,510

Increase (decrease) in net assets from operations	$147,495	$769,683	$84,881	$48,732

See accompanying notes.

20

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Operations

Period from Inception to December 31, 2007

	MFS Research Subaccount	MFS Total Return Subaccount	MFS Utilities Subaccount	Columbia Asset Allocation Fund Subaccount
Net investment income (loss)
Income:
Dividends	$3,377	$234,875	$12,788	$174
Expenses:
Administrative, mortality and expense risk charge	9,175	135,586	22,944	82

Net investment income (loss)	(5,798)	99,289	(10,156)	92
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	244,829	109,800	581
Proceeds from sales	291,291	2,005,676	751,284	82
Cost of investments sold	154,875	1,578,988	360,092	84

Net realized capital gains (losses) on investments	136,416	671,517	500,992	579

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	236,173	1,534,084	466,495	(104)
End of period	180,526	1,025,719	341,622	(310)

Net change in unrealized appreciation/depreciation of investments	(55,647)	(508,365)	(124,873)	(206)

Net realized and unrealized capital gains (losses) on investments	80,769	163,152	376,119	373

Increase (decrease) in net assets from operations	$74,971	$262,441	$365,963	$465

See accompanying notes.

21

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Operations

Period from Inception to December 31, 2007

	Columbia High Yield Fund Subaccount	Columbia Marsico Growth Fund Subaccount	Columbia Marsico Focused Equities Fund Subaccount	Columbia Marsico International Opportunities Fund Subaccount
Net investment income (loss)
Income:
Dividends	$347,877	$9,451	$11,391	$12,490
Expenses:
Administrative, mortality and expense risk charge	95,090	164,902	137,025	152,152

Net investment income (loss)	252,787	(155,451)	(125,634)	(139,662)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	454,539
Proceeds from sales	1,185,888	3,007,336	2,244,497	3,259,208
Cost of investments sold	959,581	1,620,360	1,187,406	1,551,558

Net realized capital gains (losses) on investments	226,307	1,386,976	1,057,091	2,162,189

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	727,904	3,027,495	3,581,624	3,823,782
End of period	282,774	3,617,316	3,767,849	3,655,769

Net change in unrealized appreciation/depreciation of investments	(445,130)	589,821	186,225	(168,013)

Net realized and unrealized capital gains (losses) on investments	(218,823)	1,976,797	1,243,316	1,994,176

Increase (decrease) in net assets from operations	$33,964	$1,821,346	$1,117,682	$1,854,514

See accompanying notes.

22

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Operations

Period from Inception to December 31, 2007

	Columbia Marsico 21st Century Fund Subaccount	Columbia Marsico MidCap Growth Fund Subaccount	Columbia Small Company Growth Fund Subaccount	Columbia Large Cap Value Fund Subaccount
Net investment income (loss)
Income:
Dividends	$17,466	$4,062	$—	$66,487
Expenses:
Administrative, mortality and expense risk charge	43,638	49,144	1,921	63,917

Net investment income (loss)	(26,172)	(45,082)	(1,921)	2,570
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	174,949	690,100	—	316,688
Proceeds from sales	1,291,412	788,793	16,729	884,275
Cost of investments sold	685,545	471,173	15,816	812,159

Net realized capital gains (losses) on investments	780,816	1,007,720	913	388,804

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	852,488	791,910	(6,512)	327,473
End of period	624,306	433,416	11,357	19,953

Net change in unrealized appreciation/depreciation of investments	(228,182)	(358,494)	17,869	(307,520)

Net realized and unrealized capital gains (losses) on investments	552,634	649,226	18,782	81,284

Increase (decrease) in net assets from operations	$526,462	$604,144	$16,861	$83,854

See accompanying notes.

23

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Operations

Period from Inception to December 31, 2007

	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Strategic Bond Subaccount	Putnam VT Growth and Income Subaccount
Net investment income (loss)
Income:
Dividends	$184	$25,723	$140,889	$10,298
Expenses:
Administrative, mortality and expense risk charge	23,380	42,133	55,695	10,324

Net investment income (loss)	(23,196)	(16,410)	85,194	(26)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	118,327
Proceeds from sales	679,156	606,568	1,102,328	141,568
Cost of investments sold	412,124	367,281	1,007,803	103,709

Net realized capital gains (losses) on investments	267,032	239,287	94,525	156,186

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	511,697	975,260	226,710	234,853
End of period	475,239	841,727	360,507	21,444

Net change in unrealized appreciation/depreciation of investments	(36,458)	(133,533)	133,797	(213,409)

Net realized and unrealized capital gains (losses) on investments	230,574	105,754	228,322	(57,223)

Increase (decrease) in net assets from operations	$207,378	$89,344	$313,516	$(57,249)

See accompanying notes.

24

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Operations

Period from Inception to December 31, 2007

	Putnam VT Research Subaccount	Fidelity VIP - Equity-Income Subaccount	Fidelity VIP - Growth Subaccount	Fidelity VIP - Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$616	$144,529	$7,855	$—
Expenses:
Administrative, mortality and expense risk charge	2,245	132,228	28,669	6,380

Net investment income (loss)	(1,629)	12,301	(20,814)	(6,380)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	728,198	1,293	—
Proceeds from sales	67,002	2,582,761	550,138	49,573
Cost of investments sold	44,000	1,736,271	292,367	35,122

Net realized capital gains (losses) on investments	23,002	1,574,688	259,064	14,451
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	42,439	1,340,464	331,698	80,677
End of period	17,206	(197,444)	559,286	163,707

Net change in unrealized appreciation/depreciation investments	(25,233)	(1,537,908)	227,588	83,030

Net realized and unrealized capital gains (losses) on investments	(2,231)	36,780	486,652	97,481

Increase (decrease) in net assets from operations	$(3,860)	$49,081	$465,838	$91,101

See accompanying notes.

25

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Operations

Period from Inception to December 31, 2007

	Fidelity VIP - Index 500 Subaccount	Fidelity VIP - Mid Cap Subaccount	Fidelity VIP - Value Strategies Subaccount
Net investment income (loss)
Income:
Dividends	$27,861	$28,080	$3,849
Expenses:
Administrative, mortality and expense risk charge	12,114	81,123	9,219

Net investment income (loss)	15,747	(53,043)	(5,370)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	553,718	66,367
Proceeds from sales	405,385	1,656,770	208,665
Cost of investments sold	307,997	799,447	187,430

Net realized capital gains (losses) on investments	97,388	1,411,041	87,602
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	120,887	1,559,261	41,210
End of period	38,548	970,816	(19,663)

Net change in unrealized appreciation/depreciation of investments	(82,339)	(588,445)	(60,873)

Net realized and unrealized capital gains (losses) on investments	15,049	822,596	26,729

Increase (decrease) in net assets from operations	$30,796	$769,553	$21,359

See accompanying notes.

26

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Asset Allocation - Growth Subaccount		Asset Allocation - Conservative Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$132,889	$(50,688)	$280,727	$290,554
Net realized capital gains (losses) on investments	959,720	1,354,176	1,335,969	1,253,500
Net change in unrealized appreciation/depreciation of investments	(287,639)	280,234	(747,879)	(255,296)

Increase (decrease) in net assets from operations	804,970	1,583,722	868,817	1,288,758
Contract transactions
Net contract purchase payments	567,445	442,167	77,944	51,840
Transfer payments from (to) other subaccounts or general account	834,552	571,536	1,940,474	1,478,859
Contract terminations, withdrawals, and other deductions	(366,104)	(676,649)	(1,957,722)	(1,571,601)
Contract maintenance charges	(51,326)	(47,107)	(81,116)	(70,007)

Increase (decrease) in net assets from contract transactions	984,567	289,947	(20,420)	(110,909)

Net increase (decrease) in net assets	1,789,537	1,873,669	848,397	1,177,849
Net assets:
Beginning of the period	13,076,399	11,202,730	17,540,365	16,362,516

End of the period	$14,865,936	$13,076,399	$18,388,762	$17,540,365

See accompanying notes.

27

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Asset Allocation - Moderate Subaccount		Asset Allocation - Moderate Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$722,713	$532,544	$565,083	$133,370
Net realized capital gains (losses) on investments	3,410,473	3,205,346	6,113,135	5,060,915
Net change in unrealized appreciation/depreciation of investments	(1,315,318)	229,607	(2,966,771)	1,217,475

Increase (decrease) in net assets from operations	2,817,868	3,967,497	3,711,447	6,411,760
Contract transactions
Net contract purchase payments	1,151,490	2,188,283	2,480,779	4,756,281
Transfer payments from (to) other subaccounts or general account	2,294,454	1,275,285	(2,425,031)	1,404,984
Contract terminations, withdrawals, and other deductions	(5,868,555)	(3,907,550)	(7,125,515)	(5,541,220)
Contract maintenance charges	(170,025)	(158,956)	(228,672)	(232,639)

Increase (decrease) in net assets from contract transactions	(2,592,636)	(602,938)	(7,298,439)	387,406

Net increase (decrease) in net assets	225,232	3,364,559	(3,586,992)	6,799,166
Net assets:
Beginning of the period	43,531,675	40,167,116	58,388,261	51,589,095

End of the period	$43,756,907	$43,531,675	$54,801,269	$58,388,261

See accompanying notes.

28

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	JPMorgan Core Bond Subaccount		Capital Guardian Global Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$227,863	$246,215	$(5,050)	$8,710
Net realized capital gains (losses) on investments	(152,090)	(120,359)	115,077	354,115
Net change in unrealized appreciation/depreciation of investments	239,230	26,860	(65,804)	(249,997)

Increase (decrease) in net assets from operations	315,003	152,716	44,223	112,828
Contract transactions
Net contract purchase payments	42,379	139,948	1,559	11,834
Transfer payments from (to) other subaccounts or general account	(179,354)	(359,921)	92,403	(31,468)
Contract terminations, withdrawals, and other deductions	(1,164,745)	(1,021,890)	(108,439)	(117,385)
Contract maintenance charges	(18,885)	(20,871)	(3,665)	(3,966)

Increase (decrease) in net assets from contract transactions	(1,320,605)	(1,262,734)	(18,142)	(140,985)

Net increase (decrease) in net assets	(1,005,602)	(1,110,018)	26,081	(28,157)
Net assets:
Beginning of the period	6,502,881	7,612,899	940,733	968,890

End of the period	$5,497,279	$6,502,881	$966,814	$940,733

See accompanying notes.

29

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Capital Guardian U.S. Equity Subaccount		Capital Guardian Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(8,850)	$(10,712)	$(10,775)	$3,710
Net realized capital gains (losses) on investments	173,606	188,882	558,738	646,717
Net change in unrealized appreciation/depreciation of investments	(180,622)	(71,194)	(778,761)	(112,130)

Increase (decrease) in net assets from operations	(15,866)	106,976	(230,798)	538,297
Contract transactions
Net contract purchase payments	3,141	2,721	14,678	25,862
Transfer payments from (to) other subaccounts or general account	63,812	64,892	61,280	50,426
Contract terminations, withdrawals, and other deductions	(179,743)	(184,173)	(604,554)	(530,540)
Contract maintenance charges	(4,773)	(5,104)	(11,383)	(11,971)

Increase (decrease) in net assets from contract transactions	(117,563)	(121,664)	(539,979)	(466,223)

Net increase (decrease) in net assets	(133,429)	(14,688)	(770,777)	72,074
Net assets:
Beginning of the period	1,303,801	1,318,489	3,891,056	3,818,982

End of the period	$1,170,372	$1,303,801	$3,120,279	$3,891,056

See accompanying notes.

30

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Clarion Global Real Estate Securities Subaccount		JP Morgan Mid Cap Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$60,121	$(212)	$(11,353)	$(17,823)
Net realized capital gains (losses) on investments	204,990	143,366	545,329	626,417
Net change in unrealized appreciation/depreciation of investments	(348,344)	97,296	(470,165)	(132,316)

Increase (decrease) in net assets from operations	(83,233)	240,450	63,811	476,278
Contract transactions
Net contract purchase payments	26,226	20,339	1	—
Transfer payments from (to) other subaccounts or general account	45,688	430,326	(163,901)	(408,491)
Contract terminations, withdrawals, and other deductions	(202,806)	(41,872)	(511,228)	(307,954)
Contract maintenance charges	(4,293)	(2,121)	(8,661)	(9,678)

Increase (decrease) in net assets from contract transactions	(135,185)	406,672	(683,789)	(726,123)

Net increase (decrease) in net assets	(218,418)	647,122	(619,978)	(249,845)
Net assets:
Beginning of the period	1,146,301	499,179	3,104,439	3,354,284

End of the period	$927,883	$1,146,301	$2,484,461	$3,104,439

See accompanying notes.

31

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Transamerica Small/Mid Cap Value Subaccount		Federated Market Opportunity Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(2,605)	$(2,361)	$109,041	$17,764
Net realized capital gains (losses) on investments	193,410	88,563	2,415	637,521
Net change in unrealized appreciation/depreciation of investments	(91,756)	(8,585)	(234,960)	(559,693)

Increase (decrease) in net assets from operations	99,049	77,617	(123,504)	95,592
Contract transactions
Net contract purchase payments	1	1	23,611	74,973
Transfer payments from (to) other subaccounts or general account	(23,099)	(33,298)	(701,568)	58,008
Contract terminations, withdrawals, and other deductions	(201,841)	(28,444)	(1,057,052)	(692,773)
Contract maintenance charges	(736)	(782)	(21,526)	(26,439)

Increase (decrease) in net assets from contract transactions	(225,675)	(62,523)	(1,756,535)	(586,231)

Net increase (decrease) in net assets	(126,626)	15,094	(1,880,039)	(490,639)
Net assets:
Beginning of the period	508,486	493,392	6,232,417	6,723,056

End of the period	$381,860	$508,486	$4,352,378	$6,232,417

See accompanying notes.

32

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Jennison Growth Subaccount		MFS High Yield Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(1,106)	$(3,132)	$133,525	$121,832
Net realized capital gains (losses) on investments	(947)	20,719	(18,484)	27,416
Net change in unrealized appreciation/depreciation of investments	11,725	(26,472)	(109,638)	(19,648)

Increase (decrease) in net assets from operations	9,672	(8,885)	5,403	129,600
Contract transactions
Net contract purchase payments	365	12,904	3,159	47,632
Transfer payments from (to) other subaccounts or general account	(71,259)	(31,328)	322,145	61,692
Contract terminations, withdrawals, and other deductions	(48,004)	(72,865)	(387,283)	(86,641)
Contract maintenance charges	(72)	(371)	(3,386)	(3,065)

Increase (decrease) in net assets from contract transactions	(118,970)	(91,660)	(65,365)	19,618

Net increase (decrease) in net assets	(109,298)	(100,545)	(59,962)	149,218
Net assets:
Beginning of the period	176,586	277,131	1,514,626	1,365,408

End of the period	$67,288	$176,586	$1,454,664	$1,514,626

See accompanying notes.

33

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	PIMCO Total Return Subaccount		Legg Mason Partners All Cap Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$337,614	$617,998	$(174)	$(577)
Net realized capital gains (losses) on investments	239,774	139,736	8,698	29,987
Net change in unrealized appreciation/depreciation of investments	1,443,710	66,417	(9,159)	(6,095)

Increase (decrease) in net assets from operations	2,021,098	824,151	(635)	23,315
Contract transactions
Net contract purchase payments	159,872	658,449	—	—
Transfer payments from (to) other subaccounts or general account	(735,216)	217,753	45,939	26,520
Contract terminations, withdrawals, and other deductions	(3,811,361)	(3,620,753)	(16,788)	(38,696)
Contract maintenance charges	(96,923)	(107,893)	(429)	(652)

Increase (decrease) in net assets from contract transactions	(4,483,628)	(2,852,444)	28,722	(12,828)

Net increase (decrease) in net assets	(2,462,530)	(2,028,293)	28,087	10,487
Net assets:
Beginning of the period	29,841,931	31,870,224	136,624	126,137

End of the period	$27,379,401	$29,841,931	$164,711	$136,624

See accompanying notes.

34

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Third Avenue Value Subaccount		T. Rowe Price Equity Income Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$99,767	$(25,061)	$72,004	$49,344
Net realized capital gains (losses) on investments	1,399,510	615,073	1,538,590	1,514,865
Net change in unrealized appreciation/depreciation of investments	(1,460,782)	(17,860)	(1,390,276)	5,820

Increase (decrease) in net assets from operations	38,495	572,152	220,318	1,570,029
Contract transactions
Net contract purchase payments	1,924	59,875	64,993	174,322
Transfer payments from (to) other subaccounts or general account	(246,362)	22,663	(8,065)	(454,161)
Contract terminations, withdrawals, and other deductions	(1,214,000)	(345,816)	(1,498,922)	(874,118)
Contract maintenance charges	(10,330)	(12,087)	(29,271)	(29,615)

Increase (decrease) in net assets from contract transactions	(1,468,768)	(275,365)	(1,471,265)	(1,183,572)

Net increase (decrease) in net assets	(1,430,273)	296,787	(1,250,947)	386,457
Net assets:
Beginning of the period	4,379,169	4,082,382	9,908,159	9,521,702

End of the period	$2,948,896	$4,379,169	$8,657,212	$9,908,159

See accompanying notes.

35

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	T. Rowe Price Small Cap Subaccount		Transamerica Convertible Securities Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(42,189)	$(47,251)	$11,391	$6,624
Net realized capital gains (losses) on investments	494,071	525,518	219,729	20,847
Net change in unrealized appreciation/depreciation of investments	(201,337)	(400,444)	56,307	130,674

Increase (decrease) in net assets from operations	250,545	77,823	287,427	158,145
Contract transactions
Net contract purchase payments	11,406	56,170	20,855	516
Transfer payments from (to) other subaccounts or general account	(202,563)	(241,913)	(14,690)	353,716
Contract terminations, withdrawals, and other deductions	(369,133)	(384,067)	(181,247)	(219,933)
Contract maintenance charges	(8,745)	(10,081)	(5,050)	(5,129)

Increase (decrease) in net assets from contract transactions	(569,035)	(579,891)	(180,132)	129,170

Net increase (decrease) in net assets	(318,490)	(502,068)	107,295	287,315
Net assets:
Beginning of the period	3,124,013	3,626,081	1,853,327	1,566,012

End of the period	$2,805,523	$3,124,013	$1,960,622	$1,853,327

See accompanying notes.

36

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Transamerica Equity Subaccount		Transamerica Growth Opportunities Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(110,848)	$(109,448)	$(12,636)	$(10,990)
Net realized capital gains (losses) on investments	1,705,414	398,863	188,995	48,106
Net change in unrealized appreciation/depreciation of investments	(451,421)	300,043	18,983	(3,445)

Increase (decrease) in net assets from operations	1,143,145	589,458	195,342	33,671
Contract transactions
Net contract purchase payments	33,203	181,311	2,790	32,721
Transfer payments from (to) other subaccounts or general account	(622,223)	926,633	112,960	5,863
Contract terminations, withdrawals, and other deductions	(1,869,971)	(548,384)	(278,532)	(58,775)
Contract maintenance charges	(29,715)	(27,747)	(3,692)	(3,701)

Increase (decrease) in net assets from contract transactions	(2,488,706)	531,813	(166,474)	(23,892)

Net increase (decrease) in net assets	(1,345,561)	1,121,271	28,868	9,779
Net assets:
Beginning of the period	8,878,962	7,757,691	923,363	913,584

End of the period	$7,533,401	$8,878,962	$952,231	$923,363

See accompanying notes.

37

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Transamerica Money Market Subaccount		Van Kampen Mid-Cap Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$234,909	$149,492	$(13,697)	$(13,102)
Net realized capital gains (losses) on investments	(2)	—	65,232	48,868
Net change in unrealized appreciation/depreciation of investments	—	—	130,255	40,497

Increase (decrease) in net assets from operations	234,907	149,492	181,790	76,263
Contract transactions
Net contract purchase payments	112,205	631,544	12,621	773
Transfer payments from (to) other subaccounts or general account	4,904,923	3,025,286	4,844	(38,942)
Contract terminations, withdrawals, and other deductions	(4,576,729)	(2,771,668)	(59,065)	(59,850)
Contract maintenance charges	(26,653)	(22,745)	(3,167)	(3,136)

Increase (decrease) in net assets from contract transactions	413,746	862,417	(44,767)	(101,155)

Net increase (decrease) in net assets	648,653	1,011,909	137,023	(24,892)
Net assets:
Beginning of the period	5,397,274	4,385,365	945,015	969,907

End of the period	$6,045,927	$5,397,274	$1,082,038	$945,015

See accompanying notes.

38

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Transamerica U.S. Government Securities-PAM Fund Subaccount		International Moderate Growth Fund Subaccount
	2007	2006	2007	2006(1)
Operations
Net investment income (loss)	$8,256	$7,514	$(1,534)	$(534)
Net realized capital gains (losses) on investments	(6,219)	(1,462)	5,532	(15)
Net change in unrealized appreciation/depreciation of investments	314	58	21,235	14,202

Increase (decrease) in net assets from operations	2,351	6,110	25,233	13,653
Contract transactions
Net contract purchase payments	—	—	64,887	324,650
Transfer payments from (to) other subaccounts or general account	128,997	(89,468)	341,606	37,143
Contract terminations, withdrawals, and other deductions	(3,256)	(1,093)	(8,179)	(822)
Contract maintenance charges	—	—	(796)	—

Increase (decrease) in net assets from contract transactions	125,741	(90,561)	397,518	360,971

Net increase (decrease) in net assets	128,092	(84,451)	422,751	374,624
Net assets:
Beginning of the period	—	84,451	374,624	—

End of the period	$128,092	$—	$797,375	$374,624

See accompanying notes.

39

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	AIM V.I. Capital Appreciation Subaccount		AIM V.I. Core Equity Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(7,841)	$(8,597)	$(3,410)	$(5,334)
Net realized capital gains (losses) on investments	34,019	55,099	91,656	38,963
Net change in unrealized appreciation/ depreciation of investments	29,806	(22,322)	(44,975)	55,478

Increase (decrease) in net assets from operations	55,984	24,180	43,271	89,107
Contract transactions
Net contract purchase payments	201	11,804	2,600	2,099
Transfer payments from (to) other subaccounts or general account	21,567	(88,892)	(161,784)	251,557
Contract terminations, withdrawals, and other deductions	(66,345)	(55,731)	(82,758)	(58,632)
Contract maintenance charges	(2,179)	(2,227)	(1,438)	(2,264)

Increase (decrease) in net assets from contract transactions	(46,756)	(135,046)	(243,380)	192,760

Net increase (decrease) in net assets	9,228	(110,866)	(200,109)	281,867
Net assets:
Beginning of the period	568,568	679,434	763,737	481,870

End of the period	$577,796	$568,568	$563,628	$763,737

See accompanying notes.

40

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	AllianceBernstein Large Cap Growth Subaccount		AllianceBernstein Global Technology Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(7,128)	$(7,735)	$(1,721)	$(3,537)
Net realized capital gains (losses) on investments	109,816	23,652	3,804	32,987
Net change in unrealized appreciation/depreciation of investments	(42,390)	(27,972)	18,411	(17,293)

Increase (decrease) in net assets from operations	60,298	(12,055)	20,494	12,157
Contract transactions
Net contract purchase payments	710	1,000	—	1,000
Transfer payments from (to) other subaccounts or general account	72,877	28,032	19,502	(114,863)
Contract terminations, withdrawals, and other deductions	(260,468)	(53,431)	(53)	(47,234)
Contract maintenance charges	(1,773)	(1,782)	(411)	(359)

Increase (decrease) in net assets from contract transactions	(188,654)	(26,181)	19,038	(161,456)

Net increase (decrease) in net assets	(128,356)	(38,236)	39,532	(149,299)
Net assets:
Beginning of the period	545,471	583,707	114,146	263,445

End of the period	$417,115	$545,471	$153,678	$114,146

See accompanying notes.

41

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Franklin Small-Midcap Growth Securities Subaccount		Franklin Small Cap Value Securities Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(60,999)	$(62,850)	$(13,024)	$(12,893)
Net realized capital gains (losses) on investments	890,780	244,501	217,510	118,521
Net change in unrealized appreciation/depreciation of investments	(382,491)	128,655	(260,396)	147,497

Increase (decrease) in net assets from operations	447,290	310,306	(55,910)	253,125
Contract transactions
Net contract purchase payments	19,902	55,710	14,037	121,745
Transfer payments from (to) other subaccounts or general account	(186,764)	5,017	59,071	(10,478)
Contract terminations, withdrawals, and other deductions	(930,562)	(403,630)	(206,003)	(103,427)
Contract maintenance charges	(16,001)	(16,780)	(7,838)	(7,857)

Increase (decrease) in net assets from contract transactions	(1,113,425)	(359,683)	(140,733)	(17)

Net increase (decrease) in net assets	(666,135)	(49,377)	(196,643)	253,108
Net assets:
Beginning of the period	4,459,880	4,509,257	1,875,441	1,622,333

End of the period	$3,793,745	$4,459,880	$1,678,798	$1,875,441

See accompanying notes.

42

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Mutual Shares Securities Subaccount		Templeton Foreign Securities Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(636)	$(4,666)	$38,723	$(7,065)
Net realized capital gains (losses) on investments	1,042,644	662,522	950,387	405,933
Net change in unrealized appreciation/depreciation of investments	(894,513)	486,070	(219,427)	605,082

Increase (decrease) in net assets from operations	147,495	1,143,926	769,683	1,003,950
Contract transactions
Net contract purchase payments	47,599	211,496	50,372	146,372
Transfer payments from (to) other subaccounts or general account	612,679	501,292	(92,959)	(15,418)
Contract terminations, withdrawals, and other deductions	(1,324,119)	(545,243)	(787,525)	(433,785)
Contract maintenance charges	(26,097)	(22,416)	(18,245)	(16,258)

Increase (decrease) in net assets from contract transactions	(689,938)	145,129	(848,357)	(319,089)

Net increase (decrease) in net assets	(542,443)	1,289,055	(78,674)	684,861
Net assets:
Beginning of the period	7,998,504	6,709,449	5,924,668	5,239,807

End of the period	$7,456,061	$7,998,504	$5,845,994	$5,924,668

See accompanying notes.

43

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Janus Aspen –Worldwide Growth Subaccount		MFS Emerging Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(9,516)	$2,385	$(3,778)	$(4,685)
Net realized capital gains (losses) on investments	89,715	49,187	22,630	71,655
Net change in unrealized appreciation/depreciation of investments	4,682	105,780	29,880	(55,040)

Increase (decrease) in net assets from operations	84,881	157,352	48,732	11,930
Contract transactions
Net contract purchase payments	8,076	3,070	—	3,592
Transfer payments from (to) other subaccounts or general account	3,235	(51,075)	3,710	(120,726)
Contract terminations, withdrawals, and other deductions	(53,546)	(84,112)	(55,236)	(15,835)
Contract maintenance charges	(4,046)	(3,960)	(1,145)	(1,856)

Increase (decrease) in net assets from contract transactions	(46,281)	(136,077)	(52,671)	(134,825)

Net increase (decrease) in net assets	38,600	21,275	(3,939)	(122,895)
Net assets:
Beginning of the period	1,131,983	1,110,708	276,498	399,393

End of the period	$1,170,583	$1,131,983	$272,559	$276,498

See accompanying notes.

44

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	MFS Research Subaccount		MFS Total Return Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(5,798)	$(7,160)	$99,289	$74,639
Net realized capital gains (losses) on investments	136,416	22,145	671,517	597,751
Net change in unrealized appreciation/depreciation of investments	(55,647)	37,937	(508,365)	248,975

Increase (decrease) in net assets from operations	74,971	52,922	262,441	921,365
Contract transactions
Net contract purchase payments	711	—	48,442	58,037
Transfer payments from (to) other subaccounts or general account	(17,316)	6,854	200,264	5,937
Contract terminations, withdrawals, and other deductions	(245,066)	(54,026)	(1,715,137)	(1,325,609)
Contract maintenance charges	(2,232)	(2,263)	(30,244)	(32,197)

Increase (decrease) in net assets from contract transactions	(263,903)	(49,435)	(1,496,675)	(1,293,832)

Net increase (decrease) in net assets	(188,932)	3,487	(1,234,234)	(372,467)
Net assets:
Beginning of the period	666,084	662,597	9,758,131	10,130,598

End of the period	$477,152	$666,084	$8,523,897	$9,758,131

See accompanying notes.

45

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	MFS Utilities Subaccount		Columbia Asset Allocation Fund Subaccount
	2007	2006	2007	2006(1)
Operations
Net investment income (loss)	$(10,156)	$5,461	$92	$110
Net realized capital gains (losses) on investments	500,992	201,016	579	300
Net change in unrealized appreciation/depreciation of investments	(124,873)	115,783	(206)	(104)

Increase (decrease) in net assets from operations	365,963	322,260	465	306
Contract transactions
Net contract purchase payments	7,153	2,912	—	—
Transfer payments from (to) other subaccounts or general account	266,143	330,940	1	6,605
Contract terminations, withdrawals, and other deductions	(487,986)	(165,436)	—	(907)
Contract maintenance charges	(3,458)	(2,258)	—	(6)

Increase (decrease) in net assets from contract transactions	(218,148)	166,158	1	5,692

Net increase (decrease) in net assets	147,815	488,418	466	5,998
Net assets:
Beginning of the period	1,522,867	1,034,449	5,998	—

End of the period	$1,670,682	$1,522,867	$6,464	$5,998

See accompanying notes.

46

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Columbia High Yield Fund Subaccount		Columbia Marsico Growth Fund Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$252,787	$79,056	$(155,451)	$(172,072)
Net realized capital gains (losses) on investments	226,307	466,967	1,386,976	660,262
Net change in unrealized appreciation/depreciation of investments	(445,130)	134,258	589,821	56,721

Increase (decrease) in net assets from operations	33,964	680,281	1,821,346	544,911
Contract transactions
Net contract purchase payments	52,154	114,285	40,625	233,026
Transfer payments from (to) other subaccounts or general account	(30,915)	(513,611)	(751,571)	(240,790)
Contract terminations, withdrawals, and other deductions	(860,265)	(1,085,387)	(1,925,829)	(1,092,626)
Contract maintenance charges	(20,385)	(22,995)	(42,361)	(43,843)

Increase (decrease) in net assets from contract transactions	(859,411)	(1,507,708)	(2,679,136)	(1,144,233)

Net increase (decrease) in net assets	(825,447)	(827,427)	(857,790)	(599,322)
Net assets:
Beginning of the period	7,099,669	7,927,096	12,257,996	12,857,318

End of the period	$6,274,222	$7,099,669	$11,400,206	$12,257,996

See accompanying notes.

47

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Columbia Marsico Focused Equities Fund Subaccount		Columbia Marsico International Opportunities Fund Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(125,634)	$(141,478)	$(139,662)	$(111,145)
Net realized capital gains (losses) on investments	1,057,091	535,874	2,162,189	1,159,571
Net change in unrealized appreciation/depreciation of investments	186,225	247,659	(168,013)	1,008,564

Increase (decrease) in net assets from operations	1,117,682	642,055	1,854,514	2,056,990
Contract transactions
Net contract purchase payments	33,536	73,348	57,907	201,342
Transfer payments from (to) other subaccounts or general account	(371,265)	12,942	(101,976)	455,111
Contract terminations, withdrawals, and other deductions	(1,521,780)	(935,225)	(2,370,096)	(801,894)
Contract maintenance charges	(34,232)	(34,650)	(40,736)	(37,513)

Increase (decrease) in net assets from contract transactions	(1,893,741)	(883,585)	(2,454,901)	(182,954)

Net increase (decrease) in net assets	(776,059)	(241,530)	(600,387)	1,874,036
Net assets:
Beginning of the period	10,056,259	10,297,789	11,380,112	9,506,076

End of the period	$9,280,200	$10,056,259	$10,779,725	$11,380,112

See accompanying notes.

48

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Columbia Marsico 21st Century Fund Subaccount		Columbia Marsico MidCap Growth Fund Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(26,172)	$(30,885)	$(45,082)	$(48,643)
Net realized capital gains (losses) on investments	780,816	300,706	1,007,720	426,366
Net change in unrealized appreciation/depreciation of investments	(228,182)	188,413	(358,494)	143,606

Increase (decrease) in net assets from operations	526,462	458,234	604,144	521,329
Contract transactions
Net contract purchase payments	95,353	112,642	5,638	38,283
Transfer payments from (to) other subaccounts or general account	400,006	361,324	18,645	(249,365)
Contract terminations, withdrawals, and other deductions	(984,308)	(224,138)	(482,562)	(347,558)
Contract maintenance charges	(8,670)	(6,845)	(12,112)	(11,322)

Increase (decrease) in net assets from contract transactions	(497,619)	242,983	(470,391)	(569,962)

Net increase (decrease) in net assets	28,843	701,217	133,753	(48,633)
Net assets:
Beginning of the period	3,004,659	2,303,442	3,414,179	3,462,812

End of the period	$3,033,502	$3,004,659	$3,547,932	$3,414,179

See accompanying notes.

49

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Columbia Small Company Growth Fund Subaccount		Columbia Large Cap Value Fund Subaccount
	2007	2006(1)	2007	2006(1)
Operations
Net investment income (loss)	$(1,921)	$(1,198)	$2,570	$20,795
Net realized capital gains (losses) on investments	913	(593)	388,804	1,759
Net change in unrealized appreciation/depreciation of investments	17,869	(6,512)	(307,520)	327,473

Increase (decrease) in net assets from operations	16,861	(8,303)	83,854	350,027
Contract transactions
Net contract purchase payments	1,968	—	101,244	40,571
Transfer payments from (to) other subaccounts or general account	13,160	154,077	(100,612)	4,809,632
Contract terminations, withdrawals, and other deductions	(13,996)	(1,387)	(556,010)	(312,689)
Contract maintenance charges	(790)	(573)	(22,297)	(14,072)

Increase (decrease) in net assets from contract transactions	342	152,117	(577,675)	4,523,442

Net increase (decrease) in net assets	17,203	143,814	(493,821)	4,873,469
Net assets:
Beginning of the period	143,814	—	4,873,469	—

End of the period	$161,017	$143,814	$4,379,648	$4,873,469

See accompanying notes.

50

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Oppenheimer Capital Appreciation Subaccount		Oppenheimer Main Street Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(23,196)	$(21,845)	$(16,410)	$(11,265)
Net realized capital gains (losses) on investments	267,032	72,182	239,287	129,494
Net change in unrealized appreciation/depreciation of investments	(36,458)	61,755	(133,533)	255,809

Increase (decrease) in net assets from operations	207,378	112,092	89,344	374,038
Contract transactions
Net contract purchase payments	1,414	10,291	2,670	30,558
Transfer payments from (to) other subaccounts or general account	(223,371)	(32,200)	10,040	(7,191)
Contract terminations, withdrawals, and other deductions	(410,422)	(143,402)	(416,033)	(321,155)
Contract maintenance charges	(5,219)	(5,555)	(10,911)	(11,084)

Increase (decrease) in net assets from contract transactions	(637,598)	(170,866)	(414,234)	(308,872)

Net increase (decrease) in net assets	(430,220)	(58,774)	(324,890)	65,166
Net assets:
Beginning of the period	1,875,775	1,934,549	3,054,200	2,989,034

End of the period	$1,445,555	$1,875,775	$2,729,310	$3,054,200

See accompanying notes.

51

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Oppenheimer Strategic Bond Subaccount		Putnam VT Growth and Income Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$85,194	$90,241	$(26)	$2,103
Net realized capital gains (losses) on investments	94,525	71,319	156,186	57,532
Net change in unrealized appreciation/depreciation of investments	133,797	55,727	(213,409)	44,956

Increase (decrease) in net assets from operations	313,516	217,287	(57,249)	104,591
Contract transactions
Net contract purchase payments	147,666	88,964	1,820	2,153
Transfer payments from (to) other subaccounts or general account	167,151	624,455	(3,278)	7,559
Contract terminations, withdrawals, and other deductions	(437,436)	(404,663)	(73,515)	(103,610)
Contract maintenance charges	(13,606)	(11,856)	(2,052)	(1,977)

Increase (decrease) in net assets from contract transactions	(136,225)	296,900	(77,025)	(95,875)

Net increase (decrease) in net assets	177,291	514,187	(134,274)	8,716
Net assets:
Beginning of the period	3,929,076	3,414,889	794,875	786,159

End of the period	$4,106,367	$3,929,076	$660,601	$794,875

See accompanying notes.

52

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Putnam VT Research Subaccount		Fidelity VIP - Equity-Income Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(1,629)	$(1,062)	$12,301	$150,466
Net realized capital gains (losses) on investments	23,002	960	1,574,688	1,450,162
Net change in unrealized appreciation/depreciation of investments	(25,233)	12,959	(1,537,908)	(2,852)

Increase (decrease) in net assets from operations	(3,860)	12,857	49,081	1,597,776
Contract transactions
Net contract purchase payments	5,400	898	20,294	243,793
Transfer payments from (to) other subaccounts or general account	17,736	2,066	10,783	225,408
Contract terminations, withdrawals, and other deductions	—	(811)	(1,625,558)	(735,248)
Contract maintenance charges	(382)	(350)	(34,864)	(33,805)

Increase (decrease) in net assets from contract transactions	22,754	1,803	(1,629,345)	(299,852)

Net increase (decrease) in net assets	18,894	14,660	(1,580,264)	1,297,924
Net assets:
Beginning of the period	144,209	129,549	10,155,230	8,857,306

End of the period	$163,103	$144,209	$8,574,966	$10,155,230

See accompanying notes.

53

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Fidelity VIP - Growth Subaccount		Fidelity VIP - Growth Opportunities Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(20,814)	$(24,544)	$(6,380)	$(3,602)
Net realized capital gains (losses) on investments	259,064	158,851	14,451	2,465
Net change in unrealized appreciation/depreciation of investments	227,588	(37,161)	83,030	17,393

Increase (decrease) in net assets from operations	465,838	97,146	91,101	16,256
Contract transactions
Net contract purchase payments	26,693	39,386	195	2,194
Transfer payments from (to) other subaccounts or general account	159,605	(131,726)	43,737	1,934
Contract terminations, withdrawals, and other deductions	(436,309)	(140,236)	(37,880)	(14,981)
Contract maintenance charges	(8,122)	(7,633)	(2,245)	(2,204)

Increase (decrease) in net assets from contract transactions	(258,133)	(240,209)	3,807	(13,057)

Net increase (decrease) in net assets	207,705	(143,063)	94,908	3,199
Net assets:
Beginning of the period	1,850,686	1,993,749	443,464	440,265

End of the period	$2,058,391	$1,850,686	$538,372	$443,464

See accompanying notes.

54

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Fidelity VIP - Index 500 Subaccount		Fidelity VIP - Mid Cap Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$15,747	$834	$(53,043)	$(73,758)
Net realized capital gains (losses) on investments	97,388	20,703	1,411,041	1,314,008
Net change in unrealized appreciation/depreciation of investments	(82,339)	71,124	(588,445)	(636,739)

Increase (decrease) in net assets from operations	30,796	92,661	769,553	603,511
Contract transactions
Net contract purchase payments	47,711	17,457	62,863	181,919
Transfer payments from (to) other subaccounts or general account	105,982	64,504	(329,263)	(169,603)
Contract terminations, withdrawals, and other deductions	(23,573)	(95,926)	(1,176,191)	(517,751)
Contract maintenance charges	(3,407)	(3,215)	(22,339)	(22,628)

Increase (decrease) in net assets from contract transactions	126,713	(17,180)	(1,464,930)	(528,063)

Net increase (decrease) in net assets	157,509	75,481	(695,377)	75,448
Net assets:
Beginning of the period	758,194	682,713	5,941,861	5,866,413

End of the period	$915,703	$758,194	$5,246,484	$5,941,861

See accompanying notes.

55

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, except as noted

	Fidelity VIP - Value Strategies Subaccount
	2007	2006
Operations
Net investment income (loss)	$(5,370)	$(6,739)
Net realized capital gains (losses) on investments	87,602	127,915
Net change in unrealized appreciation/depreciation of investments	(60,873)	(29,497)

Increase (decrease) in net assets from operations	21,359	91,679
Contract transactions
Net contract purchase payments	15,451	38,434
Transfer payments from (to) other subaccounts or general account	31,342	(148,606)
Contract terminations, withdrawals, and other deductions	(19,431)	(118,330)
Contract maintenance charges	(2,852)	(2,905)

Increase (decrease) in net assets from contract transactions	24,510	(231,407)

Net increase (decrease) in net assets	45,869	(139,728)
Net assets:
Beginning of the period	590,406	730,134

End of the period	$636,275	$590,406

See accompanying notes.

56

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

1.	Organization and Summary of Significant Accounting Policies

Organization

Retirement Income Builder Variable Annuity Account (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specified investment subaccounts (each a Series Fund and collectively the Series Funds) is available to contract owners of the Retirement Income Builder-BAI Variable Annuity. The remaining subaccounts (not presented herein) are available for investment by contract owners of the Retirement Income Builder Variable Annuity, the Portfolio Select Variable Annuity, The One Income Annuity, and the Immediate Income Builder, also offered by Transamerica Life. The amounts reported herein represent the activity related to contract owners of the Retirement Income Builder-BAI Variable Annuity only. Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Transamerica U.S. Government Securities-PAM Fund-Service Class (“PAM”) (formerly Transamerica U.S. Government Securities-Safe Fund-Service Class) was added to the Series Fund portfolio on November 3, 2003 only to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into the “PAM” when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Fund:
AEGON/Transamerica Series Trust-Initial Class:	AEGON/Transamerica Series Fund, Inc.-Service Class
Asset Allocation - Growth	Transamerica U.S. Government Securities-PAM Fund
Asset Allocation - Conservative	AIM Variable Insurance Funds-Series II shares
Asset Allocation - Moderate	AIM V.I. Capital Appreciation
Asset Allocation - Moderate Growth	AIM V.I. Core Equity
JPMorgan Core Bond	AllianceBernstein Variable Products Series Fund, Inc.-Class B
Capital Guardian Global	AllianceBernstein Large Cap Growth
Capital Guardian U.S. Equity	AllianceBernstein Global Technology
Capital Guardian Value	Franklin Templeton Variable Insurance Products Trust-Class 2
Clarion Global Real Estate Securities	Franklin Small-Midcap Growth Securities
JP Morgan Mid Cap Value	Franklin Small Cap Value Securities
Transamerica Small/Mid Cap Value	Mutual Shares Securities
Federated Market Opportunity	Templeton Foreign Securities
Jennison Growth	Janus Aspen Series-Service Shares
MFS High Yield	Janus Aspen – Worldwide Growth
PIMCO Total Return	MFS® Variable Insurance TrustSM-Service Class:
Legg Mason Partners All Cap	MFS Emerging Growth Series
Third Avenue Value	MFS Research Series
T. Rowe Price Equity Income	MFS Total Return Series
T. Rowe Price Small Cap	MFS Utilities Series
Transamerica Convertible Securities	Nations Separate Account Trust
Transamerica Equity	Columbia Asset Allocation Fund
Transamerica Growth Opportunities	Columbia High Yield Fund
Transamerica Money Market	Columbia Marsico Growth Fund
Van Kampen Mid-Cap Growth	Columbia Marsico Focused Equities Fund
International Moderate Growth Fund	Columbia Marsico International Opportunities Fund

57

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

1.	Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

Nations Separate Account Trust

Columbia Marsico 21st Century Fund

Columbia Marsico MidCap Growth Fund

Columbia Small Company Growth Fund

Columbia Large Cap Value Fund

Oppenheimer Variable Account Funds-Service Shares

Oppenheimer Capital Appreciation

Oppenheimer Main Street

Oppenheimer Strategic Bond

Putnam Variable Trust-Class IB Shares

Putnam VT Growth and Income Fund

Putnam VT Research Fund

Variable Insurance Products Fund-Service Class 2

Fidelity VIP - Equity-Income Portfolio

Fidelity VIP - Growth Portfolio

Fidelity VIP - Growth Opportunities Portfolio

Fidelity VIP - Index 500 Portfolio

Fidelity VIP - Mid Cap Portfolio

Fidelity VIP - Value Strategies Portfolio

Each period reported on reflects a full twelve month period except as follows:

Clarion Global Real Estate Securities
Salomon All Cap	May 1, 2003
Transamerica Convertible Securities	May 1, 2003
Transamerica Growth Opportunities	May 1, 2003
Franklin Small Cap Value Securities	May 1, 2003
Nations Asset Allocation	May 1, 2003
Nations Small Company	May 1, 2003
Nations Value	May 1, 2003
Fidelity VIP - Index 500	May 1, 2003
Fidelity VIP - Value Strategies	May 1, 2003
Transamerica U.S. Government Securities-PAM Fund	May 1, 2003
International Moderate Growth Fund	November 3, 2003
Columbia Asset Allocation Fund	May 1, 2006
Columbia Small Company Growth Fund	May 1, 2006
Columbia Large Cap Value Fund	May 1, 2006
May 1, 2006

58

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

1.	Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2007:

Portfolio	Formerly
JPMorgan Core Bond	AEGON Bond-Initial Class

JP Morgan Mid Cap Value	J.P. Morgan Mid Cap Value-Initial Class

Federated Market Opportunity	Federated Growth & Income-Initial Class

Investments

Net purchase payments received by the Mutual Fund Account for the Retirement Income Builder-BAI Variable Annuity are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2007.

Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

59

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

2.	Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Trust-Initial Class:
Asset Allocation - Growth	$3,376,573	$1,699,740
Asset Allocation - Conservative	3,845,961	2,925,429
Asset Allocation - Moderate	6,465,770	7,174,436
Asset Allocation - Moderate Growth	7,066,368	12,375,237
JPMorgan Core Bond	496,048	1,588,777
Capital Guardian Global	198,700	139,324
Capital Guardian U.S. Equity	181,422	197,866
Capital Guardian Value	454,348	744,891
Clarion Global Real Estate Securities	699,162	697,594
JP Morgan Mid Cap Value	319,748	828,761
Transamerica Small/Mid Cap Value	36,469	231,935
Federated Market Opportunity	509,100	2,133,447
Jennison Growth	16,961	132,882
MFS High Yield	551,486	483,230
PIMCO Total Return	1,469,705	5,613,745
Legg Mason Partners All Cap	62,985	27,130
Third Avenue Value	889,360	1,703,828
T. Rowe Price Equity Income	1,868,582	2,416,632
T. Rowe Price Small Cap	412,284	739,993
Transamerica Convertible Securities	429,635	408,324
Transamerica Equity	554,948	2,824,823
Transamerica Growth Opportunities	327,867	430,973
Transamerica Money Market	7,590,971	6,942,351
Van Kampen Mid-Cap Growth	90,949	149,414
International Moderate Growth Fund	419,205	19,458
AEGON/Transamerica Series Fund, Inc.-Service Class
Transamerica U.S. Government Securities-PAM Fund	395,133	261,135
AIM Variable Insurance Funds-Series II shares
AIM V.I. Capital Appreciation	23,689	78,288
AIM V.I. Core Equity	25,542	272,331

60

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

2.	Investments (continued)

	Purchases	Sales
AllianceBernstein Variable Products Series Fund, Inc.-Class B
AllianceBernstein Large Cap Growth	$76,811	$272,592
AllianceBernstein Global Technology	29,263	11,939
Franklin Templeton Variable Insurance Products Trust-Class 2
Franklin Small-Midcap Growth Securities	361,156	1,212,513
Franklin Small Cap Value Securities	276,103	306,116
Mutual Shares Securities	1,405,362	1,817,834
Templeton Foreign Securities	759,325	1,292,817
Janus Aspen Series-Service Shares
Janus Aspen – Worldwide Growth	152,413	208,208
MFS® Variable Insurance TrustSM:
MFS Emerging Growth Series	15,186	71,634
MFS Research Series	21,593	291,291
MFS Total Return Series	853,124	2,005,676
MFS Utilities Series	632,779	751,284
Nations Separate Account Trust
Columbia Asset Allocation Fund	756	82
Columbia High Yield Fund	579,251	1,185,888
Columbia Marsico Focused Equities Fund	224,996	2,244,497
Columbia Marsico Growth Fund	172,744	3,007,336
Columbia Marsico International Opportunities Fund	1,119,184	3,259,208
Columbia Marsico 21st Century Fund	942,573	1,291,412
Columbia Marsico MidCap Growth Fund	963,412	788,793
Columbia Small Company Growth Fund	15,150	16,729
Columbia Large Cap Value Fund	625,860	884,275
Oppenheimer Variable Account Funds-Service Shares
Oppenheimer Capital Appreciation	18,358	679,156
Oppenheimer Main Street	175,930	606,568
Oppenheimer Strategic Bond	1,051,303	1,102,328
Putnam Variable Trust-Class IB Shares
Putnam VT Growth and Income Fund	182,844	141,568
Putnam VT Research Fund	88,126	67,002
Variable Insurance Products Fund-Service Class 2
Fidelity VIP - Equity-Income Portfolio	1,693,909	2,582,761
Fidelity VIP - Growth Portfolio	272,469	550,138

61

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

2.	Investments (continued)

	Purchases	Sales
Fidelity VIP - Growth Opportunities Portfolio	$47,000	$49,573
Fidelity VIP - Index 500 Portfolio	547,852	405,385
Fidelity VIP - Mid Cap Portfolio	692,517	1,656,770
Fidelity VIP - Value Strategies Portfolio	294,174	208,665

62

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	JPMorgan Core Bond Subaccount
Units outstanding at January 1, 2006	8,107,792	13,358,066	31,765,480	38,875,926	6,694,064
Units purchased	304,533	44,743	1,565,158	3,243,254	131,176
Units redeemed and transferred	(113,226)	(213,414)	(2,242,924)	(3,099,500)	(1,238,059)

Units outstanding at December 31, 2006	8,299,099	13,189,395	31,087,714	39,019,680	5,587,181
Units purchased	328,310	57,665	758,767	1,529,881	82,615
Units redeemed and transferred	171,335	(68,004)	(2,648,549)	(6,325,282)	(1,191,033)

Units outstanding at December 31, 2007	8,798,744	13,179,056	29,197,932	34,224,279	4,478,763

63

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	JP Morgan Mid Cap Value Subaccount
Units outstanding at January 1, 2006	600,393	844,893	2,382,740	267,617	2,633,978
Units purchased	7,048	1,695	15,827	9,955	—
Units redeemed and transferred	(93,507)	(77,261)	(290,955)	160,147	(534,062)

Units outstanding at December 31, 2006	513,934	769,327	2,107,612	437,719	2,099,916
Units purchased	7,479	1,827	12,199	9,581	—
Units redeemed and transferred	(17,594)	(70,397)	(291,870)	(62,793)	(448,073)

Units outstanding at December 31, 2007	503,819	700,757	1,827,941	384,507	1,651,843

64

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Small/Mid Cap Value Subaccount	Federated Market Opportunity Subaccount	Jennison Growth Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount
Units outstanding at January 1, 2006	326,379	5,171,366	238,470	1,105,485	28,645,485
Units purchased	—	56,134	9,235	36,944	615,139
Units redeemed and transferred	(37,482)	(501,686)	(96,908)	(23,829)	(3,164,143)

Units outstanding at December 31, 2006	288,897	4,725,814	150,797	1,118,600	26,096,481
Units purchased	—	57,795	299	2,276	138,518
Units redeemed and transferred	(113,010)	(1,431,000)	(99,128)	(52,235)	(3,939,604)

Units outstanding at December 31, 2007	175,887	3,352,609	51,968	1,068,641	22,295,395

65

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Legg Mason Partners All Cap Subaccount	Third Avenue Value Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Small Cap Subaccount	Transamerica Convertible Securities Subaccount
Units outstanding at January 1, 2006	89,432	2,548,757	7,822,360	2,941,660	1,184,856
Units purchased	—	34,745	131,826	43,781	369
Units redeemed and transferred	(6,901)	(196,021)	(1,038,495)	(517,592)	94,468

Units outstanding at December 31, 2006	82,531	2,387,481	6,915,691	2,467,849	1,279,693
Units purchased	—	37,752	58,275	8,511	12,258
Units redeemed and transferred	17,172	(821,690)	(1,049,497)	(438,304)	(137,701)

Units outstanding at December 31, 2007	99,703	1,603,543	5,924,469	2,038,056	1,154,250

66

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Van Kampen Mid-Cap Growth Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Units outstanding at January 1, 2006	5,327,058	552,193	4,375,334	934,897	81,759
Units purchased	112,129	19,018	622,896	816	—
Units redeemed and transferred	248,772	(33,132)	196,111	(97,982)	(81,759)

Units outstanding at December 31, 2006	5,687,959	538,079	5,194,341	837,731	—
Units purchased	61,910	1,580	105,212	9,035	—
Units redeemed and transferred	(1,557,254)	(83,835)	310,095	(55,622)	115,459

Units outstanding at December 31, 2007	4,192,615	455,824	5,609,648	791,144	115,459

67

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	International Moderate Growth Fund Subaccount (1)	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Core Equity Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Global Technology Subaccount
Units outstanding at January 1, 2006	—	575,262	419,039	507,197	257,697
Units purchased	326,019	9,918	1,621	878	970
Units redeemed and transferred	36,723	(122,679)	156,360	(26,633)	(155,521)

Units outstanding at December 31, 2006	362,742	462,501	577,020	481,442	103,146
Units purchased	60,153	155	1,630	640	—
Units redeemed and transferred	297,028	(37,527)	(180,288)	(154,830)	14,630

Units outstanding at December 31, 2007	719,923	425,129	398,362	327,252	117,776

68

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Franklin Small- Midcap Growth Securities Subaccount	Franklin Small Cap Value Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Janus Aspen – Worldwide Growth Subaccount
Units outstanding at January 1, 2006	3,753,456	937,304	5,251,558	3,947,044	1,075,817
Units purchased	42,633	66,534	149,584	96,389	3,067
Units redeemed and transferred	(335,280)	(65,603)	(92,945)	(340,893)	(136,813)

Units outstanding at December 31, 2006	3,460,809	938,235	5,308,197	3,702,540	942,071
Units purchased	14,631	6,957	29,587	26,454	6,121
Units redeemed and transferred	(797,011)	(74,553)	(496,638)	(528,211)	(37,926)

Units outstanding at December 31, 2007	2,678,429	870,639	4,841,146	3,200,783	910,266

69

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount	MFS Utilities Subaccount	Columbia Asset Allocation Fund Subaccount (1)
Units outstanding at January 1, 2006	336,342	567,967	8,692,180	623,985	—
Units purchased	3,188	—	47,973	1,690	9
Units redeemed and transferred	(122,819)	(42,793)	(1,166,331)	87,390	5,706

Units outstanding at December 31, 2006	216,711	525,174	7,573,822	713,065	5,715
Units purchased	—	558	46,623	2,746	—
Units redeemed and transferred	(40,614)	(188,603)	(1,170,864)	(101,845)	—

Units outstanding at December 31, 2007	176,097	337,129	6,449,581	613,966	5,715

70

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Columbia High Yield Fund Subaccount	Columbia Marsico Growth Fund Subaccount	Columbia Marsico Focused Equities Fund Subaccount	Columbia Marsico International Opportunities Fund Subaccount	Columbia Marsico 21st Century Fund Subaccount
Units outstanding at January 1, 2006	5,836,089	10,320,974	8,227,023	5,752,185	1,402,263
Units purchased	85,873	170,194	61,754	111,871	65,755
Units redeemed and transferred	(1,160,413)	(1,133,135)	(804,274)	(192,779)	71,419

Units outstanding at December 31, 2006	4,761,549	9,358,033	7,484,503	5,671,277	1,539,437
Units purchased	68,790	29,602	27,147	28,209	47,196
Units redeemed and transferred	(642,106)	(1,909,657)	(1,336,990)	(1,173,847)	(278,552)

Units outstanding at December 31, 2007	4,188,233	7,477,978	6,174,660	4,525,639	1,308,081

71

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Columbia Marsico MidCap Growth Fund Subaccount	Columbia Small Company Growth Fund Subaccount (1)	Columbia Large Cap Value Fund Subaccount (1)	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Subaccount
Units outstanding at January 1, 2006	3,116,387	—	—	1,748,524	2,645,317
Units purchased	28,612	9	41,739	9,234	28,673
Units redeemed and transferred	(507,249)	152,190	4,499,983	(161,889)	(288,351)

Units outstanding at December 31, 2006	2,637,750	152,199	4,541,722	1,595,869	2,385,639
Units purchased	4,348	1,812	93,885	1,155	2,016
Units redeemed and transferred	(363,996)	(1,938)	(610,650)	(499,299)	(310,804)

Units outstanding at December 31, 2007	2,278,102	152,073	4,024,957	1,097,725	2,076,851

72

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Oppenheimer Strategic Bond Subaccount	Putnam VT Growth and Income Subaccount	Putnam VT Research Subaccount	Fidelity VIP - Equity-Income Subaccount	Fidelity VIP - Growth Subaccount
Units outstanding at January 1, 2006	2,673,949	673,388	117,089	7,064,805	1,883,898
Units purchased	75,345	1,743	785	172,704	34,977
Units redeemed and transferred	179,435	(80,958)	778	(392,219)	(265,406)

Units outstanding at December 31, 2006	2,928,729	594,173	118,652	6,845,290	1,653,469
Units purchased	108,430	1,340	4,423	20,444	25,220
Units redeemed and transferred	(202,436)	(63,193)	12,087	(1,094,225)	(189,578)

Units outstanding at December 31, 2007	2,834,723	532,320	135,162	5,771,509	1,489,111

73

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity VIP - Growth Opportunities Subaccount	Fidelity VIP - Index 500 Subaccount	Fidelity VIP - Mid Cap Subaccount	Fidelity VIP - Value Strategies Subaccount
Units outstanding at January 1, 2006	365,564	501,871	3,447,627	435,203
Units purchased	1,923	11,850	91,232	22,794
Units redeemed and transferred	(12,772)	(24,315)	(413,625)	(151,327)

Units outstanding at December 31, 2006	354,715	489,406	3,125,234	306,670
Units purchased	142	28,828	27,499	7,617
Units redeemed and transferred	1,079	51,955	(733,966)	2,964

Units outstanding at December 31, 2007	355,936	570,189	2,418,767	317,251

74

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

4.	Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation - Growth
	12/31/2007	8,798,744	$1.92	to	$1.52	$14,865,936	2.27%	1.05% to 2.00%	6.63%	to	5.63%
	12/31/2006	8,299,099	1.80	to	1.44	13,076,399	0.92	1.05 to 2.00	14.42	to	13.36
	12/31/2005	8,107,792	1.57	to	1.27	11,202,730	0.49	1.05 to 2.00	11.08	to	10.05
	12/31/2004	5,844,187	1.42	to	1.15	7,130,083	0.09	1.05 to 2.00	13.00	to	11.94
	12/31/2003	2,510,310	1.25	to	1.03	2,646,604	0.16	1.05 to 2.00	25.29	to	28.24
Asset Allocation - Conservative
	12/31/2007	13,179,056	1.50	to	1.34	18,388,762	2.92	1.05 to 2.00	5.27	to	4.29
	12/31/2006	13,189,395	1.42	to	1.28	17,540,365	3.13	1.05 to 2.00	8.31	to	7.30
	12/31/2005	13,358,066	1.31	to	1.19	16,362,516	2.68	1.05 to 2.00	4.09	to	3.13
	12/31/2004	12,743,078	1.26	to	1.16	14,984,937	0.33	1.05 to 2.00	8.57	to	7.56
	12/31/2003	10,322,120	1.16	to	1.08	11,213,950	0.13	1.05 to 2.00	16.30	to	20.51
Asset Allocation - Moderate
	12/31/2007	29,197,932	1.64	to	1.41	43,756,907	2.98	1.05 to 2.00	6.83	to	5.83
	12/31/2006	31,087,714	1.53	to	1.33	43,531,675	2.62	1.05 to 2.00	10.32	to	9.30
	12/31/2005	31,765,480	1.39	to	1.22	40,167,116	1.86	1.05 to 2.00	6.33	to	5.34
	12/31/2004	29,849,192	1.31	to	1.16	35,278,669	0.27	1.05 to 2.00	10.23	to	9.21
	12/31/2003	26,360,608	1.18	to	1.06	28,217,858	0.11	1.05 to 2.00	18.48	to	22.42
Asset Allocation - Moderate Growth
	12/31/2007	34,224,279	1.78	to	1.48	54,801,269	2.36	1.05 to 2.00	6.69	to	5.69
	12/31/2006	39,019,680	1.67	to	1.40	58,388,261	1.61	1.05 to 2.00	12.65	to	11.61
	12/31/2005	38,875,926	1.48	to	1.25	51,589,095	1.14	1.05 to 2.00	8.77	to	7.76
	12/31/2004	31,299,167	1.36	to	1.16	37,964,296	0.20	1.05 to 2.00	12.36	to	11.31
	12/31/2003	20,826,327	1.21	to	1.04	22,004,893	0.15	1.05 to 2.00	21.03	to	24.68
JPMorgan Core Bond
	12/31/2007	4,478,763	1.15	to	1.19	5,497,279	5.18	1.05 to 2.00	5.83	to	4.84
	12/31/2006	5,587,181	1.09	to	1.14	6,502,881	4.95	1.05 to 2.00	2.84	to	1.89
	12/31/2005	6,694,064	1.06	to	1.12	7,612,899	5.28	1.05 to 2.00	1.24	to	0.30
	12/31/2004	7,315,816	1.05	to	1.11	8,238,832	6.74	1.05 to 2.00	3.44	to	2.47
	12/31/2003	7,221,868	1.01	to	1.09	7,921,429	5.12	1.05 to 2.00	1.24	to	2.24

75

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Capital Guardian Global
	12/31/2007		503,819	$1.87	to	$1.86	$966,814	0.85%	1.05% to 2.00%	5.20%	to	4.21%
	12/31/2006		513,934	1.78	to	1.79	940,733	2.32	1.05 to 2.00	13.13	to	12.08
	12/31/2005		600,393	1.58	to	1.59	968,890	0.44	1.05 to 2.00	9.04	to	8.02
	12/31/2004		601,678	1.44	to	1.48	894,893	0.37	1.05 to 2.00	9.72	to	8.70
	12/31/2003		469,033	1.32	to	1.36	639,796	0.22	1.05 to 2.00	31.69	to	34.91
Capital Guardian U.S. Equity
	12/31/2007		700,757	1.54	to	1.63	1,170,372	0.70	1.05 to 2.00	(1.20)	to	(2.12)
	12/31/2006		769,327	1.56	to	1.66	1,303,801	0.54	1.05 to 2.00	8.97	to	7.95
	12/31/2005		844,893	1.43	to	1.54	1,318,489	0.54	1.05 to 2.00	5.21	to	4.23
	12/31/2004		886,989	1.36	to	1.48	1,321,637	0.30	1.05 to 2.00	8.62	to	7.61
	12/31/2003		745,698	1.26	to	1.37	1,030,357	0.19	1.05 to 2.00	25.53	to	33.83
Capital Guardian Value
	12/31/2007		1,827,941	1.70	to	1.66	3,120,279	1.11	1.05 to 2.00	(7.26)	to	(8.13)
	12/31/2006		2,107,612	1.83	to	1.80	3,891,056	1.49	1.05 to 2.00	15.29	to	14.22
	12/31/2005		2,382,740	1.59	to	1.58	3,818,982	0.95	1.05 to 2.00	6.59	to	5.60
	12/31/2004		2,376,184	1.49	to	1.49	3,584,126	1.08	1.05 to 2.00	15.49	to	14.41
	12/31/2003		2,053,912	1.29	to	1.31	2,696,982	0.89	1.05 to 2.00	28.94	to	31.94
Clarion Global Real Estate Securities
	12/31/2007		384,507	2.44	to	2.34	927,883	6.52	1.05 to 2.00	(7.68)	to	(8.54)
	12/31/2006		437,719	2.65	to	2.56	1,146,301	1.25	1.05 to 2.00	40.80	to	39.49
	12/31/2005		267,617	1.88	to	1.83	499,179	1.52	1.05 to 2.00	12.30	to	11.26
	12/31/2004		217,203	1.67	to	1.65	361,895	2.29	1.05 to 2.00	31.48	to	30.25
	12/31/2003	(1)	25,109	1.27	to	1.27	31,900	1.51	1.05 to 2.00	27.32	to	26.53
JP Morgan Mid Cap Value
	12/31/2007		1,651,843	1.82	to	1.43	2,484,461	0.98	1.05 to 2.00	1.76	to	0.80
	12/31/2006		2,099,916	1.79	to	1.42	3,104,439	0.83	1.05 to 2.00	16.03	to	14.95
	12/31/2005		2,633,978	1.55	to	1.24	3,354,284	0.21	1.05 to 2.00	8.02	to	7.02
	12/31/2004		2,978,179	1.43	to	1.16	3,508,278	0.04	1.05 to 2.00	13.39	to	12.33
	12/31/2003		3,042,837	1.26	to	1.03	3,160,703	0.13	1.05 to 2.00	26.15	to	28.84
Transamerica Small/Mid Cap Value
	12/31/2007		175,887	2.18	to	2.09	381,860	0.78	1.25 to 2.00	23.19	to	22.28
	12/31/2006		288,897	1.77	to	1.71	508,486	0.90	1.25 to 2.00	16.60	to	15.74
	12/31/2005		326,379	1.52	to	1.48	493,392	0.42	1.25 to 2.00	12.16	to	11.34
	12/31/2004		327,809	1.35	to	1.33	441,766	0.00	1.25 to 2.00	14.91	to	14.06
	12/31/2003		376,608	1.18	to	1.16	442,559	0.00	1.25 to 2.00	88.48	to	87.09

76

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
	Federated Market Opportunity
	12/31/2007		3,352,609	$1.34	to	$1.25	$4,352,378	3.46%	1.05% to 2.00%	-1.52%	to	-2.44%
	12/31/2006		4,725,814	1.36	to	1.28	6,232,417	1.65	1.05 to 2.00	1.69	to	0.75
	12/31/2005		5,171,366	1.34	to	1.27	6,723,056	2.31	1.05 to 2.00	3.87	to	2.91
	12/31/2004		5,365,019	1.29	to	1.23	6,726,970	2.79	1.05 to 2.00	8.07	to	7.06
	12/31/2003		4,747,338	1.20	to	1.15	5,517,059	4.62	1.05 to 2.00	19.55	to	24.36
	Jennison Growth
	12/31/2007		51,968	1.64	to	1.23	67,288	0.05	1.05 to 2.00	10.35	to	9.32
	12/31/2006		150,797	1.48	to	1.13	176,586	0.00	1.05 to 2.00	0.91	to	(0.03)
	12/31/2005		238,470	1.47	to	1.13	277,131	0.23	1.05 to 2.00	12.61	to	11.56
	12/31/2004		108,681	1.31	to	1.01	112,538	0.00	1.05 to 2.00	7.99	to	6.98
	12/31/2003		90,034	1.21	to	0.95	85,937	0.00	1.05 to 2.00	20.88	to	26.25
	MFS High Yield
	12/31/2007		1,068,641	1.32	to	1.33	1,454,664	9.47	1.05 to 2.00	0.79	to	(0.15)
	12/31/2006		1,118,600	1.31	to	1.33	1,514,626	9.85	1.05 to 2.00	9.80	to	8.78
	12/31/2005		1,105,485	1.19	to	1.22	1,365,408	8.17	1.05 to 2.00	0.76	to	(0.18)
	12/31/2004		1,026,845	1.18	to	1.22	1,261,174	6.47	1.05 to 2.00	8.62	to	7.61
	12/31/2003		876,087	1.09	to	1.14	998,247	1.30	1.05 to 2.00	8.79	to	15.43
	PIMCO Total Return
	12/31/2007		22,295,395	1.18	to	1.21	27,379,401	2.54	1.05 to 2.00	7.81	to	6.80
	12/31/2006		26,096,481	1.10	to	1.13	29,841,931	3.38	1.05 to 2.00	3.13	to	2.17
	12/31/2005		28,645,485	1.06	to	1.11	31,870,224	1.83	1.05 to 2.00	1.27	to	0.33
	12/31/2004		26,628,219	1.05	to	1.10	29,408,687	1.61	1.05 to 2.00	3.41	to	2.44
	12/31/2003		20,167,744	1.01	to	1.08	21,828,917	1.31	1.05 to 2.00	1.50	to	2.85
	Legg Mason Partners All Cap
	12/31/2007		99,703	1.67	to	1.60	164,711	1.22	1.05 to 2.00	(0.02)	to	(0.96)
	12/31/2006		82,531	1.67	to	1.62	136,624	1.01	1.05 to 2.00	17.33	to	16.24
	12/31/2005		89,432	1.43	to	1.39	126,137	0.64	1.05 to 2.00	3.00	to	2.04
	12/31/2004		67,578	1.39	to	1.36	92,829	0.15	1.05 to 2.00	8.00	to	6.99
	12/31/2003	(1)	4,540	1.28	to	1.27	5,816	0.60	1.05 to 2.00	28.26	to	27.46
	Third Avenue Value
	12/31/2007		1,603,543	2.25	to	1.76	2,948,896	3.93	1.05 to 2.00	0.14	to	(0.79)
	12/31/2006		2,387,481	2.25	to	1.77	4,379,169	0.77	1.05 to 2.00	14.87	to	13.80
	12/31/2005		2,548,757	1.96	to	1.55	4,082,382	0.52	1.05 to 2.00	17.58	to	16.48
	12/31/2004		2,663,330	1.67	to	1.33	3,619,330	0.68	1.05 to 2.00	23.51	to	22.35
	12/31/2003		2,557,744	1.35	to	1.09	2,815,831	0.49	1.05 to 2.00	34.89	to	34.57

77

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
	T. Rowe Price Equity Income
	12/31/2007		5,924,469	$1.72	to	$1.40	$8,657,212	2.13%	1.05% to 2.00%	2.24%	to	1.28%
	12/31/2006		6,915,691	1.68	to	1.38	9,908,159	1.87	1.05 to 2.00	17.73	to	16.64
	12/31/2005		7,822,360	1.43	to	1.18	9,521,702	1.81	1.05 to 2.00	3.03	to	2.07
	12/31/2004		7,682,979	1.39	to	1.16	9,083,523	1.30	1.05 to 2.00	13.62	to	12.56
	12/31/2003		7,305,624	1.22	to	1.03	7,606,771	0.79	1.05 to 2.00	22.24	to	23.13
	T. Rowe Price Small Cap
	12/31/2007		2,038,056	1.78	to	1.31	2,805,523	0.00	1.05 to 2.00	8.46	to	7.45
	12/31/2006		2,467,849	1.64	to	1.21	3,124,013	0.00	1.05 to 2.00	2.51	to	1.56
	12/31/2005		2,941,660	1.60	to	1.20	3,626,081	0.00	1.05 to 2.00	9.46	to	8.45
	12/31/2004		3,173,881	1.46	to	1.10	3,581,044	0.00	1.05 to 2.00	9.22	to	8.20
	12/31/2003		3,067,660	1.34	to	1.02	3,158,550	0.00	1.05 to 2.00	33.88	to	37.65
	Transamerica Convertible Securities
	12/31/2007		1,154,250	1.72	to	1.65	1,960,622	1.94	1.05 to 2.00	17.40	to	16.30
	12/31/2006		1,279,693	1.47	to	1.42	1,853,327	1.78	1.05 to 2.00	9.75	to	8.73
	12/31/2005		1,184,856	1.34	to	1.30	1,566,012	2.19	1.05 to 2.00	2.81	to	1.85
	12/31/2004		1,051,353	1.30	to	1.28	1,355,855	2.00	1.05 to 2.00	12.00	to	10.95
	12/31/2003	(1)	220,689	1.16	to	1.15	255,017	0.12	1.05 to 2.00	15.96	to	15.24
	Transamerica Equity
	12/31/2007		4,192,615	1.99	to	1.70	7,533,401	0.02	1.05 to 2.00	15.07	to	13.99
	12/31/2006		5,687,959	1.73	to	1.49	8,878,962	0.00	1.05 to 2.00	7.59	to	6.59
	12/31/2005		5,327,058	1.61	to	1.40	7,757,691	0.37	1.05 to 2.00	15.33	to	14.26
	12/31/2004		5,190,535	1.39	to	1.23	6,563,624	0.00	1.05 to 2.00	14.60	to	13.53
	12/31/2003		3,729,154	1.22	to	1.08	4,074,960	0.00	1.05 to 2.00	21.72	to	28.65
	Transamerica Growth Opportunities
	12/31/2007		455,824	2.12	to	2.03	952,231	0.05	1.05 to 2.00	21.80	to	20.66
	12/31/2006		538,079	1.74	to	1.68	923,363	0.23	1.05 to 2.00	4.01	to	3.05
	12/31/2005		552,193	1.67	to	1.63	913,584	0.00	1.05 to 2.00	15.02	to	13.96
	12/31/2004		485,005	1.45	to	1.43	700,081	0.00	1.05 to 2.00	15.41	to	14.33
	12/31/2003	(1)	168,395	1.26	to	1.25	211,229	0.00	1.05 to 2.00	25.83	to	25.05
	Transamerica Money Market
	12/31/2007		5,609,648	1.09	to	1.04	6,045,927	5.00	1.05 to 2.00	3.93	to	2.96
	12/31/2006		5,194,341	1.05	to	1.01	5,397,274	4.67	1.05 to 2.00	3.65	to	2.68
	12/31/2005		4,375,334	1.02	to	0.98	4,385,365	2.92	1.05 to 2.00	1.82	to	0.87
	12/31/2004		3,287,983	1.00	to	0.97	3,248,278	0.95	1.05 to 2.00	(0.05)	to	(0.98)
	12/31/2003		4,376,952	1.00	to	0.98	4,344,497	0.81	1.05 to 2.00	(0.21)	to	(1.18)

78

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
	Van Kampen Mid-Cap Growth
	12/31/2007		791,144	$1.78	to	$1.30	$1,082,038	0.00%	1.05% to 2.00%	21.25%	to	20.12%
	12/31/2006		837,731	1.47	to	1.08	945,015	0.00	1.05 to 2.00	8.77	to	7.76
	12/31/2005		934,897	1.35	to	1.00	969,907	0.09	1.05 to 2.00	6.43	to	5.45
	12/31/2004		991,827	1.27	to	0.95	967,162	0.00	1.05 to 2.00	6.03	to	5.04
	12/31/2003		880,749	1.20	to	0.91	810,601	0.00	1.05 to 2.00	19.54	to	25.64
Transamerica U.S. Government Securities-PAM Fund
	12/31/2007		115,459	1.11	to	1.07	128,092	19.57	1.05 to 2.00	4.68	to	3.70
	12/31/2006		—	1.06	to	1.03	—	10.46	1.05 to 2.00	1.99	to	1.04
	12/31/2005		81,759	1.04	to	1.02	84,451	0.00	1.05 to 2.00	0.92	to	(0.01)
	12/31/2004		—	1.03	to	1.02	—	8.12	1.05 to 2.00	1.83	to	0.88
	12/31/2003	(1)	—	1.01	to	1.01	—	0.00	1.05 to 2.00	1.11	to	0.96
	International Moderate Growth Fund
	12/31/2007		719,923	1.11	to	1.10	797,375	1.17	1.05 to 2.00	7.56	to	6.55
	12/31/2006	(1)	362,742	1.04	to	1.03	374,624	0.00	1.05 to 2.00	3.58	to	2.94
	AIM V.I. Capital Appreciation
	12/31/2007		425,129	1.61	to	1.27	577,796	0.00	1.05 to 2.00	10.57	to	9.53
	12/31/2006		462,501	1.46	to	1.16	568,568	0.00	1.05 to 2.00	4.96	to	3.98
	12/31/2005		575,262	1.39	to	1.11	679,434	0.00	1.05 to 2.00	7.45	to	6.46
	12/31/2004		594,129	1.29	to	1.04	649,188	0.00	1.05 to 2.00	5.22	to	4.24
	12/31/2003		508,253	1.23	to	1.00	513,709	0.00	1.05 to 2.00	22.88	to	26.65
	AIM V.I. Core Equity
	12/31/2007		398,362	1.67	to	1.36	563,628	0.86	1.05 to 2.00	6.75	to	5.75
	12/31/2006		577,020	1.56	to	1.28	763,737	0.59	1.05 to 2.00	15.21	to	14.14
	12/31/2005		419,039	1.35	to	1.13	481,870	1.28	1.05 to 2.00	3.99	to	3.02
	12/31/2004		425,926	1.30	to	1.09	471,353	0.91	1.05 to 2.00	7.54	to	6.54
	12/31/2003		283,311	1.21	to	1.03	293,002	0.84	1.05 to 2.00	21.14	to	21.72
	AllianceBernstein Large Cap Growth
	12/31/2007		327,252	1.55	to	1.22	417,115	0.00	1.05 to 2.00	12.43	to	11.37
	12/31/2006		481,442	1.38	to	1.10	545,471	0.00	1.05 to 2.00	(1.67)	to	(2.58)
	12/31/2005		507,197	1.41	to	1.13	583,707	0.00	1.05 to 2.00	13.65	to	12.60
	12/31/2004		533,882	1.24	to	1.00	542,197	0.00	1.05 to 2.00	7.22	to	6.21
	12/31/2003		541,079	1.15	to	0.94	514,761	0.00	1.05 to 2.00	15.31	to	20.95
	AllianceBernstein Global Technology
	12/31/2007		117,776	1.79	to	1.24	153,678	0.00	1.05 to 2.00	18.64	to	17.53
	12/31/2006		103,146	1.51	to	1.06	114,146	0.00	1.05 to 2.00	7.26	to	6.26
	12/31/2005		257,697	1.41	to	1.00	263,445	0.00	1.05 to 2.00	2.57	to	1.62
	12/31/2004		276,030	1.37	to	0.98	272,204	0.00	1.05 to 2.00	3.99	to	3.02
	12/31/2003		235,536	1.32	to	0.95	224,569	0.00	1.05 to 2.00	32.19	to	40.97

79

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Franklin Small-Midcap Growth Securities
	12/31/2007		2,678,429	$1.79	to	$1.33	$3,793,745	0.00%	1.05% to 2.00%	10.08%	to	9.05%
	12/31/2006		3,460,809	1.62	to	1.22	4,459,880	0.00	1.05 to 2.00	7.57	to	6.57
	12/31/2005		3,753,456	1.51	to	1.14	4,509,257	0.00	1.05 to 2.00	3.70	to	2.74
	12/31/2004		4,034,005	1.46	to	1.11	4,668,666	0.00	1.05 to 2.00	10.31	to	9.28
	12/31/2003		3,224,977	1.32	to	1.02	3,331,620	0.00	1.05 to 2.00	32.03	to	34.56
Franklin Small Cap Value Securities
	12/31/2007		870,639	1.95	to	1.87	1,678,798	0.64	1.05 to 2.00	(3.40)	to	(4.31)
	12/31/2006		938,235	2.02	to	1.95	1,875,441	0.63	1.05 to 2.00	15.77	to	14.69
	12/31/2005		937,304	1.75	to	1.70	1,622,333	0.75	1.05 to 2.00	7.64	to	6.64
	12/31/2004		754,520	1.62	to	1.60	1,216,861	0.18	1.05 to 2.00	22.46	to	21.31
	12/31/2003	(1)	167,942	1.32	to	1.32	221,762	0.05	1.05 to 2.00	32.45	to	31.62
Mutual Shares Securities
	12/31/2007		4,841,146	1.76	to	1.45	7,456,061	1.39	1.05 to 2.00	2.40	to	1.44
	12/31/2006		5,308,197	1.72	to	1.43	7,998,504	1.32	1.05 to 2.00	17.15	to	16.07
	12/31/2005		5,251,558	1.47	to	1.24	6,709,449	0.88	1.05 to 2.00	9.41	to	8.39
	12/31/2004		5,247,874	1.34	to	1.14	6,112,378	0.78	1.05 to 2.00	11.46	to	10.42
	12/31/2003		4,989,807	1.20	to	1.03	5,202,815	1.06	1.05 to 2.00	20.18	to	22.70
Templeton Foreign Securities
	12/31/2007		3,200,783	2.31	to	1.71	5,845,994	2.01	1.05 to 2.00	14.25	to	13.18
	12/31/2006		3,702,540	2.02	to	1.51	5,924,668	1.24	1.05 to 2.00	20.19	to	19.07
	12/31/2005		3,947,044	1.68	to	1.27	5,239,807	1.15	1.05 to 2.00	9.03	to	8.02
	12/31/2004		3,701,599	1.54	to	1.18	4,489,048	1.07	1.05 to 2.00	17.29	to	16.20
	12/31/2003		2,990,950	1.32	to	1.01	3,066,621	1.81	1.05 to 2.00	31.57	to	29.62
Janus Aspen – Worldwide Growth
	12/31/2007		910,266	1.70	to	1.24	1,170,583	0.57	1.05 to 2.00	8.22	to	7.21
	12/31/2006		942,071	1.57	to	1.16	1,131,983	1.59	1.05 to 2.00	16.71	to	15.63
	12/31/2005		1,075,817	1.34	to	1.00	1,110,708	1.23	1.05 to 2.00	4.47	to	3.50
	12/31/2004		1,078,855	1.29	to	0.97	1,063,740	0.87	1.05 to 2.00	3.44	to	2.47
	12/31/2003		1,242,223	1.24	to	0.94	1,183,034	0.93	1.05 to 2.00	24.36	to	21.26
MFS Emerging Growth
	12/31/2007		176,097	1.84	to	1.40	272,559	0.00	1.05 to 2.00	19.61	to	18.49
	12/31/2006		216,711	1.53	to	1.18	276,498	0.00	1.05 to 2.00	6.50	to	5.51
	12/31/2005		336,342	1.44	to	1.12	399,393	0.00	1.05 to 2.00	7.79	to	6.79
	12/31/2004		298,227	1.34	to	1.05	331,690	0.00	1.05 to 2.00	11.55	to	10.50
	12/31/2003		223,047	1.20	to	0.95	213,428	0.00	1.05 to 2.00	19.84	to	27.39

80

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS Research
	12/31/2007		337,129	$1.76 to $1.36	$477,152	0.54%	1.05% to 2.00%	11.75% to 10.70%
	12/31/2006		525,174	1.58 to 1.23	666,084	0.33	1.05 to 2.00	9.06 to 8.04
	12/31/2005		567,967	1.44 to 1.14	662,597	0.30	1.05 to 2.00	6.46 to 5.47
	12/31/2004		625,086	1.36 to 1.08	686,866	0.91	1.05 to 2.00	14.36 to 13.29
	12/31/2003		691,023	1.19 to 0.95	665,537	0.40	1.05 to 2.00	18.67 to 21.93
MFS Total Return
	12/31/2007		6,449,581	1.43 to 1.27	8,523,897	2.46	1.05 to 2.00	2.85 to 1.89
	12/31/2006		7,573,822	1.39 to 1.25	9,758,131	2.18	1.05 to 2.00	10.47 to 9.44
	12/31/2005		8,692,180	1.26 to 1.14	10,130,598	1.83	1.05 to 2.00	1.53 to 0.59
	12/31/2004		8,590,365	1.24 to 1.13	9,855,378	1.51	1.05 to 2.00	9.87 to 8.84
	12/31/2003		8,411,472	1.13 to 1.04	8,816,996	1.60	1.05 to 2.00	12.76 to 13.73
MFS Utilities
	12/31/2007		613,966	2.99 to 2.59	1,670,682	0.75	1.05 to 2.00	26.22 to 25.04
	12/31/2006		713,065	2.37 to 2.07	1,522,867	1.78	1.05 to 2.00	29.60 to 28.40
	12/31/2005		623,985	1.83 to 1.61	1,034,449	0.49	1.05 to 2.00	15.36 to 14.29
	12/31/2004		596,632	1.58 to 1.41	855,401	1.32	1.05 to 2.00	28.49 to 27.29
	12/31/2003		633,369	1.23 to 1.11	708,093	2.13	1.05 to 2.00	23.22 to 32.92
Columbia Asset Allocation Fund
	12/31/2007		5,715	1.14 to 1.12	6,464	2.76	1.05 to 2.00	8.03 to 7.02
	12/31/2006	(1)	5,715	1.05 to 1.04	5,998	4.23	1.05 to 2.00	5.14 to 4.48
Columbia High Yield Fund
	12/31/2007		4,188,233	1.43 to 1.47	6,274,222	5.09	1.05 to 2.00	0.78 to (0.16)
	12/31/2006		4,761,549	1.42 to 1.47	7,099,669	2.45	1.05 to 2.00	10.09 to 9.07
	12/31/2005		5,836,089	1.29 to 1.35	7,927,096	0.16	1.05 to 2.00	1.10 to 0.16
	12/31/2004		6,155,399	1.27 to 1.34	8,311,337	6.74	1.05 to 2.00	10.24 to 9.21
	12/31/2003		4,973,343	1.16 to 1.23	6,153,756	7.83	1.05 to 2.00	15.53 to 28.63
Columbia Marsico Growth Fund
	12/31/2007		7,477,978	1.80 to 1.40	11,400,206	0.08	1.05 to 2.00	16.25 to 15.16
	12/31/2006		9,358,033	1.55 to 1.22	12,257,996	0.00	1.05 to 2.00	4.99 to 4.02
	12/31/2005		10,320,974	1.47 to 1.17	12,857,318	0.00	1.05 to 2.00	6.33 to 5.35
	12/31/2004		10,203,545	1.39 to 1.11	11,918,971	0.00	1.05 to 2.00	11.86 to 10.81
	12/31/2003		6,915,753	1.24 to 1.00	7,046,879	0.00	1.05 to 2.00	23.96 to 28.03
Columbia Marsico Focused Equities Fund
	12/31/2007		6,174,660	1.80 to 1.44	9,280,200	0.12	1.05 to 2.00	12.39 to 11.34
	12/31/2006		7,484,503	1.60 to 1.29	10,056,259	0.00	1.05 to 2.00	7.15 to 6.15
	12/31/2005		8,227,023	1.50 to 1.21	10,297,789	0.00	1.05 to 2.00	9.17 to 8.15
	12/31/2004		8,786,165	1.37 to 1.12	10,094,703	0.00	1.05 to 2.00	10.19 to 9.16
	12/31/2003		8,201,106	1.25 to 1.03	8,526,084	0.00	1.05 to 2.00	24.52 to 30.49

81

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Columbia Marsico International Opportunities Fund
	12/31/2007		4,525,639	$2.65	to	$2.23	$10,779,725	0.11%	1.05% to 2.00%	18.43%	to	17.32%
	12/31/2006		5,671,277	2.23	to	1.90	11,380,112	0.29	1.05 to 2.00	21.94	to	20.81
	12/31/2005		5,752,185	1.83	to	1.57	9,506,076	0.10	1.05 to 2.00	18.29	to	17.19
	12/31/2004		5,292,616	1.55	to	1.34	7,385,462	0.39	1.05 to 2.00	15.38	to	14.30
	12/31/2003		3,375,644	1.34	to	1.17	4,022,118	0.02	1.05 to 2.00	34.27	to	37.50
Columbia Marsico 21st Century Fund
	12/31/2007		1,308,081	2.45	to	2.20	3,033,502	0.55	1.05 to 2.00	18.04	to	16.94
	12/31/2006		1,539,437	2.08	to	1.88	3,004,659	0.19	1.05 to 2.00	18.50	to	17.40
	12/31/2005		1,402,263	1.75	to	1.60	2,303,442	0.00	1.05 to 2.00	6.77	to	5.78
	12/31/2004		1,199,619	1.64	to	1.52	1,841,829	0.00	1.05 to 2.00	21.08	to	19.95
	12/31/2003		993,435	1.36	to	1.26	1,263,415	0.00	1.05 to 2.00	35.71	to	45.95
Columbia Marsico MidCap Growth Fund
	12/31/2007		2,278,102	2.00	to	1.43	3,547,932	0.11	1.05 to 2.00	18.62	to	17.51
	12/31/2006		2,637,750	1.69	to	1.22	3,414,179	0.00	1.05 to 2.00	16.47	to	15.39
	12/31/2005		3,116,387	1.45	to	1.06	3,462,812	0.00	1.05 to 2.00	4.10	to	3.13
	12/31/2004		3,188,897	1.39	to	1.02	3,398,511	0.00	1.05 to 2.00	12.90	to	11.84
	12/31/2003		2,644,228	1.23	to	0.91	2,450,528	0.00	1.05 to 2.00	23.26	to	24.97
Columbia Small Company Growth Fund
	12/31/2007		152,073	1.06	to	1.05	161,017	0.00	1.05 to 2.00	12.27	to	11.22
	12/31/2006	(1)	152,199	0.95	to	0.94	143,814	0.00	1.05 to 2.00	(5.37)	to	(5.96)
Columbia Large Cap Value Fund
	12/31/2007		4,024,957	1.09	to	1.08	4,379,648	1.42	1.05 to 2.00	1.66	to	0.71
	12/31/2006	(1)	4,541,722	1.08	to	1.07	4,873,469	2.23	1.05 to 2.00	7.55	to	6.88
Oppenheimer Capital Appreciation
	12/31/2007		1,097,725	1.62	to	1.27	1,445,555	0.01	1.05 to 2.00	12.67	to	11.62
	12/31/2006		1,595,869	1.44	to	1.14	1,875,775	0.19	1.05 to 2.00	6.57	to	5.58
	12/31/2005		1,748,524	1.35	to	1.08	1,934,549	0.73	1.05 to 2.00	3.78	to	2.81
	12/31/2004		1,709,901	1.30	to	1.05	1,831,292	0.23	1.05 to 2.00	5.50	to	4.52
	12/31/2003		1,682,796	1.23	to	1.00	1,703,715	0.32	1.05 to 2.00	23.43	to	28.13
Oppenheimer Main Street
	12/31/2007		2,076,851	1.60	to	1.27	2,729,310	0.85	1.05 to 2.00	3.06	to	2.10
	12/31/2006		2,385,639	1.56	to	1.24	3,054,200	1.00	1.05 to 2.00	13.57	to	12.51
	12/31/2005		2,645,317	1.37	to	1.10	2,989,034	1.20	1.05 to 2.00	4.65	to	3.67
	12/31/2004		2,723,726	1.31	to	1.06	2,954,711	0.70	1.05 to 2.00	8.01	to	7.00
	12/31/2003		2,838,969	1.21	to	0.99	2,847,390	0.81	1.05 to 2.00	21.27	to	23.96
Oppenheimer Strategic Bond
	12/31/2007		2,834,723	1.36	to	1.42	4,106,367	3.44	1.05 to 2.00	8.41	to	7.39
	12/31/2006		2,928,729	1.25	to	1.32	3,929,076	3.78	1.05 to 2.00	6.12	to	5.14
	12/31/2005		2,673,949	1.18	to	1.26	3,414,889	4.24	1.05 to 2.00	1.42	to	0.47
	12/31/2004		2,599,033	1.16	to	1.25	3,291,193	4.85	1.05 to 2.00	7.30	to	6.30
	12/31/2003		2,255,758	1.08	to	1.18	2,675,380	5.33	1.05 to 2.00	8.39	to	14.86

82

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Putnam VT Growth and Income
	12/31/2007		532,320	$1.51	to	$1.19	$660,601	1.31%	1.05% to 2.00%	-7.02%	to	-7.89%
	12/31/2006		594,173	1.62	to	1.29	794,875	1.57	1.05 to 2.00	14.71	to	13.64
	12/31/2005		673,388	1.41	to	1.14	786,159	1.51	1.05 to 2.00	4.14	to	3.17
	12/31/2004		761,883	1.36	to	1.10	855,252	1.47	1.05 to 2.00	9.95	to	8.93
	12/31/2003		686,269	1.23	to	1.01	702,128	1.85	1.05 to 2.00	23.39	to	24.89
Putnam VT Research
	12/31/2007		135,162	1.47	to	1.16	163,103	0.36	1.05 to 2.00	(0.49)	to	(1.42)
	12/31/2006		118,652	1.48	to	1.18	144,209	0.54	1.05 to 2.00	10.16	to	9.14
	12/31/2005		117,089	1.34	to	1.08	129,549	0.80	1.05 to 2.00	3.92	to	2.96
	12/31/2004		104,814	1.29	to	1.05	111,950	0.00	1.05 to 2.00	6.44	to	5.45
	12/31/2003		102,590	1.21	to	1.00	103,225	0.23	1.05 to 2.00	21.32	to	22.87
Fidelity VIP - Equity-Income
	12/31/2007		5,771,509	1.73	to	1.37	8,574,966	1.48	1.05 to 2.00	0.21	to	(0.72)
	12/31/2006		6,845,290	1.72	to	1.38	10,155,230	2.96	1.05 to 2.00	18.69	to	17.58
	12/31/2005		7,064,805	1.45	to	1.17	8,857,306	1.42	1.05 to 2.00	4.48	to	3.51
	12/31/2004		6,864,455	1.39	to	1.13	8,230,136	1.13	1.05 to 2.00	10.07	to	9.05
	12/31/2003		4,228,899	1.26	to	1.04	4,481,296	1.25	1.05 to 2.00	26.18	to	27.48
Fidelity VIP - Growth
	12/31/2007		1,489,111	1.76	to	1.31	2,058,391	0.39	1.05 to 2.00	25.34	to	24.16
	12/31/2006		1,653,469	1.40	to	1.05	1,850,686	0.18	1.05 to 2.00	5.47	to	4.49
	12/31/2005		1,883,898	1.33	to	1.01	1,993,749	0.27	1.05 to 2.00	4.41	to	3.44
	12/31/2004		1,779,635	1.27	to	0.97	1,807,232	0.13	1.05 to 2.00	2.05	to	1.10
	12/31/2003		1,726,857	1.25	to	0.96	1,681,159	0.08	1.05 to 2.00	24.87	to	29.94
Fidelity VIP - Growth Opportunities
	12/31/2007		355,936	1.75	to	1.43	538,372	0.00	1.05 to 2.00	21.62	to	20.48
	12/31/2006		354,715	1.44	to	1.19	443,464	0.46	1.05 to 2.00	4.03	to	3.06
	12/31/2005		365,564	1.38	to	1.15	440,265	0.65	1.05 to 2.00	7.55	to	6.55
	12/31/2004		362,225	1.28	to	1.08	403,137	0.19	1.05 to 2.00	5.78	to	4.79
	12/31/2003		111,826	1.21	to	1.03	116,696	0.36	1.05 to 2.00	21.34	to	26.87
Fidelity VIP - Index 500
	12/31/2007		570,189	1.63	to	1.56	915,703	3.16	1.05 to 2.00	4.08	to	3.11
	12/31/2006		489,406	1.57	to	1.52	758,194	1.50	1.05 to 2.00	14.24	to	13.18
	12/31/2005		501,871	1.37	to	1.34	682,713	1.40	1.05 to 2.00	3.47	to	2.51
	12/31/2004		350,606	1.33	to	1.31	461,895	0.70	1.05 to 2.00	9.19	to	8.17
	12/31/2003	(1)	121,630	1.22	to	1.21	147,332	0.00	1.05 to 2.00	21.54	to	20.78
Fidelity VIP - Mid Cap
	12/31/2007		2,418,767	2.56	to	2.04	5,246,484	0.48	1.05 to 2.00	14.13	to	13.06
	12/31/2006		3,125,234	2.24	to	1.80	5,941,861	0.18	1.05 to 2.00	11.24	to	10.21
	12/31/2005		3,447,627	2.01	to	1.64	5,866,413	0.00	1.05 to 2.00	16.79	to	15.71
	12/31/2004		3,467,264	1.72	to	1.41	5,038,224	0.00	1.05 to 2.00	23.36	to	22.21
	12/31/2003		2,873,924	1.40	to	1.16	3,364,028	0.20	1.05 to 2.00	39.69	to	35.54

83

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity VIP -Value Strategies
	12/31/2007		317,251	$2.03	to	$1.94	$636,275	0.54%	1.05% to 2.00%	4.34%	to	3.36%
	12/31/2006		306,670	1.94	to	1.88	590,406	0.39	1.05 to 2.00	14.81	to	13.74
	12/31/2005		435,203	1.69	to	1.65	730,134	0.00	1.05 to 2.00	1.37	to	0.42
	12/31/2004		436,789	1.67	to	1.64	724,260	0.00	1.05 to 2.00	12.65	to	11.60
	12/31/2003	(1)	144,129	1.48	to	1.47	212,615	0.00	1.05 to 2.00	48.25	to	47.33

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .75% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratio(s) for periods of less than one year have been annualized.

***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
1.05%	May 1, 2003

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

84

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

4.	Financial Highlights (continued)

Subaccount	2004 Total Return Range
Columbia High Yield Bond Fund	9.28% to 11.86%

Subaccount	2003 Total Return Range
Asset Allocation - Growth	7.71% to 6.81%
Asset Allocation - Conservative	15.73% to 21.40%
Asset Allocation - Moderate	17.90% to 23.33%
Asset Allocation - Moderate Growth	20.43% to 25.60%
JP Morgan Core Bond	0.74% to 2.99%
Capital Guardian Global	31.04% to 35.91%
Capital Guardian U.S. Equity	24.91% to 34.82%
Capital Guardian Value	28.30% to 32.92%
JP Morgan Mid Cap Value	25.53% to 29.80%
Federated Market Opportunity	18.96% to 25.28%
Jennison Growth	20.28% to 27.18%

Subaccount	2003 Total Return Range
MFS High Yield	8.25% to 16.29%
PIMCO Total Return	1.00% to 3.61%
Third Avenue Value	34.23% to 35.57%
T. Rowe Price Equity Income	21.64% to 24.04%
T. Rowe Price Small Cap	33.22% to 38.67%
Transamerica Equity	21.12% to 29.60%
Van Kampen Mid-Cap Growth	18.95% to 26.57%
AIM V.I. Capital Appreciation	22.28% to 27.59%
AIM V.I. Core Equity	20.55% to 22.62%
AllianceBernstein Large Cap Growth	14.74% to 21.84%
AllianceBernstein Global Technology	31.54% to 42.02%
Franklin Small-Midcap Growth Securities	31.38% to 35.55%
Mutual Shares Securities	19.59% to 23.60%
MFS Emerging Growth	19.25% to 28.33%
MFS Research	18.08% to 22.83%
MFS Total Return	12.21% to 14.57%
MFS Utilities	22.61% to 33.90%

85

Retirement Income Builder-BAI Variable Annuity

Separate Account VA K

Notes to Financial Statements

December 31, 2007

4.	Financial Highlights (continued)

Subaccount	2003 Total Return Range
Columbia High Yield Bond Fund	14.96% to 29.58%
Columbia Marsico Growth Fund	23.35% to 28.98%
Columbia Marsico Focused Equities Fund	23.91% to 31.46%
Columbia Marsico International Opportunities Fund	33.61% to 38.52%
Columbia Marsico 21st Century Fund	35.04% to 47.03%
Columbia MidCap Growth Fund	22.66% to 25.90%
Oppenheimer Capital Appreciation	22.83% to 29.08%
Oppenheimer Main Street	20.68% to 24.88%
Oppenheimer Strategic Bond	7.85% to 15.71%
Putnam VT Growth and Income	22.78% to 25.81%
Putnam VT Research	20.73% to 23.78%
Fidelity VIP - Equity-Income	25.56% to 28.42%
Fidelity VIP - Growth	24.26% to 30.91%
Fidelity VIP - Growth Opportunities	20.74% to 27.81%

86

Retirement Income Builder-BAI Variable Annuity

Notes to Financial Statements

December 31, 2007

5.	Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. Prior to May 1, 2003, the daily charges assessed were based on the net asset value of the account and ranged from 1.15% to 1.85%, depending on the death benefit selected. Effective May 1, 2003, the daily charges assessed were based on the net asset value of the account and range from .90% to 1.85%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

An administrative charge of .15% annually is deducted from the client values of the subaccounts of the Mutual Fund Account. This charge is assessed daily along with an annual policy fee of the lesser of 2% of the policy value or $30 per contract. The annual policy fee is deducted proportionately from the subaccounts’ accumulated values. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6.	Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7.	Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

87

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits:

(1)	(a)		Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 5.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 6.

	(a)	(1)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 16.

(3)	(a)	(2)	Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 28.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 5.

(3)	(b)	(1)	Form of Broker/Dealer Supervision and Sales Agreement (TCI). Note 29.

(4)	(a)		Form of Policy. Note 18.

	(b)		Form of Policy Rider (Managed Annuity Program). Note 1.

	(c)		Form of Policy Rider (Beneficiary Earnings Enhancement). Note 2.

	(d)		Form of Policy Rider (Beneficiary Earnings Enhancement—Extra). Note 18.

	(e)		Form of Policy Endorsement (Initial Payment Guarantee). Note 3.

	(f)		Form of Policy Rider (Liquidity Rider). Note 18.

	(g)		Form of Policy Rider (MAP II). Note 19.

	(h)		Form of Policy Rider (GPS). Note 25.

	(i)		Form of Policy Rider (5 for Life). Note 25.

(5)	(a)		Form of Application. Note 17.

	(b)		Form of Application. Note 21

(6)	(a)		Articles of Incorporation of Transamerica Life Insurance Company. Note 4.

	(b)		ByLaws of Transamerica Life Insurance Company. Note 4.

(7)			Reinsurance Agreement. Note 23.

(8)	(a)		Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 6.

	(a)	(1)

Amendment No. 16 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 4.

	(a)	(2)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 3.

	(a)	(3)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 22.

(8)	(a)	(4)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 23.

(8)	(a)	(5)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 25.

(8)	(a)	(6)	Amendment No. 36 to Participation Agreement (TST). Note 31.
	(b)		Participation Agreement by and among AIM Variable Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation. Note 7.

	(b)	(1)	Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 22.

	(c)		Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 8.

	(c)	(1)	Amendment No. 1 to Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 9.

	(c)	(2)	Amendment No. 3 to Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 22.

	(d)		Revised Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and PFL Life Insurance Company. Note 2.

	(d)	(1)	Amendment No. 2 to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Transamerica Life Insurance Company. Note 25.

	(d)	(2)

Amendment No. 5 to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Transamerica Life Insurance Company, and AFSG Securities Corporation. Note 27.

	(e)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 8.

	(e)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 10.

	(e)	(2)	Amendment No. 3 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22.

	(f)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 11.

	(f)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 12.

	(f)	(2)	Amendment to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 22.

	(g)		Participation Agreement between Nations Separate Account Trust, Transamerica Life Insurance Company, Stephens Inc., and AFSG Securities Corporation. Note 9.

	(g)	(1)	Amendment No. 1 to Participation Agreement between Nations Separate Account Trust, Transamerica Life Insurance Company, Stephens Inc., and AFSG Securities Corporation. Note 22.

(8)	(g)	(2)	Amendment No. 2 to Participation Agreement (Nations). Note 25.

	(h)		Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and PFL Life Insurance Company. Note 11.

	(h)	(1)	Amendment No. 6 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and PFL Life Insurance Company. Note 16.

	(h)	(2)	Amendment No. 7 to Participation Agreement among

			Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and PFL Life Insurance Company. Note 22.

	(i)		Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and PFL Life Insurance Company. Note 7.

	(i)	(1)	Amendment to Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and PFL Life Insurance Company. Note 22.

	(j)		Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 13.

	(j)	(1)	Amendment No. 4 to Participation Agreement (VIP I). Note 14.

	(j)	(2)	Amendment No. 6 to Participation Agreement (VIP I). Note 22.

	(k)		Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 15.

	(k)	(1)	Amendment No. 2 to Participation Agreement (VIP III). Note 14.

	(k)	(2)	Amendment No. 4 to Participation Agreement (VIP III). Note 22.

	(l)		Amended and Restated Participation Agreement (Fidelity). Note 27.

(9)	(a)		Opinion and Consent of Counsel. Note 31.

(9)	(b)		Consent of Counsel. Note 31.

(10)	(a)		Consent of Independent Registered Public Accounting Firm. Note 31.

	(b)		Opinion and Consent of Actuary. Note 27.

(11)			Not applicable.

(12)			Not applicable.

(13)		Performance Data Calculations. Note 27.

(14)

Powers of Attorney. (P.S. Baird, C.D. Vermie, L.N. Norman, B. Herbert, Jr., D.C. Kolsrud, R.J. Kontz, B.K. Clancy) Note 5. (C.H. Garrett, A.C. Schneider) Note 17. (Ronald L. Ziegler). Note 24. (James A. Beardsworth) Note 26.

		(Arthur Schneider, Craig D. Vermie, Larry Norman, Brenda K. Clancy, Eric J. Martin, James Beardsworth, Ron Ziegler) Note 28. (Darryl D. Button). Note 30.

Note 1.	Incorporated herein by reference to Post-Effective Amendment No. 26 to form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 10 to form N-4 Registration Statement (File No. 333-07509) on April 30, 2001.
Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 25 to form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.
Note 4.	Incorporated herein by reference to initial filing of form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.
Note 5.	Incorporated herein by reference to initial filing of Form N-4 Registration Statement (File No. 333-76230) on January 18, 2002.
Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-26209) on April 29, 1998.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-7509) on January 18, 2002.
Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 33-33085) on October 3, 2000.
Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 13.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.
Note 14.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 15.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.
Note 16.	Filed with Pre-effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-76230) on May 20, 2002.
Note 17.	Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 333-76230) on July 8, 2002.
Note 18.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-87792) on July 15, 2002.
Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 20.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-76235) on December 30, 2002.
Note 21.	Filed with Post-Effective No. 3 to Form N-4 Registration Statement (File No. 333-76230) on April 30, 2003.
Note 22.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-76230) on April 29, 2004.
Note 23.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 24.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.
Note 25.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-76230) on April 28, 2005.
Note 26.	Incorporated herein by reference to Post-Effective Amendment No. 38 to Form N-4 Registration Statement (File No. 33-33085) on September 12, 2005.
Note 27.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-76230) on April 27, 2006.
Note 28.	Filed with Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-76230) filed on April 30, 2007.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) filed on February 15, 2008.
Note 30.	Filed with Post-Effective Amendment No. 42 to Form N-4 Registration Statement (File No. 33-33085) on December 21, 2007.
Note 31.	Filed herewith

Item 25.    Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Chairman of the Board and President

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President, Secretary and General Counsel

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Executive Vice President and Chief Operating Officer

Ronald L. Ziegler 4333 Edgewood Road, N.E. Cedar Rapids, IA. 52499-0001	Director and Vice President

Arthur C. Schneider 4333 Edgewood Road N.E. Cedar Rapids, IA. 52499-0001	Director, Senior Vice President and Chief Tax Officer

Darryl D. Button 4333 Edgewood Road N.E. Cedar Rapids, IA. 52499-0001	Senior Vice President and Chief Financial Officer

Item 26.	Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor
AEGON Dealer Services Canada, Inc.	Canada	100% National Financial Corporation	Mutual fund dealership
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets, PLC
AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan)	Life insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (42.54%); Transamerica Occidental Life Insurance Company (21.38%); Monumental Life Insurance Company (20.54%); Life Investors Insurance Company of America (15.54%)	Investment vehicle for securities lending cash collaterol
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON Direct Marketing Services e Corretora de Seguros de Vida Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company
AEGON N.V.	Netherlands	22.238% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company
AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transamerica Corporation	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Member: Monumental Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property
Asia Investments Holdings, Limited	Hong Kong	99% TOLIC	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business
Bankers Financial Life Ins. Co.	Arizona	Class B Common stock is allocated 75% of total cumulative vote - AEGON USA, Inc. Class A Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated), Chen Jun	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency
Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company
Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer
COLI Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Commonwealth General Corporation (“CGC”)	Delaware	AEGON U.S. Corporation owns 100 shares; AEGON USA, Inc. owns 5 shares	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
CRG Fiduciary Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
ECB Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
Executive Benefit Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Fourth & Market Funding, LLC	Delaware	100% Commonwealth General Corporation	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affilaite (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affilaite (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary
Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company
Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote - AEGON USA, Inc. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance
JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, Inc.	Insurance company
ML Life Insurance Company of New York	New York	100% AEGON USA, Inc.	Insurance company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping
Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% TOLIC	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Company.; 23% Transamerica Occidental Life Insurance Company; 1% Stonebridge Life Insurance Company; 11% Life Investors Insurance Company of America; 19% Monumental Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 10% owned by Transamerica Occidental Life Insurance Company; 41.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Retirement Project Oakmont	CA	General Partners: Transamerica International Holdings, Inc. ; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Ins. Co.	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, Inc. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns-23%	Fund advisor

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
Transamerica Direct Marketing Services Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International B.V.	Marketing company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages
Transamerica IDEX Mutual Funds	Delaware	100% InterSecurities, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance
Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Investment Management, LLC	Advisor
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company
Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica International Holdings, Inc.; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of administrative services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor
Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive
Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance
Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware	Manager: AEGON USA Investment Management, LLC	Aggregating vehicle formed to hold various fund investments.

As of 1/1/2008

Item 27.    Number of Contract Owners

As of February 29, 2008, there were 2,927 Contract owners.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Robert R. Frederick	(1)	Chief Operations Officer, President and Director

John T. Mallett	(1)	Director

Mark W. Mullin	(1)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Executive Vice President and Chief Financial Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Linda S. Gilmer	(1)	Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Jeffrey Eng	(6)	Assistant Secretary

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(c)  Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(2)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation(1)	$630,793	0	0	0
Transamerica Capital, Inc.	$985,411	0	0	0

(1)	Effective May 1, 2007, Transamerica Capital, Inc. replaced AFSG Securities Corporation as principal underwriter for the policies.

(2)	Fiscal Year 2007

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.    Management Services

All management Contracts are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)  Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a)-(d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25 day of April, 2008.

SEPARATE ACCOUNT VA K

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Larry N. Norman
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director and Vice President	, 2008
Ronald L. Ziegler

*	Director, Senior Vice President, and Secretary and General Counsel	, 2008
Craig D. Vermie

*	Director, Chairman of the Board, and President	, 2008
Larry N. Norman

*	Director, Chief Tax Officer, and Senior Vice President	, 2008
Arthur C. Schneider

*	Vice President and Corporate Controller	, 2008
Eric J. Martin

*	Director, Executive Vice President and Chief Operating Officer	, 2008
Brenda K. Clancy

*	Senior Vice President and Chief Financial Officer	, 2008
Darryl D Button

/s/ Darin D. Smith	Vice President, Assistant Secretary and General Counsel	April 25, 2008
*By: Darin D. Smith

*By:	Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No. 333-76230

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

RETIREMENT INCOME BUILDER - BAI

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(8)(a)(6)	Amendment No. 36 to Participation Agreement (TST)

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.